       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012.


                                                            FILE NOS. 333-178853

                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT

                                      UNDER



                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 2                        [X]



                                     and/or

                             REGISTRATION STATEMENT

                              UNDER THE INVESTMENT



                                 COMPANY ACT OF 1940

                                   Amendment No. 2                               [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.


                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                               1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6121

 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485




[X] on April 30, 2012 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.


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--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Choice/Polaris Choice III
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Choice/Polaris Choice III
                                                Variable Annuity; Purchasing a
                                                Polaris Choice/Polaris Choice III
                                                Variable Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Polaris Choice/Polaris Choice III
                                          Variable Annuity (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Polaris Choice/Polaris Choice
                                          III Variable Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              (POLARIS CHOICE LOGO)
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment options -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in the shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


This contract is no longer available for purchase by new contract owners.


UNDERLYING FUNDS:                         MANAGED BY:
     Aggressive Growth                    Wells Capital Management Incorporated
     Alliance Growth                      AllianceBernstein L.P.
     American Funds Global Growth         Capital Research and Management Company
       Fund(2)
     American Funds Growth Fund(2)        Capital Research and Management Company
     American Funds Growth-Income         Capital Research and Management Company
       Fund(2)
     Asset Allocation                     Edge Asset Management, Inc.
     Balanced                             J.P. Morgan Investment Management Inc.
     Blue Chip Growth                     SunAmerica Asset Management Corp.
     Capital Appreciation                 Wellington Management Company, LLP
     Capital Growth                       OppenheimerFunds, Inc.
     Cash Management                      BofA Advisors, LLC
     Columbia VP-High Income Fund         Columbia Management Investment Advisers,
                                          LLC
     Columbia VP-Marsico Focused          Marsico Capital Management, LLC
       Equities Fund
     Corporate Bond                       Federated Investment Management Company
     Davis Venture Value                  Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)             SunAmerica Asset Management Corp.
     Emerging Markets                     Putnam Investment Management, LLC
     Equity Opportunities                 OppenheimerFunds, Inc.
     Foreign Value                        Templeton Investment Counsel, LLC
     Fundamental Growth                   Wells Capital Management Incorporated
     Global Bond                          Goldman Sachs Asset Management
                                          International
     Global Equities                      J.P. Morgan Investment Management Inc.
     Government and Quality Bond          Wellington Management Company, LLP
     Growth                               Wellington Management Company, LLP
     Growth-Income                        J.P. Morgan Investment Management Inc.
     Growth Opportunities                 Invesco Advisers, Inc.
     High-Yield Bond                      PineBridge Investments LLC
     International Diversified Equities   Morgan Stanley Investment Management
                                          Inc.
     International Growth and Income      Putnam Investment Management, LLC
     Invesco Van Kampen V.I. American     Invesco Advisers, Inc.
       Franchise Fund, Series II
       Shares(3)
     Invesco Van Kampen V.I. Comstock     Invesco Advisers, Inc.
       Fund, Series II Shares
     Invesco Van Kampen V.I. Growth and   Invesco Advisers, Inc.
       Income Fund, Series II Shares
     Lord Abbett Growth and Income        Lord, Abbett & Co. LLC
     Marsico Focused Growth               Marsico Capital Management, LLC
     MFS Massachusetts Investors          Massachusetts Financial Services Company
       Trust(1)
     MFS Total Return                     Massachusetts Financial Services Company
     Mid-Cap Growth                       J.P. Morgan Investment Management Inc.
     Natural Resources                    Wellington Management Company, LLP
     Real Estate                          Davis Selected Advisers, L.P.
     Real Return                          Wellington Management Company, LLP
     Small Company Value                  Franklin Advisory Services, LLC
     Small & Mid Cap Value                AllianceBernstein L.P.
     Technology                           Columbia Management Investment Advisers,
                                          LLC
     Total Return Bond                    Pacific Investment Management Company
                                          LLC

(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(2) Separate investment of the American Funds Insurance Series.


(3) On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



GLOSSARY.................................................................    3
HIGHLIGHTS...............................................................    4
FEE TABLE................................................................    5
     Maximum Owner Transaction Expenses..................................    5
     Contract Maintenance Fee............................................    5
     Separate Account Annual Expenses....................................    5
     Additional Optional Feature Fees....................................    5
          Optional MarketLock Fee........................................    5
          Optional MarketLock For Two Fee................................    5
          Optional Polaris Income Rewards Fee............................    5
          Optional Capital Protector Fee.................................    5
     Underlying Fund Expenses............................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.....................................    6
THE POLARIS CHOICE VARIABLE ANNUITY......................................    7
PURCHASING A POLARIS CHOICE VARIABLE ANNUITY.............................    7
     Allocation of Purchase Payments.....................................    8
     Accumulation Units..................................................    9
     Right to Examine....................................................    9
     Exchange Offers.....................................................    9
     Important Information for Military Servicemembers...................   10
INVESTMENT OPTIONS.......................................................   10
     Variable Portfolios.................................................   10
          AIM Variable Insurance Funds
                      (Invesco Variable Insurance Funds).................   10
          American Funds Insurance Series................................   10
          Anchor Series Trust............................................   10
          Columbia Funds Variable Insurance Trust I......................   11
          Lord Abbett Series Fund, Inc. .................................   11
          Seasons Series Trust...........................................   11
          SunAmerica Series Trust........................................   11
     Substitution, Addition or Deletion of Variable Portfolios...........   13
     Fixed Accounts......................................................   13
     Dollar Cost Averaging Fixed Accounts................................   13
     Dollar Cost Averaging Program.......................................   14
     Polaris Portfolio Allocator Program.................................   14
     Transfers During the Accumulation Phase.............................   16
     Automatic Asset Rebalancing Program.................................   19
     Voting Rights.......................................................   19
ACCESS TO YOUR MONEY.....................................................   19
     Free Withdrawal Amount..............................................   19
     Systematic Withdrawal Program.......................................   21
     Minimum Contract Value..............................................   21
     Qualified Contract Owners...........................................   21
OPTIONAL LIVING BENEFITS.................................................   21
     MarketLock and MarketLock For Two...................................   21
     Polaris Income Rewards..............................................   28
     Capital Protector...................................................   31
DEATH BENEFITS...........................................................   32
     Beneficiary Continuation Programs...................................   33
     Death Benefit Defined Terms.........................................   33
     Death Benefit Options...............................................   34
     Standard Death Benefit..............................................   34
     Optional Enhanced Death Benefit.....................................   34
     Spousal Continuation................................................   34
EXPENSES.................................................................   35
     Separate Account Expenses...........................................   35
     Withdrawal Charges..................................................   35
     Underlying Fund Expenses............................................   36
     Contract Maintenance Fee............................................   36
     Transfer Fee........................................................   36
     Optional Living Benefit Fees........................................   36
     Optional Enhanced Death Benefit Fee.................................   36
     Income Taxes........................................................   36
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.....................................................   36
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT.................   37
ANNUITY INCOME OPTIONS...................................................   38
     The Income Phase....................................................   38
     Annuity Income Options..............................................   39
     Fixed or Variable Annuity Income Payments...........................   39
     Annuity Income Payments.............................................   39
     Transfers During the Income Phase...................................   40
     Deferment of Payments...............................................   40
TAXES....................................................................   40
     Annuity Contracts in General........................................   40
     Tax Treatment of Distributions - Non-Qualified Contracts............   41
     Tax Treatment of Distributions - Qualified Contracts................   41
     Required Minimum Distributions......................................   42
     Tax Treatment of Death Benefits.....................................   43
     Tax Treatment of Optional Living Benefits...........................   43
     Contracts Owned by a Trust or Corporation...........................   43
     Gifts, Pledges and/or Assignments of a Contract.....................   43
     Diversification and Investor Control................................   43
OTHER INFORMATION........................................................   44
     The Distributor.....................................................   44
     The Company.........................................................   44
     The Separate Account................................................   45
     The General Account.................................................   45
     Guarantee of Insurance Obligations..................................   46
     Financial Statements................................................   46
     Administration......................................................   46
     Legal Proceedings...................................................   47
     Registration Statements.............................................   47
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........................   47
APPENDIX A - CONDENSED FINANCIAL INFORMATION.............................  A-1
APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION...............  B-1
APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA").............................  C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.


COMPANY - Refers to The United States Life Insurance Company in the City of New York ("US Life"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 90th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The Polaris Choice Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it, and not be charged a withdrawal charge. You will receive the greater of Purchase Payments or the value of your contract on the day that we receive your request. The amount may be more or less than your original Purchase Payments. PLEASE SEE PURCHASING A POLARIS CHOICE VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived if contract value is $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 3 complete years, a withdrawal charge no longer applies to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.


You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.



DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.

MAXIMUM OWNER TRANSACTION EXPENSES

Maximum Withdrawal Charge (as a percentage
of each Purchase Payment)(1)................  7%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(2)...........  $30 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Expenses(3).............   1.52%
Optional Enhanced Death Benefit Fee(4)...   0.20%
                                            =====
     MAXIMUM SEPARATE ACCOUNT ANNUAL
       EXPENSES..........................   1.72%


ADDITIONAL OPTIONAL FEATURE FEES

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(5)

                                                       ANNUALIZED FEE
                                                    --------------------
All years in which the feature is in effect.......          0.65%


OPTIONAL MARKETLOCK FOR TWO FEE
(calculated as a percentage of the MAV Benefit Base)(5)

ALL YEARS IN WHICH THE FEATURE IS IN EFFECT             ANNUALIZED FEE
-------------------------------------------          --------------------
Prior to Any Withdrawal...........................           0.40%
After the First Withdrawal........................           0.80%


OPTIONAL POLARIS INCOME REWARDS FEE
(calculated as a percentage of the Withdrawal Benefit Base adjusted for withdrawals)(6)

CONTRACT YEAR                         ANNUALIZED FEE
-------------                         --------------
  0-7.............................         0.65%
  8-10............................         0.45%
  11+.............................          none


OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(7)

CONTRACT YEAR                         ANNUALIZED FEE
-------------                         --------------
  0-5.............................         0.65%
  6-10............................         0.45%
  11+.............................          none



UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(8)                          MINIMUM   MAXIMUM
----------------------------         -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, other
expenses and service (12b-1) fees,
if applicable)....................    0.53%     1.57%



FOOTNOTES TO THE FEE TABLES

 (1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 3 years as follows:

YEARS SINCE RECEIPT:.......................................................   1    2    3    4+
                                                                              7%   6%   5%   0%




 (2) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.

 (3) If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 (4) If you do not elect any optional features, your separate account annual expenses would be 1.52%.

 (5) MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits. The fee is assessed against the MAV Benefit Base which determines the basis of the guaranteed benefit. The applicable annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 (6) Polaris Income Rewards is an optional guaranteed minimum withdrawal benefit. The annual fee is assessed against the Withdrawal Benefit Base which determines the basis for the guaranteed benefit. The fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following the election and quarterly thereafter. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.

 (7) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from the portion of your contract value allocated to the Variable Portfolios at the end of the first quarter following election and quarterly thereafter. For contracts issued prior to May 3, 2004, the fee is as follows: 0.55% for Years 0-5, 0.35% for Years 6-10, no fee for Years 11+. For a complete description of how the fee is calculated, please see OPTIONAL LIVING BENEFITS below.


 (8) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.72% (including the Enhanced Death Benefit), the optional MarketLock For Two feature (0.80%), and investment in an Underlying Fund with total expenses of 1.57%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,116     $1,758     $2,115     $4,322



(2) If you do not surrender or annuitize your Contract at the end of the applicable period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $416      $1,258     $2,115     $4,322





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)



(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $913      $1,158     $1,129     $2,431



(2) If you do not surrender or annuitize your Contract at the end of the applicable period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $213       $658      $1,129     $2,431



EXPLANATION OF EXPENSE EXAMPLES


1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed.

3. The Maximum Expense Examples reflect the highest possible combination of charges. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the MAV Benefit Base, which is used to calculate the fee of MarketLock For Two, includes the higher fee which is applied after the first withdrawal during the stated period.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               THE POLARIS CHOICE
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.


Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           PURCHASING A POLARIS CHOICE
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $10,000              $500                $100
------------------------------------------------------------------------------


Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.



We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.


Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

US Life
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

US Life
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, we will refund to you the greater of (1) your Purchase Payments; or (2) value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

We reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES - CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I - CLASS 1 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I").

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                  MANAGED BY:                                   TRUST  ASSET CLASS
----------------                                  -----------                                   -----  -----------
Aggressive Growth                                 Wells Capital Management Incorporated         SAST   STOCK
Alliance Growth                                   AllianceBernstein L.P.                        SAST   STOCK
American Funds Global Growth Fund                 Capital Research and Management Company       AFIS   STOCK
American Funds Growth Fund                        Capital Research and Management Company       AFIS   STOCK
American Funds Growth-Income Fund                 Capital Research and Management Company       AFIS   STOCK
Asset Allocation                                  Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                  SunAmerica Asset Management Corp.             SAST   STOCK
Capital Appreciation                              Wellington Management Company, LLP            AST    STOCK
Capital Growth                                    OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                   BofA Advisors, LLC                            SAST   CASH
Columbia VP-High Income Fund                      Columbia Management Investment Advisers, LLC  CFT I  BOND
Columbia VP-Marsico Focused Equities Fund         Marsico Capital Management, LLC               CFT I  STOCK
Corporate Bond                                    Federated Investment Management Company       SAST   BOND
Davis Venture Value                               Davis Selected Advisers, L.P.                 SAST   STOCK
"Dogs" of Wall Street                             SunAmerica Asset Management Corp.             SAST   STOCK
Emerging Markets                                  Putnam Investment Management, LLC             SAST   STOCK
Equity Opportunities                              OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                     Templeton Investment Counsel, LLC             SAST   STOCK
Fundamental Growth                                Wells Capital Management Incorporated         SAST   STOCK
Global Bond                                       Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                       Wellington Management Company, LLP            AST    BOND
Growth                                            Wellington Management Company, LLP            AST    STOCK
Growth-Income                                     J.P. Morgan Investment Management Inc.        SAST   STOCK
Growth Opportunities                              Invesco Advisers, Inc.                        SAST   STOCK
High-Yield Bond                                   PineBridge Investments LLC                    SAST   BOND
International Diversified Equities                Morgan Stanley Investment Management Inc.     SAST   STOCK
International Growth and Income                   Putnam Investment Management, LLC             SAST   STOCK
Invesco Van Kampen V.I. American Franchise Fund,  Invesco Advisers, Inc.                        AVIF   STOCK
  Series II Shares
Invesco Van Kampen V.I. Comstock Fund, Series II  Invesco Advisers, Inc.                        AVIF   STOCK
  Shares
Invesco Van Kampen V.I. Growth and Income Fund,   Invesco Advisers, Inc.                        AVIF   STOCK
  Series II Shares
Lord Abbett Growth and Income                     Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                            Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                  Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                    J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                 Wellington Management Company, LLP            AST    STOCK
Real Estate                                       Davis Selected Advisers, L.P.                 SAST   STOCK
Real Return                                       Wellington Management Company, LLP            SST    BOND
Small Company Value                               Franklin Advisory Services, LLC               SAST   STOCK
Small & Mid Cap Value                             AllianceBernstein L.P.                        SAST   STOCK
Technology                                        Columbia Management Investment Advisers, LLC  SAST   STOCK
Total Return Bond                                 Pacific Investment Management Company LLC     SAST   BOND



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.



We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.



If you choose to allocate subsequent Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION


The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.


You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model.

If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program.



You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.


You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.


A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.


The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE APRIL 30, 2012)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------






The Polaris Portfolio Allocator Models listed above show the most current allocations available for this product. The Models are configured from time to time. Once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you invested in models in previous years, your investments, and any subsequent Purchase Payments, will be invested in the same Model as your current investment and will not be invested in the Models with the most current allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.



We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by the Internet unless you tell us not to on your contract application. We may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.


You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 5th transfer request ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2011 and within the previous six months (from February 17, 2011 forward) you made 5 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).



EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS WILL CHANGE AS FOLLOWS:



------------------------------------------------------------------------------
 TRADING POLICY BEFORE CHANGE           TRADING POLICY AFTER CHANGE
------------------------------------------------------------------------------
 5th transfer in a 6-Month Rolling      15th transfer in 12-Month Rolling
 Period triggers the U.S. Mail method   Period triggers the U.S. Mail method
 of Transfer                            of Transfer.
------------------------------------------------------------------------------




On August 6, 2012 and after, the first 15 transfers in a rolling 12-month look-back period (12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 15th transfer request ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16,
2013).



U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.


All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
    D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain

Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NONE OF THE LIVING BENEFITS DESCRIBED BELOW ARE AVAILABLE FOR ELECTION WITH NEW CONTRACTS.

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK
For contracts issued prior to May 1, 2006, MarketLock guarantees the Maximum Anniversary Value (MAV) can be taken during the first 10 years of the contract through a series of withdrawals. In addition, for contracts issued on or after May 1, 2006, if the owner begins withdrawals after age 65, the annual withdrawal amount is guaranteed to last for life.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" below.

** For contracts issued on or after May 1, 2006, lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of a RMD withdrawal that is based on amounts other than this contract will not be considered a RMD from this contract. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" below.

How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions, if applicable; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "HOW ARE THE COMPONENTS OF MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolio, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken assessed at the end of the quarter in which the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolio, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

In addition, for contracts issued on or after May 1, 2006, if you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or a MAV Benefit Base step-up anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

         If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

         (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

         (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount   withdrawal), divided by the current Maximum Annual
                                       Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------

MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, for contracts issued on or after May 1, 2006, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) for contracts issued on or after May 1, 2006, if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, for contracts issued on or after May 1, 2006, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that
(1) the original owner did not previously extend the MAV Evaluation Period and
(2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included in the Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. Please see "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" above.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

For contracts issued on or after May 1, 2006, upon the death of the older contract owner, lifetime withdrawals will no longer be available.

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. For contracts issued on or after May 1, 2006, if eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any payment option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless, for contracts issued on or after May 1, 2006, conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

For contracts issued on or after May 1, 2006, lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"

POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. Option 1 and 2 are available on contracts issued on and after May 3, 2004. In addition, Option 3 is available on contracts issued on or after May 2, 2005. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount. For contracts issued prior to June 14, 2005, the Maximum Election Age is 80 or younger on the contract issue date.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------


What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

     (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

     6. For contracts issued from May 3, 2004 through October 3, 2004, withdrawals in excess of Maximum Annual Withdrawal Amount in any Benefit Year reduce the Stepped-Up Benefit Base by 50% or more.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

Withdrawals under this feature are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued on or after May 3, 2004, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                0-5 years                              0.65%
------------------------------------------------------------------------
               6-10 years                              0.45%
------------------------------------------------------------------------
                   11+                                 None
------------------------------------------------------------------------


For contracts issued prior to May 3, 2004, the fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-5 years                              0.55%
------------------------------------------------------------------------
                    6-10 years                              0.35%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, SunAmerica Annuity and Life Assurance Company, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM


The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.


We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios available in this prospectus.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

This contract provides a Standard Death Benefit, which is automatically included in your contract for no additional fee, and optional enhanced death benefits, which you may elect for an additional fee. Enhanced death benefit options are designed to protect the contract value from poor investment performance and its potential effect on the amount of the standard death benefit.

STANDARD DEATH BENEFIT

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER JUNE 2, 2004:

OPTIONAL ENHANCED DEATH BENEFIT

For an additional fee, you may elect the optional death benefit described below which can provide greater protection for your beneficiaries. You must elect the optional death benefit at the time you purchase your contract and you may not change this election thereafter at any time. The fee for the optional death benefit is 0.20% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase.

MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 81st birthday or date of death. The anniversary value equals the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

If you die on or after your 90th birthday, the Standard Death Benefit may provide more value to your Beneficiaries than the Maximum Anniversary Value option. Further, there is no additional charge for the Standard Death Benefit and there is an additional charge for the Maximum Anniversary Value option.

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004:

MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that anniversary; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue; or you are age 90 or older at the time of your death.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract level fees, such as Separate Account or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 3 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


------------------------------------------------------------------------------
------------------------------------------------------------------------------
 YEARS SINCE
  PURCHASE PAYMENT
  RECEIPT                 1              2              3              4+
 WITHDRAWAL
 CHARGE                   7%             6%             5%             0%
------------------------------------------------------------------------------


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.


There is an annualized 0.25% fee applicable to the Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds) and Class 2 shares of American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

Please see FEE TABLE above for a description of the Optional Living Benefit fees offered over time in this contract.

OPTIONAL ENHANCED DEATH BENEFIT FEES

The fee for the optional Maximum Anniversary Value death benefit is 0.20% of the average daily ending net asset value allocated to the Variable Portfolio(s).

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount

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of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the later of the first business day of the month following your 90th birthday or 10 years after your contract issue date. We will extend the Accumulation Phase to the first business day of the month following your 95th birthday. If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE

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OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a

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

check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.



If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.



Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar


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year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for qualifying higher education expenses or first home purchases;


     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


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     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our


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Annuity Service Center. We reserve the right to change or discontinue this service at any time.


IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS


The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.



Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS


Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.



Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR


SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.


THE COMPANY

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.


Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.



The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

US Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.


AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.



On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.



As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.



The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance policy obligations for individual and group contracts issued by First SunAmerica prior to January 31, 2008 at 4:00 p.m. Eastern Time, are and continue to be guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of First SunAmerica into US Life will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   CONTENTS OF

                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account and the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Market Value Adjustment ("MVA") for Contracts Issued Before May 2,
  2005
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York
     Financial Statements
  American Home Statutory Basis Financial Statements
  American International Group, Inc. Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                          FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             INCEPTION     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                TO         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
    VARIABLE PORTFOLIOS      12/31/03    12/31/04    12/31/05    12/31/06    12/31/07    12/31/08    12/31/09    12/31/10
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$12.465  (a)$12.720  (a)$14.595  (a)$15.591  (a)$17.353  (a)$16.976  (a)$7.892   (a)$10.892
                            (b)$0       (b)$12.636  (b)$14.494  (b)$15.452  (b)$17.164  (b)$16.757  (b)$7.774   (b)$10.709
          Ending AUV......  (a)$12.720  (a)$14.595  (a)$15.591  (a)$17.353  (a)$16.976  (a)$7.892   (a)$10.892  (a)$12.966
                            (b)$0       (b)$14.494  (b)$15.452  (b)$17.164  (b)$16.757  (b)$7.774   (b)$10.709  (b)$12.722
          Ending Number of
            AUs...........  (a)557      (a)5,089    (a)15,528   (a)22,857   (a)24,382   (a)21,072   (a)20,401   (a)11,852
                            (b)0        (b)1,886    (b)25,899   (b)29,033   (b)25,511   (b)24,288   (b)23,402   (b)16,014
--------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$26.094  (a)$27.122  (a)$28.764  (a)$32.957  (a)$32.629  (a)$36.738  (a)$21.389  (a)$29.638
                            (b)$0       (b)$27.748  (b)$28.628  (b)$32.737  (b)$32.345  (b)$36.347  (b)$21.119  (b)$29.204
          Ending AUV......  (a)$27.122  (a)$28.764  (a)$32.957  (a)$32.629  (a)$36.738  (a)$21.389  (a)$29.638  (a)$32.099
                            (b)$0       (b)$28.628  (b)$32.737  (b)$32.345  (b)$36.347  (b)$21.119  (b)$29.204  (b)$31.566
          Ending Number of
            AUs...........  (a)600      (a)8,684    (a)15,223   (a)35,626   (a)41,881   (a)37,906   (a)30,208   (a)24,848
                            (b)0        (b)8,781    (b)24,932   (b)45,874   (b)57,821   (b)50,374   (b)41,477   (b)28,416
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.018  (a)$14.590  (a)$16.310  (a)$18.324  (a)$21.736  (a)$24.587  (a)$14.919  (a)$20.911
                            (b)$0       (b)$15.167  (b)$16.235  (b)$18.205  (b)$21.551  (b)$24.329  (b)$14.733  (b)$20.609
          Ending AUV......  (a)$14.590  (a)$16.310  (a)$18.324  (a)$21.736  (a)$24.587  (a)$14.919  (a)$20.911  (a)$23.014
                            (b)$0       (b)$16.235  (b)$18.205  (b)$21.551  (b)$24.329  (b)$14.733  (b)$20.609  (b)$22.637
          Ending Number of
            AUs...........  (a)2,086    (a)10,574   (a)28,924   (a)65,640   (a)92,713   (a)79,458   (a)61,336   (a)47,643
                            (b)0        (b)8,976    (b)78,572   (b)132,794  (b)127,669  (b)114,004  (b)75,901   (b)63,811
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.693  (a)$14.667  (a)$16.252  (a)$18.599  (a)$20.190  (a)$22.342  (a)$12.329  (a)$16.929
                            (b)$13.636  (b)$14.629  (b)$16.179  (b)$18.478  (b)$20.019  (b)$22.108  (b)$12.175  (b)$16.684
          Ending AUV......  (a)$14.667  (a)$16.252  (a)$18.599  (a)$20.190  (a)$22.342  (a)$12.329  (a)$16.929  (a)$19.788
                            (b)$14.629  (b)$16.179  (b)$18.478  (b)$20.019  (b)$22.108  (b)$12.175  (b)$16.684  (b)$19.463
          Ending Number of
            AUs...........  (a)2,718    (a)17,763   (a)48,865   (a)96,257   (a)125,068  (a)112,121  (a)93,407   (a)81,323
                            (b)284      (b)30,657   (b)49,739   (b)139,543  (b)129,764  (b)128,699  (b)111,837  (b)97,170
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.087  (a)$14.197  (a)$15.434  (a)$16.088  (a)$18.254  (a)$18.886  (a)$11.561  (a)$14.944
                            (b)$0       (b)$14.473  (b)$15.356  (b)$15.975  (b)$18.090  (b)$18.678  (b)$11.411  (b)$14.720
          Ending AUV......  (a)$14.197  (a)$15.434  (a)$16.088  (a)$18.254  (a)$18.886  (a)$11.561  (a)$14.944  (a)$16.399
                            (b)$0       (b)$15.356  (b)$15.975  (b)$18.090  (b)$18.678  (b)$11.411  (b)$14.720  (b)$16.122
          Ending Number of
            AUs...........  (a)3,297    (a)35,125   (a)51,028   (a)88,071   (a)121,459  (a)112,784  (a)94,049   (a)81,435
                            (b)0        (b)37,249   (b)64,977   (b)146,078  (b)139,496  (b)124,679  (b)108,927  (b)96,324
--------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$18.939  (a)$20.421  (a)$22.135  (a)$22.828  (a)$24.966  (a)$26.599  (a)$20.109  (a)$24.162
                            (b)$0       (b)$21.585  (b)$22.057  (b)$22.703  (b)$24.779  (b)$26.347  (b)$19.879  (b)$23.838
          Ending AUV......  (a)$20.421  (a)$22.135  (a)$22.828  (a)$24.966  (a)$26.599  (a)$20.109  (a)$24.162  (a)$27.027
                            (b)$0       (b)$22.057  (b)$22.703  (b)$24.779  (b)$26.347  (b)$19.879  (b)$23.838  (b)$26.611
          Ending Number of
            AUs...........  (a)547      (a)5,094    (a)9,378    (a)23,311   (a)24,242   (a)12,818   (a)9,039    (a)9,310
                            (b)0        (b)3,224    (b)3,344    (b)6,681    (b)8,916    (b)8,369    (b)6,814    (b)12,391
--------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 04/01/04)
          Beginning AUV...  (a)N/A      (a)$0       (a)$14.844  (a)$14.860  (a)$16.185  (a)$16.762  (a)$12.208  (a)$14.876
                            (b)N/A      (b)$14.218  (b)$14.760  (b)$14.746  (b)$16.030  (b)$16.568  (b)$12.043  (b)$14.644
          Ending AUV......  (a)N/A      (a)$0       (a)$14.860  (a)$16.185  (a)$16.762  (a)$12.208  (a)$14.876  (a)$16.345
                            (b)N/A      (b)$14.760  (b)$14.746  (b)$16.030  (b)$16.568  (b)$12.043  (b)$14.644  (b)$16.059
          Ending Number of
            AUs...........  (a)N/A      (a)0        (a)1,252    (a)2,655    (a)5,449    (a)5,034    (a)4,609    (a)4,568
                            (b)N/A      (b)4,999    (b)5,034    (b)5,655    (b)5,619    (b)1,289    (b)1,279    (b)1,129
--------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)N/A      (a)$5.918   (a)$5.965   (a)$6.009   (a)$6.292   (a)$7.051   (a)$4.225   (a)$5.681
                            (b)N/A      (b)$5.638   (b)$5.925   (b)$5.958   (b)$6.226   (b)$6.963   (b)$4.164   (b)$5.587
          Ending AUV......  (a)N/A      (a)$5.965   (a)$6.009   (a)$6.292   (a)$7.051   (a)$4.225   (a)$5.681   (a)$6.279
                            (b)N/A      (b)$5.925   (b)$5.958   (b)$6.226   (b)$6.963   (b)$4.164   (b)$5.587   (b)$6.163
          Ending Number of
            AUs...........  (a)N/A      (a)10,094   (a)25,345   (a)53,698   (a)52,119   (a)33,233   (a)31,408   (a)19,868
                            (b)N/A      (b)7,007    (b)7,650    (b)18,207   (b)29,026   (b)24,678   (b)24,050   (b)25,186
--------------------------------------------------------------------------------------------------------------------------
                              FISCAL
                               YEAR
                               ENDED
    VARIABLE PORTFOLIOS      12/31/11
--------------------------------------
--------------------------------------
AGGRESSIVE GROWTH - SAST Class 3
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$12.966
                            (b)$12.722
          Ending AUV......  (a)$12.486
                            (b)$12.227
          Ending Number of
            AUs...........  (a)7,927
                            (b)15,652
--------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$32.099
                            (b)$31.566
          Ending AUV......  (a)$30.810
                            (b)$30.239
          Ending Number of
            AUs...........  (a)18,294
                            (b)22,678
--------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS
Class 2 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$23.014
                            (b)$22.637
          Ending AUV......  (a)$20.653
                            (b)$20.273
          Ending Number of
            AUs...........  (a)39,710
                            (b)49,138
--------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$19.788
                            (b)$19.463
          Ending AUV......  (a)$18.656
                            (b)$18.313
          Ending Number of
            AUs...........  (a)68,080
                            (b)80,662
--------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS
Class 2 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$16.399
                            (b)$16.122
          Ending AUV......  (a)$15.856
                            (b)$15.557
          Ending Number of
            AUs...........  (a)74,143
                            (b)81,565
--------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$27.027
                            (b)$26.611
          Ending AUV......  (a)$26.799
                            (b)$26.334
          Ending Number of
            AUs...........  (a)9,147
                            (b)3,483
--------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 04/01/04)
          Beginning AUV...  (a)$16.345
                            (b)$16.059
          Ending AUV......  (a)$16.424
                            (b)$16.104
          Ending Number of
            AUs...........  (a)4,498
                            (b)992
--------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)$6.279
                            (b)$6.163
          Ending AUV......  (a)$5.824
                            (b)$5.705
          Ending Number of
            AUs...........  (a)10,004
                            (b)16,328
--------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional Enhanced Death Benefit

                                          FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             INCEPTION     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                TO         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
    VARIABLE PORTFOLIOS      12/31/03    12/31/04    12/31/05    12/31/06    12/31/07    12/31/08    12/31/09    12/31/10
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$30.893  (a)$33.529  (a)$35.945  (a)$39.429  (a)$43.161  (a)$54.156  (a)$31.735  (a)$42.640
                            (b)$30.756  (b)$33.457  (b)$35.797  (b)$39.188  (b)$42.812  (b)$53.611  (b)$31.353  (b)$42.042
          Ending AUV......  (a)$33.529  (a)$35.945  (a)$39.429  (a)$43.161  (a)$54.156  (a)$31.735  (a)$42.640  (a)$51.414
                            (b)$33.457  (b)$35.797  (b)$39.188  (b)$42.812  (b)$53.611  (b)$31.353  (b)$42.042  (b)$50.592
          Ending Number of
            AUs...........  (a)879      (a)8,289    (a)18,751   (a)32,900   (a)33,541   (a)31,638   (a)25,666   (a)21,223
                            (b)124      (b)7,907    (b)22,232   (b)42,029   (b)39,953   (b)34,721   (b)28,927   (b)22,492
--------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$5.828   (a)$6.224   (a)$6.910   (a)$7.034   (a)$8.061   (a)$8.993   (a)$4.845   (a)$6.831
                            (b)$0       (b)$0       (b)$6.878   (b)$6.987   (b)$7.991   (b)$8.898   (b)$4.784   (b)$6.731
          Ending AUV......  (a)$6.224   (a)$6.910   (a)$7.034   (a)$8.061   (a)$8.993   (a)$4.845   (a)$6.831   (a)$7.330
                            (b)$0       (b)$0       (b)$6.987   (b)$7.991   (b)$8.898   (b)$4.784   (b)$6.731   (b)$7.209
          Ending Number of
            AUs...........  (a)2,094    (a)2,094    (a)2,590    (a)6,275    (a)10,320   (a)11,924   (a)12,698   (a)12,413
                            (b)0        (b)0        (b)1,155    (b)8,975    (b)12,830   (b)18,107   (b)20,476   (b)23,532
--------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$12.930  (a)$12.878  (a)$12.756  (a)$12.882  (a)$13.243  (a)$13.597  (a)$13.516  (a)$13.286
                            (b)$0       (b)$12.835  (b)$12.696  (b)$12.796  (b)$13.127  (b)$13.452  (b)$13.345  (b)$13.091
          Ending AUV......  (a)$12.878  (a)$12.756  (a)$12.882  (a)$13.243  (a)$13.597  (a)$13.516  (a)$13.286  (a)$13.022
                            (b)$0       (b)$12.696  (b)$12.796  (b)$13.127  (b)$13.452  (b)$13.345  (b)$13.091  (b)$12.805
          Ending Number of
            AUs...........  (a)879      (a)17,210   (a)26,735   (a)49,499   (a)68,814   (a)81,068   (a)46,751   (a)42,334
                            (b)0        (b)23,037   (b)52,678   (b)84,513   (b)117,069  (b)125,003  (b)225,759  (b)59,425
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP-HIGH INCOME FUND - CFT I Class 1 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$12.119  (a)$13.134  (a)$14.412  (a)$14.500  (a)$15.888  (a)$15.937  (a)$11.807  (a)$16.764
                            (b)$12.048  (b)$13.098  (b)$14.344  (b)$14.403  (b)$15.750  (b)$15.767  (b)$11.658  (b)$16.519
          Ending AUV......  (a)$13.134  (a)$14.412  (a)$14.500  (a)$15.888  (a)$15.937  (a)$11.807  (a)$16.764  (a)$18.484
                            (b)$13.098  (b)$14.344  (b)$14.403  (b)$15.750  (b)$15.767  (b)$11.658  (b)$16.519  (b)$18.178
          Ending Number of
            AUs...........  (a)8        (a)1,542    (a)2,409    (a)4,788    (a)4,884    (a)2,597    (a)5,518    (a)5,385
                            (b)8        (b)513      (b)4,003    (b)6,546    (b)7,862    (b)7,286    (b)6,435    (b)5,530
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP-MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(formerly Nations Marsico Focused Equities Portfolio)*
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$8.797   (a)$9.418   (a)$10.329  (a)$11.222  (a)$11.967  (a)$13.387  (a)$7.739   (a)$9.808
                            (b)$8.754   (b)$9.401   (b)$10.290  (b)$11.157  (b)$11.874  (b)$13.255  (b)$7.648   (b)$9.673
          Ending AUV......  (a)$9.418   (a)$10.329  (a)$11.222  (a)$11.967  (a)$13.387  (a)$7.739   (a)$9.808   (a)$11.468
                            (b)$9.401   (b)$10.290  (b)$11.157  (b)$11.874  (b)$13.255  (b)$7.648   (b)$9.673   (b)$11.288
          Ending Number of
            AUs...........  (a)11       (a)2,619    (a)6,499    (a)17,805   (a)30,328   (a)31,030   (a)26,840   (a)21,625
                            (b)11       (b)113      (b)4,883    (b)19,262   (b)19,973   (b)20,642   (b)21,530   (b)17,528
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$15.405  (a)$16.174  (a)$16.975  (a)$16.995  (a)$17.675  (a)$18.316  (a)$16.594  (a)$21.354
                            (b)$0       (b)$16.314  (b)$16.954  (b)$16.940  (b)$17.583  (b)$18.184  (b)$16.442  (b)$21.114
          Ending AUV......  (a)$16.174  (a)$16.975  (a)$16.995  (a)$17.675  (a)$18.316  (a)$16.594  (a)$21.354  (a)$23.280
                            (b)$0       (b)$16.954  (b)$16.940  (b)$17.583  (b)$18.184  (b)$16.442  (b)$21.114  (b)$22.974
          Ending Number of
            AUs...........  (a)651      (a)13,727   (a)26,033   (a)61,638   (a)69,454   (a)64,110   (a)57,180   (a)50,394
                            (b)0        (b)10,712   (b)48,769   (b)85,179   (b)108,875  (b)91,491   (b)87,127   (b)56,567
--------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$24.862  (a)$28.069  (a)$31.304  (a)$34.019  (a)$38.538  (a)$40.004  (a)$24.304  (a)$31.879
                            (b)$24.748  (b)$28.000  (b)$31.166  (b)$33.802  (b)$38.216  (b)$39.590  (b)$24.004  (b)$31.423
          Ending AUV......  (a)$28.069  (a)$31.304  (a)$34.019  (a)$38.538  (a)$40.004  (a)$24.304  (a)$31.879  (a)$35.135
                            (b)$28.000  (b)$31.166  (b)$33.802  (b)$38.216  (b)$39.590  (b)$24.004  (b)$31.423  (b)$34.563
          Ending Number of
            AUs...........  (a)996      (a)14,040   (a)43,763   (a)78,577   (a)85,554   (a)71,524   (a)58,582   (a)47,145
                            (b)148      (b)26,509   (b)71,049   (b)115,894  (b)115,871  (b)99,803   (b)84,750   (b)67,341
--------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 01/11/05)
          Beginning AUV...  (a)N/A      (a)N/A      (a)$11.046  (a)$10.807  (a)$12.916  (a)$12.444  (a)$8.974   (a)$10.593
                            (b)N/A      (b)N/A      (b)$10.993  (b)$10.734  (b)$12.803  (b)$12.310  (b)$8.860   (b)$10.438
          Ending AUV......  (a)N/A      (a)N/A      (a)$10.807  (a)$12.916  (a)$12.444  (a)$8.974   (a)$10.593  (a)$12.149
                            (b)N/A      (b)N/A      (b)$10.734  (b)$12.803  (b)$12.310  (b)$8.860   (b)$10.438  (b)$11.947
          Ending Number of
            AUs...........  (a)N/A      (a)N/A      (a)7,525    (a)15,184   (a)15,237   (a)14,526   (a)12,903   (a)10,366
                            (b)N/A      (b)N/A      (b)3,394    (b)13,361   (b)13,304   (b)12,167   (b)9,374    (b)9,062
--------------------------------------------------------------------------------------------------------------------------
                              FISCAL
                               YEAR
                               ENDED
    VARIABLE PORTFOLIOS      12/31/11
--------------------------------------
--------------------------------------
CAPITAL APPRECIATION - AST Class 3
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$51.414
                            (b)$50.592
          Ending AUV......  (a)$46.952
                            (b)$46.109
          Ending Number of
            AUs...........  (a)17,279
                            (b)18,548
--------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$7.330
                            (b)$7.209
          Ending AUV......  (a)$7.107
                            (b)$6.976
          Ending Number of
            AUs...........  (a)11,027
                            (b)17,839
--------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.022
                            (b)$12.805
          Ending AUV......  (a)$12.758
                            (b)$12.521
          Ending Number of
            AUs...........  (a)43,568
                            (b)44,096
--------------------------------------
COLUMBIA VP-HIGH INCOME FUND - CFT I
Class 1 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$18.484
                            (b)$18.178
          Ending AUV......  (a)$19.401
                            (b)$19.042
          Ending Number of
            AUs...........  (a)4,910
                            (b)4,015
--------------------------------------
COLUMBIA VP-MARSICO FOCUSED EQUITIES
FUND - CFT I Class 1 Shares
(formerly Nations Marsico Focused
Equities Portfolio)*
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$11.468
                            (b)$11.288
          Ending AUV......  (a)$11.000
                            (b)$10.806
          Ending Number of
            AUs...........  (a)21,216
                            (b)16,751
--------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$23.280
                            (b)$22.974
          Ending AUV......  (a)$24.338
                            (b)$23.970
          Ending Number of
            AUs...........  (a)43,211
                            (b)40,041
--------------------------------------
DAVIS VENTURE VALUE - SAST Class 3
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$35.135
                            (b)$34.563
          Ending AUV......  (a)$33.058
                            (b)$32.456
          Ending Number of
            AUs...........  (a)36,678
                            (b)54,272
--------------------------------------
"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 01/11/05)
          Beginning AUV...  (a)$12.149
                            (b)$11.947
          Ending AUV......  (a)$13.450
                            (b)$13.200
          Ending Number of
            AUs...........  (a)10,045
                            (b)3,325
--------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional Enhanced Death Benefit

                  * Effective October 2, 2006, the unnamed class of these shares of funds were replaced with Class A shares, which are not subject to 12b-1 distribution fees.

                                          FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             INCEPTION     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                TO         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
    VARIABLE PORTFOLIOS      12/31/03    12/31/04    12/31/05    12/31/06    12/31/07    12/31/08    12/31/09    12/31/10
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)N/A      (a)$9.819   (a)$10.934  (a)$14.738  (a)$18.981  (a)$26.368  (a)$11.238  (a)$19.504
                            (b)N/A      (b)$9.459   (b)$10.866  (b)$14.618  (b)$18.788  (b)$26.049  (b)$11.080  (b)$19.191
          Ending AUV......  (a)N/A      (a)$10.934  (a)$14.738  (a)$18.981  (a)$26.368  (a)$11.238  (a)$19.504  (a)$22.710
                            (b)N/A      (b)$10.866  (b)$14.618  (b)$18.788  (b)$26.049  (b)$11.080  (b)$19.191  (b)$22.301
          Ending Number of
            AUs...........  (a)N/A      (a)4,562    (a)28,248   (a)40,893   (a)43,886   (a)40,000   (a)34,566   (a)28,051
                            (b)N/A      (b)2,519    (b)73,149   (b)122,562  (b)105,223  (b)111,642  (b)74,040   (b)60,747
--------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 04/05/04)
          Beginning AUV...  (a)N/A      (a)$16.735  (a)$17.475  (a)$17.970  (a)$20.603  (a)$20.262  (a)$12.248  (a)$15.895
                            (b)N/A      (b)$16.361  (b)$17.378  (b)$17.836  (b)$20.408  (b)$20.030  (b)$12.083  (b)$15.650
          Ending AUV......  (a)N/A      (a)$17.475  (a)$17.970  (a)$20.603  (a)$20.262  (a)$12.248  (a)$15.895  (a)$18.285
                            (b)N/A      (b)$17.378  (b)$17.836  (b)$20.408  (b)$20.030  (b)$12.083  (b)$15.650  (b)$17.967
          Ending Number of
            AUs...........  (a)N/A      (a)5,102    (a)8,167    (a)10,786   (a)11,215   (a)9,789    (a)6,853    (a)6,751
                            (b)N/A      (b)4,119    (b)13,116   (b)15,997   (b)15,054   (b)10,090   (b)5,070    (b)4,071
--------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$10.994  (a)$12.463  (a)$14.701  (a)$15.918  (a)$19.918  (a)$22.377  (a)$12.999  (a)$16.636
                            (b)$0       (b)$12.789  (b)$14.632  (b)$15.811  (b)$19.745  (b)$22.138  (b)$12.834  (b)$16.393
          Ending AUV......  (a)$12.463  (a)$14.701  (a)$15.918  (a)$19.918  (a)$22.377  (a)$12.999  (a)$16.636  (a)$16.865
                            (b)$0       (b)$14.632  (b)$15.811  (b)$19.745  (b)$22.138  (b)$12.834  (b)$16.393  (b)$16.585
          Ending Number of
            AUs...........  (a)2,641    (a)30,998   (a)51,774   (a)77,474   (a)84,936   (a)74,738   (a)61,721   (a)49,614
                            (b)0        (b)32,943   (b)158,007  (b)194,854  (b)162,984  (b)134,217  (b)97,488   (b)85,602
--------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 08/31/04)
          Beginning AUV...  (a)N/A      (a)$0       (a)$17.326  (a)$18.055  (a)$18.764  (a)$21.243  (a)$11.513  (a)$15.380
                            (b)N/A      (b)$15.683  (b)$17.206  (b)$17.895  (b)$18.561  (b)$20.971  (b)$11.342  (b)$15.122
          Ending AUV......  (a)N/A      (a)$0       (a)$18.055  (a)$18.764  (a)$21.243  (a)$11.513  (a)$15.380  (a)$17.680
                            (b)N/A      (b)$17.206  (b)$17.895  (b)$18.561  (b)$20.971  (b)$11.342  (b)$15.122  (b)$17.348
          Ending Number of
            AUs...........  (a)N/A      (a)0        (a)0        (a)0        (a)2,175    (a)3,484    (a)5,680    (a)5,383
                            (b)N/A      (b)3,893    (b)4,085    (b)4,496    (b)6,903    (b)6,209    (b)8,022    (b)7,563
--------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)N/A      (a)$16.822  (a)$16.968  (a)$17.435  (a)$17.792  (a)$19.469  (a)$20.211  (a)$21.345
                            (b)N/A      (b)$16.902  (b)$16.844  (b)$17.274  (b)$17.592  (b)$19.212  (b)$19.904  (b)$20.979
          Ending AUV......  (a)N/A      (a)$16.968  (a)$17.435  (a)$17.792  (a)$19.469  (a)$20.211  (a)$21.345  (a)$22.288
                            (b)N/A      (b)$16.844  (b)$17.274  (b)$17.592  (b)$19.212  (b)$19.904  (b)$20.979  (b)$21.862
          Ending Number of
            AUs...........  (a)N/A      (a)3,230    (a)8,870    (a)15,461   (a)20,871   (a)21,602   (a)16,958   (a)16,320
                            (b)N/A      (b)487      (b)2,150    (b)9,688    (b)12,279   (b)12,930   (b)12,208   (b)11,391
--------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 02/09/04)
          Beginning AUV...  (a)N/A      (a)$16.018  (a)$17.129  (a)$19.485  (a)$23.713  (a)$26.063  (a)$14.494  (a)$18.427
                            (b)N/A      (b)$14.311  (b)$17.060  (b)$19.368  (b)$23.523  (b)$25.802  (b)$14.321  (b)$18.170
          Ending AUV......  (a)N/A      (a)$17.129  (a)$19.485  (a)$23.713  (a)$26.063  (a)$14.494  (a)$18.427  (a)$20.699
                            (b)N/A      (b)$17.060  (a)$19.368  (b)$23.523  (b)$25.802  (b)$14.321  (b)$18.170  (b)$20.370
          Ending Number of
            AUs...........  (a)N/A      (a)1,236    (a)7,262    (a)8,501    (a)9,490    (a)8,385    (a)7,493    (a)7,409
                            (b)N/A      (b)857      (b)432      (b)11,546   (b)11,441   (b)11,609   (b)11,180   (b)11,135
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$16.219  (a)$16.588  (a)$16.854  (a)$16.995  (a)$17.248  (a)$18.012  (a)$18.463  (a)$18.913
                            (b)$0       (b)$16.745  (b)$16.780  (b)$16.887  (b)$17.104  (b)$17.825  (b)$18.235  (b)$18.642
          Ending AUV......  (a)$16.588  (a)$16.854  (a)$16.995  (a)$17.248  (a)$18.012  (a)$18.463  (a)$18.913  (a)$19.507
                            (b)$0       (b)$16.780  (b)$16.887  (b)$17.104  (b)$17.825  (b)$18.235  (b)$18.642  (b)$19.190
          Ending Number of
            AUs...........  (a)2,777    (a)31,350   (a)64,296   (a)106,016  (a)115,990  (a)101,397  (a)96,258   (a)79,333
                            (b)0        (b)53,835   (b)131,212  (b)179,301  (b)195,264  (b)132,718  (b)125,669  (b)92,972
--------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$24.515  (a)$26.615  (a)$28.987  (a)$30.508  (a)$33.954  (a)$36.761  (a)$21.517  (a)$29.256
                            (b)$0       (b)$27.004  (b)$28.856  (b)$30.309  (b)$33.666  (b)$36.376  (b)$21.249  (b)$28.834
          Ending AUV......  (a)$26.615  (a)$28.987  (a)$30.508  (a)$33.954  (a)$36.761  (a)$21.517  (a)$29.256  (a)$32.808
                            (b)$0       (b)$28.856  (b)$30.309  (b)$33.666  (b)$36.376  (b)$21.249  (b)$28.834  (b)$32.271
          Ending Number of
            AUs...........  (a)1,244    (a)10,468   (a)17,197   (a)25,878   (a)24,977   (a)20,664   (a)15,426   (a)10,778
                            (b)0        (b)10,011   (b)29,545   (b)37,010   (b)33,579   (b)25,737   (b)18,397   (b)13,426
--------------------------------------------------------------------------------------------------------------------------
                              FISCAL
                               YEAR
                               ENDED
    VARIABLE PORTFOLIOS      12/31/11
--------------------------------------
--------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)$22.710
                            (b)$22.301
          Ending AUV......  (a)$16.491
                            (b)$16.162
          Ending Number of
            AUs...........  (a)21,989
                            (b)50,986
--------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 04/05/04)
          Beginning AUV...  (a)$18.285
                            (b)$17.967
          Ending AUV......  (a)$17.945
                            (b)$17.598
          Ending Number of
            AUs...........  (a)5,396
                            (b)3,190
--------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$16.865
                            (b)$16.585
          Ending AUV......  (a)$14.641
                            (b)$14.370
          Ending Number of
            AUs...........  (a)34,653
                            (b)71,103
--------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3
Shares
(Inception Date - 08/31/04)
          Beginning AUV...  (a)$17.680
                            (b)$17.348
          Ending AUV......  (a)$16.417
                            (b)$16.078
          Ending Number of
            AUs...........  (a)5,312
                            (b)6,242
--------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 02/18/04)
          Beginning AUV...  (a)$22.288
                            (b)$21.862
          Ending AUV......  (a)$23.156
                            (b)$22.668
          Ending Number of
            AUs...........  (a)13,991
                            (b)6,173
--------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 02/09/04)
          Beginning AUV...  (a)$20.699
                            (b)$20.370
          Ending AUV......  (a)$18.224
                            (b)$17.898
          Ending Number of
            AUs...........  (a)7,545
                            (b)10,818
--------------------------------------
GOVERNMENT AND QUALITY BOND - AST
Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$19.507
                            (b)$19.190
          Ending AUV......  (a)$20.524
                            (b)$20.150
          Ending Number of
            AUs...........  (a)57,461
                            (b)67,016
--------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$32.808
                            (b)$32.271
          Ending AUV......  (a)$30.217
                            (b)$29.662
          Ending Number of
            AUs...........  (a)8,165
                            (b)10,863
--------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional Enhanced Death Benefit

                                          FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             INCEPTION     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                TO         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
    VARIABLE PORTFOLIOS      12/31/03    12/31/04    12/31/05    12/31/06    12/31/07    12/31/08    12/31/09    12/31/10
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 03/29/04)
          Beginning AUV...  (a)N/A      (a)$26.472  (a)$28.116  (a)$29.613  (a)$31.254  (a)$34.122  (a)$19.139  (a)$24.102
                            (b)N/A      (b)$24.126  (b)$27.959  (b)$29.388  (b)$30.955  (b)$33.727  (b)$18.880  (b)$23.728
          Ending AUV......  (a)N/A      (a)$28.116  (a)$29.613  (a)$31.254  (a)$34.122  (a)$19.139  (a)$24.102  (a)$26.402
                            (b)N/A      (b)$27.959  (b)$29.388  (b)$30.955  (b)$33.727  (b)$18.880  (b)$23.728  (b)$25.941
          Ending Number of
            AUs...........  (a)N/A      (a)1,236    (a)1,833    (a)2,025    (a)2,335    (a)2,270    (a)2,110    (a)2,099
                            (b)N/A      (b)1,111    (b)1,032    (b)1,291    (b)859      (b)855      (b)769      (b)622
--------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$4.379   (a)$4.557   (a)$4.753   (a)$5.027   (a)$5.603   (a)$6.692   (a)$4.215   (a)$4.897
                            (b)$0       (b)$0       (b)$4.725   (b)$4.987   (b)$5.547   (b)$6.612   (b)$4.157   (b)$4.820
          Ending AUV......  (a)$4.557   (a)$4.753   (a)$5.027   (a)$5.603   (a)$6.692   (a)$4.215   (a)$4.897   (a)$5.982
                            (b)$0       (b)$0       (b)$4.987   (b)$5.547   (b)$6.612   (b)$4.157   (b)$4.820   (b)$5.875
          Ending Number of
            AUs...........  (a)1,561    (a)2,483    (a)5,842    (a)29,516   (a)41,097   (a)39,417   (a)34,902   (a)31,354
                            (b)0        (b)0        (b)821      (b)46,516   (b)70,588   (b)67,187   (b)67,907   (b)44,485
--------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.700  (a)$14.978  (a)$17.285  (a)$18.488  (a)$20.828  (a)$20.746  (a)$13.828  (a)$19.294
                            (b)$0       (b)$15.200  (b)$17.185  (b)$18.344  (b)$20.624  (b)$20.501  (b)$13.637  (b)$18.991
          Ending AUV......  (a)$14.978  (a)$17.285  (a)$18.488  (a)$20.828  (a)$20.746  (a)$13.828  (a)$19.294  (a)$21.723
                            (b)$0       (b)$17.185  (b)$18.344  (b)$20.624  (b)$20.501  (b)$13.637  (b)$18.991  (b)$21.339
          Ending Number of
            AUs...........  (a)657      (a)4,296    (a)8,250    (a)15,278   (a)15,918   (a)20,085   (a)21,257   (a)20,790
                            (b)0        (b)4,117    (b)4,255    (b)7,007    (b)9,168    (b)9,830    (b)10,019   (b)9,906
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$8.018   (a)$9.286   (a)$10.269  (a)$11.883  (a)$14.413  (a)$16.333  (a)$9.714   (a)$12.324
                            (b)$0       (b)$9.616   (b)$10.575  (b)$11.799  (b)$14.282  (b)$16.153  (b)$9.588   (b)$12.140
          Ending AUV......  (a)$9.286   (a)$10.629  (a)$11.883  (a)$14.413  (a)$16.333  (a)$9.714   (a)$12.324  (a)$13.137
                            (b)$0       (b)$10.575  (b)$11.799  (b)$14.282  (b)$16.153  (b)$9.588   (b)$12.140  (b)$12.914
          Ending Number of
            AUs...........  (a)3,004    (a)29,259   (a)53,023   (a)92,693   (a)99,642   (a)85,131   (a)69,100   (a)56,252
                            (b)0        (b)23,945   (b)82,585   (b)125,759  (b)130,823  (b)111,664  (b)87,563   (b)76,272
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$9.552   (a)$11.204  (a)$13.305  (a)$14.940  (a)$18.647  (a)$19.633  (a)$10.433  (a)$13.095
                            (b)$0       (b)$11.493  (b)$13.271  (b)$14.872  (b)$18.525  (b)$19.466  (b)$10.323  (b)$12.932
          Ending AUV......  (a)$11.204  (a)$13.305  (a)$14.940  (a)$18.647  (a)$19.633  (a)$10.433  (a)$13.095  (a)$13.778
                            (b)$0       (b)$13.271  (b)$14.872  (b)$18.525  (b)$19.466  (b)$10.323  (b)$12.932  (b)$13.579
          Ending Number of
            AUs...........  (a)111      (a)4,395    (a)9,457    (a)34,779   (a)47,466   (a)47,463   (a)43,160   (a)38,799
                            (b)0        (b)10,265   (b)9,994    (b)44,550   (b)59,116   (b)64,852   (b)62,185   (b)46,381
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
          Beginning AUV...  (a)$8.362   (a)$8.755   (a)$9.208   (a)$9.762   (a)$9.867   (a)$11.335  (a)$5.681   (a)$9.268
                            (b)$0       (b)$0       (b)$9.170   (b)$9.702   (b)$9.787   (b)$11.221  (b)$5.612   (b)$9.138
          Ending AUV......  (a)$8.755   (a)$9.208   (a)$9.762   (a)$9.867   (a)$11.335  (a)$5.681   (a)$9.268   (a)$10.914
                            (b)$0       (b)$0       (b)$9.702   (b)$9.787   (b)$11.221  (b)$5.612   (b)$9.138   (b)$10.739
          Ending Number of
            AUs...........  (a)2,821    (a)3,099    (a)4,060    (a)4,658    (a)6,263    (a)1,340    (a)2,683    (a)2,656
                            (b)0        (b)0        (b)2,260    (b)17,243   (b)20,145   (b)19,322   (b)17,249   (b)27,555
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
          Beginning AUV...  (a)$9.595   (a)$10.504  (a)$12.149  (a)$12.458  (a)$14.239  (a)$13.698  (a)$8.661   (a)$10.954
                            (b)$9.472   (b)$10.504  (b)$12.125  (b)$12.408  (b)$14.154  (b)$13.589  (b)$8.574   (b)$10.823
          Ending AUV......  (a)$10.504  (a)$12.149  (a)$12.458  (a)$14.239  (a)$13.698  (a)$8.661   (a)$10.954  (a)$12.481
                            (b)$10.504  (b)$12.125  (b)$12.408  (b)$14.154  (b)$13.589  (b)$8.574   (b)$10.823  (b)$12.308
          Ending Number of
            AUs...........  (a)3,363    (a)11,251   (a)38,753   (a)50,547   (a)44,762   (a)32,990   (a)24,507   (a)16,934
                            (b)396      (b)10,010   (b)19,787   (b)44,395   (b)47,943   (b)41,998   (b)31,761   (b)30,668
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
          Beginning AUV...  (a)$10.067  (a)$11.056  (a)$12.428  (a)$13.430  (a)$15.341  (a)$15.491  (a)$10.343  (a)$12.643
                            (b)$0       (b)$11.183  (b)$12.372  (b)$13.340  (b)$15.211  (b)$15.329  (b)$10.214  (b)$12.461
          Ending AUV......  (a)$11.056  (a)$12.428  (a)$13.430  (a)$15.341  (a)$15.491  (a)$10.343  (a)$12.643  (a)$13.970
                            (b)$0       (b)$12.372  (b)$13.340  (b)$15.211  (b)$15.329  (b)$10.214  (b)$12.461  (b)$13.741
          Ending Number of
            AUs...........  (a)2,916    (a)31,062   (a)26,001   (a)89,467   (a)95,330   (a)80,577   (a)70,012   (a)55,680
                            (b)0        (b)30,357   (b)88,941   (b)130,327  (b)145,289  (b)118,331  (b)96,154   (b)63,693
--------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$9.688   (a)$10.556  (a)$11.713  (a)$11.910  (a)$13.758  (a)$14.016  (a)$8.777   (a)$10.278
                            (b)$0       (b)$10.700  (b)$11.615  (b)$11.790  (b)$13.589  (b)$13.816  (b)$8.634   (b)$10.091
          Ending AUV......  (a)$10.556  (a)$11.713  (a)$11.910  (a)$13.758  (a)$14.016  (a)$8.777   (a)$10.278  (a)$11.885
                            (b)$0       (b)$11.615  (b)$11.790  (b)$13.589  (b)$13.816  (b)$8.634   (b)$10.091  (b)$11.646
          Ending Number of
            AUs...........  (a)8,451    (a)12,709   (a)26,001   (a)40,794   (a)57,591   (a)40,086   (a)35,048   (a)29,365
                            (b)0        (b)8,799    (b)21,362   (b)46,581   (b)51,830   (b)49,905   (b)47,678   (b)34,328
--------------------------------------------------------------------------------------------------------------------------
                              FISCAL
                               YEAR
                               ENDED
    VARIABLE PORTFOLIOS      12/31/11
--------------------------------------
--------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 03/29/04)
          Beginning AUV...  (a)$26.402
                            (b)$25.941
          Ending AUV......  (a)$28.103
                            (b)$27.556
          Ending Number of
            AUs...........  (a)1,830
                            (b)561
--------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$5.982
                            (b)$5.875
          Ending AUV......  (a)$5.738
                            (b)$5.624
          Ending Number of
            AUs...........  (a)19,576
                            (b)39,571
--------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$21.723
                            (b)$21.339
          Ending AUV......  (a)$22.255
                            (b)$21.818
          Ending Number of
            AUs...........  (a)18,383
                            (b)5,827
--------------------------------------
INTERNATIONAL DIVERSIFIED
EQUITIES - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.137
                            (b)$12.914
          Ending AUV......  (a)$11.021
                            (b)$10.813
          Ending Number of
            AUs...........  (a)40,891
                            (b)55,443
--------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$13.778
                            (b)$13.579
          Ending AUV......  (a)$11.669
                            (b)$11.478
          Ending Number of
            AUs...........  (a)33,308
                            (b)40,121
--------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN
FRANCHISE FUND, SERIES II SHARES*
          Beginning AUV...  (a)$10.914
                            (b)$10.739
          Ending AUV......  (a)$10.062
                            (b)$9.881
          Ending Number of
            AUs...........  (a)1,000
                            (b)17,813
--------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND,
SERIES II SHARES
          Beginning AUV...  (a)$12.481
                            (b)$12.308
          Ending AUV......  (a)$12.034
                            (b)$11.843
          Ending Number of
            AUs...........  (a)11,095
                            (b)22,856
--------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND
INCOME FUND, SERIES II SHARES
          Beginning AUV...  (a)$13.970
                            (b)$13.741
          Ending AUV......  (a)$13.448
                            (b)$13.201
          Ending Number of
            AUs...........  (a)40,858
                            (b)50,509
--------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF
Class VC Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$11.885
                            (b)$11.646
          Ending AUV......  (a)$10.994
                            (b)$10.751
          Ending Number of
            AUs...........  (a)27,709
                            (b)30,680
--------------------------------------




                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional Enhanced Death Benefit

                  * On April 30, 2012, the Invesco Van Kampen V.I. Capital
                    Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

                                          FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL      FISCAL
                             INCEPTION     YEAR        YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                TO         ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
    VARIABLE PORTFOLIOS      12/31/03    12/31/04    12/31/05    12/31/06    12/31/07    12/31/08    12/31/09    12/31/10
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$16.904  (a)$17.969  (a)$19.749  (a)$20.902  (a)$23.242  (a)$25.248  (a)$16.758  (a)$20.866
                            (b)$0       (b)$18.189  (b)$19.660  (b)$20.766  (b)$23.044  (b)$24.984  (b)$16.549  (b)$20.565
          Ending AUV......  (a)$17.969  (a)$19.749  (a)$20.902  (a)$23.242  (a)$25.248  (a)$16.758  (a)$20.866  (a)$22.794
                            (b)$0       (b)$19.660  (b)$20.766  (b)$23.044  (b)$24.984  (b)$16.549  (b)$20.565  (b)$22.420
          Ending Number of
            AUs...........  (a)416      (a)5,858    (a)9,567    (a)11,425   (a)9,619    (a)7,759    (a)6,225    (a)4,642
                            (b)0        (b)5,781    (b)17,883   (b)20,655   (b)16,663   (b)11,129   (b)6,827    (b)5,397
--------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$21.494  (a)$22.797  (a)$24.931  (a)$25.240  (a)$27.772  (a)$28.439  (a)$21.787  (a)$25.360
                            (b)$21.361  (b)$22.721  (b)$24.799  (b)$25.056  (b)$27.514  (b)$28.119  (b)$21.498  (b)$24.974
          Ending AUV......  (a)$22.797  (a)$24.931  (a)$25.240  (a)$27.772  (a)$28.439  (a)$21.787  (a)$25.360  (a)$27.416
                            (b)$22.721  (b)$24.799  (b)$25.056  (b)$27.514  (b)$28.119  (b)$21.498  (b)$24.974  (b)$26.945
          Ending Number of
            AUs...........  (a)493      (a)6,803    (a)17,150   (a)21,188   (a)20,555   (a)19,970   (a)17,912   (a)12,646
                            (b)183      (b)8,512    (b)34,810   (b)47,032   (b)51,360   (b)42,295   (b)35,687   (b)29,787
--------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$9.044   (a)$9.392   (a)$10.528  (a)$10.672  (a)$10.754  (a)$12.356  (a)$6.875   (a)$9.620
                            (b)$0       (b)$9.786   (b)$10.478  (b)$10.601  (b)$10.661  (b)$12.224  (b)$6.788   (b)$9.480
          Ending AUV......  (a)$9.392   (a)$10.528  (a)$10.672  (a)$10.754  (a)$12.356  (a)$6.875   (a)$9.620   (a)$11.857
                            (b)$0       (b)$10.478  (b)$10.601  (b)$10.661  (b)$12.224  (b)$6.788   (b)$9.480   (b)$11.661
          Ending Number of
            AUs...........  (a)1,952    (a)8,239    (a)17,630   (a)36,799   (a)36,740   (a)29,534   (a)28,756   (a)28,375
                            (b)0        (b)12,629   (b)87,956   (b)117,307  (b)109,474  (b)102,166  (b)94,474   (b)87,462
--------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/10/04)
          Beginning AUV...  (a)N/A      (a)$20.594  (a)$27.232  (a)$39.093  (a)$47.983  (a)$66.094  (a)$32.598  (a)$50.623
                            (b)N/A      (b)$0       (b)$27.066  (b)$38.778  (b)$47.502  (b)$65.300  (b)$32.142  (b)$49.815
          Ending AUV......  (a)N/A      (a)$27.232  (a)$39.093  (a)$47.983  (a)$66.094  (a)$32.598  (a)$50.623  (a)$57.792
                            (b)N/A      (b)$27.066  (b)$38.778  (b)$47.502  (b)$65.300  (b)$32.142  (b)$49.815  (b)$56.756
          Ending Number of
            AUs...........  (a)N/A      (a)354      (a)5,971    (a)14,266   (a)15,689   (a)15,460   (a)13,498   (a)11,392
                            (b)N/A      (b)0        (b)14,360   (b)31,930   (b)33,254   (b)32,491   (b)27,070   (b)22,190
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$14.502  (a)$16.050  (a)$21.219  (a)$23.619  (a)$31.207  (a)$26.262  (a)$14.476  (a)$18.458
                            (b)$0       (b)$16.088  (b)$21.106  (b)$23.446  (b)$30.917  (b)$25.965  (b)$14.284  (b)$18.177
          Ending AUV......  (a)$16.050  (a)$21.219  (a)$23.619  (a)$31.207  (a)$26.262  (a)$14.476  (a)$18.458  (a)$21.742
                            (b)$0       (b)$21.106  (b)$23.446  (b)$30.917  (b)$25.965  (b)$14.284  (b)$18.177  (b)$21.368
          Ending Number of
            AUs...........  (a)159      (a)3,003    (a)9,479    (a)23,254   (a)31,862   (a)30,022   (a)28,868   (a)22,414
                            (b)0        (b)4,452    (b)19,527   (b)48,383   (b)57,618   (b)53,993   (b)53,546   (b)46,597
--------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV...  (a)N/A      (a)N/A      (a)N/A      (a)$10.000  (a)$10.117  (a)$9.283   (a)$6.043   (a)$7.836
                            (b)N/A      (b)N/A      (b)N/A      (b)$10.000  (b)$10.104  (b)$9.252   (b)$6.011   (b)$7.779
          Ending AUV......  (a)N/A      (a)N/A      (a)N/A      (a)$10.117  (a)$9.283   (a)$6.043   (a)$7.836   (a)$9.761
                            (b)N/A      (b)N/A      (b)N/A      (b)$10.104  (b)$9.252   (b)$6.011   (b)$7.779   (b)$9.671
          Ending Number of
            AUs...........  (a)N/A      (a)N/A      (a)N/A      (a)17,574   (a)31,391   (a)28,799   (a)26,229   (a)21,500
                            (b)N/A      (b)N/A      (b)N/A      (b)19,881   (b)40,718   (b)39,534   (b)39,204   (b)28,012
--------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$12.073  (a)$13.588  (a)$15.770  (a)$16.432  (a)$18.363  (a)$18.366  (a)$11.728  (a)$16.419
                            (b)$0       (b)$13.985  (b)$15.690  (b)$16.316  (b)$18.197  (b)$18.164  (b)$11.576  (b)$16.173
          Ending AUV......  (a)$13.588  (a)$15.770  (a)$16.432  (a)$18.363  (a)$18.366  (a)$11.728  (a)$16.419  (a)$20.299
                            (b)$0       (b)$15.690  (b)$16.316  (b)$18.197  (b)$18.164  (b)$11.576  (b)$16.173  (b)$19.955
          Ending Number of
            AUs...........  (a)1,262    (a)13,951   (a)31,159   (a)63,016   (a)72,166   (a)59,125   (a)50,563   (a)39,241
                            (b)0        (b)9,332    (b)105,806  (b)143,648  (b)149,423  (b)138,755  (b)132,863  (b)106,019
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 01/27/05)
          Beginning AUV...  (a)N/A      (a)N/A      (a)$2.264   (a)$2.388   (a)$2.373   (a)$2.842   (a)$1.364   (a)$2.016
                            (b)N/A      (b)N/A      (b)$2.251   (b)$2.370   (b)$2.350   (b)$2.810   (b)$1.346   (b)$1.985
          Ending AUV......  (a)N/A      (a)N/A      (a)$2.388   (a)$2.373   (a)$2.842   (a)$1.364   (a)$2.016   (a)$2.382
                            (b)N/A      (b)N/A      (b)$2.370   (b)$2.350   (b)$2.810   (b)$1.346   (b)$1.985   (b)$2.340
          Ending Number of
            AUs...........  (a)N/A      (a)N/A      (a)30,909   (a)47,693   (a)49,585   (a)57,724   (a)72,763   (a)66,938
                            (b)N/A      (b)N/A      (b)2,735    (b)65,983   (b)70,428   (b)74,251   (b)70,329   (b)105,789
--------------------------------------------------------------------------------------------------------------------------
                              FISCAL
                               YEAR
                               ENDED
    VARIABLE PORTFOLIOS      12/31/11
--------------------------------------
--------------------------------------
MFS MASSACHUSETTS INVESTORS
TRUST - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$22.794
                            (b)$22.420
          Ending AUV......  (a)$21.966
                            (b)$21.562
          Ending Number of
            AUs...........  (a)3,388
                            (b)4,470
--------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$27.416
                            (b)$26.945
          Ending AUV......  (a)$27.454
                            (b)$26.929
          Ending Number of
            AUs...........  (a)10,827
                            (b)21,777
--------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$11.857
                            (b)$11.661
          Ending AUV......  (a)$10.958
                            (b)$10.755
          Ending Number of
            AUs...........  (a)24,860
                            (b)80,893
--------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/10/04)
          Beginning AUV...  (a)$57.792
                            (b)$56.756
          Ending AUV......  (a)$45.273
                            (b)$44.372
          Ending Number of
            AUs...........  (a)10,840
                            (b)21,440
--------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$21.742
                            (b)$21.368
          Ending AUV......  (a)$23.102
                            (b)$22.659
          Ending Number of
            AUs...........  (a)15,106
                            (b)37,202
--------------------------------------
SMALL COMPANY VALUE - SAST Class 3
Shares
(Inception Date - 05/01/06)
          Beginning AUV...  (a)$9.761
                            (b)$9.671
          Ending AUV......  (a)$9.281
                            (b)$9.177
          Ending Number of
            AUs...........  (a)17,851
                            (b)25,096
--------------------------------------
SMALL & MID CAP VALUE - SAST Class 3
Shares
(Inception Date - 09/03/03)
          Beginning AUV...  (a)$20.299
                            (b)$19.955
          Ending AUV......  (a)$18.349
                            (b)$18.002
          Ending Number of
            AUs...........  (a)30,671
                            (b)87,245
--------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 01/27/05)
          Beginning AUV...  (a)$2.382
                            (b)$2.340
          Ending AUV......  (a)$2.214
                            (b)$2.171
          Ending Number of
            AUs...........  (a)56,138
                            (b)86,095
--------------------------------------



                 AUV - Accumulation Unit Value
                 AU - Accumulation Unit
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses with election of optional Enhanced Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.


We define "Continuation Net Purchase Payments" as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.


THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Standard Death Benefit is applicable upon the Continuing Spouse's death we will pay the beneficiary the greater of:

     1.  Contract Value; or

     2.  Continuation Net Purchase Payments.

ENHANCED DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Enhanced Death Benefit is applicable upon the Continuing Spouse's death, we will pay the Beneficiary this death benefit.

MAXIMUM ANNIVERSARY VALUE

If the continuing Spouse is younger than age 90 at the time of death, the death benefit is the greatest of:

          a.  Contract Value; or

          b.  Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary, reduced for any withdrawals (and fees and charges applicable to those withdrawals) since that anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and increased by any Purchase Payments received after that contract anniversary.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, the death benefit will be equal to the contract value at the time we receive satisfactory proof of death and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

FOR CONTRACTS ISSUED PRIOR TO JUNE 1, 2004, THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL
CONTINUATION:

MAXIMUM ANNIVERSARY VALUE OPTION - if the Continuing Spouse is younger than age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     a.  Contract value; or

     b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     a.  Contract value; or

     b.  Net Purchase Payments received since the original issue date; or

     c. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

         Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary Value death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX C - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we could credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

          I is the interest rate you are earning on the money invested in the Fixed Account;

          J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

          N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

          L is 0.0025

We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was not issued in a state where L = 0.0025.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn fall within the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.04+0.0025)]18/12 - 1
                  = (1.007194)(1.5) - 1
                  = 1.010811 - 1
                  = +0.010811

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.010811) = +$43.24

$43.24 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.0025)]N/12 - 1
                  = [(1.05)/(1.04+0.0025)]18/12 - 1
                  = (1.007194)1.5 - 1
                  = 1.010811 - 1
                  = +0.010811

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% x $4,000 = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 x (+0.010811) = +$40.65

$40.65 represents the positive MVA that would be added to the withdrawal.

  Please forward a copy (without charge) of the Polaris Choice Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: The United States Life Insurance Company in the City of New York, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                            (POLARIS CHOICE III LOGO)
                                   PROSPECTUS
                                 APRIL 30, 2012

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                            VARIABLE SEPARATE ACCOUNT
                                       and
                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust, Sterling Capital Variable Insurance Funds and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.

This contract is no longer available for purchase by new contract owners.

UNDERLYING FUNDS:                                   MANAGED BY:
     Aggressive Growth                              Wells Capital Management Incorporated
     Alliance Growth                                AllianceBernstein L.P.
     American Funds Asset Allocation SAST           Capital Research and Management
                                                    Company(2)
     American Funds Global Growth SAST              Capital Research and Management
                                                    Company(2)
     American Funds Growth SAST                     Capital Research and Management
                                                    Company(2)
     American Funds Growth-Income SAST              Capital Research and Management
                                                    Company(2)
     Asset Allocation                               Edge Asset Management, Inc.
     Balanced                                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth                               SunAmerica Asset Management Corp.
     Capital Appreciation                           Wellington Management Company, LLP
     Capital Growth                                 OppenheimerFunds, Inc.
     Cash Management                                BofA Advisors, LLC
     Columbia VP-High Income Fund                   Columbia Management Investment Advisers,
                                                    LLC
     Columbia VP-Marsico Focused Equities Fund      Marsico Capital Management, LLC
     Corporate Bond                                 Federated Investment Management Company
     Davis Venture Value                            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                       SunAmerica Asset Management Corp.
     Emerging Markets                               Putnam Investment Management, LLC
     Equity Opportunities                           OppenheimerFunds, Inc.
     Foreign Value                                  Templeton Investment Counsel, LLC
     Franklin Income Securities Fund                Franklin Advisers, Inc.
     Franklin Templeton VIP Founding Funds          Franklin Templeton Services, LLC(3)
       Allocation Fund
     Fundamental Growth                             Wells Capital Management Incorporated
     Global Bond                                    Goldman Sachs Asset Management
                                                    International
     Global Equities                                J.P. Morgan Investment Management Inc.
     Government and Quality Bond                    Wellington Management Company, LLP
     Growth                                         Wellington Management Company, LLP
     Growth-Income                                  J.P. Morgan Investment Management Inc.
     Growth Opportunities                           Invesco Advisers, Inc.
     High-Yield Bond                                PineBridge Investments LLC
     International Diversified Equities             Morgan Stanley Investment Management
                                                    Inc.
     International Growth and Income                Putnam Investment Management, LLC
     Invesco Van Kampen V.I. American Franchise     Invesco Advisers, Inc.
       Fund, Series II Shares(4)
     Invesco Van Kampen V.I. Comstock Fund, Series  Invesco Advisers, Inc.
       II Shares
     Invesco Van Kampen V.I. Growth and Income      Invesco Advisers, Inc.
       Fund, Series II Shares
     Lord Abbett Growth and Income                  Lord, Abbett & Co. LLC
     Managed Allocation Balanced                    Ibbotson Associates, Inc.
     Managed Allocation Moderate                    Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth             Ibbotson Associates, Inc.
     Managed Allocation Growth                      Ibbotson Associates, Inc.
     Marsico Focused Growth                         Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)           Massachusetts Financial Services Company
     MFS Total Return                               Massachusetts Financial Services Company
     Mid-Cap Growth                                 J.P. Morgan Investment Management Inc.
     Natural Resources                              Wellington Management Company, LLP
     Real Estate                                    Davis Selected Advisers, L.P.
     Real Return                                    Wellington Management Company, LLP
     Small Company Value                            Franklin Advisory Services, LLC
     Small & Mid Cap Value                          AllianceBernstein L.P.
     SunAmerica Dynamic Allocation Portfolio(5)     SunAmerica Asset Management Corp. and
                                                    AllianceBernstein L.P.
     Technology                                     Columbia Management Investment Advisers,
                                                    LLC
     Telecom Utility                                Massachusetts Financial Services Company
     Total Return Bond                              Pacific Investment Management Company
                                                    LLC

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

UNDERLYING FUNDS:                                   MANAGED BY:
     Sterling Capital Strategic Allocation Equity   Sterling Capital Management LLC
       VIF
     Sterling Capital Select Equity VIF             Sterling Capital Management LLC
     Sterling Capital Special Opportunities VIF     Sterling Capital Management LLC
     Sterling Capital Total Return Bond VIF         Sterling Capital Management LLC


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):

UNDERLYING FUNDS:                                   MANAGED BY:
     Balanced                                       Edge Asset Management, Inc.
     Conservative Balanced                          Edge Asset Management, Inc.
     Conservative Growth                            Edge Asset Management, Inc.
     Equity Income Account                          Edge Asset Management, Inc.
     Flexible Income                                Edge Asset Management, Inc.
     Strategic Growth                               Edge Asset Management, Inc.


(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.

(2) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.

(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.

(4) On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

(5) On or about June 18, 2012, the SunAmerica Dynamic Allocation Portfolio will be available for investment.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated April 30, 2012. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
     Maximum Owner Transaction Expenses....................................      6
     Contract Maintenance Fee..............................................      6
     Separate Account Annual Expenses......................................      6
     Additional Optional Feature Fees......................................      6
          Optional SunAmerica Income Plus and SunAmerica Income Builder
                      Fee..................................................      6
          Optional MarketLock For Life Fee.................................      6
     Underlying Fund Expenses..............................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS CHOICE(III) VARIABLE ANNUITY...................................      9
PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY..........................      9
     Allocation of Purchase Payments.......................................     10
     Accumulation Units....................................................     11
     Free Look.............................................................     11
     Exchange Offers.......................................................     12
     Important Information for Military Servicemembers.....................     12
INVESTMENT OPTIONS.........................................................     12
     Variable Portfolios...................................................     12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     13
          Anchor Series Trust..............................................     13
          Columbia Funds Variable Insurance Trust I........................     13
          Franklin Templeton Variable Insurance Products Trust.............     13
          Lord Abbett Series Fund, Inc. ...................................     13
          Principal Variable Contracts Funds, Inc. ........................     13
          Seasons Series Trust.............................................     13
          Sterling Capital Variable Insurance Funds........................     14
          SunAmerica Series Trust..........................................     14
     Substitution, Addition or Deletion of Variable Portfolios.............     17
     Fixed Accounts........................................................     17
     Dollar Cost Averaging Fixed Accounts..................................     17
     Dollar Cost Averaging Program.........................................     18
     Polaris Portfolio Allocator Program...................................     18
     50%-50% Combination Model Program.....................................     20
     Transfers During the Accumulation Phase...............................     22
     Automatic Asset Rebalancing Program...................................     24
     Return Plus Program...................................................     24
     Voting Rights.........................................................     25
ACCESS TO YOUR MONEY.......................................................     25
     Free Withdrawal Amount................................................     25
     Systematic Withdrawal Program.........................................     26
     Nursing Home Waiver...................................................     27
     Minimum Contract Value................................................     27
     Qualified Contract Owners.............................................     27
OPTIONAL LIVING BENEFITS...................................................     27
     SunAmerica Income Plus and SunAmerica Income Builder..................     30
     MarketLock For Life ..................................................     37
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING
  BENEFITS.................................................................     40
DEATH BENEFITS.............................................................     44
     Beneficiary Continuation Programs.....................................     44
     Death Benefit Defined Terms...........................................     45
     Standard Death Benefit................................................     46
     Optional Combination HV & Roll-Up Death Benefit.......................     46
     Optional Maximum Anniversary Value Death Benefit......................     46
     Optional EstatePlus Benefit...........................................     47
     Spousal Continuation..................................................     48
EXPENSES...................................................................     48
     Separate Account Expenses.............................................     48
     Withdrawal Charges....................................................     49
     Underlying Fund Expenses..............................................     49
     Contract Maintenance Fee..............................................     49
     Transfer Fee..........................................................     49
     Optional Living Benefit Fees..........................................     50
     Optional SunAmerica Income Plus and SunAmerica Income Builder Fee.....     50
     Optional MarketLock For Life Fee......................................     50
     Optional Combination HV & Roll-Up Death Benefit Fee...................     50
     Optional Maximum Anniversary Value Death Benefit Fee..................     50
     Optional EstatePlus Fee...............................................     50
     Premium Tax...........................................................     50
     Income Taxes..........................................................     51
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................     51
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     51
ANNUITY INCOME OPTIONS.....................................................     52
     The Income Phase......................................................     52
     Annuity Income Options................................................     53
     Fixed or Variable Annuity Income Payments.............................     54
     Annuity Income Payments...............................................     54
     Transfers During the Income Phase.....................................     54
     Deferment of Payments.................................................     54
TAXES......................................................................     54
     Annuity Contracts in General..........................................     55
     Tax Treatment of Distributions - Non-Qualified Contracts..............     55
     Tax Treatment of Distributions - Qualified Contracts..................     56
     Required Minimum Distributions........................................     57
     Tax Treatment of Death Benefits.......................................     57
     Tax Treatment of Optional Living Benefits.............................     57
     Contracts Owned by a Trust or Corporation.............................     58
     Gifts, Pledges and/or Assignments of a Contract.......................     58
     Diversification and Investor Control..................................     58
OTHER INFORMATION..........................................................     58
     The Distributor.......................................................     58
     The Company...........................................................     58
     The Separate Account..................................................     60
     The General Account...................................................     60
     Financial Statements..................................................     61
     Administration........................................................     61
     Legal Proceedings.....................................................     61
     Registration Statements...............................................     61
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     62
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY PRIOR
  TO DECEMBER 29, 2006.....................................................    D-1
APPENDIX E - GUARANTEE FOR CONTRACTS ISSUED IN NEW YORK BY FIRST SUNAMERICA
  PRIOR TO JANUARY 31, 2008................................................    E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19,
  2010.....................................................................    F-1
APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    G-1
APPENDIX H - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2010....................................    H-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each Feeder Fund invests exclusively in shares of a corresponding Master Fund. American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, the first business day of the month following your 95th birthday. For contracts issued in New York only by US Life, the first business day of the month following your 90th birthday or tenth contract anniversary, whichever is later.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust, Sterling Capital Variable Insurance Funds and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Choice(III) Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived if contract value is $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A standard death benefit is available and in addition, optional death benefit(s) are available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................  7%



TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)...........  $35 per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4)..............   1.52%
Optional Combination HV & Roll-Up Death
  Benefit Fee............................   0.65%
Optional Maximum Anniversary Value Death
  Benefit Fee............................   0.25%
Optional EstatePlus Fee(5)...............   0.25%
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(6)............................   2.17%




ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits SunAmerica Income Plus or SunAmerica Income Builder below, both of which are guaranteed minimum withdrawal benefits:

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
(calculated as a percentage of the Income Base)(7)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(8)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%




UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2012)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                        MINIMUM   MAXIMUM
----------------------------       -------   -------
(expenses that are deducted from
  Underlying Funds of the
  Trusts, including management
  fees, other expenses and 12b-1
  fees if applicable)...........    0.72%     1.57%




FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            7%   6%   6%   5%   0%






     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.



(3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.



(5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value death benefit is also elected. If you do not elect the EstatePlus feature and you elect the optional Maximum Anniversary Value death benefit, your separate account annual expenses would be 1.77%. This feature is not available on contracts issued in New York and Washington.



(6) The Combination HV & Roll-Up death benefit is not available on contracts issued in New York and Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value and EstatePlus death benefits and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 2.17% reflects election of the Combination HV & Roll-Up death benefit only.



(7) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 23, 2012, please see APPENDIX F for a description of the living benefit you may have elected.

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

---------------------------------------------------------------------
                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).



(9) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2011.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 2.02% (including the optional Maximum Anniversary Value death benefit and EstatePlus), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.57%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,199     $2,097     $2,496     $4,992


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $499      $1,497     $2,496     $4,992




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)






(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $932      $1,315     $1,225     $2,626


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $232       $715      $1,225     $2,626


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.17% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    THE POLARIS CHOICE(III) VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        PURCHASING A POLARIS CHOICE(III)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $4,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $10,000              $500                $100
------------------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or US Life to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     ANCHOR SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I - CLASS 1 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES

     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").

     Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.

     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

     Each Managed Allocation Portfolio is managed by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson creates a target asset class allocation for each Managed Allocation Portfolio. Based on the target asset class allocations, Ibbotson determines a range and a target portfolio allocation in which each Managed Allocation Portfolio will invest in Underlying Funds of the Seasons Series Trust. Due to market movements, portfolio management decisions or cash flow considerations, Ibbotson may determine that a Managed Allocation Portfolio requires adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments for each Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary. Ibbotson may change the asset class allocation ranges and the percentage invested in any of the Underlying Funds from time to time.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.

     If you invest in a Managed Allocation Portfolio, you pay the expenses of the Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

     STERLING CAPITAL VARIABLE INSURANCE FUNDS

     Sterling Capital Management LLC is the investment adviser to Sterling Capital Variable Insurance Funds ("VIF").

     Sterling Capital Manager Equity VIF ("Sterling Capital Manager") is structured as a Fund-of-Funds.

     Please see the Sterling Capital Variable Insurance Funds prospectus for details.

     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          MASTER-FEEDER

          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Dynamic Allocation Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                                  MANAGED BY:                                    TRUST ASSET CLASS
----------------                                                  -----------                                   ------ -----------
Aggressive Growth                                                 Wells Capital Management Incorporated         SAST   STOCK
Alliance Growth                                                   AllianceBernstein L.P.                        SAST   STOCK
American Funds Asset Allocation SAST                              Capital Research and Management Company       SAST   BALANCED
American Funds Global Growth SAST                                 Capital Research and Management Company       SAST   STOCK
American Funds Growth SAST                                        Capital Research and Management Company       SAST   STOCK
American Funds Growth-Income SAST                                 Capital Research and Management Company       SAST   STOCK
Asset Allocation                                                  Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                                          J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                                  SunAmerica Asset Management Corp.             SAST   STOCK
Capital Appreciation                                              Wellington Management Company, LLP            AST    STOCK
Capital Growth                                                    OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                                   BofA Advisors, LLC                            SAST   CASH
Columbia VP-High Income Fund                                      Columbia Management Investment Advisers, LLC  CFT I  BOND
Columbia VP-Marsico Focused Equities Fund                         Marsico Capital Management, LLC               CFT I  STOCK
Corporate Bond                                                    Federated Investment Management Company       SAST   BOND
Davis Venture Value                                               Davis Selected Advisers, L.P.                 SAST   STOCK
"Dogs" of Wall Street                                             SunAmerica Asset Management Corp.             SAST   STOCK
Emerging Markets                                                  Putnam Investment Management, LLC             SAST   STOCK
Equity Opportunities                                              OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                                     Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                                   Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund             Franklin Templeton Services, LLC              FTVIPT BALANCED
Fundamental Growth                                                Wells Capital Management Incorporated         SAST   STOCK
Global Bond                                                       Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                                   J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                                       Wellington Management Company, LLP            AST    BOND
Growth                                                            Wellington Management Company, LLP            AST    STOCK
Growth-Income                                                     J.P. Morgan Investment Management Inc.        SAST   STOCK
Growth Opportunities                                              Invesco Advisers, Inc.                        SAST   STOCK
High-Yield Bond                                                   PineBridge Investments LLC                    SAST   BOND
International Diversified Equities                                Morgan Stanley Investment Management Inc.     SAST   STOCK
International Growth and Income                                   Putnam Investment Management, LLC             SAST   STOCK
Invesco Van Kampen V.I. American Franchise Fund, Series II Shares Invesco Advisers, Inc.                        AVIF   STOCK
Invesco Van Kampen V.I. Comstock Fund, Series II Shares           Invesco Advisers, Inc.                        AVIF   STOCK
Invesco Van Kampen V.I. Growth and Income Fund, Series II Shares  Invesco Advisers, Inc.                        AVIF   STOCK
Lord Abbett Growth and Income                                     Lord, Abbett & Co. LLC                        LASF   STOCK
Managed Allocation Balanced                                       Ibbotson Associates, Inc.                     SST    BALANCED
Managed Allocation Moderate                                       Ibbotson Associates, Inc.                     SST    BALANCED
Managed Allocation Moderate Growth                                Ibbotson Associates, Inc.                     SST    BALANCED
Managed Allocation Growth                                         Ibbotson Associates, Inc.                     SST    STOCK
Marsico Focused Growth                                            Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust                                 Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                                  Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                                    J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                                 Wellington Management Company, LLP            AST    STOCK
Real Estate                                                       Davis Selected Advisers, L.P.                 SAST   STOCK
Real Return                                                       Wellington Management Company, LLP            SST    BOND
Small Company Value                                               Franklin Advisory Services, LLC               SAST   STOCK
Small & Mid Cap Value                                             AllianceBernstein L.P.                        SAST   STOCK
SunAmerica Dynamic Allocation Portfolio                           SunAmerica Asset Management Corp. and         SAST   BALANCED
                                                                  AllianceBernstein L.P.
Technology                                                        Columbia Management Investment Advisers, LLC  SAST   STOCK
Telecom Utility                                                   Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond                                                 Pacific Investment Management Company LLC     SAST   BOND

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

UNDERLYING FUNDS                            MANAGED BY:                                 TRUST   ASSET CLASS
----------------                            -----------                                 -----   -----------
Sterling Capital Strategic Allocation       Sterling Capital Management LLC             VIF     STOCK
  Equity VIF
Sterling Capital Select Equity VIF          Sterling Capital Management LLC             VIF     STOCK
Sterling Capital Special Opportunities      Sterling Capital Management LLC             VIF     STOCK
  VIF
Sterling Capital Total Return Bond VIF      Sterling Capital Management LLC             VIF     BOND


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):

UNDERLYING FUNDS                            MANAGED BY:                                 TRUST   ASSET CLASS
----------------                            -----------                                 -----   -----------
Balanced                                    Edge Asset Management, Inc.                 PVCF    BALANCED
Conservative Balanced                       Edge Asset Management, Inc.                 PVCF    BALANCED
Conservative Growth                         Edge Asset Management, Inc.                 PVCF    BALANCED
Equity Income Account                       Edge Asset Management, Inc.                 PVCF    STOCK
Flexible Income                             Edge Asset Management, Inc.                 PVCF    BALANCED
Strategic Growth                            Edge Asset Management, Inc.                 PVCF    STOCK


ALL OF THE UNDERLYING FUNDS LISTED MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT AS NOTED ABOVE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed

Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE APRIL 30, 2012)

----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                  4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares           5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------




The Polaris Portfolio Allocator Models listed above are those that are currently available. The Models are reconfigured annually. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to April 30, 2012, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a compliant Combination Model. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

-----------------------------------------------------------------
 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:     50% ALLOCATION TO:
------------------------------------------- ---------------------
          1             Polaris Portfolio     Managed Allocation
                        Allocator Model 1          Balanced
------------------------------------------- ---------------------
          2             Polaris Portfolio     Managed Allocation
                        Allocator Model 2          Moderate
------------------------------------------- ---------------------
          3             Polaris Portfolio     Managed Allocation
                        Allocator Model 3       Moderate Growth
------------------------------------------- ---------------------
          4             Polaris Portfolio     Managed Allocation
                        Allocator Model 4           Growth
------------------------------------------- ---------------------


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS WILL CHANGE AS FOLLOWS:

------------------------------------------------------------------------------
 TRADING POLICY BEFORE CHANGE           TRADING POLICY AFTER CHANGE
------------------------------------------------------------------------------
 5th transfer in a 6-Month Rolling      15th transfer in 12-Month Rolling
 Period triggers the U.S. Mail method   Period triggers the U.S. Mail method
 of Transfer                            of Transfer.
------------------------------------------------------------------------------


On August 6, 2012 and after, the first 15 transfers in a rolling 12-month look-back period (12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 15th transfer request ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the

August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16,
2013).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or

(3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C = $5,000] D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Below is a summary of the key features of the three optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

     - If you are interested in securing greater income and flexible guaranteed lifetime income now or in the near future, you may want to consider SunAmerica Income Plus.

     - If you are interested in securing guaranteed lifetime income later and would prefer to build assets and maximize future income potential, you may want to consider SunAmerica Income Builder.

     - If you are interested in securing guaranteed lifetime income at a lower cost, you may want to consider MarketLock For Life.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the greater of Eligible Purchase Payments, or the contract's highest Anniversary Value during the contract's first 5 years. After the first 5 years, you have the opportunity to extend the period in which Anniversary Values are evaluated to lock in the highest Anniversary Value.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


------------------------------------------------------------------------------------
       OPTIONAL               FIRST                        SUBSEQUENT
    LIVING BENEFIT        CONTRACT YEAR                  CONTRACT YEARS
------------------------------------------------------------------------------------
  SunAmerica Income     100% of Purchase     Purchase Payments received in contract
  Plus and              Payments received     years 2-5, capped at 200% of Purchase
  SunAmerica Income                          Payments received in the first contract
  Builder                                                     year

------------------------------------------------------------------------------------
  MarketLock For        100% of Purchase     Purchase Payments received in contract
  Life                  Payments Received     years 2-5, capped at 100% of Purchase
                                             Payments received in the first contract
                                                              year

------------------------------------------------------------------------------------


SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

MARKETLOCK FOR LIFE EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 for years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME BASE EVALUATION PERIOD (FOR MARKETLOCK FOR LIFE ONLY)
The period of time over which we will consider Anniversary Values in evaluating the Income Base.

INCOME CREDIT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY) An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

------------------------------------------------------------------------------------
                            INCOME CREDIT
                                (AS A
                            PERCENTAGE OF
                                 THE
         OPTIONAL           INCOME CREDIT                    INCOME
      LIVING BENEFIT            BASE)                  CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is reduced in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is eliminated
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------
  MarketLock For Life       Not applicable               Not applicable
------------------------------------------------------------------------------------


INCOME CREDIT BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

INVESTMENT REQUIREMENTS (FOR MARKETLOCK FOR LIFE ONLY)
Every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER

How do SunAmerica Income Plus and SunAmerica Income Builder work?

Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero. You must choose between two income options at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday and the income option elected. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------


SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons, if applicable.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------


FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Sterling Capital Total Return Bond
    FIXED                  Maximum 90%      VIF(1)
    ACCOUNTS                                Cash Management
                                            Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Sterling Capital Strategic Allocation
                                              Equity VIF(1)
                                            Sterling Capital Select Equity VIF(1)
                                            Sterling Capital Special Opportunities
                                            VIF(1)
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia VP-High Income Fund
                                            Columbia VP-Marsico Focused Equities
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:

     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.

     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.

     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.


SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons of 5.5%.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year during which subsequent Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Fixed

Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?

The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, higher Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. We will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS

BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER.

MARKETLOCK FOR LIFE

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------




Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:

------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3
---------------- -------------------------------------------------------------
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
---------------- -------------------------------------------------------------

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 30%      Sterling Capital Total Return Bond
    FIXED                 Maximum 100%      VIF(1)
    ACCOUNTS                                Cash Management
                                            Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Sterling Capital Strategic Allocation
                                              Equity VIF
                                            Sterling Capital Select Equity VIF
                                            Sterling Capital Special Opportunities
                                            VIF
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia VP-High Income Fund
                                            Columbia VP-Marsico Focused Equities
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                            Invesco Van Kampen V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------


 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the

Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.

If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

If you have elected MarketLock For Life and spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. If you have elected MARKETLOCK FOR LIFE, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. If you have elected SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     4. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

------------------------------------------------------------------------------------
         Optional            Cancellation
      Living Benefit           Request                    Cancellation
                               Received                  Effective Date
------------------------------------------------------------------------------------
  SunAmerica Income Plus      Years 1-5           5th Benefit Year Anniversary
  and
                           ---------------------------------------------------------
  SunAmerica Income            Years 5+       Benefit Quarter Anniversary following
  Builder                                    the receipt of the cancellation request
------------------------------------------------------------------------------------
  MarketLock                  Years 1-5           5th Benefit Year Anniversary
  For Life
                           ---------------------------------------------------------
                              Years 6-10          10th Benefit Year Anniversary
                           ---------------------------------------------------------
                              Years 10+      Benefit Year Anniversary following the
                                               receipt of the cancellation request
------------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you elected MarketLock For Life and cancelled the feature, you may not extend the Income Base Evaluation Period.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For Life) in which the cancellation occurs, on the Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, the fee will no longer be charged.

If you elected MarketLock For Life and cancelled the feature, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE FEATURES.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended

Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios available in this prospectus.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE AND ESTATEPLUS DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.

Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.

The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, plus Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.

In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value death benefit described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------




The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 YEAR SINCE
 PURCHASE PAYMENT
 RECEIPT                  1             2             3             4             5
----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE                  7%            6%            6%            5%            0%
----------------------------------------------------------------------------------------



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class 2 shares of Principal Variable Contracts Funds. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE BELOW.

OPTIONAL MARKETLOCK FOR LIFE FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUAL FEE RATE
----------------------------------------------------------------------------------
 One Covered Person                                         0.70%
----------------------------------------------------------------------------------
 Two Covered Persons                                        0.95%
----------------------------------------------------------------------------------


The fee for MarketLock For Life will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon cancellation of this feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected above will not increase by more than 0.25% at the time of First Extension.

Certain optional Living Benefits are no longer offered or have changed since first being offered. If your contract was issued with an optional Living Benefit prior to January 19, 2010, please see Appendix H for details regarding the Living Benefit and its fee.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE FEATURES.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                   OF CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR

ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and

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benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. If your contract is issued by SunAmerica Annuity, your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after the contract issue date. If your contract was issued by US Life in the state of New York, your Latest Annuity Date is defined as the later of the first business day of the month following your 90th birthday or 10 years after the contract issue date. For contracts issued by US Life, we will extend the Accumulation Phase to the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

For contracts issued in New York, only a 10-year period guarantee is available.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years,

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depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS

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EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE
OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


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A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement

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Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating

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to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SUNAMERICA ANNUITY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on

January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067-6121. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

On December 31, 2012, SunAmerica Annuity intends to merge with and into American General Life Insurance Company ("AGL"), with AGL being the surviving insurance company. AGL is an affiliate of SunAmerica Annuity and is also an indirect, wholly owned subsidiary of American International Group, Inc. The merger transaction is subject to receipt of all required regulatory approvals, including the approvals of certain state insurance departments. In addition, we will file new registration statements with the Securities and Exchange Commission changing the issuer of your contract to AGL.

On the effective date of merger, the Separate Account will be a separate account of AGL, and the commitments under the contracts originally issued by SunAmerica Annuity will be those of AGL. Your rights and obligations under your contract will not change after the merger is complete.

US LIFE

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its principal place of business is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("Merger"). Before the Merger, contracts in New York were issued by First SunAmerica. Upon the Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

SunAmerica Annuity and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, a trust established for the sole benefit of the United States Department of Treasury (the "Department of the Treasury"), held all of the outstanding Series C Perpetual Convertible Participating Preferred Stock ("Series C Preferred Stock"). The Series C Preferred Stock was, to the extent permitted by law, entitled to vote on all matters with the AIG Common Stock and was entitled to approximately 79.8 percent of the voting power of AIG's shareholders entitled to vote on any particular matter. In addition, the United States Department of the Treasury held all of the outstanding AIG Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock and Series F Fixed Rated Non-Cumulative Perpetual Preferred Stock.

On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. The Series C Preferred Stock was exchanged for AIG Common Stock which was transferred by the trust to the Department of the Treasury. The Series E and Series F Stock were exchanged for interests in certain special purpose entities.

As a result of the Recapitalization, AIG is controlled by the Department of Treasury. Immediately after the Recapitalization, the Department of the Treasury owned shares of AIG Common Stock representing approximately 92 percent of AIG Common Stock then outstanding. As a result of certain transactions since the Recapitalization, ownership of AIG Common Stock by the Department of Treasury has been reduced to approximately 70 percent. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its remaining ownership interest over time.

The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the

Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand.

The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED BY SUNAMERICA ANNUITY PRIOR TO DECEMBER 29, 2006 AND BY FIRST SUNAMERICA PRIOR TO JANUARY 31, 2008 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D AND E FOR MORE INFORMATION.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. Contracts issued by SunAmerica Annuity prior to December 29, 2006 and by First SunAmerica prior to January 31, 2008, are covered by the Guarantee. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix F and G for more information regarding the Guarantor.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor, if applicable, and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting Variable Separate Account and FS Variable Separate Account. Various lawsuits against SunAmerica Annuity and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of SunAmerica Annuity and US Life.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Master-Feeder Structure
Information Regarding the Use of the
  Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  The United States Life Insurance Company in the City of New York Financial
     Statements (for New York contracts only)
  SunAmerica Annuity and Life Assurance
     Company Financial Statements (for non-
     New York contracts)
  American International Group, Inc.
     Financial Information

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO           ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07       12/31/08       12/31/09       12/31/10       12/31/11
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$15.910   (a)$17.353     (a)$16.976     (a)$7.892      (a)$10.892     (a)$12.966
                                             (b)N/A       (b)N/A         (b)N/A         (b)$7.858      (b)$10.546     (b)$12.462
          Ending AUV......................   (a)$17.353   (a)$16.976     (a)$7.892      (a)$10.892     (a)$12.966     (a)$12.486
                                             (b)N/A       (b)N/A         (b)N/A         (b)$10.546     (b)$12.462     (b)$11.925
          Ending Number of AUs............   (a)657       (a)72,174      (a)115,495     (a)149,294     (a)208,937     (a)282,983
                                             (b)N/A       (b)N/A         (b)N/A         (b)221         (b)1,235       (b)1,409
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$31.497   (a)$32.629     (a)$36.738     (a)$21.389     (a)$29.638     (a)$32.099
                                             (b)N/A       (b)N/A         (b)N/A         (b)$22.189     (b)$28.710     (b)$30.917
          Ending AUV......................   (a)$32.629   (a)$36.738     (a)$21.389     (a)$29.638     (a)$32.099     (a)$30.810
                                             (b)N/A       (b)N/A         (b)N/A         (b)$28.710     (b)$30.917     (b)$29.484
          Ending Number of AUs............   (a)12,540    (a)194,741     (a)192,122     (a)155,807     (a)173,428     (a)154,662
                                             (b)N/A       (b)N/A         (b)N/A         (b)155         (b)1,660       (b)2,088
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$10.000   (a)$10.534     (a)$11.019     (a)$7.614      (a)$9.254      (a)$10.208
                                             (b)N/A       (b)N/A         (b)N/A         (b)$7.657      (b)$9.059      (b)$9.893
          Ending AUV......................   (a)$10.534   (a)$11.019     (a)$7.614      (a)$9.254      (a)$10.208     (a)$10.153
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.059      (b)$9.893      (b)$9.776
          Ending Number of AUs............   (a)2,546     (a)507,152     (a)1,303,751   (a)1,632,066   (a)2,079,754   (a)2,333,534
                                             (b)N/A       (b)N/A         (b)N/A         (b)13          (b)13          (b)50,324
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$10.000   (a)$10.768     (a)$12.137     (a)$7.337      (a)$10.244     (a)$11.240
                                             (b)N/A       (b)N/A         (b)N/A         (b)$7.646      (b)$10.061     (b)$10.967
          Ending AUV......................   (a)$10.768   (a)$12.137     (a)$7.337      (a)$10.244     (a)$11.240     (a)$10.058
                                             (b)N/A       (b)N/A         (b)N/A         (b)$10.061     (b)$10.967     (b)$9.750
          Ending Number of AUs............   (a)54,516    (a)1,653,452   (a)3,756,533   (a)4,439,178   (a)7,227,034   (a)9,633,818
                                             (b)N/A       (b)N/A         (b)N/A         (b)16,422      (b)95,449      (b)154,217
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$10.000   (a)$10.537     (a)$10.859     (a)$6.625      (a)$8.535      (a)$9.337
                                             (b)N/A       (b)N/A         (b)N/A         (b)$6.701      (b)$8.377      (b)$9.105
          Ending AUV......................   (a)$10.537   (a)$10.859     (a)$6.625      (a)$8.535      (a)$9.337      (a)$9.000
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.377      (b)$9.105      (b)$8.719
          Ending Number of AUs............   (a)58,472    (a)1,930,393   (a)4,693,898   (a)4,973,582   (a)5,375,542   (a)5,530,023
                                             (b)N/A       (b)N/A         (b)N/A         (b)10,802      (b)38,160      (b)85,763
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$10.000   (a)$10.656     (a)$11.748     (a)$6.458      (a)$8.838      (a)$10.300
                                             (b)N/A       (b)N/A         (b)N/A         (b)$6.828      (b)$8.680      (b)$10.050
          Ending AUV......................   (a)$10.656   (a)$11.748     (a)$6.458      (a)$8.838      (a)$10.300     (a)$9.680
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.680      (b)$10.050     (b)$9.384
          Ending Number of AUs............   (a)59,496    (a)1,986,067   (a)4,662,954   (a)5,117,038   (a)5,915,731   (a)6,542,841
                                             (b)N/A       (b)N/A         (b)N/A         (b)11,121      (b)61,394      (b)90,146
----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$23.880   (a)$24.966     (a)$26.599     (a)$20.109     (a)$24.162     (a)$27.027
                                             (b)N/A       (b)N/A         (b)N/A         (b)$19.700     (b)$23.528     (b)$26.053
          Ending AUV......................   (a)$24.966   (a)$26.599     (a)$20.109     (a)$24.162     (a)$27.027     (a)$26.799
                                             (b)N/A       (b)N/A         (b)N/A         (b)$23.528     (b)$26.053     (b)$25.658
          Ending Number of AUs............   (a)882       (a)28,541      (a)38,101      (a)70,440      (a)83,903      (a)124,104
                                             (b)N/A       (b)N/A         (b)N/A         (b)5           (b)5           (b)1,958
----------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO          ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07      12/31/08       12/31/09       12/31/10       12/31/11
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$15.502   (a)$16.185    (a)$16.762     (a)$12.208     (a)$14.876     (a)$16.345
                                             (b)N/A       (b)N/A        (b)N/A         (b)$12.017     (b)$14.385     (b)$15.674
          Ending AUV......................   (a)$16.185   (a)$16.762    (a)$12.208     (a)$14.876     (a)$16.345     (a)$16.424
                                             (b)N/A       (b)N/A        (b)N/A         (b)$14.385     (b)$15.674     (b)$15.560
          Ending Number of AUs............   (a)1         (a)17,355     (a)38,823      (a)135,696     (a)241,518     (a)383,244
                                             (b)N/A       (b)N/A        (b)N/A         (b)8           (b)8           (b)8
---------------------------------------------------------------------------------------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................   (a)N/A       (a)$10.048    (a)$10.668     (a)$7.732      (a)$9.414      (a)$10.509
                                             (b)N/A       (b)N/A        (b)N/A         (b)$7.402      (b)$8.910      (b)$9.839
          Ending AUV......................   (a)N/A       (a)$10.668    (a)$7.732      (a)$9.414      (a)$10.509     (a)$10.426
                                             (b)N/A       (b)N/A        (b)N/A         (b)$8.910      (b)$9.839      (b)$9.643
          Ending Number of AUs............   (a)N/A       (a)12,170     (a)45,656      (a)60,700      (a)50,211      (a)41,767
                                             (b)N/A       (b)N/A        (b)N/A         (b)13          (b)13          (b)12
---------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$6.048    (a)$6.292     (a)$7.051      (a)$4.225      (a)$5.681      (a)$6.279
                                             (b)N/A       (b)N/A        (b)N/A         (b)$4.341      (b)$5.499      (b)$6.039
          Ending AUV......................   (a)$6.292    (a)$7.051     (a)$4.225      (a)$5.681      (a)$6.279      (a)$5.824
                                             (b)N/A       (b)N/A        (b)N/A         (b)$5.499      (b)$6.039      (b)$5.565
          Ending Number of AUs............   (a)3         (a)69,149     (a)147,002     (a)416,482     (a)1,557,571   (a)2,521,915
                                             (b)N/A       (b)N/A        (b)N/A         (b)6,036       (b)34,821      (b)47,077
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$40.687   (a)$43.161    (a)$54.156     (a)$31.735     (a)$42.640     (a)$51.414
                                             (b)N/A       (b)N/A        (b)N/A         (b)$30.642     (b)$41.268     (b)$49.436
          Ending AUV......................   (a)$43.161   (a)$54.156    (a)$31.735     (a)$42.640     (a)$51.414     (a)$46.952
                                             (b)N/A       (b)N/A        (b)N/A         (b)$41.268     (b)$49.436     (b)$44.853
          Ending Number of AUs............   (a)11,371    (a)292,798    (a)628,154     (a)688,460     (a)867,556     (a)1,059,541
                                             (b)N/A       (b)N/A        (b)N/A         (b)1,431       (b)6,797       (b)10,843
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$7.637    (a)$8.061     (a)$8.993      (a)$4.845      (a)$6.831      (a)$7.330
                                             (b)N/A       (b)N/A        (b)N/A         (b)$5.183      (b)$6.673      (b)$7.085
          Ending AUV......................   (a)$8.061    (a)$8.993     (a)$4.845      (a)$6.831      (a)$7.330      (a)$7.107
                                             (b)N/A       (b)N/A        (b)N/A         (b)$6.673      (b)$7.085      (b)$6.830
          Ending Number of AUs............   (a)2,535     (a)749,819    (a)1,905,877   (a)1,625,437   (a)1,560,736   (a)1,367,849
                                             (b)N/A       (b)N/A        (b)N/A         (b)19          (b)654         (b)654
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$13.139   (a)$13.243    (a)$13.597     (a)$13.516     (a)$13.286     (a)$13.022
                                             (b)N/A       (b)N/A        (b)N/A         (b)$13.102     (b)$12.804     (b)$12.431
          Ending AUV......................   (a)$13.243   (a)$13.597    (a)$13.516     (a)$13.286     (a)$13.022     (a)$12.758
                                             (b)N/A       (b)N/A        (b)N/A         (b)$12.804     (b)$12.431     (b)$12.101
          Ending Number of AUs............   (a)14,968    (a)499,721    (a)1,824,303   (a)1,557,981   (a)1,275,116   (a)1,897,813
                                             (b)N/A       (b)N/A        (b)N/A         (b)8           (b)31,233      (b)8,251
---------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP - HIGH INCOME FUND - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$15.228   (a)$15.946    (a)$15.994     (a)$11.850     (a)$16.824     (a)$18.552
                                             (b)N/A       (b)N/A        (b)N/A         (b)$13.345     (b)$16.222     (b)$17.768
          Ending AUV......................   (a)$15.946   (a)$15.994    (a)$11.850     (a)$16.824     (a)$18.552     (a)$19.472
                                             (b)N/A       (b)N/A        (b)N/A         (b)$16.222     (b)$17.768     (b)$18.529
          Ending Number of AUs............   (a)385       (a)25,704     (a)44,198      (a)105,589     (a)204,332     (a)221,197
                                             (b)N/A       (b)N/A        (b)N/A         (b)389         (b)2,757       (b)2,450
---------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

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             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO           ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07       12/31/08       12/31/09       12/31/10       12/31/11
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$10.981   (a)$11.921     (a)$13.334     (a)$7.709      (a)$9.770      (a)$11.423
                                             (b)N/A       (b)N/A         (b)N/A         (b)$7.557      (b)$9.442      (b)$10.938
          Ending AUV......................   (a)$11.921   (a)$13.334     (a)$7.709      (a)$9.770      (a)$11.423     (a)$10.957
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.442      (b)$10.938     (b)$10.409
          Ending Number of AUs............   (a)5,514     (a)142,901     (a)177,307     (a)210,945     (a)236,103     (a)203,917
                                             (b)N/A       (b)N/A         (b)N/A         (b)13          (b)13          (b)31,525
----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................   (a)N/A       (a)$10.000     (a)$10.557     (a)$8.379      (a)$9.963      (a)$10.963
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.279      (b)$9.587      (b)$10.411
          Ending AUV......................   (a)N/A       (a)$10.557     (a)$8.379      (a)$9.963      (a)$10.963     (a)$11.010
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.587      (b)$10.411     (b)$10.341
          Ending Number of AUs............   (a)N/A       (a)32,926      (a)51,039      (a)18,922      (a)17,934      (a)4,579
                                             (b)N/A       (b)N/A         (b)N/A         (b)12          (b)11          (b)11
----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................   (a)N/A       (a)$10.695     (a)$11.394     (a)$7.485      (a)$9.242      (a)$10.460
                                             (b)N/A       (b)N/A         (b)N/A         (b)$7.103      (b)$8.807      (b)$9.866
          Ending AUV......................   (a)N/A       (a)$11.394     (a)$7.485      (a)$9.242      (a)$10.460     (a)$10.238
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.807      (b)$9.866      (b)$9.537
          Ending Number of AUs............   (a)N/A       (a)11,708      (a)13,537      (a)12,429      (a)10,556      (a)3,442
                                             (b)N/A       (b)N/A         (b)N/A         (b)14          (b)13          (b)13
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.455   (a)$17.675     (a)$18.316     (a)$16.594     (a)$21.354     (a)$23.280
                                             (b)N/A       (b)N/A         (b)N/A         (b)$17.839     (b)$20.723     (b)$22.446
          Ending AUV......................   (a)$17.675   (a)$18.316     (a)$16.594     (a)$21.354     (a)$23.280     (a)$24.338
                                             (b)N/A       (b)N/A         (b)N/A         (b)$20.723     (b)$22.446     (b)$23.315
          Ending Number of AUs............   (a)14,876    (a)1,486,431   (a)2,742,637   (a)3,147,064   (a)4,052,231   (a)4,332,686
                                             (b)N/A       (b)N/A         (b)N/A         (b)3,072       (b)33,644      (b)41,213
----------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$35.890   (a)$38.538     (a)$40.004     (a)$24.304     (a)$31.879     (a)$35.135
                                             (b)N/A       (b)N/A         (b)N/A         (b)$24.290     (b)$30.859     (b)$33.790
          Ending AUV......................   (a)$38.538   (a)$40.004     (a)$24.304     (a)$31.879     (a)$35.135     (a)$33.058
                                             (b)N/A       (b)N/A         (b)N/A         (b)$30.859     (b)$33.790     (b)$31.587
          Ending Number of AUs............   (a)17,229    (a)628,354     (a)1,216,210   (a)1,363,068   (a)1,767,423   (a)1,986,164
                                             (b)N/A       (b)N/A         (b)N/A         (b)2,010       (b)21,991      (b)21,999
----------------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$12.143   (a)$12.916     (a)$12.444     (a)$8.974      (a)$10.593     (a)$12.149
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.177      (b)$10.280     (b)$11.678
          Ending AUV......................   (a)$12.916   (a)$12.444     (a)$8.974      (a)$10.593     (a)$12.149     (a)$13.450
                                             (b)N/A       (b)N/A         (b)N/A         (b)$10.280     (b)$11.678     (b)$12.835
          Ending Number of AUs............   (a)72        (a)62,424      (a)98,282      (a)104,025     (a)216,686     (a)331,852
                                             (b)N/A       (b)N/A         (b)N/A         (b)12          (b)12          (b)4,140
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$16.243   (a)$18.981     (a)$26.368     (a)$11.238     (a)$19.504     (a)$22.710
                                             (b)N/A       (b)N/A         (b)N/A         (b)$13.268     (b)$18.913     (b)$21.879
          Ending AUV......................   (a)$18.981   (a)$26.368     (a)$11.238     (a)$19.504     (a)$22.710     (a)$16.491
                                             (b)N/A       (b)N/A         (b)N/A         (b)$18.913     (b)$21.879     (b)$15.784
          Ending Number of AUs............   (a)10,396    (a)438,081     (a)1,061,428   (a)941,018     (a)1,124,812   (a)1,532,413
                                             (b)N/A       (b)N/A         (b)N/A         (b)2,020       (b)20,226      (b)31,605
----------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO          ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07      12/31/08       12/31/09       12/31/10       12/31/11
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................   (a)N/A       (a)$10.000    (a)$10.247     (a)$6.649      (a)$7.842      (a)$8.950
                                             (b)N/A       (b)N/A        (b)N/A         (b)$6.153      (b)$7.653      (b)$8.650
          Ending AUV......................   (a)N/A       (a)$10.247    (a)$6.649      (a)$7.842      (a)$8.950      (a)$9.270
                                             (b)N/A       (b)N/A        (b)N/A         (b)$7.653      (b)$8.650      (b)$8.860
          Ending Number of AUs............   (a)N/A       (a)215,078    (a)290,226     (a)242,859     (a)212,831     (a)155,271
                                             (b)N/A       (b)N/A        (b)N/A         (b)16          (b)15          (b)15
---------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$19.149   (a)$20.603    (a)$20.262     (a)$12.248     (a)$15.895     (a)$18.285
                                             (b)N/A       (b)N/A        (b)N/A         (b)$12.370     (b)$15.354     (b)$17.463
          Ending AUV......................   (a)$20.603   (a)$20.262    (a)$12.248     (a)$15.895     (a)$18.285     (a)$17.945
                                             (b)N/A       (b)N/A        (b)N/A         (b)$15.354     (b)$17.463     (b)$17.008
          Ending Number of AUs............   (a)293       (a)27,227     (a)35,878      (a)30,485      (a)39,972      (a)52,994
                                             (b)N/A       (b)N/A        (b)N/A         (b)8           (b)8           (b)637
---------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV...................   (a)N/A       (a)$10.000    (a)$10.449     (a)$8.848      (a)$10.424     (a)$11.320
                                             (b)N/A       (b)N/A        (b)N/A         (b)$8.805      (b)$9.961      (b)$10.694
          Ending AUV......................   (a)N/A       (a)$10.449    (a)$8.848      (a)$10.424     (a)$11.320     (a)$11.499
                                             (b)N/A       (b)N/A        (b)N/A         (b)$9.961      (b)$10.694     (b)$10.731
          Ending Number of AUs............   (a)N/A       (a)51,487     (a)7,988       (a)13,765      (a)14,418      (a)14,123
                                             (b)N/A       (b)N/A        (b)N/A         (b)11          (b)11          (b)10
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.992   (a)$19.918    (a)$22.377     (a)$12.999     (a)$16.636     (a)$16.865
                                             (b)N/A       (b)N/A        (b)N/A         (b)$12.731     (b)$16.101     (b)$16.217
          Ending AUV......................   (a)$19.918   (a)$22.377    (a)$12.999     (a)$16.636     (a)$16.865     (a)$14.641
                                             (b)N/A       (b)N/A        (b)N/A         (b)$16.101     (b)$16.217     (b)$13.988
          Ending Number of AUs............   (a)4,696     (a)474,608    (a)1,439,267   (a)2,103,834   (a)4,064,417   (a)5,928,610
                                             (b)N/A       (b)N/A        (b)N/A         (b)8,222       (b)54,576      (b)80,257
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV...................   (a)N/A       (a)N/A        (a)$10.000     (a)$7.040      (a)$9.402      (a)$10.434
                                             (b)N/A       (b)N/A        (b)N/A         (b)$7.356      (b)$9.212      (b)$10.156
          Ending AUV......................   (a)N/A       (a)N/A        (a)$7.040      (a)$9.402      (a)$10.434     (a)$10.521
                                             (b)N/A       (b)N/A        (b)N/A         (b)$9.212      (b)$10.156     (b)$10.175
          Ending Number of AUs............   (a)N/A       (a)N/A        (a)274,125     (a)659,014     (a)1,284,159   (a)1,840,078
                                             (b)N/A       (b)N/A        (b)N/A         (b)3,938       (b)27,296      (b)62,878
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV...................   (a)N/A       (a)N/A        (a)$10.000     (a)$6.617      (a)$8.488      (a)$9.217
                                             (b)N/A       (b)N/A        (b)N/A         (b)$6.647      (b)$8.336      (b)$8.993
          Ending AUV......................   (a)N/A       (a)N/A        (a)$6.617      (a)$8.488      (a)$9.217      (a)$8.938
                                             (b)N/A       (b)N/A        (b)N/A         (b)$8.336      (b)$8.993      (b)$8.664
          Ending Number of AUs............   (a)N/A       (a)N/A        (a)827,242     (a)973,207     (a)1,151,162   (a)1,252,589
                                             (b)N/A       (b)N/A        (b)N/A         (b)8,684       (b)14,759      (b)14,526
---------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.550   (a)$18.764    (a)$21.243     (a)$11.513     (a)$15.380     (a)$17.680
                                             (b)N/A       (b)N/A        (b)N/A         (b)$11.371     (b)$14.860     (b)$16.968
          Ending AUV......................   (a)$18.764   (a)$21.243    (a)$11.513     (a)$15.380     (a)$17.680     (a)$16.417
                                             (b)N/A       (b)N/A        (b)N/A         (b)$14.860     (b)$16.968     (b)$15.653
          Ending Number of AUs............   (a)0         (a)530,111    (a)1,342,796   (a)1,197,904   (a)1,103,529   (a)1,015,126
                                             (b)N/A       (b)N/A        (b)N/A         (b)158         (b)157         (b)2,441
---------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO           ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07       12/31/08       12/31/09       12/31/10       12/31/11
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.581   (a)$17.792     (a)$19.469     (a)$20.211     (a)$21.345     (a)$22.288
                                             (b)N/A       (b)N/A         (b)N/A         (b)$19.136     (b)$20.589     (b)$21.358
          Ending AUV......................   (a)$17.792   (a)$19.469     (a)$20.211     (a)$21.345     (a)$22.288     (a)$23.156
                                             (b)N/A       (b)N/A         (b)N/A         (b)$20.589     (b)$21.358     (b)$22.047
          Ending Number of AUs............   (a)1,999     (a)375,686     (a)744,301     (a)1,020,141   (a)1,463,786   (a)1,689,096
                                             (b)N/A       (b)N/A         (b)N/A         (b)2,783       (b)16,170      (b)22,226
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$21.582   (a)$23.713     (a)$26.063     (a)$14.494     (a)$18.427     (a)$20.699
                                             (b)N/A       (b)N/A         (b)N/A         (b)$13.912     (b)$17.805     (b)$19.872
          Ending AUV......................   (a)$23.713   (a)$26.063     (a)$14.494     (a)$18.427     (a)$20.699     (a)$18.224
                                             (b)N/A       (b)N/A         (b)N/A         (b)$17.805     (b)$19.872     (b)$17.380
          Ending Number of AUs............   (a)1,522     (a)66,332      (a)108,573     (a)120,682     (a)164,961     (a)210,250
                                             (b)N/A       (b)N/A         (b)N/A         (b)126         (b)2,254       (b)3,607
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.147   (a)$17.248     (a)$18.012     (a)$18.463     (a)$18.913     (a)$19.507
                                             (b)N/A       (b)N/A         (b)N/A         (b)$18.200     (b)$18.315     (b)$18.769
          Ending AUV......................   (a)$17.248   (a)$18.012     (a)$18.463     (a)$18.913     (a)$19.507     (a)$20.524
                                             (b)N/A       (b)N/A         (b)N/A         (b)$18.315     (b)$18.769     (b)$19.618
          Ending Number of AUs............   (a)22,573    (a)1,701,963   (a)3,162,154   (a)4,055,134   (a)4,923,589   (a)4,819,670
                                             (b)N/A       (b)N/A         (b)N/A         (b)3,761       (b)35,290      (b)47,541
----------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$31.912   (a)$33.954     (a)$36.761     (a)$21.517     (a)$29.256     (a)$32.808
                                             (b)N/A       (b)N/A         (b)N/A         (b)$21.984     (b)$28.286     (b)$31.455
          Ending AUV......................   (a)$33.954   (a)$36.761     (a)$21.517     (a)$29.256     (a)$32.808     (a)$30.217
                                             (b)N/A       (b)N/A         (b)N/A         (b)$28.286     (b)$31.455     (b)$28.689
          Ending Number of AUs............   (a)1,435     (a)211,145     (a)459,702     (a)410,783     (a)403,540     (a)395,678
                                             (b)N/A       (b)N/A         (b)N/A         (b)5           (b)5           (b)5
----------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$29.767   (a)$31.254     (a)$34.122     (a)$19.139     (a)$24.102     (a)$26.402
                                             (b)N/A       (b)N/A         (b)N/A         (b)$18.684     (b)$23.191     (b)$25.210
          Ending AUV......................   (a)$31.254   (a)$34.122     (a)$19.139     (a)$24.102     (a)$26.402     (a)$28.103
                                             (b)N/A       (b)N/A         (b)N/A         (b)$23.191     (b)$25.210     (b)$26.659
          Ending Number of AUs............   (a)51        (a)22,237      (a)37,304      (a)36,759      (a)51,711      (a)139,097
                                             (b)N/A       (b)N/A         (b)N/A         (b)5           (b)560         (b)2,956
----------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$5.310    (a)$5.603      (a)$6.692      (a)$4.215      (a)$4.897      (a)$5.982
                                             (b)N/A       (b)N/A         (b)N/A         (b)$3.783      (b)$4.757      (b)$5.773
          Ending AUV......................   (a)$5.603    (a)$6.692      (a)$4.215      (a)$4.897      (a)$5.982      (a)$5.738
                                             (b)N/A       (b)N/A         (b)N/A         (b)$4.757      (b)$5.773      (b)$5.502
          Ending Number of AUs............   (a)20,442    (a)399,570     (a)1,699,091   (a)2,758,920   (a)4,483,760   (a)6,046,721
                                             (b)N/A       (b)N/A         (b)N/A         (b)11,719      (b)64,703      (b)108,109
----------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$20.152   (a)$20.828     (a)$20.746     (a)$13.828     (a)$19.294     (a)$21.723
                                             (b)N/A       (b)N/A         (b)N/A         (b)$15.109     (b)$18.661     (b)$20.874
          Ending AUV......................   (a)$20.828   (a)$20.746     (a)$13.828     (a)$19.294     (a)$21.723     (a)$22.255
                                             (b)N/A       (b)N/A         (b)N/A         (b)$18.661     (b)$20.874     (b)$21.247
          Ending Number of AUs............   (a)4,601     (a)82,692      (a)250,560     (a)418,967     (a)558,678     (a)632,707
                                             (b)N/A       (b)N/A         (b)N/A         (b)252         (b)21,204      (b)17,301
----------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

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--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO           ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07       12/31/08       12/31/09       12/31/10       12/31/11
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$13.160   (a)$14.413     (a)$16.333     (a)$9.714      (a)$12.325     (a)$13.137
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.244      (b)$11.939     (b)$12.643
          Ending AUV......................   (a)$14.413   (a)$16.333     (a)$9.714      (a)$12.325     (a)$13.137     (a)$11.021
                                             (b)N/A       (b)N/A         (b)N/A         (b)$11.939     (b)$12.643     (b)$10.538
          Ending Number of AUs............   (a)20,929    (a)933,916     (a)1,608,490   (a)1,523,368   (a)1,641,307   (a)1,671,433
                                             (b)N/A       (b)N/A         (b)N/A         (b)1,613       (b)25,616      (b)33,368
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$16.949   (a)$18.647     (a)$19.633     (a)$10.433     (a)$13.095     (a)$13.778
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.765      (b)$12.740     (b)$13.278
          Ending AUV......................   (a)$18.647   (a)$19.633     (a)$10.433     (a)$13.095     (a)$13.778     (a)$11.669
                                             (b)N/A       (b)N/A         (b)N/A         (b)$12.740     (b)$13.278     (b)$11.172
          Ending Number of AUs............   (a)17,676    (a)1,106,240   (a)3,103,500   (a)3,271,712   (a)3,291,170   (a)3,305,428
                                             (b)N/A       (b)N/A         (b)N/A         (b)10          (b)4,856       (b)7,452
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$9.251    (a)$9.752      (a)$11.204     (a)$5.615      (a)$9.161      (a)$10.787
                                             (b)N/A       (b)N/A         (b)N/A         (b)$6.534      (b)$8.794      (b)$10.266
          Ending AUV......................   (a)$9.752    (a)$11.204     (a)$5.615      (a)$9.161      (a)$10.787     (a)$9.946
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.794      (b)$10.266     (b)$9.324
          Ending Number of AUs............   (a)1         (a)16,925      (a)33,290      (a)88,587      (a)170,318     (a)173,206
                                             (b)N/A       (b)N/A         (b)N/A         (b)15          (b)15          (b)15
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$13.395   (a)$14.143     (a)$13.606     (a)$8.603      (a)$10.880     (a)$12.397
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.283      (b)$10.568     (b)$11.964
          Ending AUV......................   (a)$14.143   (a)$13.606     (a)$8.603      (a)$10.880     (a)$12.397     (a)$11.953
                                             (b)N/A       (b)N/A         (b)N/A         (b)$10.568     (b)$11.964     (b)$11.460
          Ending Number of AUs............   (a)5,469     (a)202,547     (a)1,280,838   (a)1,980,041   (a)3,264,194   (a)4,285,078
                                             (b)N/A       (b)N/A         (b)N/A         (b)7,524       (b)48,170      (b)95,620
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$14.522   (a)$15.400     (a)$15.551     (a)$10.383     (a)$12.692     (a)$14.024
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.652      (b)$12.300     (b)$13.503
          Ending AUV......................   (a)$15.400   (a)$15.551     (a)$10.383     (a)$12.692     (a)$14.024     (a)$13.500
                                             (b)N/A       (b)N/A         (b)N/A         (b)$12.300     (b)$13.503     (b)$12.914
          Ending Number of AUs............   (a)15,244    (a)1,204,718   (a)3,193,588   (a)3,936,986   (a)5,371,362   (a)6,153,268
                                             (b)N/A       (b)N/A         (b)N/A         (b)7,262       (b)48,777      (b)70,473
----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$13.126   (a)$13.758     (a)$14.016     (a)$8.777      (a)$10.278     (a)$11.885
                                             (b)N/A       (b)N/A         (b)N/A         (b)$8.100      (b)$9.953      (b)$11.435
          Ending AUV......................   (a)$13.758   (a)$14.016     (a)$8.777      (a)$10.278     (a)$11.885     (a)$10.994
                                             (b)N/A       (b)N/A         (b)N/A         (b)$9.953      (b)$11.435     (b)$10.509
          Ending Number of AUs............   (a)2,549     (a)1,046,984   (a)2,518,138   (a)2,907,993   (a)3,375,213   (a)3,771,464
                                             (b)N/A       (b)N/A         (b)N/A         (b)3,969       (b)20,292      (b)28,511
----------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV...................   (a)N/A       (a)N/A         (a)N/A         (a)N/A         (a)$10.758     (a)$11.455
                                             (b)N/A       (b)N/A         (b)N/A         (b)N/A         (b)$10.758     (b)$11.362
          Ending AUV......................   (a)N/A       (a)N/A         (a)N/A         (a)N/A         (a)$11.455     (a)$11.333
                                             (b)N/A       (b)N/A         (b)N/A         (b)N/A         (b)$11.362     (b)$11.169
          Ending Number of AUs............   (a)N/A       (a)N/A         (a)N/A         (a)N/A         (a)913,368     (a)1,614,996
                                             (b)N/A       (b)N/A         (b)N/A         (b)N/A         (b)28,042      (b)30,750
----------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit
* On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                   TO          ENDED         ENDED         ENDED          ENDED          ENDED
                                                12/31/06      12/31/07      12/31/08      12/31/09      12/31/10       12/31/11
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.....................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.214     (a)$11.139
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.214     (b)$10.974
          Ending AUV........................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$11.139     (a)$10.247
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.974     (b)$10.029
          Ending Number of AUs..............   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)52,618      (a)163,349
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)992         (b)12,282
---------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.....................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.301     (a)$11.134
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.301     (b)$11.016
          Ending AUV........................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$11.134     (a)$10.577
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$11.016     (b)$10.396
          Ending Number of AUs..............   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)1,706,058   (a)3,256,421
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)20,402      (b)23,233
---------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.....................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.616     (a)$11.396
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.616     (b)$11.278
          Ending AUV........................   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$11.396     (a)$11.010
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$11.278     (b)$10.826
          Ending Number of AUs..............   (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)1,275,655   (a)2,474,994
                                               (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)368         (b)5,495
---------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....................   (a)$11.112   (a)$12.058    (a)$13.463    (a)$7.827     (a)$10.052     (a)$11.594
                                               (b)N/A       (b)N/A        (b)N/A        (b)$7.753     (b)$9.742      (b)$11.164
          Ending AUV........................   (a)$12.058   (a)$13.463    (a)$7.827     (a)$10.052    (a)$11.594     (a)$11.227
                                               (b)N/A       (b)N/A        (b)N/A        (b)$9.742     (b)$11.164     (b)$10.741
          Ending Number of AUs..............   (a)1,299     (a)191,621    (a)254,802    (a)461,394    (a)946,276     (a)1,245,538
                                               (b)N/A       (b)N/A        (b)N/A        (b)4,305      (b)14,479      (b)28,721
---------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....................   (a)$22.221   (a)$23.242    (a)$25.248    (a)$16.758    (a)$20.866     (a)$22.794
                                               (b)N/A       (b)N/A        (b)N/A        (b)$16.241    (b)$20.188     (b)$21.910
          Ending AUV........................   (a)$23.242   (a)$25.248    (a)$16.758    (a)$20.866    (a)$22.794     (a)$21.966
                                               (b)N/A       (b)N/A        (b)N/A        (b)$20.188    (b)$21.910     (b)$20.977
          Ending Number of AUs..............   (a)263       (a)16,382     (a)529,587    (a)910,975    (a)1,667,431   (a)2,233,603
                                               (b)N/A       (b)N/A        (b)N/A        (b)4,169      (b)24,255      (b)34,606
---------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....................   (a)$26.567   (a)$27.772    (a)$28.439    (a)$21.787    (a)$25.360     (a)$27.416
                                               (b)N/A       (b)N/A        (b)N/A        (b)$21.399    (b)$24.529     (b)$26.245
          Ending AUV........................   (a)$27.772   (a)$28.439    (a)$21.787    (a)$25.360    (a)$27.416     (a)$27.454
                                               (b)N/A       (b)N/A        (b)N/A        (b)$24.529    (b)$26.245     (b)$26.037
          Ending Number of AUs..............   (a)4,101     (a)285,013    (a)337,724    (a)436,107    (a)572,601     (a)570,167
                                               (b)N/A       (b)N/A        (b)N/A        (b)5          (b)5           (b)1,299
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....................   (a)$10.044   (a)$10.754    (a)$12.356    (a)$6.875     (a)$9.620      (a)$11.857
                                               (b)N/A       (b)N/A        (b)N/A        (b)$7.110     (b)$9.267      (b)$11.348
          Ending AUV........................   (a)$10.754   (a)$12.356    (a)$6.875     (a)$9.620     (a)$11.857     (a)$10.958
                                               (b)N/A       (b)N/A        (b)N/A        (b)$9.267     (b)$11.348     (b)$10.419
          Ending Number of AUs..............   (a)435       (a)260,004    (a)523,565    (a)559,828    (a)973,025     (a)1,371,046
                                               (b)N/A       (b)N/A        (b)N/A        (b)2,184      (b)36,835      (b)49,084
---------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              INCEPTION   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                 TO          ENDED          ENDED          ENDED          ENDED          ENDED
                                              12/31/06      12/31/07      12/31/08       12/31/09       12/31/10       12/31/11
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$42.399   (a)$47.983    (a)$66.094     (a)$32.598     (a)$50.623     (a)$57.792
                                             (b)N/A       (b)N/A        (b)N/A         (b)$37.718     (b)$48.964     (b)$55.535
          Ending AUV......................   (a)$47.983   (a)$66.094    (a)$32.598     (a)$50.623     (a)$57.792     (a)$45.273
                                             (b)N/A       (b)N/A        (b)N/A         (b)$48.964     (b)$55.535     (b)$43.223
          Ending Number of AUs............   (a)1,444     (a)165,865    (a)302,208     (a)286,231     (a)293,383     (a)339,347
                                             (b)N/A       (b)N/A        (b)N/A         (b)1,934       (b)3,226       (b)8,788
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$28.527   (a)$31.207    (a)$26.262     (a)$14.476     (a)$18.458     (a)$21.742
                                             (b)N/A       (b)N/A        (b)N/A         (b)$12.455     (b)$17.891     (b)$20.938
          Ending AUV......................   (a)$31.207   (a)$26.262    (a)$14.476     (a)$18.458     (a)$21.742     (a)$23.102
                                             (b)N/A       (b)N/A        (b)N/A         (b)$17.891     (b)$20.938     (b)$22.103
          Ending Number of AUs............   (a)7,986     (a)403,031    (a)1,138,871   (a)1,392,560   (a)1,807,530   (a)1,928,006
                                             (b)N/A       (b)N/A        (b)N/A         (b)3,552       (b)22,496      (b)31,842
---------------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV...................   (a)N/A       (a)N/A        (a)N/A         (a)N/A         (a)$11.304     (a)$11.400
                                             (b)N/A       (b)N/A        (b)N/A         (b)N/A         (b)$11.304     (b)$11.323
          Ending AUV......................   (a)N/A       (a)N/A        (a)N/A         (a)N/A         (a)$11.400     (a)$11.901
                                             (b)N/A       (b)N/A        (b)N/A         (b)N/A         (b)$11.323     (b)$11.745
          Ending Number of AUs............   (a)N/A       (a)N/A        (a)N/A         (a)N/A         (a)2,376,510   (a)4,128,226
                                             (b)N/A       (b)N/A        (b)N/A         (b)N/A         (b)61,809      (b)79,037
---------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$9.359    (a)$10.117    (a)$9.283      (a)$6.043      (a)$7.836      (a)$9.761
                                             (b)N/A       (b)N/A        (b)N/A         (b)$5.771      (b)$7.678      (b)$9.503
          Ending AUV......................   (a)$10.117   (a)$9.283     (a)$6.043      (a)$7.836      (a)$9.761      (a)$9.281
                                             (b)N/A       (b)N/A        (b)N/A         (b)$7.678      (b)$9.503      (b)$8.977
          Ending Number of AUs............   (a)11,274    (a)899,895    (a)2,075,625   (a)2,456,196   (a)3,467,338   (a)4,325,591
                                             (b)N/A       (b)N/A        (b)N/A         (b)6,244       (b)62,011      (b)58,909
---------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$17.114   (a)$18.363    (a)$18.366     (a)$11.728     (a)$16.419     (a)$20.299
                                             (b)N/A       (b)N/A        (b)N/A         (b)$11.683     (b)$15.907     (b)$19.539
          Ending AUV......................   (a)$18.363   (a)$18.366    (a)$11.728     (a)$16.419     (a)$20.299     (a)$18.349
                                             (b)N/A       (b)N/A        (b)N/A         (b)$15.907     (b)$19.539     (b)$17.548
          Ending Number of AUs............   (a)11,671    (a)895,741    (a)2,526,691   (a)2,856,977   (a)3,737,158   (a)4,700,592
                                             (b)N/A       (b)N/A        (b)N/A         (b)6,239       (b)34,770      (b)64,603
---------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC ALLOCATION EQUITY VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$11.169   (a)$11.947    (a)$12.011     (a)$7.308      (a)$9.014      (a)$10.208
                                             (b)N/A       (b)N/A        (b)N/A         (b)$6.877      (b)$8.697      (b)$9.759
          Ending AUV......................   (a)$11.947   (a)$12.011    (a)$7.308      (a)$9.014      (a)$10.208     (a)$9.318
                                             (b)N/A       (b)N/A        (b)N/A         (b)$8.697      (b)$9.759      (b)$8.827
          Ending Number of AUs............   (a)3         (a)25,839     (a)26,754      (a)26,027      (a)27,638      (a)25,136
                                             (b)N/A       (b)N/A        (b)N/A         (b)29          (b)29          (b)29
---------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL SELECT EQUITY VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV...................   (a)$11.691   (a)$12.529    (a)$11.616     (a)$7.159      (a)$8.354      (a)$9.210
                                             (b)N/A       (b)N/A        (b)N/A         (b)$6.523      (b)$8.053      (b)$8.776
          Ending AUV......................   (a)$12.529   (a)$11.616    (a)$7.159      (a)$8.354      (a)$9.210      (a)$8.705
                                             (b)N/A       (b)N/A        (b)N/A         (b)$8.053      (b)$8.776      (b)$8.203
          Ending Number of AUs............   (a)3         (a)8,652      (a)8,370       (a)1,956       (a)6           (a)5
                                             (b)N/A       (b)N/A        (b)N/A         (b)31          (b)31          (b)30
---------------------------------------------------------------------------------------------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW
                                YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               INCEPTION   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                                  TO          ENDED         ENDED          ENDED          ENDED          ENDED
                                               12/31/06      12/31/07      12/31/08      12/31/09       12/31/10       12/31/11
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV....................   (a)$11.728   (a)$12.731    (a)$14.221    (a)$9.284      (a)$13.124     (a)$15.025
                                              (b)N/A       (b)N/A        (b)N/A        (b)$10.097     (b)$12.854     (b)$14.599
          Ending AUV.......................   (a)$12.731   (a)$14.221    (a)$9.284     (a)$13.124     (a)$15.025     (a)$14.276
                                              (b)N/A       (b)N/A        (b)N/A        (b)$12.854     (b)$14.599     (b)$13.782
          Ending Number of AUs.............   (a)3         (a)85,654     (a)142,173    (a)150,167     (a)153,213     (a)137,929
                                              (b)N/A       (b)N/A        (b)N/A        (b)20          (b)20          (b)20
---------------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV....................   (a)$10.158   (a)$10.202    (a)$10.698    (a)$10.893     (a)$11.647     (a)$12.357
                                              (b)N/A       (b)N/A        (b)N/A        (b)$10.678     (b)$11.217     (b)$11.817
          Ending AUV.......................   (a)$10.202   (a)$10.698    (a)$10.893    (a)$11.647     (a)$12.357     (a)$12.913
                                              (b)N/A       (b)N/A        (b)N/A        (b)$11.217     (b)$11.817     (b)$12.304
          Ending Number of AUs.............   (a)3         (a)86,943     (a)99,293     (a)110,978     (a)131,460     (a)93,367
                                              (b)N/A       (b)N/A        (b)N/A        (b)19          (b)19          (b)19
---------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV....................   (a)N/A       (a)$11.828    (a)$12.615    (a)$7.758      (a)$9.708      (a)$11.108
                                              (b)N/A       (b)N/A        (b)N/A        (b)$7.265      (b)$9.181      (b)$10.400
          Ending AUV.......................   (a)N/A       (a)$12.615    (a)$7.758     (a)$9.708      (a)$11.108     (a)$10.708
                                              (b)N/A       (b)N/A        (b)N/A        (b)$9.181      (b)$10.400     (b)$9.915
          Ending Number of AUs.............   (a)N/A       (a)63,329     (a)37,878     (a)36,871      (a)34,717      (a)23,502
                                              (b)N/A       (b)N/A        (b)N/A        (b)14          (b)13          (b)12
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV....................   (a)$2.301    (a)$2.373     (a)$2.842     (a)$1.364      (a)$2.016      (a)$2.382
                                              (b)N/A       (b)N/A        (b)N/A        (b)$1.422      (b)$1.941      (b)$2.275
          Ending AUV.......................   (a)$2.373    (a)$2.842     (a)$1.364     (a)$2.016      (a)$2.382      (a)$2.214
                                              (b)N/A       (b)N/A        (b)N/A        (b)$1.941      (b)$2.275      (b)$2.100
          Ending Number of AUs.............   (a)4         (a)333,150    (a)488,265    (a)589,698     (a)829,118     (a)1,122,216
                                              (b)N/A       (b)N/A        (b)N/A        (b)70          (b)70          (b)758
---------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV....................   (a)$13.686   (a)$15.021    (a)$17.850    (a)$10.971     (a)$14.235     (a)$15.885
                                              (b)N/A       (b)N/A        (b)N/A        (b)$10.918     (b)$13.918     (b)$15.418
          Ending AUV.......................   (a)$15.021   (a)$17.850    (a)$10.971    (a)$14.235     (a)$15.885     (a)$16.584
                                              (b)N/A       (b)N/A        (b)N/A        (b)$13.918     (b)$15.418     (b)$15.989
          Ending Number of AUs.............   (a)576       (a)53,314     (a)78,037     (a)90,016      (a)121,817     (a)145,450
                                              (b)N/A       (b)N/A        (b)N/A        (b)9           (b)1,258       (b)1,258
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV....................   (a)$20.363   (a)$21.174    (a)$21.958    (a)$22.667     (a)$24.850     (a)$25.962
                                              (b)N/A       (b)N/A        (b)N/A        (b)$23.138     (b)$24.164     (b)$25.081
          Ending AUV.......................   (a)$21.174   (a)$21.958    (a)$22.667    (a)$24.850     (a)$25.962     (a)$27.131
                                              (b)N/A       (b)N/A        (b)N/A        (b)$24.164     (b)$25.081     (b)$26.041
          Ending Number of AUs.............   (a)0         (a)20,093     (a)917,171    (a)2,150,941   (a)4,204,015   (a)5,223,327
                                              (b)N/A       (b)N/A        (b)N/A        (b)9,305       (b)60,263      (b)82,466
---------------------------------------------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$15.910     (a)$17.353    (a)$16.976    (a)$7.892     (a)$10.892    (a)$12.966
                                            (b)$15.748     (b)$17.165    (b)$16.750    (b)$7.768     (b)$10.694    (b)$12.698
          Ending AUV.....................   (a)$17.353     (a)$16.976    (a)$7.892     (a)$10.892    (a)$12.966    (a)$12.486
                                            (b)$17.165     (b)$16.750    (b)$7.768     (b)$10.694    (b)$12.698    (b)$12.198
          Ending Number of AUs...........   (a)1,895       (a)14,953     (a)16,670     (a)21,458     (a)45,976     (a)63,413
                                            (b)0           (b)1,945      (b)2,360      (b)2,747      (b)4,242      (b)3,704
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$31.497     (a)$32.629    (a)$36.738    (a)$21.389    (a)$29.638    (a)$32.099
                                            (b)$31.153     (b)$32.252    (b)$36.224    (b)$21.037    (b)$29.077    (b)$31.413
          Ending AUV.....................   (a)$32.629     (a)$36.738    (a)$21.389    (a)$29.638    (a)$32.099    (a)$30.810
                                            (b)$32.252     (b)$36.224    (b)$21.037    (b)$29.077    (b)$31.413    (b)$30.076
          Ending Number of AUs...........   (a)640         (a)18,387     (a)19,917     (a)16,708     (a)17,936     (a)15,469
                                            (b)218         (b)8,485      (b)11,037     (b)10,160     (b)8,936      (b)7,238
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.000     (a)$10.534    (a)$11.019    (a)$7.614     (a)$9.254     (a)$10.208
                                            (b)$10.000     (b)$10.529    (b)$10.988    (b)$7.574     (b)$9.182     (b)$10.103
          Ending AUV.....................   (a)$10.534     (a)$11.019    (a)$7.614     (a)$9.254     (a)$10.208    (a)$10.153
                                            (b)$10.529     (b)$10.988    (b)$7.574     (b)$9.182     (b)$10.103    (b)$10.023
          Ending Number of AUs...........   (a)599         (a)41,210     (a)66,652     (a)82,910     (a)97,533     (a)181,615
                                            (b)0           (b)8,253      (b)28,674     (b)59,932     (b)69,472     (b)70,563
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.000     (a)$10.768    (a)$12.137    (a)$7.337     (a)$10.244    (a)$11.240
                                            (b)$10.000     (b)$10.764    (b)$12.101    (b)$7.297     (b)$10.163    (b)$11.123
          Ending AUV.....................   (a)$10.768     (a)$12.137    (a)$7.337     (a)$10.244    (a)$11.240    (a)$10.058
                                            (b)$10.764     (b)$12.101    (b)$7.297     (b)$10.163    (b)$11.123    (b)$9.929
          Ending Number of AUs...........   (a)1,990       (a)48,691     (a)111,465    (a)127,091    (a)183,298    (a)258,200
                                            (b)279         (b)59,309     (b)151,960    (b)162,283    (b)279,506    (b)361,270
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.000     (a)$10.537    (a)$10.859    (a)$6.625     (a)$8.535     (a)$9.337
                                            (b)$10.000     (b)$10.531    (b)$10.826    (b)$6.589     (b)$8.467     (b)$9.239
          Ending AUV.....................   (a)$10.537     (a)$10.859    (a)$6.625     (a)$8.535     (a)$9.337     (a)$9.000
                                            (b)$10.531     (b)$10.826    (b)$6.589     (b)$8.467     (b)$9.239     (b)$8.883
          Ending Number of AUs...........   (a)733         (a)76,476     (a)174,396    (a)184,330    (a)188,775    (a)195,130
                                            (b)238         (b)50,803     (b)158,244    (b)177,348    (b)197,725    (b)219,559
------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.000     (a)$10.656    (a)$11.748    (a)$6.458     (a)$8.838     (a)$10.300
                                            (b)$10.000     (b)$10.651    (b)$11.713    (b)$6.423     (b)$8.768     (b)$10.192
          Ending AUV.....................   (a)$10.656     (a)$11.748    (a)$6.458     (a)$8.838     (a)$10.300    (a)$9.680
                                            (b)$10.651     (b)$11.713    (b)$6.423     (b)$8.768     (b)$10.192    (b)$9.555
          Ending Number of AUs...........   (a)788         (a)45,341     (a)134,312    (a)142,843    (a)171,351    (a)195,790
                                            (b)0           (b)24,615     (b)161,522    (b)170,529    (b)203,429    (b)243,152
------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$23.880     (a)$24.966    (a)$26.599    (a)$20.109    (a)$24.162    (a)$27.027
                                            (b)$23.860     (b)$24.934    (b)$26.499    (b)$19.984    (b)$23.952    (b)$26.725
          Ending AUV.....................   (a)$24.966     (a)$26.599    (a)$20.109    (a)$24.162    (a)$27.027    (a)$26.799
                                            (b)$24.934     (b)$26.499    (b)$19.984    (b)$23.952    (b)$26.725    (b)$26.433
          Ending Number of AUs...........   (a)14          (a)1,737      (a)2,857      (a)2,843      (a)2,768      (a)2,106
                                            (b)0           (b)636        (b)842        (b)655        (b)228        (b)225
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$15.502     (a)$16.185    (a)$16.762    (a)$12.208    (a)$14.876    (a)$16.345
                                            (b)$15.335     (b)$16.001    (b)$16.529    (b)$12.009    (b)$14.597    (b)$15.998
          Ending AUV.....................   (a)$16.185     (a)$16.762    (a)$12.208    (a)$14.876    (a)$16.345    (a)$16.424
                                            (b)$16.001     (b)$16.529    (b)$12.009    (b)$14.597    (b)$15.998    (b)$16.034
          Ending Number of AUs...........   (a)22          (a)22         (a)545        (a)544        (a)539        (a)532
                                            (b)0           (b)13,332     (b)0          (b)433        (b)2,815      (b)4,431
------------------------------------------------------------------------------------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$10.048    (a)$10.668    (a)$7.732     (a)$9.414     (a)$10.509
                                            (b)N/A         (b)$9.904     (b)$10.492    (b)$7.584     (b)$9.213     (b)$10.257
          Ending AUV.....................   (a)N/A         (a)$10.668    (a)$7.732     (a)$9.414     (a)$10.509    (a)$10.426
                                            (b)N/A         (b)$10.492    (b)$7.584     (b)$9.213     (b)$10.257    (b)$10.151
          Ending Number of AUs...........   (a)N/A         (a)9,379      (a)15,440     (a)36,654     (a)35,638     (a)33,503
                                            (b)N/A         (b)215,285    (b)271,134    (b)358,934    (b)325,831    (b)304,842
------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$6.048      (a)$6.292     (a)$7.051     (a)$4.225     (a)$5.681     (a)$6.279
                                            (b)$5.975      (b)$6.213     (b)$6.944     (b)$4.151     (b)$5.567     (b)$6.138
          Ending AUV.....................   (a)$6.292      (a)$7.051     (a)$4.225     (a)$5.681     (a)$6.279     (a)$5.824
                                            (b)$6.213      (b)$6.944     (b)$4.151     (b)$5.567     (b)$6.138     (b)$5.679
          Ending Number of AUs...........   (a)5,185       (a)20,370     (a)38,878     (a)39,064     (a)69,303     (a)93,801
                                            (b)0           (b)10,242     (b)31,852     (b)18,711     (b)62,231     (b)91,934
------------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$40.687     (a)$43.161    (a)$54.156    (a)$31.735    (a)$42.640    (a)$51.414
                                            (b)$40.268     (b)$42.691    (b)$53.432    (b)$31.233    (b)$41.860    (b)$50.348
          Ending AUV.....................   (a)$43.161     (a)$54.156    (a)$31.735    (a)$42.640    (a)$51.414    (a)$46.952
                                            (b)$42.691     (b)$53.432    (b)$31.233    (b)$41.860    (b)$50.348    (b)$45.863
          Ending Number of AUs...........   (a)383         (a)10,722     (a)23,075     (a)23,527     (a)26,494     (a)29,778
                                            (b)70          (b)5,238      (b)19,149     (b)20,756     (b)26,807     (b)34,521
------------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$7.637      (a)$8.061     (a)$8.993     (a)$4.845     (a)$6.831     (a)$7.330
                                            (b)$7.623      (b)$8.043     (b)$8.951     (b)$4.810     (b)$6.764     (b)$7.241
          Ending AUV.....................   (a)$8.061      (a)$8.993     (a)$4.845     (a)$6.831     (a)$7.330     (a)$7.107
                                            (b)$8.043      (b)$8.951     (b)$4.810     (b)$6.764     (b)$7.241     (b)$7.003
          Ending Number of AUs...........   (a)45          (a)34,533     (a)82,421     (a)74,018     (a)73,570     (a)62,629
                                            (b)0           (b)37,618     (b)76,206     (b)69,967     (b)69,198     (b)61,718
------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$13.139     (a)$13.243    (a)$13.597    (a)$13.516    (a)$13.286    (a)$13.022
                                            (b)$12.982     (b)$13.076    (b)$13.392    (b)$13.280    (b)$13.020    (b)$12.730
          Ending AUV.....................   (a)$13.243     (a)$13.597    (a)$13.516    (a)$13.286    (a)$13.022    (a)$12.758
                                            (b)$13.076     (b)$13.392    (b)$13.280    (b)$13.020    (b)$12.730    (b)$12.441
          Ending Number of AUs...........   (a)26          (a)2,290      (a)49,172     (a)67,162     (a)59,691     (a)58,826
                                            (b)0           (b)18,202     (b)17,564     (b)68,911     (b)15,358     (b)19,078
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP - HIGH INCOME FUND - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$15.228     (a)$15.946    (a)$15.994    (a)$11.850    (a)$16.824    (a)$18.552
                                            (b)$15.029     (b)$15.727    (b)$15.736    (b)$11.629    (b)$16.470    (b)$18.115
          Ending AUV.....................   (a)$15.946     (a)$15.994    (a)$11.850    (a)$16.824    (a)$18.552    (a)$19.472
                                            (b)$15.727     (b)$15.736    (b)$11.629    (b)$16.470    (b)$18.115    (b)$18.967
          Ending Number of AUs...........   (a)22          (a)1,708      (a)4,723      (a)5,469      (a)5,530      (a)571
                                            (b)0           (b)0          (b)0          (b)151        (b)1,047      (b)1,616
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP - MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.981     (a)$11.921    (a)$13.334    (a)$7.709     (a)$9.770     (a)$11.423
                                            (b)$10.827     (b)$11.747    (b)$13.107    (b)$7.558     (b)$9.555     (b)$11.144
          Ending AUV.....................   (a)$11.921     (a)$13.334    (a)$7.709     (a)$9.770     (a)$11.423    (a)$10.957
                                            (b)$11.747     (b)$13.107    (b)$7.558     (b)$9.555     (b)$11.144    (b)$10.663
          Ending Number of AUs...........   (a)31          (a)3,899      (a)8,811      (a)8,635      (a)9,473      (a)9,844
                                            (b)0           (b)49         (b)1,263      (b)1,835      (b)1,758      (b)3,282
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE BALANCED PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$10.000    (a)$10.557    (a)$8.379     (a)$9.963     (a)$10.963
                                            (b)N/A         (b)$10.000    (b)$10.538    (b)$8.343     (b)$9.894     (b)$10.861
          Ending AUV.....................   (a)N/A         (a)$10.557    (a)$8.379     (a)$9.963     (a)$10.963    (a)$11.010
                                            (b)N/A         (b)$10.538    (b)$8.343     (b)$9.894     (b)$10.861    (b)$10.881
          Ending Number of AUs...........   (a)N/A         (a)0          (a)0          (a)0          (a)0          (a)0
                                            (b)N/A         (b)3,250      (b)2,946      (b)2,900      (b)2,853      (b)625
------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$10.695    (a)$11.394    (a)$7.485     (a)$9.242     (a)$10.460
                                            (b)N/A         (b)$10.559    (b)$11.224    (b)$7.355     (b)$9.058     (b)$10.227
          Ending AUV.....................   (a)N/A         (a)$11.394    (a)$7.485     (a)$9.242     (a)$10.460    (a)$10.238
                                            (b)N/A         (b)$11.224    (b)$7.355     (b)$9.058     (b)$10.227    (b)$9.984
          Ending Number of AUs...........   (a)N/A         (a)0          (a)0          (a)0          (a)0          (a)0
                                            (b)N/A         (b)0          (b)0          (b)0          (b)0          (b)0
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.455     (a)$17.675    (a)$18.316    (a)$16.594    (a)$21.354    (a)$23.280
                                            (b)$17.291     (b)$17.498    (b)$18.087    (b)$16.346    (b)$20.982    (b)$22.817
          Ending AUV.....................   (a)$17.675     (a)$18.316    (a)$16.594    (a)$21.354    (a)$23.280    (a)$24.338
                                            (b)$17.498     (b)$18.087    (b)$16.346    (b)$20.982    (b)$22.817    (b)$23.795
          Ending Number of AUs...........   (a)485         (a)55,308     (a)98,523     (a)107,463    (a)133,632    (a)138,372
                                            (b)172         (b)55,855     (b)109,471    (b)124,922    (b)155,646    (b)159,678
------------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$35.890     (a)$38.538    (a)$40.004    (a)$24.304    (a)$31.879    (a)$35.135
                                            (b)$35.500     (b)$38.095    (b)$39.445    (b)$23.905    (b)$31.277    (b)$34.385
          Ending AUV.....................   (a)$38.538     (a)$40.004    (a)$24.304    (a)$31.879    (a)$35.135    (a)$33.058
                                            (b)$38.095     (b)$39.445    (b)$23.905    (b)$31.277    (b)$34.385    (b)$32.272
          Ending Number of AUs...........   (a)1,553       (a)24,153     (a)49,030     (a)53,739     (a)62,750     (a)61,767
                                            (b)132         (b)12,964     (b)38,973     (b)43,077     (b)56,267     (b)66,220
------------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$12.143     (a)$12.916    (a)$12.444    (a)$8.974     (a)$10.593    (a)$12.149
                                            (b)$12.026     (b)$12.783    (b)$12.284    (b)$8.837     (b)$10.406    (b)$11.904
          Ending AUV.....................   (a)$12.916     (a)$12.444    (a)$8.974     (a)$10.593    (a)$12.149    (a)$13.450
                                            (b)$12.783     (b)$12.284    (b)$8.837     (b)$10.406    (b)$11.904    (b)$13.146
          Ending Number of AUs...........   (a)28          (a)15,272     (a)18,040     (a)17,065     (a)20,680     (a)24,361
                                            (b)0           (b)3,549      (b)7,655      (b)7,159      (b)6,623      (b)12,449
------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$16.243     (a)$18.981    (a)$26.368    (a)$11.238    (a)$19.504    (a)$22.710
                                            (b)$16.075     (b)$18.773    (b)$26.014    (b)$11.059    (b)$19.147    (b)$22.238
          Ending AUV.....................   (a)$18.981     (a)$26.368    (a)$11.238    (a)$19.504    (a)$22.710    (a)$16.491
                                            (b)$18.773     (b)$26.014    (b)$11.059    (b)$19.147    (b)$22.238    (b)$16.108
          Ending Number of AUs...........   (a)1,684       (a)37,274     (a)66,426     (a)54,967     (a)60,595     (a)72,064
                                            (b)107         (b)28,888     (b)78,145     (b)65,885     (b)82,736     (b)100,720
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$10.000    (a)$10.247    (a)$6.649     (a)$7.842     (a)$8.950
                                            (b)N/A         (b)$10.000    (b)$10.229    (b)$6.621     (b)$7.790     (b)$8.867
          Ending AUV.....................   (a)N/A         (a)$10.247    (a)$6.649     (a)$7.842     (a)$8.950     (a)$9.270
                                            (b)N/A         (b)$10.229    (b)$6.621     (b)$7.790     (b)$8.867     (b)$9.162
          Ending Number of AUs...........   (a)N/A         (a)0          (a)0          (a)0          (a)0          (a)0
                                            (b)N/A         (b)0          (b)0          (b)0          (b)0          (b)0
------------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$19.149     (a)$20.603    (a)$20.262    (a)$12.248    (a)$15.895    (a)$18.285
                                            (b)$18.945     (b)$20.371    (b)$19.984    (b)$12.050    (b)$15.599    (b)$17.899
          Ending AUV.....................   (a)$20.603     (a)$20.262    (a)$12.248    (a)$15.895    (a)$18.285    (a)$17.945
                                            (b)$20.371     (b)$19.984    (b)$12.050    (b)$15.599    (b)$17.899    (b)$17.523
          Ending Number of AUs...........   (a)18          (a)3,106      (a)3,009      (a)3,220      (a)3,221      (a)3,000
                                            (b)0           (b)2,522      (b)2,622      (b)2,332      (b)856        (b)472
------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$10.000    (a)$10.449    (a)$8.848     (a)$10.424    (a)$11.320
                                            (b)N/A         (b)$10.000    (b)$10.398    (b)$8.809     (b)$10.353    (b)$11.215
          Ending AUV.....................   (a)N/A         (a)$10.449    (a)$8.848     (a)$10.424    (a)$11.320    (a)$11.499
                                            (b)N/A         (b)$10.398    (b)$8.809     (b)$10.353    (b)$11.215    (b)$11.364
          Ending Number of AUs...........   (a)N/A         (a)0          (a)0          (a)0          (a)0          (a)0
                                            (b)N/A         (b)0          (b)15,860     (b)15,847     (b)16,391     (b)16,380
------------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.992     (a)$19.918    (a)$22.377    (a)$12.999    (a)$16.636    (a)$16.865
                                            (b)$17.792     (b)$19.684    (b)$22.059    (b)$12.782    (b)$16.317    (b)$16.501
          Ending AUV.....................   (a)$19.918     (a)$22.377    (a)$12.999    (a)$16.636    (a)$16.865    (a)$14.641
                                            (b)$19.684     (b)$22.059    (b)$12.782    (b)$16.317    (b)$16.501    (b)$14.290
          Ending Number of AUs...........   (a)315         (a)15,235     (a)63,294     (a)85,238     (a)124,269    (a)169,288
                                            (b)0           (b)15,158     (b)75,348     (b)93,540     (b)171,411    (b)241,666
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)$10.000    (a)$7.040     (a)$9.402     (a)$10.434
                                            (b)N/A         (b)N/A        (b)$10.000    (b)$7.024     (b)$9.358     (b)$10.358
          Ending AUV.....................   (a)N/A         (a)N/A        (a)$7.040     (a)$9.402     (a)$10.434    (a)$10.521
                                            (b)N/A         (b)N/A        (b)$7.024     (b)$9.358     (b)$10.358    (b)$10.419
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)2,984      (a)16,691     (a)31,602     (a)69,031
                                            (b)N/A         (b)N/A        (b)6,478      (b)19,609     (b)56,779     (b)90,427
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)$10.000    (a)$6.617     (a)$8.488     (a)$9.217
                                            (b)N/A         (b)N/A        (b)$10.000    (b)$6.605     (b)$8.452     (b)$9.155
          Ending AUV.....................   (a)N/A         (a)N/A        (a)$6.617     (a)$8.488     (a)$9.217     (a)$8.938
                                            (b)N/A         (b)N/A        (b)$6.605     (b)$8.452     (b)$9.155     (b)$8.856
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)47,581     (a)46,670     (a)50,040     (a)46,106
                                            (b)N/A         (b)N/A        (b)14,973     (b)54,399     (b)49,096     (b)49,564
------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.550     (a)$18.764    (a)$21.243    (a)$11.513    (a)$15.380    (a)$17.680
                                            (b)$17.349     (b)$18.539    (b)$20.935    (b)$11.317    (b)$15.081    (b)$17.293
          Ending AUV.....................   (a)$18.764     (a)$21.243    (a)$11.513    (a)$15.380    (a)$17.680    (a)$16.417
                                            (b)$18.539     (b)$20.935    (b)$11.317    (b)$15.081    (b)$17.293    (b)$16.018
          Ending Number of AUs...........   (a)19          (a)25,050     (a)60,346     (a)56,812     (a)52,108     (a)45,995
                                            (b)0           (b)28,629     (b)57,177     (b)55,240     (b)52,142     (b)49,421
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.581     (a)$17.792    (a)$19.469    (a)$20.211    (a)$21.345    (a)$22.288
                                            (b)$17.332     (b)$17.529    (b)$19.133    (b)$19.813    (b)$20.872    (b)$21.739
          Ending AUV.....................   (a)$17.792     (a)$19.469    (a)$20.211    (a)$21.345    (a)$22.288    (a)$23.156
                                            (b)$17.529     (b)$19.133    (b)$19.813    (b)$20.872    (b)$21.739    (b)$22.530
          Ending Number of AUs...........   (a)19          (a)7,864      (a)16,655     (a)24,951     (a)47,586     (a)55,864
                                            (b)0           (b)6,297      (b)18,913     (b)29,960     (b)50,762     (b)55,374
------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$21.582     (a)$23.713    (a)$26.063    (a)$14.494    (a)$18.427    (a)$20.699
                                            (b)$21.273     (b)$23.360    (b)$25.610    (b)$14.207    (b)$18.016    (b)$20.188
          Ending AUV.....................   (a)$23.713     (a)$26.063    (a)$14.494    (a)$18.427    (a)$20.699    (a)$18.224
                                            (b)$23.360     (b)$25.610    (b)$14.207    (b)$18.016    (b)$20.188    (b)$17.729
          Ending Number of AUs...........   (a)16          (a)9,031      (a)16,203     (a)19,880     (a)24,201     (a)10,030
                                            (b)0           (b)2,295      (b)7,221      (b)8,773      (b)15,254     (b)15,991
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.147     (a)$17.248    (a)$18.012    (a)$18.463    (a)$18.913    (a)$19.507
                                            (b)$16.961     (b)$17.050    (b)$17.760    (b)$18.160    (b)$18.556    (b)$19.091
          Ending AUV.....................   (a)$17.248     (a)$18.012    (a)$18.463    (a)$18.913    (a)$19.507    (a)$20.524
                                            (b)$17.050     (b)$17.760    (b)$18.160    (b)$18.556    (b)$19.091    (b)$20.036
          Ending Number of AUs...........   (a)656         (a)72,484     (a)109,570    (a)150,762    (a)169,589    (a)167,655
                                            (b)235         (b)76,504     (b)119,443    (b)159,796    (b)196,686    (b)198,860
------------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$31.912     (a)$33.954    (a)$36.761    (a)$21.517    (a)$29.256    (a)$32.808
                                            (b)$31.558     (b)$33.557    (b)$36.240    (b)$21.159    (b)$28.698    (b)$32.102
          Ending AUV.....................   (a)$33.954     (a)$36.761    (a)$21.517    (a)$29.256    (a)$32.808    (a)$30.217
                                            (b)$33.557     (b)$36.240    (b)$21.159    (b)$28.698    (b)$32.102    (b)$29.492
          Ending Number of AUs...........   (a)11          (a)8,440      (a)19,350     (a)18,062     (a)17,040     (a)15,494
                                            (b)0           (b)14,553     (b)23,329     (b)20,156     (b)18,917     (b)17,686
------------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$29.767     (a)$31.254    (a)$34.122    (a)$19.139    (a)$24.102    (a)$26.402
                                            (b)$29.437     (b)$30.888    (b)$33.637    (b)$18.820    (b)$23.641    (b)$25.833
          Ending AUV.....................   (a)$31.254     (a)$34.122    (a)$19.139    (a)$24.102    (a)$26.402    (a)$28.103
                                            (b)$30.888     (b)$33.637    (b)$18.820    (b)$23.641    (b)$25.833    (b)$27.428
          Ending Number of AUs...........   (a)11          (a)2,257      (a)6,417      (a)6,199      (a)6,342      (a)2,096
                                            (b)0           (b)333        (b)1,376      (b)265        (b)265        (b)1,643
------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$5.310      (a)$5.603     (a)$6.692     (a)$4.215     (a)$4.897     (a)$5.982
                                            (b)$5.259      (b)$5.545     (b)$6.606     (b)$4.151     (b)$4.811     (b)$5.861
          Ending AUV.....................   (a)$5.603      (a)$6.692     (a)$4.215     (a)$4.897     (a)$5.982     (a)$5.738
                                            (b)$5.545      (b)$6.606     (b)$4.151     (b)$4.811     (b)$5.861     (b)$5.608
          Ending Number of AUs...........   (a)890         (a)38,422     (a)91,175     (a)122,330    (a)148,117    (a)190,249
                                            (b)271         (b)13,310     (b)89,893     (b)129,440    (b)201,095    (b)256,157
------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$20.152     (a)$20.828    (a)$20.746    (a)$13.828    (a)$19.295    (a)$21.723
                                            (b)$19.924     (b)$20.579    (b)$20.447    (b)$13.594    (b)$18.921    (b)$21.250
          Ending AUV.....................   (a)$20.828     (a)$20.746    (a)$13.828    (a)$19.295    (a)$21.723    (a)$22.255
                                            (b)$20.579     (b)$20.447    (b)$13.594    (b)$18.921    (b)$21.250    (b)$21.716
          Ending Number of AUs...........   (a)17          (a)604        (a)10,263     (a)13,287     (a)16,469     (a)16,251
                                            (b)0           (b)2,355      (b)9,365      (b)13,126     (b)16,833     (b)18,022
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

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         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE
 (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$13.160     (a)$14.413    (a)$16.333    (a)$9.714     (a)$12.324    (a)$13.137
                                            (b)$13.013     (b)$14.243    (b)$16.101    (b)$9.551     (b)$12.089    (b)$12.853
          Ending AUV.....................   (a)$14.413     (a)$16.333    (a)$9.714     (a)$12.324    (a)$13.137    (a)$11.021
                                            (b)$14.243     (b)$16.101    (b)$9.551     (b)$12.089    (b)$12.853    (b)$10.756
          Ending Number of AUs...........   (a)2,858       (a)65,553     (a)105,107    (a)101,097    (a)96,460     (a)95,145
                                            (b)282         (b)37,074     (b)77,379     (b)77,691     (b)82,092     (b)83,966
------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$16.949     (a)$18.647    (a)$19.633    (a)$10.433    (a)$13.095    (a)$13.778
                                            (b)$16.824     (b)$18.498    (b)$19.427    (b)$10.298    (b)$12.893    (b)$13.532
          Ending AUV.....................   (a)$18.647     (a)$19.633    (a)$10.433    (a)$13.095    (a)$13.778    (a)$11.669
                                            (b)$18.498     (b)$19.427    (b)$10.298    (b)$12.893    (b)$13.532    (b)$11.432
          Ending Number of AUs...........   (a)1,466       (a)61,681     (a)146,579    (a)155,470    (a)159,389    (a)160,739
                                            (b)271         (b)55,242     (b)141,073    (b)155,067    (b)155,726    (b)162,521
------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES*
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$9.251      (a)$9.752     (a)$11.204    (a)$5.615     (a)$9.161     (a)$10.787
                                            (b)$9.150      (b)$9.640     (b)$11.048    (b)$5.523     (b)$8.988     (b)$10.558
          Ending AUV.....................   (a)$9.752      (a)$11.204    (a)$5.615     (a)$9.161     (a)$10.787    (a)$9.946
                                            (b)$9.640      (b)$11.048    (b)$5.523     (b)$8.988     (b)$10.558    (b)$9.710
          Ending Number of AUs...........   (a)37          (a)37         (a)2,897      (a)2,660      (a)9,908      (a)9,711
                                            (b)0           (b)786        (b)1,800      (b)2,155      (b)23,145     (b)18,336
------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$13.395     (a)$14.143    (a)$13.606    (a)$8.603     (a)$10.880    (a)$12.397
                                            (b)$13.259     (b)$13.991    (b)$13.425    (b)$8.467     (b)$10.682    (b)$12.141
          Ending AUV.....................   (a)$14.143     (a)$13.606    (a)$8.603     (a)$10.880    (a)$12.397    (a)$11.953
                                            (b)$13.991     (b)$13.425    (b)$8.467     (b)$10.682    (b)$12.141    (b)$11.677
          Ending Number of AUs...........   (a)25          (a)17,879     (a)58,664     (a)77,858     (a)103,277    (a)126,148
                                            (b)0           (b)4,594      (b)64,352     (b)84,742     (b)139,013    (b)174,021
------------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$14.522     (a)$15.400    (a)$15.551    (a)$10.383    (a)$12.692    (a)$14.024
                                            (b)$14.377     (b)$15.236    (b)$15.347    (b)$10.221    (b)$12.463    (b)$13.736
          Ending AUV.....................   (a)$15.400     (a)$15.551    (a)$10.383    (a)$12.692    (a)$14.024    (a)$13.500
                                            (b)$15.236     (b)$15.347    (b)$10.221    (b)$12.463    (b)$13.736    (b)$13.190
          Ending Number of AUs...........   (a)1,459       (a)58,521     (a)142,121    (a)166,280    (a)188,657    (a)206,631
                                            (b)230         (b)60,944     (b)161,901    (b)190,960    (b)245,783    (b)276,176
------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$13.126     (a)$13.758    (a)$14.016    (a)$8.777     (a)$10.278    (a)$11.885
                                            (b)$12.970     (b)$13.586    (b)$13.806    (b)$8.624     (b)$10.074    (b)$11.620
          Ending AUV.....................   (a)$13.758     (a)$14.016    (a)$8.777     (a)$10.278    (a)$11.885    (a)$10.994
                                            (b)$13.586     (b)$13.806    (b)$8.624     (b)$10.074    (b)$11.620    (b)$10.722
          Ending Number of AUs...........   (a)26          (a)53,557     (a)120,014    (a)140,844    (a)147,173    (a)156,219
                                            (b)0           (b)53,494     (b)119,225    (b)135,830    (b)156,660    (b)172,809
------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.758    (a)$11.455
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.758    (b)$11.433
          Ending AUV.....................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.455    (a)$11.333
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.433    (b)$11.284
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)16,397     (a)25,578
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)6,495      (b)21,992
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

* On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares Variable Portfolio was renamed Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.

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         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE
 (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.214    (a)$11.139
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.214    (b)$11.118
          Ending AUV.....................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.139    (a)$10.247
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.118    (b)$10.202
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)17,007     (a)86,312
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)510        (b)3,629
------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.301    (a)$11.134
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.301    (b)$11.105
          Ending AUV.....................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.134    (a)$10.577
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.105    (b)$10.523
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)9,063      (a)40,982
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)5,737      (b)30,694
------------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$10.616    (a)$11.396
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$10.616    (b)$11.375
          Ending AUV.....................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.396    (a)$11.010
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.375    (b)$10.962
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)54,976     (a)107,109
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)3,239      (b)3,186
------------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$11.112     (a)$12.058    (a)$13.463    (a)$7.827     (a)$10.052    (a)$11.594
                                            (b)$10.993     (b)$11.920    (b)$13.277    (b)$7.700     (b)$9.863     (b)$11.348
          Ending AUV.....................   (a)$12.058     (a)$13.463    (a)$7.827     (a)$10.052    (a)$11.594    (a)$11.227
                                            (b)$11.920     (b)$13.277    (b)$7.700     (b)$9.863     (b)$11.348    (b)$10.961
          Ending Number of AUs...........   (a)1,042       (a)14,647     (a)29,877     (a)38,439     (a)45,495     (a)34,248
                                            (b)0           (b)11,737     (b)17,610     (b)24,926     (b)42,803     (b)52,867
------------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$22.221     (a)$23.242    (a)$25.248    (a)$16.758    (a)$20.866    (a)$22.794
                                            (b)$21.985     (b)$22.981    (b)$24.902    (b)$16.487    (b)$20.478    (b)$22.313
          Ending AUV.....................   (a)$23.242     (a)$25.248    (a)$16.758    (a)$20.866    (a)$22.794    (a)$21.966
                                            (b)$22.981     (b)$24.902    (b)$16.487    (b)$20.478    (b)$22.313    (b)$21.449
          Ending Number of AUs...........   (a)15          (a)235        (a)21,603     (a)33,260     (a)46,728     (a)62,421
                                            (b)0           (b)349        (b)30,033     (b)43,172     (b)75,123     (b)94,759
------------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$26.567     (a)$27.772    (a)$28.439    (a)$21.787    (a)$25.360    (a)$27.416
                                            (b)$26.268     (b)$27.443    (b)$28.032    (b)$21.421    (b)$24.872    (b)$26.822
          Ending AUV.....................   (a)$27.772     (a)$28.439    (a)$21.787    (a)$25.360    (a)$27.416    (a)$27.454
                                            (b)$27.443     (b)$28.032    (b)$21.421    (b)$24.872    (b)$26.822    (b)$26.792
          Ending Number of AUs...........   (a)334         (a)3,987      (a)4,690      (a)16,672     (a)17,722     (a)16,905
                                            (b)0           (b)4,475      (b)6,924      (b)6,878      (b)8,774      (b)9,116
------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$10.044     (a)$10.754    (a)$12.356    (a)$6.875     (a)$9.620     (a)$11.857
                                            (b)$9.929      (b)$10.625    (b)$12.177    (b)$6.758     (b)$9.434     (b)$11.598
          Ending AUV.....................   (a)$10.754     (a)$12.356    (a)$6.875     (a)$9.620     (a)$11.857    (a)$10.958
                                            (b)$10.625     (b)$12.177    (b)$6.758     (b)$9.434     (b)$11.598    (b)$10.692
          Ending Number of AUs...........   (a)34          (a)18,869     (a)38,749     (a)39,568     (a)44,806     (a)39,678
                                            (b)0           (b)15,280     (b)29,985     (b)22,034     (b)36,047     (b)47,611
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

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         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE
 (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$42.399     (a)$47.983    (a)$66.094    (a)$32.598    (a)$50.623    (a)$57.792
                                            (b)$41.972     (b)$47.471    (b)$65.225    (b)$32.089    (b)$49.709    (b)$56.606
          Ending AUV.....................   (a)$47.983     (a)$66.094    (a)$32.598    (a)$50.623    (a)$57.792    (a)$45.273
                                            (b)$47.471     (b)$65.225    (b)$32.089    (b)$49.709    (b)$56.606    (b)$44.233
          Ending Number of AUs...........   (a)136         (a)5,846      (a)11,411     (a)11,624     (a)10,506     (a)10,900
                                            (b)0           (b)12,899     (b)35,910     (b)46,660     (b)48,399     (b)44,562
------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$28.527     (a)$31.207    (a)$26.262    (a)$14.476    (a)$18.458    (a)$21.742
                                            (b)$28.230     (b)$30.864    (b)$25.908    (b)$14.244    (b)$18.118    (b)$21.289
          Ending AUV.....................   (a)$31.207     (a)$26.262    (a)$14.476    (a)$18.458    (a)$21.742    (a)$23.102
                                            (b)$30.864     (b)$25.908    (b)$14.244    (b)$18.118    (b)$21.289    (b)$22.563
          Ending Number of AUs...........   (a)1,226       (a)25,273     (a)58,453     (a)65,086     (a)70,105     (a)71,675
                                            (b)81          (b)24,294     (b)63,793     (b)74,542     (b)90,787     (b)95,204
------------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV..................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.304    (a)$11.400
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.304    (b)$11.376
          Ending AUV.....................   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)$11.400    (a)$11.901
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)$11.376    (b)$11.847
          Ending Number of AUs...........   (a)N/A         (a)N/A        (a)N/A        (a)N/A        (a)41,067     (a)80,615
                                            (b)N/A         (b)N/A        (b)N/A        (b)N/A        (b)75,249     (b)121,533
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$9.359      (a)$10.117    (a)$9.283     (a)$6.043     (a)$7.836     (a)$9.761
                                            (b)$9.344      (b)$10.094    (b)$9.239     (b)$6.000     (b)$7.760     (b)$9.643
          Ending AUV.....................   (a)$10.117     (a)$9.283     (a)$6.043     (a)$7.836     (a)$9.761     (a)$9.281
                                            (b)$10.094     (b)$9.239     (b)$6.000     (b)$7.760     (b)$9.643     (b)$9.145
          Ending Number of AUs...........   (a)3,647       (a)47,906     (a)97,905     (a)106,296    (a)120,969    (a)147,026
                                            (b)149         (b)41,711     (b)104,766    (b)117,841    (b)152,997    (b)183,805
------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$17.114     (a)$18.363    (a)$18.366    (a)$11.728    (a)$16.419    (a)$20.299
                                            (b)$16.917     (b)$18.140    (b)$18.098    (b)$11.528    (b)$16.099    (b)$19.853
          Ending AUV.....................   (a)$18.363     (a)$18.366    (a)$11.728    (a)$16.419    (a)$20.299    (a)$18.349
                                            (b)$18.140     (b)$18.098    (b)$11.528    (b)$16.099    (b)$19.853    (b)$17.901
          Ending Number of AUs...........   (a)653         (a)55,038     (a)130,682    (a)136,162    (a)150,480    (a)162,465
                                            (b)138         (b)58,153     (b)137,510    (b)149,482    (b)186,547    (b)215,046
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV..................   (a)N/A         (a)$11.828    (a)$12.615    (a)$7.758     (a)$9.708     (a)$11.108
                                            (b)N/A         (b)$11.652    (b)$12.399    (b)$7.606     (b)$9.494     (b)$10.836
          Ending AUV.....................   (a)N/A         (a)$12.615    (a)$7.758     (a)$9.708     (a)$11.108    (a)$10.708
                                            (b)N/A         (b)$12.399    (b)$7.606     (b)$9.494     (b)$10.836    (b)$10.420
          Ending Number of AUs...........   (a)N/A         (a)0          (a)0          (a)0          (a)0          (a)0
                                            (b)N/A         (b)0          (b)0          (b)0          (b)0          (b)0
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$2.301      (a)$2.373     (a)$2.842     (a)$1.364     (a)$2.016     (a)$2.382
                                            (b)$2.278      (b)$2.347     (b)$2.805     (b)$1.343     (b)$1.980     (b)$2.333
          Ending AUV.....................   (a)$2.373      (a)$2.842     (a)$1.364     (a)$2.016     (a)$2.382     (a)$2.214
                                            (b)$2.347      (b)$2.805     (b)$1.343     (b)$1.980     (b)$2.333     (b)$2.163
          Ending Number of AUs...........   (a)149         (a)42,121     (a)102,130    (a)113,294    (a)113,409    (a)46,189
                                            (b)0           (b)5,352      (b)58,999     (b)57,663     (b)55,595     (b)59,169
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
         CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY US LIFE (FORMERLY FIRST SUNAMERICA LIFE INSURANCE COMPANY) (NEW YORK ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                            INCEPTION TO      ENDED         ENDED         ENDED         ENDED         ENDED
                                              12/31/06       12/31/07      12/31/08      12/31/09      12/31/10      12/31/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$13.686     (a)$15.021    (a)$17.850    (a)$10.971    (a)$14.235    (a)$15.885
                                            (b)$13.678     (b)$15.004    (b)$17.785    (b)$10.904    (b)$14.113    (b)$15.709
          Ending AUV.....................   (a)$15.021     (a)$17.850    (a)$10.971    (a)$14.235    (a)$15.885    (a)$16.584
                                            (b)$15.004     (b)$17.785    (b)$10.904    (b)$14.113    (b)$15.709    (b)$16.359
          Ending Number of AUs...........   (a)25          (a)2,569      (a)10,208     (a)9,780      (a)9,087      (a)9,093
                                            (b)0           (b)657        (b)1,487      (b)2,017      (b)2,544      (b)4,219
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV..................   (a)$20.363     (a)$21.174    (a)$21.958    (a)$22.667    (a)$24.850    (a)$25.962
                                            (b)$20.314     (b)$21.098    (b)$21.812    (b)$22.460    (b)$24.562    (b)$25.597
          Ending AUV.....................   (a)$21.174     (a)$21.958    (a)$22.667    (a)$24.850    (a)$25.962    (a)$27.131
                                            (b)$21.098     (b)$21.812    (b)$22.460    (b)$24.562    (b)$25.597    (b)$26.682
          Ending Number of AUs...........   (a)17          (a)964        (a)38,490     (a)77,984     (a)155,473    (a)203,474
                                            (b)0           (b)231        (b)49,799     (b)93,166     (b)170,345    (b)210,720
------------------------------------------------------------------------------------------------------------------------------


                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses
                 (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             APPENDIX B - FORMULA FOR CALCULATING AND EXAMPLE OF THE
            SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX increases or decreases, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE

ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Value of the VIX, If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION               STATES
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
                                                                      North Dakota
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      Oregon
                           Variable Portfolios only.                  Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Death Benefits            The Combination HV & Roll-Up death         New York
                           benefit and the EstatePlus death benefit   Washington
                           are not available.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 64 and under on the         Florida
                           contract issue date, the Free Look
                           period is 14 days and if you are age 65
                           and older on the contract issue date,
                           the Free Look period is 21 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look amount is calculated as      New York
                           the greater of (1) Purchase Payments or
                           (2) the value of your contract on the
                           day we receive your request in Good
                           Order at the Annuity Service Center.
-------------------------------------------------------------------- ----------------
 Free Withdrawal           Free Withdrawal amounts are calculated     Washington
                           as of the greatest of:
                           (a) penalty-free earnings;
                           (b) interest earnings on amounts
                           allocated to the Fixed Account Option
                           that have not been previously withdrawn;
                           or
                           (c) 10% of the Total Invested Amount.
                           You will receive the benefit of a free
                           withdrawal upon full surrender.
-------------------------------------------------------------------- ----------------
 Income Phase              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 Income Phase              You may begin the Income Phase any time    New York
                           13 or more months after contract issue.
-------------------------------------------------------------------- ----------------
 MarketLock For Life       You may elect the current Maximum Annual   Oregon
                           Withdrawal Amount to be received
                           monthly.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Maine
                           Qualified contracts and 2.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Nevada
                           Qualified contracts and 3.5% for Non-
                           Qualified contracts based on contract
                           value when you begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 0% for
                           Qualified contracts and 1.25% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase. For any amount in excess
                           of $500,000 in the contract, we deduct
                           front-end premium tax charges of 0% for
                           Qualified contracts and 0.80% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0% for    Wyoming
                           Qualified contracts and 1.0% for Non-
                           Qualified contracts based on total
                           Purchase Payments when you begin the
                           Income Phase.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      New York
 SunAmerica Income         Variable Portfolios only.                  Oregon
 Builder,                                                             Texas
 MarketLock For Life                                                  Washington
-------------------------------------------------------------------- ----------------
 Systematic Withdrawal     Minimum withdrawal amount is $250 per      Oregon
                           withdrawal.
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawals               You receive the benefit of a free          Washington
                           withdrawal upon a full surrender.
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED BY  SUNAMERICA ANNUITY PRIOR TO
                                DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - GUARANTEE FOR CONTRACTS ISSUED IN NEW YORK BY FIRST SUNAMERICA
                            PRIOR TO JANUARY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

Insurance policy obligations for individual and group contracts issued by First SunAmerica prior to January 31, 2008 at 4:00 p.m. Eastern Time, are and continue to be guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of First SunAmerica into US Life will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the Living Benefits described below are currently being offered.

TABLE OF CONTENTS

MarketLock Income Plus and MarketLock For Life Plus........................    F-1
MarketLock Income Plus and MarketLock For Life Plus Fee....................    F-8
MarketLock and MarketLock For Two..........................................   F-12
MarketLock and MarketLock For Two Fee......................................   F-14
Polaris Income Rewards.....................................................   F-18
Polaris Income Rewards Fee.................................................   F-19
Capital Protector..........................................................   F-21
Capital Protector Fee......................................................   F-22


MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus and MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.

IF YOU ELECTED ONE COVERED PERSON(1):

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(2)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------

IF YOU ELECTED TWO COVERED PERSONS(1):


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(2)            AGE             AGE(2)
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
      QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" BELOW.

Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.

ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
       SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
        but prior to 65th birthday               4% of Income Base
------------------------------------------------------------------------
             At least age 65
        but prior to 76th birthday               5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
       AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
        but prior to 65th birthday               4% of Income Base
------------------------------------------------------------------------
             At least age 65
        but prior to 76th birthday             4.75% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
       Prior to the 60th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 60 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
------------------------------------------------------------------------
       Prior to the 65th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 65 but prior to the 76th
                 birthday                        5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Funds, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth and MFS Total Return

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income Securities Fund, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth and MFS Total Return; or

     4. Invest in accordance with the requirements outlined in the table below:

----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. Bond, Cash and Fixed   Minimum 20%*      Sterling Capital Total Return Bond VIF(1)
    Accounts               Maximum 100%      Cash Management
                                             Corporate Bond
                           *(30%, for        Global Bond
                           MarketLock        Government and Quality Bond
                           Income Plus and   Real Return
                           MarketLock For    Total Return Bond
                           Life Plus
                           issued on or      DCA FIXED ACCOUNTS
                           after 5/1/09)     6-Month DCA
                                             1-Year DCA
                                             2-Year DCA (if available)

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
 B. Equity Maximum         Minimum 0%        Aggressive Growth
                           Maximum 80%**     Alliance Growth
                                             American Fund Asset Allocation SAST
                           **(70%, for       American Funds Global Growth SAST
                           MarketLock        American Funds Growth SAST
                           Income Plus and   American Funds Growth-Income SAST
                           MarketLock For    Asset Allocation
                           Life Plus         Balanced(2)
                           issued on or      Balanced
                           after 5/1/09)     Sterling Capital Select Equity VIF(1)
                                             Sterling Capital Strategic Allocation
                                               Equity VIF(1)
                                             Sterling Capital Special Opportunities VIF(1)
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia VP-High Income Fund
                                             Columbia VP-Marsico Focused Equities
                                             Conservative Balanced(2)
                                             Conservative Growth(2)
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Income(2)
                                             Equity Opportunities
                                             Flexible Income(2)
                                             Foreign Value
                                             Franklin Income Securities Funds
                                             Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco Van Kampen V.I. American
                                              Franchise Fund, Series II Shares
                                             Invesco Van Kampen V.I. Comstock
                                              Fund, Series II Shares
                                             Invesco Van Kampen V.I. Growth and
                                              Income Fund, Series II Shares
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investor Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             SunAmerica Dynamic Allocation Portfolio
                                             Strategic Growth(2)
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
 C. Limited Equity         Minimum 0%        Capital Growth
                           Maximum 20%***    Emerging Markets
                                             Growth Opportunities
                           ***(10%, for      Mid-Cap Growth
                           MarketLock        Natural Resources
                           Income Plus and   Real Estate
                           MarketLock For    Small Company Value
                           Life Plus         Technology
                           issued on or
                           after 5/1/09)
------------------------------------------- --------------------------------------------------------


(1) Only available if you purchased your contract through BB&T Investment Services, Inc.

(2) Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.).

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-Year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.

How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit

Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.

----------------------------------------------------------------------------------
            FEATURE                          INCOME CREDIT PERCENTAGE
----------------------------------------------------------------------------------
     MarketLock Income Plus        6% (reduced for withdrawals up to the Maximum
     (contracts issued on or                 Annual Withdrawal Amount)
          after 5/1/09)
----------------------------------------------------------------------------------
     MarketLock Income Plus        7% (reduced for withdrawals up to the Maximum
    (contracts issued between                Annual Withdrawal Amount)
       5/1/08 and 4/30/09)
----------------------------------------------------------------------------------
    MarketLock For Life Plus          6% (0% in years withdrawals are taken)
     (contracts issued on or
          after 5/1/09)
----------------------------------------------------------------------------------
  MarketLock For Life Plus +7%        7% (0% in years withdrawals are taken)
             Option
----------------------------------------------------------------------------------
    MarketLock For Life +6%           6% (0% in years withdrawals are taken)
             Option
----------------------------------------------------------------------------------


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (AS DESCRIBED ABOVE UNDER "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:

----------------------------------------------------------------------------------------------
                                                          NUMBER OF
                                                           COVERED             ANNUALIZED
                      FEATURE                              PERSONS                 FEE
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued on or              One                  1.10%
  after 5/1/09)                                              Two                  1.35%
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued between            One                  0.95%
  5/1/08 and 4/30/09)                                        Two                  1.20%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus (contracts issued on or            One                  0.95%
  after 5/1/09)                                              Two                  1.25%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 7%                                 One                  0.75%
  Option                                                     Two                  1.00%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 6%                                 One                  0.65%
  Option                                                     Two                  0.90%
----------------------------------------------------------------------------------------------


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period?

MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91(st) birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or before May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under these features, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under the feature and your contract along with the feature will terminate. An Income Credit is no longer available and the Living Benefit is terminated.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the feature may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the feature and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the feature and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the feature and the contract; or

     2. Continue the contract with the feature and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus or MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the feature.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus or MarketLock For Life Plus feature?

You may cancel your Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the feature, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the feature after cancellation.

Are there circumstances under which MarketLock Income Plus and MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or full surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the feature. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the feature. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus and MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who is the Covered Person, is no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the feature based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS FEATURE?"

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of the RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" BELOW.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the

   5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will not be considered RMD from this contract. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" BELOW.

How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal Continuation Contributions, if applicable; however, spousal Continuation Contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock and MarketLock For Two calculated?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

MARKETLOCK
The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume.

MARKETLOCK FOR TWO
The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or if the MAV Benefit Base is stepped-up on a contract anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of:

     (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

     (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount      withdrawals), divided by the current Maximum
                                   Annual Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------


MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual

     Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals, if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary

Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS OVER THE LIFETIME OF YOUR SPOUSE ARE TERMINATED?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"

POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

     (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

The fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-5                                 0.65%
------------------------------------------------------------------------
                  6-10                                 0.45%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


For contracts issued in Oregon and Washington, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.65%
------------------------------------------------------------------------
                  8-10                                 0.30%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2010, please see Appendix H for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, in describing the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in
              (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX H - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                      CONTRACTS ISSUED PRIOR TO MAY 1, 2010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY DEATH VALUE BENEFIT in the prospectus for details. If original owner of the contract elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX G -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

If you elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS BENEFIT in the prospectus for details. If original owner of the contract elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS DEATH BENEFIT in APPENDIX E -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.

For contracts issued in Washington prior to May 1, 2010, the standard death benefit is only available to contract owners or Continuing Spouses who are age 82 and younger.

DEATH BENEFIT DEFINED TERMS
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Purchase Payments reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of Contract value.

OPTIONAL ENHANCED DEATH BENEFITS
If you elected the Purchase Payment Accumulation or the Maximum Anniversary Value death benefit option, the fee is 0.25% of the average daily net asset value allocated to the Variable Portfolios.

PURCHASE PAYMENT ACCUMULATION OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If you purchased your contract prior to May 1, 2007, under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or
     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation will no longer be deducted as of the Continuation Date.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the contract was issued prior to May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

  Please forward a copy (without charge) of the Polaris Choice(III) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                     STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                              IN CONNECTION WITH

                         FS VARIABLE SEPARATE ACCOUNT

            POLARIS CHOICE AND POLARIS CHOICE III VARIABLE ANNUITIES


     This Statement of Additional Information is not a prospectus; it should be read with the prospectus, April 30, 2012, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or by written request to:




        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                         The Date of this Statement of
                           Additional Information is
                                 April 30, 2012

                               TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----
Separate Account and the Company..........................................     3

General Account...........................................................     4

Master-Feeder Structure for Polaris Choice III Contracts..................     5

Performance Data..........................................................     6

Annuity Income Payments...................................................     9

Annuity Unit Values.......................................................    10

Market Value Adjustment ("MVA") for Contracts Issued Before May 2, 2005...    12

Taxes.....................................................................    14

Broker-Dealer Firms Receiving Revenue Sharing Payments....................    24

Distribution of Contracts.................................................    25

Financial Statements

     Separate Account Financial Statements................................    25

     The United States Life Insurance Company in the City of New York
        Financial Statements..............................................    25

     American Home Statutory Basis Financial Statements...................    26

     American International Group, Inc. Financial Information.............    26

                        SEPARATE ACCOUNT AND THE COMPANY

     The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

     FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).


                        AMERICAN HOME ASSURANCE COMPANY

      All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts with a date of issue of January 31, 2008 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

            MASTER-FEEDER STRUCTURE FOR POLARIS CHOICE III CONTRACTS

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Portfolio ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

                               PERFORMANCE DATA

      From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

      We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

      The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

      For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Cash Management Portfolio was -0.51%. The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

         P(1+T)(n) = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).


      The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

      These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

      The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.


      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Annuity Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Annuity Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

      P's first variable Annuity Income Payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

      The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

      Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

    MARKET VALUE ADJUSTMENT ("MVA") FOR CONTRACTS ISSUED BEFORE MAY 2, 2005

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we could credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

       I is the interest rate you are earning on the money invested in the Fixed Account;

       J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

       N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

       L is 0.0025

We do not assess an MVA against withdrawals under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.


TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS


The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2012 is the lesser of 100% of includible compensation or $17,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2012 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2012 may not exceed the lesser of $50,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2012 of less than $92,000, your contribution may be fully deductible; if your income is between $92,000 and $112,000, your contribution may be partially deductible and if your income is $112,000 or more, your contribution may not be deductible. If you are single and your income in 2012 is less than $58,000, your contribution may be fully deductible; if your income is between $58,000 and $68,000, your contribution may be partially deductible and if your income is $68,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2012 is between $173,000 and $183,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2012 is less than:
$173,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2011, from SunAmerica Annuity and Life Assurance Company and US Life, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


The following financial statements of FS Variable Separate Account and The United States Life Insurance Company in the City of New York are included in this Statement of Additional Information:

FS Variable Separate Account Financial Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Statements of Assets and Liabilities, December 31, 2011

     -   Schedules of Portfolio Investments, December 31, 2011

     -   Statements of Operations, for the year ended December 31, 2011

     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011

     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated

     -   Notes to Financial Statements



The United States Life Insurance Company in the City of New York Financial
Statements:

     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheets -- December 31, 2011 and 2010

     -   Statements of Income - Years Ended December 31, 2011, 2010 and 2009

     - Statements of Comprehensive Income - Years Ended December 31, 2011, 2010 and 2009

     - Statements of Shareholder's Equity - Years Ended December 31, 2011, 2010 and 2009

     -   Statements of Cash Flows - Years Ended December 31, 2011, 2010 and 2009

     -   Notes to Financial Statements

     The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

AMERICAN HOME STATUTORY BASIS FINANCIAL STATEMENTS

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

     -  Report of Independent Auditors


     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010

     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009

     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009


     -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this registration as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued on or before January 31, 2008, at 4:00 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account. PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditor for American Home. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K filed on February 23, 2012, for the year ended December 31, 2011, have been so incorporated in reliance upon the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

The consolidated financial statements of AIA Group Limited incorporated into this Statement of Additional Information by reference to American International Group's Amendment No. 1 on Form 10-K/A have been so incorporated in reliance upon the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
          (FORMERLY KNOWN AS FIRST SUNAMERICA LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2011 AND 2010

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
          (FORMERLY KNOWN AS FIRST SUNAMERICA LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                                         1
Statements of Assets and Liabilities, December 31, 2011                                         2
Schedules of Portfolio Investments, December 31, 2011                                          17
Statements of Operations, for the year ended December 31, 2011                                 19
Statements of Changes in Net Assets, for the year ended December 31, 2011                      30
Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated 41
Notes to Financial Statements                                                                  52

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contractholders of its separate account, FS Variable Separate Account:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account (the "Separate Account"), a separate account of The United States Life Insurance Company in the City of New York, at December 31, 2011, and the results of their operations for the year then ended and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April  25,  2012

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011

                                                                          Government
                                                                             and
                                                Asset        Capital       Quality                  Natural
                                              Allocation   Appreciation      Bond       Growth     Resources
                                              Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             ---------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 3,936,229  $   8,454,460  $ 5,686,495  $3,931,732  $2,444,338
Liabilities:                                           -              -            -           -           -
                                             ---------------------------------------------------------------
Net assets:                                  $ 3,936,229  $   8,454,460  $ 5,686,495  $3,931,732  $2,444,338
                                             ===============================================================
 Accumulation units                          $ 3,926,832  $   8,348,982  $ 5,416,615  $3,910,456  $2,444,338
 Contracts in payout (annuitization) period        9,397        105,478      269,880      21,276           -
                                             ---------------------------------------------------------------
  Total net assets                           $ 3,936,229  $   8,454,460  $ 5,686,495  $3,931,732  $2,444,338
                                             ===============================================================
Accumulation units outstanding                   143,089        176,146      270,324     127,178      52,720
                                             ===============================================================

                                                                          Government
                                                                             and
                                                Asset        Capital       Quality                  Natural
                                              Allocation   Appreciation      Bond       Growth     Resources
                                              Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                              (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                             ---------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 2,915,098  $  17,657,304  $30,659,805  $6,213,429  $6,838,485
Liabilities:                                           -              -            -           -           -
                                             ---------------------------------------------------------------
Net assets:                                  $ 2,915,098  $  17,657,304  $30,659,805  $6,213,429  $6,838,485
                                             ===============================================================
 Accumulation units                          $ 2,915,098  $  17,657,304  $30,659,805  $6,213,429  $6,838,485
 Contracts in payout (annuitization) period            -              -            -           -           -
                                             ---------------------------------------------------------------
  Total net assets                           $ 2,915,098  $  17,657,304  $30,659,805  $6,213,429  $6,838,485
                                             ===============================================================
Accumulation units outstanding                   121,539        570,910    1,665,905     223,448     194,691
                                             ===============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                                     Blue
                                              Aggressive   Alliance                  Chip       Capital
                                                Growth      Growth     Balanced     Growth      Growth
                                              Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                             -----------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 1,766,472  $8,570,431  $2,927,929  $  544,131  $  333,336
Liabilities:                                           -           -           -           -           -
                                             -----------------------------------------------------------
Net assets:                                  $ 1,766,472  $8,570,431  $2,927,929  $  544,131  $  333,336
                                             ===========================================================
 Accumulation units                          $ 1,758,255  $8,423,626  $2,904,415  $  544,131  $  333,336
 Contracts in payout (annuitization) period        8,217     146,805      23,514           -           -
                                             -----------------------------------------------------------
  Total Net assets                           $ 1,766,472  $8,570,431  $2,927,929  $  544,131  $  333,336
                                             ===========================================================
Accumulation Units outstanding                   137,650     270,337     173,860      91,243      45,633
                                             ===========================================================

                                                                         Davis      "Dogs" of
                                                 Cash      Corporate    Venture       Wall      Emerging
                                              Management     Bond        Value       Street      Markets
                                              Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)   (Class 1)
                                             ------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 3,453,450  $4,082,209  $15,306,444  $1,107,124  $2,296,390
Liabilities:                                           -           -            -           -           -
                                             ------------------------------------------------------------
Net assets:                                  $ 3,453,450  $4,082,209  $15,306,444  $1,107,124  $2,296,390
                                             ============================================================
 Accumulation units                          $ 3,442,193  $3,959,047  $15,233,562  $1,104,088  $2,248,227
 Contracts in payout (annuitization) period       11,257     123,162       72,882       3,036      48,163
                                             ------------------------------------------------------------
  Total Net assets                           $ 3,453,450  $4,082,209  $15,306,444  $1,107,124  $2,296,390
                                             ============================================================
Accumulation Units outstanding                   264,303     163,105      451,534      80,349     135,746
                                             ============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                 Equity       Fundamental    Global      Global        Growth
                                              Opportunities     Growth        Bond      Equities    Opportunities
                                                Portfolio      Portfolio    Portfolio   Portfolio     Portfolio
                                                (Class 1)      (Class 1)    (Class 1)   (Class 1)     (Class 1)
                                             --------------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $    2,114,930  $  2,312,425  $2,005,755  $1,679,795  $      353,280
Liabilities:                                              -             -           -           -               -
                                             --------------------------------------------------------------------
Net assets:                                  $    2,114,930  $  2,312,425  $2,005,755  $1,679,795  $      353,280
                                             ====================================================================
 Accumulation units                          $    2,088,661  $  2,307,270  $1,932,401  $1,677,353  $      353,280
 Contracts in payout (annuitization) period          26,269         5,155      73,354       2,442               -
                                             --------------------------------------------------------------------
  Total net assets                           $    2,114,930  $  2,312,425  $2,005,755  $1,679,795  $      353,280
                                             ====================================================================
Accumulation units outstanding                      114,953       137,347      84,541      89,736          60,075
                                             ====================================================================

                                                                                                                   MFS
                                                                                              International   Massachusetts
                                               Growth-    High-Yield      International          Growth         Investors
                                               Income        Bond      Diversified Equities    and Income         Trust
                                              Portfolio   Portfolio         Portfolio           Portfolio       Portfolio
                                              (Class 1)   (Class 1)         (Class 1)           (Class 1)       (Class 1)
                                             ------------------------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $6,704,614  $ 4,396,400  $           2,473,243  $    2,122,850  $    2,672,873
Liabilities:                                          -            -                      -               -               -
                                             ------------------------------------------------------------------------------
Net assets:                                  $6,704,614  $ 4,396,400  $           2,473,243  $    2,122,850  $    2,672,873
                                             ==============================================================================
 Accumulation units                          $6,683,582  $ 4,384,899  $           2,467,752  $    2,110,354  $    2,657,380
 Contracts in payout (annuitization) period      21,032       11,501                  5,491          12,496          15,493
                                             -------------------------------------------------------------------------------
  Total net assets                           $6,704,614  $ 4,396,400  $           2,473,243  $    2,122,850  $    2,672,873
                                             ==============================================================================
Accumulation units outstanding                  232,575      192,840                219,294         177,099         118,888
                                             ==============================================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                 MFS
                                                Total      Mid-Cap      Real                    Telecom
                                               Return      Growth      Estate     Technology    Utility
                                              Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                              (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                             -----------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $5,696,629  $1,944,182  $1,703,348  $   231,328  $  933,891
Liabilities:                                          -           -           -            -           -
                                             -----------------------------------------------------------
Net assets:                                  $5,696,629  $1,944,182  $1,703,348  $   231,328  $  933,891
                                             ===========================================================
 Accumulation units                          $5,596,086  $1,940,742  $1,702,706  $   231,328  $  932,100
 Contracts in payout (annuitization) period     100,543       3,440         642            -       1,791
                                             -----------------------------------------------------------
  Total net assets                           $5,696,629  $1,944,182  $1,703,348  $   231,328  $  933,891
                                             ===========================================================
Accumulation units outstanding                  202,515     173,009      71,959      101,740      55,016
                                             ===========================================================

                                                                                    American     American
                                                                                     Funds        Funds
                                                Total                                Asset        Global
                                               Return     Aggressive   Alliance    Allocation     Growth
                                                Bond        Growth      Growth        SAST         SAST
                                              Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                              (Class 1)   (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                             -------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $2,198,647  $ 1,747,315  $6,506,568  $ 3,740,439  $15,190,715
Liabilities:                                          -            -           -            -            -
                                             -------------------------------------------------------------
Net assets:                                  $2,198,647  $ 1,747,315  $6,506,568  $ 3,740,439  $15,190,715
                                             =============================================================
 Accumulation units                          $2,147,740  $ 1,747,315  $6,506,568  $ 3,740,439  $15,190,715
 Contracts in payout (annuitization) period      50,907            -           -            -            -
                                             -------------------------------------------------------------
  Total net assets                           $2,198,647  $ 1,747,315  $6,506,568  $ 3,740,439  $15,190,715
                                             =============================================================
Accumulation units outstanding                   79,186      155,748     231,379      369,629    1,511,364
                                             =============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                           American
                                               American      Funds
                                                Funds       Growth-                  Blue
                                                Growth      Income                   Chip       Capital
                                                 SAST        SAST      Balanced     Growth      Growth
                                              Portfolio    Portfolio   Portfolio   Portfolio   Portfolio
                                              (Class 3)    (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             -----------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $10,364,551  $9,111,381  $1,489,774  $3,249,696  $2,443,923
Liabilities:                                           -           -           -           -           -
                                             -----------------------------------------------------------
Net assets:                                  $10,364,551  $9,111,381  $1,489,774  $3,249,696  $2,443,923
                                             ===========================================================
 Accumulation units                          $10,364,551  $9,111,381  $1,489,774  $3,249,696  $2,443,923
 Contracts in payout (annuitization) period            -           -           -           -           -
                                             -----------------------------------------------------------
  Total net assets                           $10,364,551  $9,111,381  $1,489,774  $3,249,696  $2,443,923
                                             ===========================================================
Accumulation units outstanding                 1,076,684   1,012,820     103,301     475,428     339,170
                                             ===========================================================

                                                                          Davis      "Dogs" of
                                                 Cash      Corporate     Venture       Wall      Emerging
                                              Management      Bond        Value       Street      Markets
                                              Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             -------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 7,988,729  $26,865,014  $22,261,094  $1,591,907  $7,696,678
Liabilities:                                           -            -            -           -           -
                                             -------------------------------------------------------------
Net assets:                                  $ 7,988,729  $26,865,014  $22,261,094  $1,591,907  $7,696,678
                                             =============================================================
 Accumulation units                          $ 7,962,364  $26,865,014  $22,261,094  $1,591,907  $7,696,678
 Contracts in payout (annuitization) period       26,365            -            -           -           -
                                             -------------------------------------------------------------
  Total net assets                           $ 7,988,729  $26,865,014  $22,261,094  $1,591,907  $7,696,678
                                             =============================================================
Accumulation units outstanding                   649,844    1,303,058      964,666     123,135     509,657
                                             =============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                 Equity        Foreign     Fundamental    Global      Global
                                              Opportunities     Value        Growth        Bond      Equities
                                                Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                                (Class 3)     (Class 3)     (Class 3)    (Class 3)   (Class 3)
                                             -----------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $    1,103,418  $22,799,895  $  4,021,788  $8,000,645  $1,679,816
Liabilities:                                              -            -             -           -           -
                                             -----------------------------------------------------------------
Net assets:                                  $    1,103,418  $22,799,895  $  4,021,788  $8,000,645  $1,679,816
                                             =================================================================
 Accumulation units                          $    1,103,418  $22,799,895  $  4,021,788  $8,000,645  $1,679,816
 Contracts in payout (annuitization) period               -            -             -           -           -
                                             -----------------------------------------------------------------
  Total net assets                           $    1,103,418  $22,799,895  $  4,021,788  $8,000,645  $1,679,816
                                             =================================================================
Accumulation units outstanding                       64,246    1,934,825       267,258     418,048     112,822
                                             =================================================================

                                                                                                      International
                                                                            High-     International      Growth
                                                 Growth        Growth-      Yield      Diversified         And
                                              Opportunities    Income       Bond        Equities         Income
                                                Portfolio     Portfolio   Portfolio     Portfolio       Portfolio
                                                (Class 3)     (Class 3)   (Class 3)     (Class 3)       (Class 3)
                                             ----------------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $    7,378,564  $1,904,504  $3,816,895  $    9,280,828  $   10,880,186
Liabilities:                                              -           -           -               -               -
                                             ----------------------------------------------------------------------
Net assets:                                  $    7,378,564  $1,904,504  $3,816,895  $    9,280,828  $   10,880,186
                                             ======================================================================
 Accumulation units                          $    7,378,564  $1,904,504  $3,816,895  $    9,280,828  $   10,880,186
 Contracts in payout (annuitization) period               -           -           -               -               -
                                             ----------------------------------------------------------------------
  Total net assets                           $    7,378,564  $1,904,504  $3,816,895  $    9,280,828  $   10,880,186
                                             ======================================================================
Accumulation units outstanding                    1,073,804     166,641     213,866         858,664         989,809
                                             ======================================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                               MFS
                                               Marsico    Massachusetts      MFS
                                               Focused      Investors       Total      Mid-Cap       Real
                                               Growth         Trust        Return      Growth       Estate
                                              Portfolio     Portfolio     Portfolio   Portfolio   Portfolio
                                              (Class 3)     (Class 3)     (Class 3)   (Class 3)   (Class 3)
                                             ---------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $3,452,203  $   10,516,350  $9,016,524  $5,515,866  $11,755,340
Liabilities:                                          -               -           -           -            -
                                             ---------------------------------------------------------------
Net assets:                                  $3,452,203  $   10,516,350  $9,016,524  $5,515,866  $11,755,340
                                             ===============================================================
 Accumulation units                          $3,452,203  $   10,516,350  $9,016,524  $5,515,866  $11,755,340
 Contracts in payout (annuitization) period           -               -           -           -            -
                                             ---------------------------------------------------------------
  Total net assets                           $3,452,203  $   10,516,350  $9,016,524  $5,515,866  $11,755,340
                                             ===============================================================
Accumulation units outstanding                  316,858         694,130     400,467     506,722      723,263
                                             ===============================================================

                                               Small &       Small                                Total
                                               Mid Cap      Company                  Telecom      Return
                                                Value        Value     Technology    Utility       Bond
                                              Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 3)    (Class 3)   (Class 3)    (Class 3)   (Class 3)
                                             -------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $21,638,935  $8,649,309  $ 1,240,606  $  667,010  $29,182,046
Liabilities:                                           -           -            -           -            -
                                             -------------------------------------------------------------
Net assets:                                  $21,638,935  $8,649,309  $ 1,240,606  $  667,010  $29,182,046
                                             =============================================================
 Accumulation units                          $21,629,604  $8,649,309  $ 1,240,606  $  667,010  $29,170,972
 Contracts in payout (annuitization) period        9,331           -            -           -       11,074
                                             -------------------------------------------------------------
  Total net assets                           $21,638,935  $8,649,309  $ 1,240,606  $  667,010  $29,182,046
                                             =============================================================
Accumulation units outstanding                 1,391,594     911,743      549,328      42,670    1,518,815
                                             =============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                              Invesco Van                  Invesco Van
                                              Kampen V.I.   Invesco Van    Kampen V.I.
                                                Capital        Kampen      Growth and     Diversified     Equity
                                                Growth      V.I.Comstock     Income      International    Income
                                               Portfolio     Portfolio      Portfolio       Account      Account
                                              (Series II)   (Series II)    (Series II)     (Class 2)    (Class 2)
                                             --------------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $     895,165 $   11,695,605 $  22,788,863 $      374,618  $ 738,730
Liabilities:                                             -              -             -              -          -
                                             --------------------------------------------------------------------
Net assets:                                  $     895,165 $   11,695,605 $  22,788,863 $      374,618  $ 738,730
                                             ====================================================================
 Accumulation units                          $     895,165 $   11,695,605 $  22,788,863 $      374,618  $ 738,730
 Contracts in payout (annuitization) period              -              -             -              -          -
                                             --------------------------------------------------------------------
  Total net assets                           $     895,165 $   11,695,605 $  22,788,863 $      374,618  $ 738,730
                                             ====================================================================
Accumulation units outstanding                      88,830      1,056,266     1,829,469         66,990     77,222
                                             ====================================================================

                                              Government &
                                                  High
                                                Quality                  LargeCap    LargeCap    MidCap
                                                  Bond        Income      Blend       Growth      Blend
                                                Account      Account    Account II   Account     Account
                                               (Class 2)    (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                             ------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $       9,864  $ 247,808  $    68,854  $  33,374  $1,361,514
Liabilities:                                             -          -            -          -           -
                                             ------------------------------------------------------------
Net assets:                                  $       9,864  $ 247,808  $    68,854  $  33,374  $1,361,514
                                             ============================================================
 Accumulation units                          $       9,864  $ 247,808  $    68,854  $  33,374  $1,361,514
 Contracts in payout (annuitization) period              -          -            -          -           -
                                             ------------------------------------------------------------
  Total net assets                           $       9,864  $ 247,808  $    68,854  $  33,374  $1,361,514
                                             ============================================================
Accumulation units outstanding                       1,234     27,214       11,108      5,085     126,733
                                             ============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                          Principal        Real                      SAM
                                               Money       Capital        Estate        SAM      Conservative
                                               Market    Appreciation   Securities   Balanced      Balanced
                                              Account      Account       Account     Portfolio    Portfolio
                                             (Class 2)    (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                             ----------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $ 107,304  $     318,631  $    19,893  $8,431,709  $     213,435
Liabilities:                                         -              -            -           -              -
                                             ----------------------------------------------------------------
Net assets:                                  $ 107,304  $     318,631  $    19,893  $8,431,709  $     213,435
                                             ================================================================
 Accumulation units                          $ 107,304  $     318,631  $    19,893  $8,431,709  $     213,435
 Contracts in payout (annuitization) period          -              -            -           -              -
                                             ----------------------------------------------------------------
  Total net assets                           $ 107,304  $     318,631  $    19,893  $8,431,709  $     213,435
                                             ================================================================
Accumulation units outstanding                  18,817         26,285        1,063     820,718         27,080
                                             ================================================================

                                                  SAM           SAM         SAM       Short-
                                              Conservative   Flexible    Strategic     Term      SmallCap
                                                 Growth       Income      Growth      Income      Growth
                                               Portfolio     Portfolio   Portfolio   Account    Account II
                                               (Class 2)     (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                             -------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $     902,204  $  639,404  $  272,881  $  41,937  $    37,063
Liabilities:                                             -           -           -          -            -
                                             -------------------------------------------------------------
Net assets:                                  $     902,204  $  639,404  $  272,881  $  41,937  $    37,063
                                             =============================================================
 Accumulation units                          $     902,204  $  639,404  $  272,881  $  41,937  $    37,063
 Contracts in payout (annuitization) period              -           -           -          -            -
                                             -------------------------------------------------------------
  Total net assets                           $     902,204  $  639,404  $  272,881  $  41,937  $    37,063
                                             =============================================================
Accumulation units outstanding                      88,822      65,220      25,699      5,770        6,160
                                             =============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                Columbia
                                                                Variable
                                                               Portfolio-
                                                 Columbia       Marsico
                                                 Variable       Focused       Asset       Global
                                              Portfolio-High    Equities    Allocation    Growth      Growth
                                               Income Fund        Fund         Fund        Fund        Fund
                                                (Class 1)      (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                             -----------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $       213,478  $   557,259  $ 1,878,373  $8,630,452  $9,281,857
Liabilities:                                               -            -            -           -           -
                                             -----------------------------------------------------------------
Net assets:                                  $       213,478  $   557,259  $ 1,878,373  $8,630,452  $9,281,857
                                             =================================================================
 Accumulation units                          $       213,478  $   557,259  $ 1,878,373  $8,630,452  $9,281,857
 Contracts in payout (annuitization) period                -            -            -           -           -
                                             -----------------------------------------------------------------
  Total net assets                           $       213,478  $   557,259  $ 1,878,373  $8,630,452  $9,281,857
                                             =================================================================
Accumulation units outstanding                        11,112       51,093      111,561     413,338     494,010
                                             =================================================================

                                                                                       MTB
                                                             Growth        Mid       Managed     Franklin
                                               Growth-        And          Cap     Allocation     Income
                                                Income       Income       Value      Fund -     Securities
                                                 Fund      Portfolio    Portfolio   Moderate       Fund
                                              (Class 2)    (Class VC)  (Class VC)   Growth II   (Class 2)
                                             -------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $10,888,891  $ 11,559,607 $   175,392 $    99,578 $ 6,249,004
Liabilities:                                           -             -           -           -           -
                                             -------------------------------------------------------------
Net assets:                                  $10,888,891  $ 11,559,607 $   175,392 $    99,578 $ 6,249,004
                                             =============================================================
 Accumulation units                          $10,888,891  $ 11,559,607 $   175,392 $    99,578 $ 6,249,004
 Contracts in payout (annuitization) period            -             -           -           -           -
                                             -------------------------------------------------------------
  Total net assets                           $10,888,891  $ 11,559,607 $   175,392 $    99,578 $ 6,249,004
                                             =============================================================
Accumulation units outstanding                   679,402     1,107,787      12,651      10,952     594,166
                                             =============================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                  Franklin
                                                 Templeton                                              Allocation
                                                VIP Founding     Allocation   Allocation   Allocation    Moderate      Real
                                              Funds Allocation    Balanced      Growth      Moderate      Growth      Return
                                                    Fund         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 2)       (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                             ---------------------------------------------------------------------------------
Assets:
 Investments in Trusts, at net asset value   $       3,253,739  $ 4,494,956  $ 1,245,468  $ 6,584,735  $ 4,112,751  $7,824,471
Liabilities:                                                 -            -            -            -            -           -
                                             ---------------------------------------------------------------------------------
Net assets:                                  $       3,253,739  $ 4,494,956  $ 1,245,468  $ 6,584,735  $ 4,112,751  $7,824,471
                                             =================================================================================
 Accumulation units                          $       3,253,739  $ 4,494,956  $ 1,245,468  $ 6,584,735  $ 4,112,751  $7,824,471
 Contracts in payout (annuitization) period                  -            -            -            -            -           -
                                             ---------------------------------------------------------------------------------
  Total net assets                           $       3,253,739  $ 4,494,956  $ 1,245,468  $ 6,584,735  $ 4,112,751  $7,824,471
                                             =================================================================================
Accumulation units outstanding                         363,841      396,382      121,539      597,518      389,181     657,278
                                             =================================================================================

   The accompanying notes are an integral part of the financial statesments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                      Contracts With Total            Contracts With Total
                                                                       Expenses of 0.85%               Expenses of 0.95%
                                                                   ---------------------------     ---------------------------
                                                                  Accumulation   Unit value of    Accumulation   Unit value of
                                                                      units       accumulation       units       accumulation
Variable Accounts                                                  outstanding       units        outstanding       units
----------------------------------------------------------------------------------------------   ------------   --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                         -  $            -              -  $            -
 Capital Appreciation Portfolio (Class 1)                                     -               -              -               -
 Government and Quality Bond Portfolio (Class 1)                              -               -              -               -
 Growth Portfolio (Class 1)                                                   -               -              -               -
 Natural Resources Portfolio (Class 1)                                        -               -              -               -
 Asset Allocation Portfolio (Class 3)                                     3,042           15.30          2,948           15.28
 Capital Appreciation Portfolio (Class 3)                                73,836           15.85          1,684           15.80
 Government and Quality Bond Portfolio (Class 3)                         58,195           16.87         10,559           16.86
 Growth Portfolio (Class 3)                                               4,639           11.60              -               -
 Natural Resources Portfolio (Class 3)                                    6,963            9.75              -               -

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                        -  $            -              -  $            -
 Alliance Growth Portfolio (Class 1)                                          -               -              -               -
 Balanced Portfolio (Class 1)                                                 -               -              -               -
 Blue Chip Growth Portfolio (Class 1)                                         -               -              -               -
 Capital Growth Portfolio (Class 1)                                           -               -              -               -
 Cash Management Portfolio (Class 1)                                          -               -              -               -
 Corporate Bond Portfolio (Class 1)                                           -               -              -               -
 Davis Venture Value Portfolio (Class 1)                                      -               -              -               -
 "Dogs" of Wall Street Portfolio (Class 1)                                    -               -              -               -
 Emerging Markets Portfolio (Class 1)                                         -               -              -               -
 Equity Opportunities Portfolio (Class 1)                                     -               -              -               -
 Fundamental Growth Portfolio (Class 1)                                       -               -              -               -
 Global Bond Portfolio (Class 1)                                              -               -              -               -
 Global Equities Portfolio (Class 1)                                          -               -              -               -
 Growth Opportunities Portfolio (Class 1)                                     -               -              -               -
 Growth-Income Portfolio (Class 1)                                            -               -              -               -
 High-Yield Bond Portfolio (Class 1)                                          -               -              -               -
International Diversified
 Equities Portfolio (Class 1)                                                 -               -              -               -
International Growth and
 Income Portfolio (Class 1)                                                   -               -              -               -
MFS Massachusetts Investors
 Trust Portfolio (Class 1)                                                    -               -              -               -
 MFS Total Return Portfolio (Class 1)                                         -               -              -               -
 Mid-Cap Growth Portfolio (Class 1)                                           -               -              -               -
 Real Estate Portfolio (Class 1)                                              -               -              -               -
 Technology Portfolio (Class 1)                                               -               -              -               -
 Telecom Utility Portfolio (Class 1)                                          -               -              -               -
 Total Return Bond Portfolio (Class 1)                                        -               -              -               -
 Aggressive Growth Portfolio (Class 3)                                      348            8.07              -               -
 Alliance Growth Portfolio (Class 3)                                     11,956            7.99              -               -
American Funds Asset Allocation
 SAST Portfolio (Class 3)                                                     -               -              -               -
American Funds Global Growth
  SAST Portfolio (Class 3)                                                    -               -              -               -
American Funds Growth SAST
  Portfolio (Class 3)                                                         -               -              -               -
American Funds Growth-Income
  SAST Portfolio (Class 3)                                                    -               -              -               -
 Balanced Portfolio (Class 3)                                             2,253           10.22          4,062           10.21
 Blue Chip Growth Portfolio (Class 3)                                     5,855            5.85            846            5.84
 Capital Growth Portfolio (Class 3)                                       5,414            7.60              -               -
 Cash Management Portfolio (Class 3)                                     11,204           11.46              1           11.46
 Corporate Bond Portfolio (Class 3)                                      68,364           20.99          5,806           20.98
 Davis Venture Value Portfolio (Class 3)                                 44,647           13.84          2,763           13.82
 "Dogs" of Wall Street Portfolio (Class 3)                                  844           16.66              -               -
 Emerging Markets Portfolio (Class 3)                                     9,413           21.54            117           21.51
 Equity Opportunities Portfolio (Class 3)                                 5,186           12.06              -               -
 Foreign Value Portfolio (Class 3)                                       56,705            8.51         16,369            8.51
 Fundamental Growth Portfolio (Class 3)                                   7,284            6.70              -               -
 Global Bond Portfolio (Class 3)                                         32,783           18.02          1,289           18.00
 Global Equities Portfolio (Class 3)                                          -               -              -               -
 Growth Opportunities Portfolio (Class 3)                                26,835            5.99          5,074            5.99
 Growth-Income Portfolio (Class 3)                                        1,815            9.62          3,934            9.62
 High-Yield Bond Portfolio (Class 3)                                     25,694           16.60          1,043           16.59
International Diversified
  Equities Portfolio (Class 3)                                           10,361            7.75              -               -
International Growth and
  Income Portfolio (Class 3)                                             46,981            9.81              -               -
Marsico Focused Growth
  Portfolio (Class 3)                                                     3,660            9.99            880            9.99
MFS Massachusetts Investors
  Trust Portfolio (Class 3)                                              21,015           10.73          8,357           10.73
 MFS Total Return Portfolio (Class 3)                                    64,135           16.32          2,677           16.31
 Mid-Cap Growth Portfolio (Class 3)                                       9,443            9.35          4,767            9.34
 Real Estate Portfolio (Class 3)                                          7,396           29.28            952           29.27
 Small & Mid Cap Value Portfolio (Class 3)                               40,658           10.75          5,145           10.74
 Small Company Value Portfolio (Class 3)                                 39,460            9.64          3,867            9.64
 Technology Portfolio (Class 3)                                               -               -              -               -
 Telecom Utility Portfolio (Class 3)                                        363           12.23            736           12.21
 Total Return Bond Portfolio (Class 3)                                   34,772           19.54         14,337           19.53

INVESCO VARIABLE INSURANCE FUNDS (Series II):
Invesco Van Kampen V.I.
  Capital Growth Fund                                                     8,855  $        10.58              -  $            -
Invesco Van Kampen V.I.
  Comstock Fund                                                          88,793           12.78          8,108           12.78
Invesco Van Kampen V.I.
  Growth and Income Fund                                                 91,661           14.49          8,601           14.48

PRINCIPAL VARIABLE
CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                            -  $            -              -  $            -
 Equity Income Account                                                        -               -              -               -
 Government & High Quality Bond Account                                       -               -              -               -
 Income Account                                                               -               -              -               -
 LargeCap Blend Account II                                                    -               -              -               -
 LargeCap Growth Account                                                      -               -              -               -
 MidCap Blend Account                                                         -               -              -               -
 Money Market Account                                                         -               -              -               -
 Principal Capital Appreciation Account                                       -               -              -               -
 Real Estate Securities Account                                               -               -              -               -
 SAM Balanced Portfolio                                                       -               -              -               -
 SAM Conservative Balanced Portfolio                                          -               -              -               -
 SAM Conservative Growth Portfolio                                            -               -              -               -
 SAM Flexible Income Portfolio                                                -               -              -               -
 SAM Strategic Growth Portfolio                                               -               -              -               -
 Short-Term Income Account                                                    -               -              -               -
 SmallCap Growth Account II                                                   -               -              -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                               -  $            -              -  $            -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                  -               -              -               -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                  109,750  $        16.84          1,637  $        16.83
 Global Growth Fund                                                      78,993           21.97          4,914           21.96
 Growth Fund                                                             75,102           19.85          2,492           19.85
 Growth-Income Fund                                                     137,145           16.87            567           16.84

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                             42,174  $        11.73          1,565  $        11.72
 Mid Cap Value Portfolio                                                 12,651           13.86              -               -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                             -  $            -              -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                         22,736  $        10.79          3,517  $        10.78
 Franklin Templeton VIP Founding Funds Allocation Fund                   32,420            9.18              -               -

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                                -  $            -              -  $            -
 Allocation Growth Portfolio                                                  -               -              -               -
 Allocation Moderate Portfolio                                                -               -              -               -
 Allocation Moderate Growth Portfolio                                         -               -              -               -
 Real Return Portfolio                                                    1,681           12.24          6,089          12.23


                                                                    Contracts With Total         Contracts With Total
                                                                      Expenses of 1.15%            Expenses of 1.20%
                                                                  ---------------------------  ---------------------------
                                                                  Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units       accumulation     units       accumulation
Variable Accounts                                                 outstanding       units      outstanding       units
---------------------------------------------------------------------------------------------  ---------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                        -  $           -             -  $           -
 Capital Appreciation Portfolio (Class 1)                                    -              -             -              -
 Government and Quality Bond Portfolio (Class 1)                             -              -             -              -
 Growth Portfolio (Class 1)                                                  -              -             -              -
 Natural Resources Portfolio (Class 1)                                       -              -             -              -
 Asset Allocation Portfolio (Class 3)                                        -              -             -              -
 Capital Appreciation Portfolio (Class 3)                                4,096          12.10           858          15.37
 Government and Quality Bond Portfolio (Class 3)                         4,103          12.31         3,150          16.41
 Growth Portfolio (Class 3)                                                  -              -             -              -
 Natural Resources Portfolio (Class 3)                                     129          10.08             -              -

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                       -  $           -             -  $           -
 Alliance Growth Portfolio (Class 1)                                         -              -             -              -
 Balanced Portfolio (Class 1)                                                -              -             -              -
 Blue Chip Growth Portfolio (Class 1)                                        -              -             -              -
 Capital Growth Portfolio (Class 1)                                          -              -             -              -
 Cash Management Portfolio (Class 1)                                         -              -             -              -
 Corporate Bond Portfolio (Class 1)                                          -              -             -              -
 Davis Venture Value Portfolio (Class 1)                                     -              -             -              -
 "Dogs" of Wall Street Portfolio (Class 1)                                   -              -             -              -
 Emerging Markets Portfolio (Class 1)                                        -              -             -              -
 Equity Opportunities Portfolio (Class 1)                                    -              -             -              -
 Fundamental Growth Portfolio (Class 1)                                      -              -             -              -
 Global Bond Portfolio (Class 1)                                             -              -             -              -
 Global Equities Portfolio (Class 1)                                         -              -             -              -
 Growth Opportunities Portfolio (Class 1)                                    -              -             -              -
 Growth-Income Portfolio (Class 1)                                           -              -             -              -
 High-Yield Bond Portfolio (Class 1)                                         -              -             -              -
International Diversified
 Equities Portfolio (Class 1)                                                -              -             -              -
International Growth and
 Income Portfolio (Class 1)                                                  -              -             -              -
MFS Massachusetts Investors
 Trust Portfolio (Class 1)                                                   -              -             -              -
 MFS Total Return Portfolio (Class 1)                                        -              -             -              -
 Mid-Cap Growth Portfolio (Class 1)                                          -              -             -              -
 Real Estate Portfolio (Class 1)                                             -              -             -              -
 Technology Portfolio (Class 1)                                              -              -             -              -
 Telecom Utility Portfolio (Class 1)                                         -              -             -              -
 Total Return Bond Portfolio (Class 1)                                       -              -             -              -
 Aggressive Growth Portfolio (Class 3)                                       -              -             -              -
 Alliance Growth Portfolio (Class 3)                                       849          10.31             -              -
American Funds Asset Allocation
 SAST Portfolio (Class 3)                                                    -              -             -              -
American Funds Global Growth
  SAST Portfolio (Class 3)                                               9,382          10.33             -              -
American Funds Growth SAST
  Portfolio (Class 3)                                                    6,773           9.82             -              -
American Funds Growth-Income
  SAST Portfolio (Class 3)                                               1,946           9.34             -              -
 Balanced Portfolio (Class 3)                                              761          10.99           337           9.88
 Blue Chip Growth Portfolio (Class 3)                                    1,914          10.11           961           5.65
 Capital Growth Portfolio (Class 3)                                          -              -             -              -
 Cash Management Portfolio (Class 3)                                     9,275           9.93             -              -
 Corporate Bond Portfolio (Class 3)                                     11,734          14.40         2,224          20.41
 Davis Venture Value Portfolio (Class 3)                                10,210           9.52         1,615          13.44
 "Dogs" of Wall Street Portfolio (Class 3)                                 442          11.71             -              -
 Emerging Markets Portfolio (Class 3)                                    1,016          10.51           222          20.99
 Equity Opportunities Portfolio (Class 3)                                    -              -             -              -
 Foreign Value Portfolio (Class 3)                                      11,505           8.44         6,390           8.39
 Fundamental Growth Portfolio (Class 3)                                      -              -             -              -
 Global Bond Portfolio (Class 3)                                         3,160          13.41           530          17.52
 Global Equities Portfolio (Class 3)                                       592           8.75             -              -
 Growth Opportunities Portfolio (Class 3)                                3,668          11.37         3,270           6.18
 Growth-Income Portfolio (Class 3)                                       3,086           9.84         3,413           9.32
 High-Yield Bond Portfolio (Class 3)                                       765          11.44           766          16.16
International Diversified
  Equities Portfolio (Class 3)                                               -              -             -              -
International Growth and
  Income Portfolio (Class 3)                                                 -              -             -              -
Marsico Focused Growth
  Portfolio (Class 3)                                                    1,328          10.60           474           9.85
MFS Massachusetts Investors
  Trust Portfolio (Class 3)                                              5,557          10.40         3,130          10.31
 MFS Total Return Portfolio (Class 3)                                        -              -           210          15.87
 Mid-Cap Growth Portfolio (Class 3)                                      2,293          11.39         1,501           9.09
 Real Estate Portfolio (Class 3)                                         5,434           8.42           545          28.50
 Small & Mid Cap Value Portfolio (Class 3)                               9,420          11.23         2,784          10.59
 Small Company Value Portfolio (Class 3)                                 4,008          10.29         2,264           9.51
 Technology Portfolio (Class 3)                                            127          10.20             -              -
 Telecom Utility Portfolio (Class 3)                                         -              -             -              -
 Total Return Bond Portfolio (Class 3)                                  10,750          13.70         5,256          19.02

INVESCO VARIABLE
INSURANCE FUNDS (Series II):
Invesco Van Kampen V.I.
  Capital Growth Fund                                                        -  $           -             -  $           -
Invesco Van Kampen V.I.
  Comstock Fund                                                          5,864           9.35         2,445          12.46
Invesco Van Kampen V.I.
  Growth and Income Fund                                                 7,031           9.73         3,923          14.10

PRINCIPAL VARIABLE
CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                           -  $           -             -  $           -
 Equity Income Account                                                       -              -             -              -
 Government & High Quality Bond Account                                      -              -             -              -
 Income Account                                                              -              -             -              -
 LargeCap Blend Account II                                                   -              -             -              -
 LargeCap Growth Account                                                     -              -             -              -
 MidCap Blend Account                                                        -              -             -              -
 Money Market Account                                                        -              -             -              -
 Principal Capital Appreciation Account                                      -              -             -              -
 Real Estate Securities Account                                              -              -             -              -
 SAM Balanced Portfolio                                                      -              -             -              -
 SAM Conservative Balanced Portfolio                                         -              -             -              -
 SAM Conservative Growth Portfolio                                           -              -             -              -
 SAM Flexible Income Portfolio                                               -              -             -              -
 SAM Strategic Growth Portfolio                                              -              -             -              -
 Short-Term Income Account                                                   -              -             -              -
 SmallCap Growth Account II                                                  -              -             -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                              -  $           -             -  $           -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                 -              -             -              -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                       -  $           -           174  $       16.46
 Global Growth Fund                                                          -              -         2,284          21.47
 Growth Fund                                                                 -              -           983          19.40
 Growth-Income Fund                                                          -              -           958          16.47

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                             2,890  $        8.65           882  $       11.44
 Mid Cap Value Portfolio                                                     -              -             -              -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                            -  $           -             -              -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                        12,015  $       10.68           353  $       10.70
 Franklin Templeton VIP Founding Funds Allocation Fund                  29,826           9.08             -              -

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                               -  $           -             -  $           -
 Allocation Growth Portfolio                                                 -              -             -              -
 Allocation Moderate Portfolio                                               -              -             -              -
 Allocation Moderate Growth Portfolio                                    3,213          10.81             -              -
 Real Return Portfolio                                                   6,228          12.17         3,354          12.23

--------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris
     Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement
     Protector.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                      Contracts With Total           Contracts With Total
                                                                       Expenses of 1.30%               Expenses of 1.40%
                                                                   ---------------------------    ----------------------------
                                                                  Accumulation   Unit value of    Accumulation   Unit value of
                                                                      units       accumulation    units          accumulation
Variable Accounts                                                  outstanding       units        outstanding       units
----------------------------------------------------------------------------------------------   ------------   --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                        -  $            -              -  $            -
 Capital Appreciation Portfolio (Class 1)                                    -               -              -               -
 Government and Quality Bond Portfolio (Class 1)                             -               -              -               -
 Growth Portfolio (Class 1)                                                  -               -              -               -
 Natural Resources Portfolio (Class 1)                                       -               -              -               -
 Asset Allocation Portfolio (Class 3)                                       48           11.47              -               -
 Capital Appreciation Portfolio (Class 3)                               86,558           11.93          3,523           11.93
 Government and Quality Bond Portfolio (Class 3)                       143,516           12.14          4,640           12.15
 Growth Portfolio (Class 3)                                              5,348            9.74              -               -
 Natural Resources Portfolio (Class 3)                                   9,303            9.96              -               -

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                        -  $            -              -  $            -
 Alliance Growth Portfolio (Class 1)                                          -               -              -               -
 Balanced Portfolio (Class 1)                                                 -               -              -               -
 Blue Chip Growth Portfolio (Class 1)                                         -               -              -               -
 Capital Growth Portfolio (Class 1)                                           -               -              -               -
 Cash Management Portfolio (Class 1)                                          -               -              -               -
 Corporate Bond Portfolio (Class 1)                                           -               -              -               -
 Davis Venture Value Portfolio (Class 1)                                      -               -              -               -
 "Dogs" of Wall Street Portfolio (Class 1)                                    -               -              -               -
 Emerging Markets Portfolio (Class 1)                                         -               -              -               -
 Equity Opportunities Portfolio (Class 1)                                     -               -              -               -
 Fundamental Growth Portfolio (Class 1)                                       -               -              -               -
 Global Bond Portfolio (Class 1)                                              -               -              -               -
 Global Equities Portfolio (Class 1)                                          -               -              -               -
 Growth Opportunities Portfolio (Class 1)                                     -               -              -               -
 Growth-Income Portfolio (Class 1)                                            -               -              -               -
 High-Yield Bond Portfolio (Class 1)                                          -               -              -               -
 International Diversified Equities Portfolio (Class 1)                       -               -              -               -
 International Growth and Income Portfolio (Class 1)                          -               -              -               -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                        -               -              -               -
 MFS Total Return Portfolio (Class 1)                                         -               -              -               -
 Mid-Cap Growth Portfolio (Class 1)                                           -               -              -               -
 Real Estate Portfolio (Class 1)                                              -               -              -               -
 Technology Portfolio (Class 1)                                               -               -              -               -
 Telecom Utility Portfolio (Class 1)                                          -               -              -               -
 Total Return Bond Portfolio (Class 1)                                        -               -              -               -
 Aggressive Growth Portfolio (Class 3)                                    8,758            8.13              -               -
 Alliance Growth Portfolio (Class 3)                                      3,570           10.19              -               -
 American Funds Asset Allocation SAST Portfolio (Class 3)                12,771           10.19              -               -
 American Funds Global Growth SAST Portfolio (Class 3)                  268,689           10.19         11,846           10.20
 American Funds Growth SAST Portfolio (Class 3)                          97,206            9.69          3,614            9.69
 American Funds Growth-Income SAST Portfolio (Class 3)                   58,298            9.21          1,555            9.22
 Balanced Portfolio (Class 3)                                             3,313           10.86              -               -
 Blue Chip Growth Portfolio (Class 3)                                    59,032            9.92          2,294            9.96
 Capital Growth Portfolio (Class 3)                                           -            9.54              -               -
 Cash Management Portfolio (Class 3)                                          -            9.79              -               -
 Corporate Bond Portfolio (Class 3)                                     182,776           14.21          6,070           14.21
 Davis Venture Value Portfolio (Class 3)                                161,832            9.39          6,044            9.40
 "Dogs" of Wall Street Portfolio (Class 3)                                4,060           11.62              -               -
 Emerging Markets Portfolio (Class 3)                                    40,222           10.36          1,599           10.37
 Equity Opportunities Portfolio (Class 3)                                     -            9.62              -               -
 Foreign Value Portfolio (Class 3)                                      334,728            8.32         15,691            8.31
 Fundamental Growth Portfolio (Class 3)                                   4,365            9.77              -               -
 Global Bond Portfolio (Class 3)                                         52,196           13.22          1,072           13.23
 Global Equities Portfolio (Class 3)                                     10,168            8.59              -               -
 Growth Opportunities Portfolio (Class 3)                                96,374           11.21          5,395           11.22
 Growth-Income Portfolio (Class 3)                                       53,162            9.63          1,570            9.71
 High-Yield Bond Portfolio (Class 3)                                     35,447           11.26            547           11.29
 International Diversified Equities Portfolio (Class 3)                   8,893            8.45              -               -
 International Growth and Income Portfolio (Class 3)                      1,166            7.02              -               -
 Marsico Focused Growth Portfolio (Class 3)                              37,302           10.46          2,098           10.45
 MFS Massachusetts Investors Trust Portfolio (Class 3)                  167,366           10.28          7,676           10.25
 MFS Total Return Portfolio (Class 3)                                    28,624           10.61              -               -
 Mid-Cap Growth Portfolio (Class 3)                                      36,367           11.23          2,012           11.25
 Real Estate Portfolio (Class 3)                                        123,402            8.30          6,057            8.31
 Small & Mid Cap Value Portfolio (Class 3)                              177,083           11.07          7,621           11.08
 Small Company Value Portfolio (Class 3)                                104,272           10.15          5,767           10.16
 Technology Portfolio (Class 3)                                           1,608           10.07              -               -
 Telecom Utility Portfolio (Class 3)                                      2,136           12.46              -               -
 Total Return Bond Portfolio (Class 3)                                  366,855           13.42         10,753           13.50

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                                  -  $        10.96              -  $            -
 Invesco Van Kampen V.I. Comstock Fund                                  160,552            9.23          7,871            9.22
 Invesco Van Kampen V.I. Growth and Income Fund                         202,016            9.59          9,305            9.60

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                            -  $            -              -  $            -
 Equity Income Account                                                        -               -              -               -
 Government & High Quality Bond Account                                       -               -              -               -
 Income Account                                                               -               -              -               -
 LargeCap Blend Account II                                                    -               -              -               -
 LargeCap Growth Account                                                      -               -              -               -
 MidCap Blend Account                                                         -               -              -               -
 Money Market Account                                                         -               -              -               -
 Principal Capital Appreciation Account                                       -               -              -               -
 Real Estate Securities Account                                               -               -              -               -
 SAM Balanced Portfolio                                                       -               -              -               -
 SAM Conservative Balanced Portfolio                                          -               -              -               -
 SAM Conservative Growth Portfolio                                            -               -              -               -
 SAM Flexible Income Portfolio                                                -               -              -               -
 SAM Strategic Growth Portfolio                                               -               -              -               -
 Short-Term Income Account                                                    -               -              -               -
 SmallCap Growth Account II                                                   -               -              -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                               -  $            -              -  $            -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                  -               -              -               -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                        -  $            -              -  $            -
 Global Growth Fund                                                           -               -              -               -
 Growth Fund                                                                  -               -              -               -
 Growth-Income Fund                                                           -               -              -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                             91,851  $         8.50          4,225  $         8.51
 Mid Cap Value Portfolio                                                      -               -              -               -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                             -  $            -              -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                         52,629  $        10.63              -  $            -
 Franklin Templeton VIP Founding Funds Allocation Fund                    5,006            9.01              -               -

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                          168,563  $        11.39         36,117  $        11.44
 Allocation Growth Portfolio                                             19,914           10.30          1,125           10.34
 Allocation Moderate Portfolio                                          275,629           11.06              -           11.12
 Allocation Moderate Growth Portfolio                                   147,135           10.62         27,193           10.67
 Real Return Portfolio                                                  214,281           11.96          7,031           12.03


                                                                    Contracts With Total           Contracts With Total
                                                                      Expenses of 1.52%(1)         Expenses of 1.52%(2)
                                                                  ---------------------------  ---------------------------
                                                                  Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units       accumulation     units       accumulation
Variable Accounts                                                 outstanding       units      outstanding       units
--------------------------------------------------------------------------------------------   ---------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                  143,089  $       27.51             -  $                    -
 Capital Appreciation Portfolio (Class 1)                              176,146          48.00             -                       -
 Government and Quality Bond Portfolio (Class 1)                       270,324          21.03             -                       -
 Growth Portfolio (Class 1)                                            127,178          30.92             -                       -
 Natural Resources Portfolio (Class 1)                                  52,720          46.36             -                       -
 Asset Allocation Portfolio (Class 3)                                   92,304          26.80         2,106                   26.80
 Capital Appreciation Portfolio (Class 3)                              213,786          46.95        29,778                   46.95
 Government and Quality Bond Portfolio (Class 3)                       790,018          20.52       167,655                   20.52
 Growth Portfolio (Class 3)                                            153,763          30.22        15,494                   30.22
 Natural Resources Portfolio (Class 3)                                  63,985          45.27        10,900                   45.27

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                 137,650  $       12.83             -  $                    -
 Alliance Growth Portfolio (Class 1)                                   270,337          31.70             -                       -
 Balanced Portfolio (Class 1)                                          173,860          16.84             -                       -
 Blue Chip Growth Portfolio (Class 1)                                   91,243           5.96             -                       -
 Capital Growth Portfolio (Class 1)                                     45,633           7.30             -                       -
 Cash Management Portfolio (Class 1)                                   264,303          13.07             -                       -
 Corporate Bond Portfolio (Class 1)                                    163,105          25.03             -                       -
 Davis Venture Value Portfolio (Class 1)                               451,534          33.90             -                       -
 "Dogs" of Wall Street Portfolio (Class 1)                              80,349          13.78             -                       -
 Emerging Markets Portfolio (Class 1)                                  135,746          16.92             -                       -
 Equity Opportunities Portfolio (Class 1)                              114,953          18.40             -                       -
 Fundamental Growth Portfolio (Class 1)                                137,347          16.84             -                       -
 Global Bond Portfolio (Class 1)                                        84,541          23.73             -                       -
 Global Equities Portfolio (Class 1)                                    89,736          18.72             -                       -
 Growth Opportunities Portfolio (Class 1)                               60,075           5.88             -                       -
 Growth-Income Portfolio (Class 1)                                     232,575          28.83             -                       -
 High-Yield Bond Portfolio (Class 1)                                   192,840          22.80             -                       -
 International Diversified Equities Portfolio (Class 1)                219,294          11.28             -                       -
 International Growth and Income Portfolio (Class 1)                   177,099          11.99             -                       -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                 118,888          22.48             -                       -
 MFS Total Return Portfolio (Class 1)                                  202,515          28.13             -                       -
 Mid-Cap Growth Portfolio (Class 1)                                    173,009          11.23             -                       -
 Real Estate Portfolio (Class 1)                                        71,959          23.67             -                       -
 Technology Portfolio (Class 1)                                        101,740           2.27             -                       -
 Telecom Utility Portfolio (Class 1)                                    55,016          16.98             -                       -
 Total Return Bond Portfolio (Class 1)                                  79,186          27.77             -                       -
 Aggressive Growth Portfolio (Class 3)                                  29,574          12.49        63,413                   12.49
 Alliance Growth Portfolio (Class 3)                                   156,206          30.81        15,469                   30.81
 American Funds Asset Allocation SAST Portfolio (Class 3)               65,466          10.15       181,615                   10.15
 American Funds Global Growth SAST Portfolio (Class 3)                 287,722          10.06       258,200                   10.06
 American Funds Growth SAST Portfolio (Class 3)                        312,058           9.68       195,790                    9.68
 American Funds Growth-Income SAST Portfolio (Class 3)                 422,209           9.00       195,130                    9.00
 Balanced Portfolio (Class 3)                                           62,108          16.42           532                   16.42
 Blue Chip Growth Portfolio (Class 3)                                  143,019           5.82        93,801                    5.82
 Capital Growth Portfolio (Class 3)                                    173,533           7.11        62,629                    7.11
 Cash Management Portfolio (Class 3)                                   431,246          12.76        58,826                   12.76
 Corporate Bond Portfolio (Class 3)                                    450,173          24.34       138,372                   24.34
 Davis Venture Value Portfolio (Class 3)                               370,878          33.06        61,767                   33.06
 "Dogs" of Wall Street Portfolio (Class 3)                              51,293          13.45        24,361                   13.45
 Emerging Markets Portfolio (Class 3)                                  163,764          16.49        72,064                   16.49
 Equity Opportunities Portfolio (Class 3)                               50,334          17.95         3,000                   17.95
 Foreign Value Portfolio (Class 3)                                     599,374          14.64       169,288                   14.64
 Fundamental Growth Portfolio (Class 3)                                118,461          16.42        45,995                   16.42
 Global Bond Portfolio (Class 3)                                       120,089          23.16        55,864                   23.16
 Global Equities Portfolio (Class 3)                                    34,853          18.22        10,030                   18.22
 Growth Opportunities Portfolio (Class 3)                              321,427           5.74       190,249                    5.74
 Growth-Income Portfolio (Class 3)                                      12,551          28.10         2,096                   28.10
 High-Yield Bond Portfolio (Class 3)                                    76,324          22.26        16,251                   22.26
 International Diversified Equities Portfolio (Class 3)                571,411          11.02        95,145                   11.02
 International Growth and Income Portfolio (Class 3)                   467,639          11.67       160,739                   11.67
 Marsico Focused Growth Portfolio (Class 3)                            126,281          11.22        34,248                   11.23
 MFS Massachusetts Investors Trust Portfolio (Class 3)                 133,438          21.97        62,421                   21.97
 MFS Total Return Portfolio (Class 3)                                  213,964          27.45        16,905                   27.45
 Mid-Cap Growth Portfolio (Class 3)                                    226,666          10.96        39,678                   10.96
 Real Estate Portfolio (Class 3)                                       178,300          23.10        71,675                   23.10
 Small & Mid Cap Value Portfolio (Class 3)                             416,784          18.35       162,465                   18.35
 Small Company Value Portfolio (Class 3)                               259,839           9.28       147,026                    9.28
 Technology Portfolio (Class 3)                                        353,403           2.21        46,189                    2.21
 Telecom Utility Portfolio (Class 3)                                    20,156          16.58         9,093                   16.58
 Total Return Bond Portfolio (Class 3)                                 215,611          27.13       203,474                   27.13

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                            24,127  $       10.06         9,711  $                 9.95
 Invesco Van Kampen V.I. Comstock Fund                                 278,187          12.03       126,148                   11.95
 Invesco Van Kampen V.I. Growth and Income Fund                        721,949          13.45       206,631                   13.50

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                           -  $           -             -  $                    -
 Equity Income Account                                                       -              -             -                       -
 Government & High Quality Bond Account                                      -              -             -                       -
 Income Account                                                              -              -             -                       -
 LargeCap Blend Account II                                                   -              -             -                       -
 LargeCap Growth Account                                                     -              -             -                       -
 MidCap Blend Account                                                        -              -             -                       -
 Money Market Account                                                        -              -             -                       -
 Principal Capital Appreciation Account                                      -              -             -                       -
 Real Estate Securities Account                                              -              -             -                       -
 SAM Balanced Portfolio                                                  8,230          10.43        33,503                   10.43
 SAM Conservative Balanced Portfolio                                         -              -             -                       -
 SAM Conservative Growth Portfolio                                           -              -             -                       -
 SAM Flexible Income Portfolio                                               -              -             -                       -
 SAM Strategic Growth Portfolio                                              -              -             -                       -
 Short-Term Income Account                                                   -              -             -                       -
 SmallCap Growth Account II                                                  -              -             -                       -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                          4,910  $       19.40           571  $                19.47
 Columbia Variable Portfolio - Marsico Focused Equities Fund            21,216          11.00         9,844                   10.96

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                       -  $           -             -  $                    -
 Global Growth Fund                                                    278,009          20.65             -                       -
 Growth Fund                                                           334,771          18.66             -                       -
 Growth-Income Fund                                                    459,167          15.86             -                       -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                           471,403  $       10.99       156,219  $                10.99
 Mid Cap Value Portfolio                                                     -              -             -                       -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                       10,952  $        9.09             -  $                    -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                       201,334  $       10.52        69,031  $                10.52
 Franklin Templeton VIP Founding Funds Allocation Fund                 144,812           8.94        46,106                    8.94

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                               -  $           -        25,578  $                11.33
 Allocation Growth Portfolio                                                 -              -        86,312                   10.25
 Allocation Moderate Portfolio                                               -              -       107,109                   11.01
 Allocation Moderate Growth Portfolio                                        -              -        40,982                   10.58
 Real Return Portfolio                                                  20,628          11.90        80,615                   11.90

--------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris
     Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement
     Protector.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                      Contracts With Total            Contracts With Total
                                                                       Expenses of 1.55%(3)           Expenses of 1.55%(4)
                                                                  ----------------------------    ----------------------------
                                                                  Accumulation   Unit value of    Accumulation   Unit value of
                                                                      units       accumulation       units       accumulation
Variable Accounts                                                  outstanding       units        outstanding       units
----------------------------------------------------------------------------------------------   ------------   --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                         -  $            -              -  $            -
 Capital Appreciation Portfolio (Class 1)                                     -               -              -               -
 Government and Quality Bond Portfolio (Class 1)                              -               -              -               -
 Growth Portfolio (Class 1)                                                   -               -              -               -
 Natural Resources Portfolio (Class 1)                                        -               -              -               -
 Asset Allocation Portfolio (Class 3)                                         -               -          3,988           11.37
 Capital Appreciation Portfolio (Class 3)                                 5,655           47.79         47,779           11.83
 Government and Quality Bond Portfolio (Class 3)                              -               -         74,048           12.06
 Growth Portfolio (Class 3)                                                   -               -             22            9.67
 Natural Resources Portfolio (Class 3)                                        -               -          4,879            9.88

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                        -  $            -              -  $            -
 Alliance Growth Portfolio (Class 1)                                          -               -              -               -
 Balanced Portfolio (Class 1)                                                 -               -              -               -
 Blue Chip Growth Portfolio (Class 1)                                         -               -              -               -
 Capital Growth Portfolio (Class 1)                                           -               -              -               -
 Cash Management Portfolio (Class 1)                                          -               -              -               -
 Corporate Bond Portfolio (Class 1)                                           -               -              -               -
 Davis Venture Value Portfolio (Class 1)                                      -               -              -               -
 "Dogs" of Wall Street Portfolio (Class 1)                                    -               -              -               -
 Emerging Markets Portfolio (Class 1)                                         -               -              -               -
 Equity Opportunities Portfolio (Class 1)                                     -               -              -               -
 Fundamental Growth Portfolio (Class 1)                                       -               -              -               -
 Global Bond Portfolio (Class 1)                                              -               -              -               -
 Global Equities Portfolio (Class 1)                                          -               -              -               -
 Growth Opportunities Portfolio (Class 1)                                     -               -              -               -
 Growth-Income Portfolio (Class 1)                                            -               -              -               -
 High-Yield Bond Portfolio (Class 1)                                          -               -              -               -
 International Diversified Equities Portfolio (Class 1)                       -               -              -               -
 International Growth and Income Portfolio (Class 1)                          -               -              -               -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                        -               -              -               -
 MFS Total Return Portfolio (Class 1)                                         -               -              -               -
 Mid-Cap Growth Portfolio (Class 1)                                           -               -              -               -
 Real Estate Portfolio (Class 1)                                              -               -              -               -
 Technology Portfolio (Class 1)                                               -               -              -               -
 Telecom Utility Portfolio (Class 1)                                          -               -              -               -
 Total Return Bond Portfolio (Class 1)                                        -               -              -               -
 Aggressive Growth Portfolio (Class 3)                                        -               -          4,569            8.06
 Alliance Growth Portfolio (Class 3)                                      1,718           30.82          3,349           10.09
 American Funds Asset Allocation SAST Portfolio (Class 3)                     -               -         12,147           10.11
 American Funds Global Growth SAST Portfolio (Class 3)                        -               -        139,965           10.12
 American Funds Growth SAST Portfolio (Class 3)                               -               -         72,689            9.62
 American Funds Growth-Income SAST Portfolio (Class 3)                        -               -         25,560            9.15
 Balanced Portfolio (Class 3)                                                 -               -         11,260           10.78
 Blue Chip Growth Portfolio (Class 3)                                         -               -         36,291            9.85
 Capital Growth Portfolio (Class 3)                                           -               -              -               -
 Cash Management Portfolio (Class 3)                                          -               -              -            9.72
 Corporate Bond Portfolio (Class 3)                                           -               -         89,726           14.10
 Davis Venture Value Portfolio (Class 3)                                      -               -         89,253            9.32
 "Dogs" of Wall Street Portfolio (Class 3)                                    -               -          9,714           11.49
 Emerging Markets Portfolio (Class 3)                                         -               -         14,582           10.29
 Equity Opportunities Portfolio (Class 3)                                     -               -              -               -
 Foreign Value Portfolio (Class 3)                                            -               -        192,557            8.26
 Fundamental Growth Portfolio (Class 3)                                       -               -          4,222            9.68
 Global Bond Portfolio (Class 3)                                              -               -         28,601           13.13
 Global Equities Portfolio (Class 3)                                      1,307           18.37          4,743            8.51
 Growth Opportunities Portfolio (Class 3)                                     -               -         60,201           11.13
 Growth-Income Portfolio (Class 3)                                            -               -         36,708            9.55
 High-Yield Bond Portfolio (Class 3)                                          -               -         15,396           11.17
 International Diversified Equities Portfolio (Class 3)                       -               -          1,128            8.39
 International Growth and Income Portfolio (Class 3)                          -               -         11,894            6.95
 Marsico Focused Growth Portfolio (Class 3)                                   -               -         28,068           10.38
 MFS Massachusetts Investors Trust Portfolio (Class 3)                        -               -         90,366           10.21
 MFS Total Return Portfolio (Class 3)                                         -               -         16,554           10.54
 Mid-Cap Growth Portfolio (Class 3)                                       9,484           10.97         22,394           11.15
 Real Estate Portfolio (Class 3)                                              -               -         78,101            8.24
 Small & Mid Cap Value Portfolio (Class 3)                                    -               -         99,839           11.00
 Small Company Value Portfolio (Class 3)                                      -               -         61,733           10.07
 Technology Portfolio (Class 3)                                             465            2.21          1,273           10.00
 Telecom Utility Portfolio (Class 3)                                          -               -          1,175           12.30
 Total Return Bond Portfolio (Class 3)                                        -               -        186,066           13.33

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                                  -  $            -          2,239  $        10.88
 Invesco Van Kampen V.I. Comstock Fund                                    2,875           11.97         88,563            9.16
 Invesco Van Kampen V.I. Growth and Income Fund                               -               -        109,122            9.52

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                       54,045  $         5.61              -  $            -
 Equity Income Account                                                   54,152            9.61              -               -
 Government & High Quality Bond Account                                   1,181            8.00              -               -
 Income Account                                                          17,607            9.15              -               -
 LargeCap Blend Account II                                                8,612            6.22              -               -
 LargeCap Growth Account                                                  5,065            6.56              -               -
 MidCap Blend Account                                                    30,527           10.84              -               -
 Money Market Account                                                        12            5.80              -               -
 Principal Capital Appreciation Account                                  14,512           12.20              -               -
 Real Estate Securities Account                                             412           18.98              -               -
 SAM Balanced Portfolio                                                 270,632           10.40              -               -
 SAM Conservative Balanced Portfolio                                      7,744            7.88              -               -
 SAM Conservative Growth Portfolio                                       50,307           10.22              -               -
 SAM Flexible Income Portfolio                                           39,378            9.31              -               -
 SAM Strategic Growth Portfolio                                          21,185           10.65              -               -
 Short-Term Income Account                                                5,755            7.27              -               -
 SmallCap Growth Account II                                               2,124            6.08              -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                               -  $            -              -  $            -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                  -               -              -               -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                        -  $            -              -  $            -
 Global Growth Fund                                                           -               -              -               -
 Growth Fund                                                                  -               -              -               -
 Growth-Income Fund                                                           -               -              -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                                  -  $            -         47,122  $         8.44
 Mid Cap Value Portfolio                                                      -               -              -               -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                             -  $            -              -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                              -  $            -         46,486  $        10.55
 Franklin Templeton VIP Founding Funds Allocation Fund                        -               -          6,584            8.94

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                                -  $            -         73,006  $        11.32
 Allocation Growth Portfolio                                                  -               -            714           10.24
 Allocation Moderate Portfolio                                                -               -        125,666           11.01
 Allocation Moderate Growth Portfolio                                         -               -         25,168           10.56
 Real Return Portfolio                                                        -               -        100,952          11.90


                                                                     Contracts With Total           Contracts With Total
                                                                       Expenses of 1.65%              Expenses of 1.70%
                                                                  ---------------------------  --------------------------------
                                                                  Accumulation  Unit value of  Accumulation      Unit value of
                                                                     units       accumulation     units           accumulation
Variable Accounts                                                 outstanding       units      outstanding           units
---------------------------------------------------------------------------------------------  --------------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                        -  $           -                  -  $           -
 Capital Appreciation Portfolio (Class 1)                                    -              -                  -              -
 Government and Quality Bond Portfolio (Class 1)                             -              -                  -              -
 Growth Portfolio (Class 1)                                                  -              -                  -              -
 Natural Resources Portfolio (Class 1)                                       -              -                  -              -
 Asset Allocation Portfolio (Class 3)                                    3,530          11.31                  -              -
 Capital Appreciation Portfolio (Class 3)                               19,506          11.74                798          46.54
 Government and Quality Bond Portfolio (Class 3)                        60,435          11.97                  -              -
 Growth Portfolio (Class 3)                                              3,322           9.59                  -              -
 Natural Resources Portfolio (Class 3)                                  10,982           9.78                  -              -

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                       -  $           -                  -  $           -
 Alliance Growth Portfolio (Class 1)                                         -              -                  -              -
 Balanced Portfolio (Class 1)                                                -              -                  -              -
 Blue Chip Growth Portfolio (Class 1)                                        -              -                  -              -
 Capital Growth Portfolio (Class 1)                                          -              -                  -              -
 Cash Management Portfolio (Class 1)                                         -              -                  -              -
 Corporate Bond Portfolio (Class 1)                                          -              -                  -              -
 Davis Venture Value Portfolio (Class 1)                                     -              -                  -              -
 "Dogs" of Wall Street Portfolio (Class 1)                                   -              -                  -              -
 Emerging Markets Portfolio (Class 1)                                        -              -                  -              -
 Equity Opportunities Portfolio (Class 1)                                    -              -                  -              -
 Fundamental Growth Portfolio (Class 1)                                      -              -                  -              -
 Global Bond Portfolio (Class 1)                                             -              -                  -              -
 Global Equities Portfolio (Class 1)                                         -              -                  -              -
 Growth Opportunities Portfolio (Class 1)                                    -              -                  -              -
 Growth-Income Portfolio (Class 1)                                           -              -                  -              -
 High-Yield Bond Portfolio (Class 1)                                         -              -                  -              -
 International Diversified Equities Portfolio (Class 1)                      -              -                  -              -
 International Growth and Income Portfolio (Class 1)                         -              -                  -              -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                       -              -                  -              -
 MFS Total Return Portfolio (Class 1)                                        -              -                  -              -
 Mid-Cap Growth Portfolio (Class 1)                                          -              -                  -              -
 Real Estate Portfolio (Class 1)                                             -              -                  -              -
 Technology Portfolio (Class 1)                                              -              -                  -              -
 Telecom Utility Portfolio (Class 1)                                         -              -                  -              -
 Total Return Bond Portfolio (Class 1)                                       -              -                  -              -
 Aggressive Growth Portfolio (Class 3)                                  11,777           8.08                  -              -
 Alliance Growth Portfolio (Class 3)                                         9          10.03                189          30.13
 American Funds Asset Allocation SAST Portfolio (Class 3)               19,983          10.06                  -              -
 American Funds Global Growth SAST Portfolio (Class 3)                  72,562          10.06                  -              -
 American Funds Growth SAST Portfolio (Class 3)                         57,497           9.57                  -              -
 American Funds Growth-Income SAST Portfolio (Class 3)                  42,074           9.10                  -              -
 Balanced Portfolio (Class 3)                                            2,273          10.68                  -              -
 Blue Chip Growth Portfolio (Class 3)                                   11,148           9.80                  -              -
 Capital Growth Portfolio (Class 3)                                      3,005           9.37                  -              -
 Cash Management Portfolio (Class 3)                                        13           9.66                  -              -
 Corporate Bond Portfolio (Class 3)                                     71,258          14.00                  -              -
 Davis Venture Value Portfolio (Class 3)                                30,363           9.27                  -              -
 "Dogs" of Wall Street Portfolio (Class 3)                               4,757          11.43                  -              -
 Emerging Markets Portfolio (Class 3)                                   21,847          10.20                  -              -
 Equity Opportunities Portfolio (Class 3)                                   63           9.48                  -              -
 Foreign Value Portfolio (Class 3)                                      92,417           8.22                  -              -
 Fundamental Growth Portfolio (Class 3)                                  5,114           9.59                  -              -
 Global Bond Portfolio (Class 3)                                        45,008          13.06                  -              -
 Global Equities Portfolio (Class 3)                                     6,918           8.47              2,455          18.02
 Growth Opportunities Portfolio (Class 3)                               18,213          11.07                  -              -
 Growth-Income Portfolio (Class 3)                                      19,667           9.55                  -              -
 High-Yield Bond Portfolio (Class 3)                                     9,786          11.08                  -              -
 International Diversified Equities Portfolio (Class 3)                  6,580           8.31                  -              -
 International Growth and Income Portfolio (Class 3)                    31,354           6.90                  -              -
 Marsico Focused Growth Portfolio (Class 3)                             13,409          10.30                  -              -
 MFS Massachusetts Investors Trust Portfolio (Class 3)                  31,097          10.11                  -              -
 MFS Total Return Portfolio (Class 3)                                    7,153          10.48                  -              -
 Mid-Cap Growth Portfolio (Class 3)                                      8,502          11.10                299          10.83
 Real Estate Portfolio (Class 3)                                        34,232           8.18                  -              -
 Small & Mid Cap Value Portfolio (Class 3)                              60,948          10.94                  -              -
 Small Company Value Portfolio (Class 3)                                20,298          10.03                  -              -
 Technology Portfolio (Class 3)                                            945           9.93                 54           2.07
 Telecom Utility Portfolio (Class 3)                                     2,211          12.29                  -              -
 Total Return Bond Portfolio (Class 3)                                 113,069          13.28                  -              -

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                             4,598  $       10.85                  -  $           -
 Invesco Van Kampen V.I. Comstock Fund                                  28,914           9.11                 12          11.76
 Invesco Van Kampen V.I. Growth and Income Fund                         40,575           9.45                  -              -

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                           -  $           -             12,945  $        5.51
 Equity Income Account                                                       -              -             23,070           9.46
 Government & High Quality Bond Account                                      -              -                 53           7.89
 Income Account                                                              -              -              9,607           9.02
 LargeCap Blend Account II                                                   -              -              2,496           6.13
 LargeCap Growth Account                                                     -              -                 20           6.46
 MidCap Blend Account                                                        -              -             96,206          10.71
 Money Market Account                                                        -              -             18,805           5.70
 Principal Capital Appreciation Account                                      -              -             11,773          12.02
 Real Estate Securities Account                                              -              -                651          18.54
 SAM Balanced Portfolio                                                      -              -            203,511          10.25
 SAM Conservative Balanced Portfolio                                         -              -             18,711           7.78
 SAM Conservative Growth Portfolio                                           -              -             38,515          10.08
 SAM Flexible Income Portfolio                                               -              -              9,462           9.17
 SAM Strategic Growth Portfolio                                              -              -              4,514          10.49
 Short-Term Income Account                                                   -              -                 15           7.17
 SmallCap Growth Account II                                                  -              -              4,036           5.99

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                              -  $           -                  -  $           -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                 -              -                  -              -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                       -  $           -                  -  $           -
 Global Growth Fund                                                          -              -                  -              -
 Growth Fund                                                                 -              -                  -              -
 Growth-Income Fund                                                          -              -                  -              -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                            23,550  $        8.36                  -  $           -
 Mid Cap Value Portfolio                                                     -              -                  -              -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                            -  $           -                  -  $           -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                        60,836  $       10.48                  -  $           -
 Franklin Templeton VIP Founding Funds Allocation Fund                   1,691           8.91                  -              -

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                          48,044  $       11.24                  -  $           -
 Allocation Growth Portfolio                                             7,306          10.17                  -              -
 Allocation Moderate Portfolio                                          67,479          10.93                  -              -
 Allocation Moderate Growth Portfolio                                  101,679          10.49                  -              -
 Real Return Portfolio                                                  40,278          11.81                  -              -

---------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris
     Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement
     Protector.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2011
                                  (continued)

                                                                      Contracts With Total           Contracts With Total
                                                                       Expenses of 1.72%               Expenses of 1.77%
                                                                   ---------------------------   -----------------------------
                                                                  Accumulation   Unit value of    Accumulation   Unit value of
                                                                      units       Accumulation       units       accumulation
Variable Accounts                                                  outstanding       units        outstanding       units
----------------------------------------------------------------------------------------------   -------------  --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                         -  $            -              -  $            -
 Capital Appreciation Portfolio (Class 1)                                     -               -              -               -
 Government and Quality Bond Portfolio (Class 1)                              -               -              -               -
 Growth Portfolio (Class 1)                                                   -               -              -               -
 Natural Resources Portfolio (Class 1)                                        -               -              -               -
 Asset Allocation Portfolio (Class 3)                                     3,483           26.33            225           26.43
 Capital Appreciation Portfolio (Class 3)                                18,548           46.11         34,521           45.86
 Government and Quality Bond Portfolio (Class 3)                         67,016           20.15        198,860           20.04
 Growth Portfolio (Class 3)                                              10,863           29.66         17,686           29.49
 Natural Resources Portfolio (Class 3)                                   21,440           44.37         44,562           44.23

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                        -  $            -              -  $            -
 Alliance Growth Portfolio (Class 1)                                          -               -              -               -
 Balanced Portfolio (Class 1)                                                 -               -              -               -
 Blue Chip Growth Portfolio (Class 1)                                         -               -              -               -
 Capital Growth Portfolio (Class 1)                                           -               -              -               -
 Cash Management Portfolio (Class 1)                                          -               -              -               -
 Corporate Bond Portfolio (Class 1)                                           -               -              -               -
 Davis Venture Value Portfolio (Class 1)                                      -               -              -               -
 "Dogs" of Wall Street Portfolio (Class 1)                                    -               -              -               -
 Emerging Markets Portfolio (Class 1)                                         -               -              -               -
 Equity Opportunities Portfolio (Class 1)                                     -               -              -               -
 Fundamental Growth Portfolio (Class 1)                                       -               -              -               -
 Global Bond Portfolio (Class 1)                                              -               -              -               -
 Global Equities Portfolio (Class 1)                                          -               -              -               -
 Growth Opportunities Portfolio (Class 1)                                     -               -              -               -
 Growth-Income Portfolio (Class 1)                                            -               -              -               -
 High-Yield Bond Portfolio (Class 1)                                          -               -              -               -
 International Diversified Equities Portfolio (Class 1)                       -               -              -               -
 International Growth and Income Portfolio (Class 1)                          -               -              -               -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                        -               -              -               -
 MFS Total Return Portfolio (Class 1)                                         -               -              -               -
 Mid-Cap Growth Portfolio (Class 1)                                           -               -              -               -
 Real Estate Portfolio (Class 1)                                              -               -              -               -
 Technology Portfolio (Class 1)                                               -               -              -               -
 Telecom Utility Portfolio (Class 1)                                          -               -              -               -
 Total Return Bond Portfolio (Class 1)                                        -               -              -               -
 Aggressive Growth Portfolio (Class 3)                                   15,652           12.23          3,704           12.20
 Alliance Growth Portfolio (Class 3)                                     22,678           30.24          7,238           30.08
 American Funds Asset Allocation SAST Portfolio (Class 3)                     -               -         70,563           10.02
 American Funds Global Growth SAST Portfolio (Class 3)                        -               -        361,270            9.93
 American Funds Growth SAST Portfolio (Class 3)                               -               -        243,152            9.56
 American Funds Growth-Income SAST Portfolio (Class 3)                        -               -        219,559            8.88
 Balanced Portfolio (Class 3)                                               992           16.10          4,431           16.03
 Blue Chip Growth Portfolio (Class 3)                                    16,328            5.71         91,934            5.68
 Capital Growth Portfolio (Class 3)                                      17,839            6.98         61,718            7.00
 Cash Management Portfolio (Class 3)                                     44,096           12.52         19,078           12.44
 Corporate Bond Portfolio (Class 3)                                      40,041           23.97        159,678           23.80
 Davis Venture Value Portfolio (Class 3)                                 54,272           32.46         66,220           32.27
 "Dogs" of Wall Street Portfolio (Class 3)                                3,325           13.20         12,449           13.15
 Emerging Markets Portfolio (Class 3)                                    50,986           16.16        100,720           16.11
 Equity Opportunities Portfolio (Class 3)                                 3,190           17.60            472           17.52
 Foreign Value Portfolio (Class 3)                                       71,103           14.37        241,666           14.29
 Fundamental Growth Portfolio (Class 3)                                   6,242           16.08         49,421           16.02
 Global Bond Portfolio (Class 3)                                          6,173           22.67         55,374           22.53
 Global Equities Portfolio (Class 3)                                     10,818           17.90         15,991           17.73
 Growth Opportunities Portfolio (Class 3)                                39,571            5.62        256,157            5.61
 Growth-Income Portfolio (Class 3)                                          561           27.56          1,643           27.43
 High-Yield Bond Portfolio (Class 3)                                      5,827           21.82         18,022           21.72
 International Diversified Equities Portfolio (Class 3)                  55,443           10.81         83,966           10.76
 International Growth and Income Portfolio (Class 3)                     40,121           11.48        162,521           11.43
 Marsico Focused Growth Portfolio (Class 3)                                   -               -         52,867           10.96
 MFS Massachusetts Investors Trust Portfolio (Class 3)                    4,470           21.56         94,759           21.45
 MFS Total Return Portfolio (Class 3)                                    21,777           26.93          9,116           26.79
 Mid-Cap Growth Portfolio (Class 3)                                      80,893           10.76         47,611           10.69
 Real Estate Portfolio (Class 3)                                         37,202           22.66         95,204           22.56
 Small & Mid Cap Value Portfolio (Class 3)                               87,245           18.00        215,046           17.90
 Small Company Value Portfolio (Class 3)                                 25,096            9.18        183,805            9.15
 Technology Portfolio (Class 3)                                          86,095            2.17         59,169            2.16
 Telecom Utility Portfolio (Class 3)                                          -               -          4,219           16.36
 Total Return Bond Portfolio (Class 3)                                        -               -        210,720           26.68

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                             17,813  $         9.88         18,336  $         9.71
 Invesco Van Kampen V.I. Comstock Fund                                   22,856           11.84        174,021           11.68
 Invesco Van Kampen V.I. Growth and Income Fund                          50,509           13.20        276,176           13.19

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                            -  $            -              -  $            -
 Equity Income Account                                                        -               -              -               -
 Government & High Quality Bond Account                                       -               -              -               -
 Income Account                                                               -               -              -               -
 LargeCap Blend Account II                                                    -               -              -               -
 LargeCap Growth Account                                                      -               -              -               -
 MidCap Blend Account                                                         -               -              -               -
 Money Market Account                                                         -               -              -               -
 Principal Capital Appreciation Account                                       -               -              -               -
 Real Estate Securities Account                                               -               -              -               -
 SAM Balanced Portfolio                                                       -               -        304,842           10.15
 SAM Conservative Balanced Portfolio                                          -               -            625           10.88
 SAM Conservative Growth Portfolio                                            -               -              -               -
 SAM Flexible Income Portfolio                                                -               -         16,380           11.36
 SAM Strategic Growth Portfolio                                               -               -              -               -
 Short-Term Income Account                                                    -               -              -               -
 SmallCap Growth Account II                                                   -               -              -               -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                           4,015  $        19.04          1,616  $        18.97
 Columbia Variable Portfolio - Marsico Focused Equities Fund             16,751           10.81          3,282           10.66

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                        -  $            -              -  $            -
 Global Growth Fund                                                      49,138           20.27              -               -
 Growth Fund                                                             80,662           18.31              -               -
 Growth-Income Fund                                                      81,565           15.56              -               -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                             30,680  $        10.75        172,809  $        10.72
 Mid Cap Value Portfolio                                                      -               -              -               -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                             -  $            -              -  $            -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                              -  $            -         90,427  $        10.42
 Franklin Templeton VIP Founding Funds Allocation Fund                        -               -         49,564            8.86

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                                -  $            -         21,992  $        11.28
 Allocation Growth Portfolio                                                  -               -          3,629           10.20
 Allocation Moderate Portfolio                                                -               -          3,186           10.96
 Allocation Moderate Growth Portfolio                                         -               -         30,694           10.52
 Real Return Portfolio                                                        -               -        121,533          11.85


                                                                     Contracts With Total          Contracts With Total
                                                                       Expenses of 1.80%            Expenses of 1.90%
                                                                  ---------------------------  ---------------------------
                                                                  Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units       accumulation     units       accumulation
Variable Accounts                                                 outstanding       units      outstanding       units
--------------------------------------------------------------------------------------------   ---------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                                        -  $           -             -  $           -
 Capital Appreciation Portfolio (Class 1)                                    -              -             -              -
 Government and Quality Bond Portfolio (Class 1)                             -              -             -              -
 Growth Portfolio (Class 1)                                                  -              -             -              -
 Natural Resources Portfolio (Class 1)                                       -              -             -              -
 Asset Allocation Portfolio (Class 3)                                        -              -         9,865          11.14
 Capital Appreciation Portfolio (Class 3)                                  453          11.68        29,531          11.57
 Government and Quality Bond Portfolio (Class 3)                           833          11.89        82,877          11.85
 Growth Portfolio (Class 3)                                                  -              -        12,311           9.50
 Natural Resources Portfolio (Class 3)                                       -              -        21,548           9.66

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                                       -  $           -             -  $           -
 Alliance Growth Portfolio (Class 1)                                         -              -             -              -
 Balanced Portfolio (Class 1)                                                -              -             -              -
 Blue Chip Growth Portfolio (Class 1)                                        -              -             -              -
 Capital Growth Portfolio (Class 1)                                          -              -             -              -
 Cash Management Portfolio (Class 1)                                         -              -             -              -
 Corporate Bond Portfolio (Class 1)                                          -              -             -              -
 Davis Venture Value Portfolio (Class 1)                                     -              -             -              -
 "Dogs" of Wall Street Portfolio (Class 1)                                   -              -             -              -
 Emerging Markets Portfolio (Class 1)                                        -              -             -              -
 Equity Opportunities Portfolio (Class 1)                                    -              -             -              -
 Fundamental Growth Portfolio (Class 1)                                      -              -             -              -
 Global Bond Portfolio (Class 1)                                             -              -             -              -
 Global Equities Portfolio (Class 1)                                         -              -             -              -
 Growth Opportunities Portfolio (Class 1)                                    -              -             -              -
 Growth-Income Portfolio (Class 1)                                           -              -             -              -
 High-Yield Bond Portfolio (Class 1)                                         -              -             -              -
 International Diversified Equities Portfolio (Class 1)                      -              -             -              -
 International Growth and Income Portfolio (Class 1)                         -              -             -              -
 MFS Massachusetts Investors Trust Portfolio (Class 1)                       -              -             -              -
 MFS Total Return Portfolio (Class 1)                                        -              -             -              -
 Mid-Cap Growth Portfolio (Class 1)                                          -              -             -              -
 Real Estate Portfolio (Class 1)                                             -              -             -              -
 Technology Portfolio (Class 1)                                              -              -             -              -
 Telecom Utility Portfolio (Class 1)                                         -              -             -              -
 Total Return Bond Portfolio (Class 1)                                       -              -             -              -
 Aggressive Growth Portfolio (Class 3)                                       -              -        17,953           8.00
 Alliance Growth Portfolio (Class 3)                                         -              -         8,148           9.88
 American Funds Asset Allocation SAST Portfolio (Class 3)                    -              -         7,084           9.94
 American Funds Global Growth SAST Portfolio (Class 3)                   1,441           9.98       100,287           9.94
 American Funds Growth SAST Portfolio (Class 3)                            508           9.49        87,397           9.46
 American Funds Growth-Income SAST Portfolio (Class 3)                     223           9.02        46,266           9.00
 Balanced Portfolio (Class 3)                                            2,759          10.62         8,220          10.56
 Blue Chip Growth Portfolio (Class 3)                                      338           9.71        11,667           9.66
 Capital Growth Portfolio (Class 3)                                          -              -        15,032           9.27
 Cash Management Portfolio (Class 3)                                         5           9.58        76,100           9.54
 Corporate Bond Portfolio (Class 3)                                      1,001          13.91        75,835          13.85
 Davis Venture Value Portfolio (Class 3)                                   873           9.20        63,929           9.17
 "Dogs" of Wall Street Portfolio (Class 3)                                   -              -        11,890          11.30
 Emerging Markets Portfolio (Class 3)                                    1,122          10.14        31,983          10.09
 Equity Opportunities Portfolio (Class 3)                                    -              -         2,001           9.37
 Foreign Value Portfolio (Class 3)                                       1,955           8.15       125,077           8.13
 Fundamental Growth Portfolio (Class 3)                                      -              -        26,154           9.50
 Global Bond Portfolio (Class 3)                                           243          12.95        15,666          12.92
 Global Equities Portfolio (Class 3)                                         -              -        14,947           8.36
 Growth Opportunities Portfolio (Class 3)                                  628          10.98        46,742          10.93
 Growth-Income Portfolio (Class 3)                                         401           9.22        26,034           9.43
 High-Yield Bond Portfolio (Class 3)                                       268          11.05         7,730          10.92
 International Diversified Equities Portfolio (Class 3)                      -              -        25,737           8.23
 International Growth and Income Portfolio (Class 3)                         -              -        67,394           6.83
 Marsico Focused Growth Portfolio (Class 3)                                203          10.23        16,040          10.17
 MFS Massachusetts Investors Trust Portfolio (Class 3)                   1,009          10.02        63,469           9.98
 MFS Total Return Portfolio (Class 3)                                    2,835          10.34        16,517          10.35
 Mid-Cap Growth Portfolio (Class 3)                                        257          10.94        14,555          10.99
 Real Estate Portfolio (Class 3)                                           750           8.13        84,013           8.09
 Small & Mid Cap Value Portfolio (Class 3)                               1,043          10.85       105,513          10.81
 Small Company Value Portfolio (Class 3)                                   694           9.94        53,614           9.92
 Technology Portfolio (Class 3)                                              -              -             -              -
 Telecom Utility Portfolio (Class 3)                                         -              -         2,581          12.11
 Total Return Bond Portfolio (Class 3)                                   3,251          13.12       143,901          13.14

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                                 -  $           -         3,151  $       10.73
 Invesco Van Kampen V.I. Comstock Fund                                   1,119           9.04        59,938           9.01
 Invesco Van Kampen V.I. Growth and Income Fund                          1,290           9.40       100,680           9.36

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                                           -  $           -             -  $           -
 Equity Income Account                                                       -              -             -              -
 Government & High Quality Bond Account                                      -              -             -              -
 Income Account                                                              -              -             -              -
 LargeCap Blend Account II                                                   -              -             -              -
 LargeCap Growth Account                                                     -              -             -              -
 MidCap Blend Account                                                        -              -             -              -
 Money Market Account                                                        -              -             -              -
 Principal Capital Appreciation Account                                      -              -             -              -
 Real Estate Securities Account                                              -              -             -              -
 SAM Balanced Portfolio                                                      -              -             -              -
 SAM Conservative Balanced Portfolio                                         -              -             -              -
 SAM Conservative Growth Portfolio                                           -              -             -              -
 SAM Flexible Income Portfolio                                               -              -             -              -
 SAM Strategic Growth Portfolio                                              -              -             -              -
 Short-Term Income Account                                                   -              -             -              -
 SmallCap Growth Account II                                                  -              -             -              -

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                              -  $           -             -  $           -
 Columbia Variable Portfolio - Marsico Focused Equities Fund                 -              -             -              -

AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                                       -  $           -             -  $           -
 Global Growth Fund                                                          -              -             -              -
 Growth Fund                                                                 -              -             -              -
 Growth-Income Fund                                                          -              -             -              -

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                               489  $        8.35        61,928  $        8.28
 Mid Cap Value Portfolio                                                     -              -             -              -

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                            -  $           -             -  $           -

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                             -  $           -        34,802  $       10.33
 Franklin Templeton VIP Founding Funds Allocation Fund                       -              -        47,832           8.80

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                               -  $           -        23,082  $       11.17
 Allocation Growth Portfolio                                                 -              -         2,539          10.08
 Allocation Moderate Portfolio                                           4,288          10.82        14,161          10.85
 Allocation Moderate Growth Portfolio                                    7,763          10.38         5,354          10.41
 Real Return Portfolio                                                   1,391          11.69        53,217          11.80

---------
(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor, and FSA Polaris
     Choice.

(2)  Offered in FSA Polaris Choice III.

(3)  Offered in FSA Diversify Strategies III.

(4)  Offered in FSA Polaris Preferred Solution, FSA Polaris
     Platinum III, FSA Polaris Advantage II, and FSA Polaris Retirement
     Protector.

    The accompanying notes are an integral part of the financial statements.

                                    FS VARIABLE SEPARATE ACCOUNT
                                                   OF
              THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                                    SCHEDULES OF PORTFOLIO INVESTMENTS
                                            DECEMBER 31, 2011

                                                                          Net
                                                                         Asset
                                                                         Value       Net
                                                                          Per       Asset
Variable Accounts                                              Shares    Share      Value        Cost      Level (Note A)
-------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                           302,168  $13.03  $ 3,936,229  $ 4,072,720               1
 Capital Appreciation Portfolio (Class 1)                       247,656   34.14    8,454,460    8,703,335               1
 Government and Quality Bond Portfolio (Class 1)                365,200   15.57    5,686,495    5,477,748               1
 Growth Portfolio (Class 1)                                     203,659   19.31    3,931,732    4,540,028               1
 Natural Resources Portfolio (Class 1)                          100,243   24.38    2,444,338    3,318,470               1
 Asset Allocation Portfolio (Class 3)                           224,806   12.97    2,915,098    2,941,817               1
 Capital Appreciation Portfolio (Class 3)                       528,569   33.41   17,657,304   17,857,978               1
 Government and Quality Bond Portfolio (Class 3)              1,975,074   15.52   30,659,805   29,864,840               1
 Growth Portfolio (Class 3)                                     322,550   19.26    6,213,429    6,990,635               1
 Natural Resources Portfolio (Class 3)                          282,806   24.18    6,838,485    9,491,220               1

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                          182,073    9.70    1,766,472    2,186,877               1
 Alliance Growth Portfolio (Class 1)                            384,732   22.28    8,570,431    9,514,147               1
 Balanced Portfolio (Class 1)                                   202,912   14.43    2,927,929    2,853,911               1
 Blue Chip Growth Portfolio (Class 1)                            78,785    6.91       544131       491657               1
 Capital Growth Portfolio (Class 1)                              39,245    8.49      333,336       271112               1
 Cash Management Portfolio (Class 1)                            324,523  $10.64  $ 3,453,450  $ 3,472,346               1
 Corporate Bond Portfolio (Class 1)                             307,015   13.30    4,082,209    3,711,634               1
 Davis Venture Value Portfolio (Class 1)                        698,955   21.90   15,306,444   15,199,914               1
 "Dogs" of Wall Street Portfolio (Class 1)                      130,042    8.51    1,107,124      868,767               1
 Emerging Markets Portfolio (Class 1)                           332,684    6.90    2,296,390    1,992,452               1
 Equity Opportunities Portfolio (Class 1)                       183,576   11.52    2,114,930    1,849,001               1
 Fundamental Growth Portfolio (Class 1)                         148,476   15.57    2,312,425    2,919,332               1
 Global Bond Portfolio (Class 1)                                160,871   12.47    2,005,755    1,977,508               1
 Global Equities Portfolio (Class 1)                            134,473   12.49    1,679,795    2,001,782               1
 Growth Opportunities Portfolio (Class 1)                        50,797    6.95      353,280      299,065               1
 Growth-Income Portfolio (Class 1)                              316,961   21.15    6,704,614    6,730,813               1
 High-Yield Bond Portfolio (Class 1)                            820,212    5.36    4,396,400    4,223,640               1
 International Diversified Equities Portfolio (Class 1)         326,548    7.57    2,473,243    3,295,404               1
 International Growth and Income Portfolio (Class 1)            278,919    7.61    2,122,850    3,012,760               1
 MFS Massachusetts Investors Trust Portfolio (Class 1)          196,167   13.63    2,672,873    2,409,661               1
 MFS Total Return Portfolio (Class 1)                           393,419   14.48    5,696,629    5,863,813               1
 Mid-Cap Growth Portfolio (Class 1)                             182,403   10.66    1,944,182    1,846,661               1
 Real Estate Portfolio (Class 1)                                135,279   12.59    1,703,348    1,573,940               1
 Technology Portfolio (Class 1)                                  85,559    2.70      231,328      207,703               1
 Telecom Utility Portfolio (Class 1)                             84,376   11.07      933,891      909,096               1
 Total Return Bond Portfolio (Class 1)                          243,998    9.01    2,198,647    2,005,090               1
 Aggressive Growth Portfolio (Class 3)                          182,694    9.56    1,747,315    1,852,161               1
 Alliance Growth Portfolio (Class 3)                            293,949   22.14    6,506,568    6,056,178               1
 American Funds Asset Allocation SAST Portfolio (Class 3)       372,666   10.04    3,740,439    3,565,244               1
 American Funds Global Growth SAST Portfolio (Class 3)        1,530,425    9.93   15,190,715   15,404,019               1
 American Funds Growth SAST Portfolio (Class 3)               1,116,981    9.28   10,364,551    9,956,445               1
 American Funds Growth-Income SAST Portfolio (Class 3)        1,013,927    8.99    9,111,381    8,879,460               1
 Balanced Portfolio (Class 3)                                   103,494   14.39    1,489,774    1,392,206               1
 Blue Chip Growth Portfolio (Class 3)                           471,795    6.89    3,249,696    3,289,676               1
 Capital Growth Portfolio (Class 3)                             293,204    8.34    2,443,923    2,389,877               1
 Cash Management Portfolio (Class 3)                            756,990   10.55    7,988,729    8,172,781               1
 Corporate Bond Portfolio (Class 3)                           2,030,006   13.23   26,865,014   25,576,711               1
 Davis Venture Value Portfolio (Class 3)                      1,019,732   21.83   22,261,094   23,736,743               1
 "Dogs" of Wall Street Portfolio (Class 3)                      187,647    8.48    1,591,907    1,475,529               1
 Emerging Markets Portfolio (Class 3)                         1,129,870    6.81    7,696,678    7,432,777               1
 Equity Opportunities Portfolio (Class 3)                        95,978   11.50    1,103,418    1,123,001               1
 Foreign Value Portfolio (Class 3)                            1,898,047   12.01   22,799,895   26,384,161               1
 Fundamental Growth Portfolio (Class 3)                         262,830   15.30    4,021,788    3,948,912               1
 Global Bond Portfolio (Class 3)                                648,585   12.34    8,000,645    7,961,193               1
 Global Equities Portfolio (Class 3)                            135,347   12.41    1,679,816    1,799,089               1
 Growth Opportunities Portfolio (Class 3)                     1,088,231    6.78    7,378,564    6,699,752               1
 Growth-Income Portfolio (Class 3)                               90,186   21.12    1,904,504    1,858,189               1
 High-Yield Bond Portfolio (Class 3)                            715,300    5.34    3,816,895    3,778,602               1
 International Diversified Equities Portfolio (Class 3)       1,233,634    7.52    9,280,828   11,208,173               1
 International Growth and Income Portfolio (Class 3)          1,429,258    7.61   10,880,186   12,819,987               1
 Marsico Focused Growth Portfolio (Class 3)                     389,465    8.86    3,452,203    3,461,181               1
 MFS Massachusetts Investors Trust Portfolio (Class 3)          773,519   13.60   10,516,350    9,774,079               1
 MFS Total Return Portfolio (Class 3)                           624,048   14.45    9,016,524    9,443,389               1
 Mid-Cap Growth Portfolio (Class 3)                             529,651   10.41    5,515,866    5,089,871               1
 Real Estate Portfolio (Class 3)                                939,774   12.51   11,755,340    9,530,557               1
 Small & Mid Cap Value Portfolio (Class 3)                    1,366,800   15.83   21,638,935   19,814,019               1
 Small Company Value Portfolio (Class 3)                        528,842   16.36    8,649,309    7,584,276               1
 Technology Portfolio (Class 3)                                 469,850    2.64    1,240,606    1,065,124               1
 Telecom Utility Portfolio (Class 3)                             60,431   11.04      667,010      576,466               1
 Total Return Bond Portfolio (Class 3)                        3,263,713    8.94   29,182,046   28,416,348               1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
 Invesco Van Kampen V.I. Capital Growth Fund                     28,554  $31.35  $   895,165  $   854,998               1
 Invesco Van Kampen V.I. Comstock Fund                        1,036,844   11.28   11,695,605   11,005,046               1
 Invesco Van Kampen V.I. Growth and Income Fund               1,284,603   17.74   22,788,863   22,188,672               1

PRINCIPAL VARIABLE CONTRACTS FUND, INC. (Class 2):
 Diversified International Account                               33,508  $11.18  $   374,618  $   654,643               1
 Equity Income Account                                           47,876   15.43      738,730      830,751               1
 Government & High Quality Bond Account                             905   10.90        9,864        9,583               1
 Income Account                                                  23,247   10.66      247,808      235,481               1
 LargeCap Blend Account II                                       10,008    6.88       68,854       75,906               1
 LargeCap Growth Account                                          2,313   14.43       33,374       37,072               1
 MidCap Blend Account                                            33,709   40.39    1,361,514    1,466,908               1
 Money Market Account                                           107,304    1.00      107,304      107,304               1
 Principal Capital Appreciation Account                          15,009   21.23      318,631      340,705               1
 Real Estate Securities Account                                   1,376   14.46       19,893       21,933               1
 SAM Balanced Portfolio                                         575,151   14.66    8,431,709    8,902,864               1
 SAM Conservative Balanced Portfolio                             18,755   11.38      213,435      204,620               1
 SAM Conservative Growth Portfolio                               60,673   14.87      902,204      983,082               1
 SAM Flexible Income Portfolio                                   51,816   12.34      639,404      619,146               1
 SAM Strategic Growth Portfolio                                  16,897   16.15      272,881      329,164               1
 Short-Term Income Account                                       16,576    2.53       41,937       40,987               1
 SmallCap Growth Account II                                       3,516   10.54       37,063       35,772               1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class 1):
 Columbia Variable Portfolio - High Income Fund                  21,455  $ 9.95  $   213,478  $   203,187               1
 Columbia Variable Portfolio - Marsico Focused Equities Fund     33,814   16.48      557,259      585,007               1

---------
(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       SCHEDULES OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2011
                                  (continued)

                                                                          Net Asset Value    Net Asset
Variable Accounts                                                Shares      Per Share         Value        Cost      Level (Note A)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES (Class 2):
 Asset Allocation Fund                                           116,960  $          16.06  $ 1,878,373  $ 1,895,347               1
 Global Growth Fund                                              447,406             19.29    8,630,452    9,372,411               1
 Growth Fund                                                     179,602             51.68    9,281,857   10,042,150               1
 Growth-Income Fund                                              329,268             33.07   10,888,891   12,097,341               1

LORD ABBETT SERIES FUND, INC. (Class VC):
 Growth and Income Portfolio                                     521,878  $          22.15  $11,559,607  $12,220,110               1
 Mid Cap Value Portfolio                                          11,059             15.86      175,392      142,361               1

MTB GROUP OF FUNDS:
 MTB Managed Allocation Fund - Moderate Growth II                 11,277  $           8.83  $    99,578  $    94,287               1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
 Franklin Income Securities Fund                                 436,383  $          14.32  $ 6,249,004  $ 6,104,470               1
 Franklin Templeton VIP Founding Funds Allocation Fund           428,688              7.59    3,253,739    3,012,763               1

SEASONS SERIES TRUST (Class 3):
 Allocation Balanced Portfolio                                   428,215  $          10.50  $ 4,494,956  $ 4,514,175               1
 Allocation Growth Portfolio                                     140,522              8.86    1,245,468    1,339,107               1
 Allocation Moderate Portfolio                                   654,521             10.06    6,584,735    6,844,845               1
 Allocation Moderate Growth Portfolio                            411,108             10.00    4,112,751    4,325,600               1
 Real Return Portfolio                                           772,648             10.13    7,824,471    7,605,451               1

---------
(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011

                                                        Capital       Government and
                                  Asset Allocation    Appreciation     Quality Bond                        Natural Resources
                                     Portfolio         Portfolio        Portfolio      Growth Portfolio        Portfolio
                                      (Class 1)         (Class 1)       (Class 1)          (Class 1)            (Class 1)
                                 --------------------------------------------------------------------------------------------
Investment income:
 Dividends                       $         116,924   $           -   $       190,758   $          33,748   $           27,986

Expenses:
 Charges for distribution,
 mortality and expense risk                (66,024)       (155,719)          (94,152)            (71,002)             (61,431)
                                 --------------------------------------------------------------------------------------------
Net investment income (loss)                50,900        (155,719)           96,606             (37,254)             (33,445)
                                 --------------------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions               (69,007)        240,408            36,855            (425,127)            (875,570)
Realized gain distributions                      -               -            26,760                   -              995,332
                                 --------------------------------------------------------------------------------------------

Net realized gains (losses)                (69,007)        240,408            63,615            (425,127)             119,762
                                 --------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                      (142,012)        566,943            46,801            (732,154)              38,363
 End of period                            (136,491)       (248,875)          208,747            (608,296)            (874,132)
                                 --------------------------------------------------------------------------------------------

Change in net unrealized
\appreciation  (depreciation)
of investments                               5,521        (815,818)          161,946             123,858             (912,495)
                                 --------------------------------------------------------------------------------------------

Increase (decrease) in net
assets from operations           $         (12,586)  $    (731,129)  $       322,167   $        (338,523)  $         (826,178)
                                 ============================================================================================
                                                        Capital       Government and
                                  Asset Allocation    Appreciation     Quality Bond                         Natural Resources
                                     Portfolio         Portfolio        Portfolio       Growth Portfolio        Portfolio
                                      (Class 3)         (Class 3)        (Class 3)          (Class 3)           (Class 3)
                                 --------------------------------------------------------------------------------------------
Investment income:
Dividends                        $          75,916   $           -   $       906,565   $          32,333   $           36,620

Expenses:
 Charges for distribution,
 mortality and expense risk                (45,163)       (285,441)         (467,254)           (108,402)            (132,172)
                                 --------------------------------------------------------------------------------------------

Net investment income (loss)                30,753        (285,441)          439,311             (76,069)             (95,552)
                                 --------------------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions               (34,199)         89,116           203,190            (377,903)            (932,196)
Realized gain distributions                      -               -           137,715                   -            2,016,224
                                 --------------------------------------------------------------------------------------------

Net realized gains (losses)                (34,199)         89,116           340,905            (377,903)           1,084,028
                                 --------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                        (3,989)      1,188,697            15,020            (702,151)             172,614
 End of period                             (26,719)       (200,674)          794,965            (777,206)          (2,652,735)
                                 --------------------------------------------------------------------------------------------
Change in net unrealized
\appreciation  (depreciation)
of investments                             (22,730)     (1,389,371)          779,945             (75,055)          (2,825,349)
                                 --------------------------------------------------------------------------------------------
Increase (decrease) in net
assets from operations           $         (26,176)  $  (1,585,696)  $     1,560,161   $        (529,027)  $       (1,836,873)
                                 ============================================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                            Aggressive    Alliance                  Blue Chip     Capital
                                                              Growth       Growth      Balanced      Growth       Growth
                                                            Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                             (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                           ---------------------------------------------------------------
Investment income:
 Dividends                                                 $         -   $   46,247   $   56,733   $    1,421   $        -
                                                           ---------------------------------------------------------------
Expenses:
Charges for distribution, mortality and expense risk           (28,692)    (148,635)     (50,876)     (10,583)      (6,481)
                                                           ---------------------------------------------------------------

Net investment income (loss)                                   (28,692)    (102,388)       5,857       (9,162)      (6,481)
                                                           ---------------------------------------------------------------
Net realized gains (losses) from securities transactions       (83,406)    (246,537)     (43,496)     (15,298)     (16,440)
Realized gain distributions                                          -            -            -            -            -
                                                           ---------------------------------------------------------------
Net realized gains (losses)                                    (83,406)    (246,537)     (43,496)     (15,298)     (16,440)
                                                           ---------------------------------------------------------------

Net unrealized appreciation (depreciation) of
investments:
 Beginning of period                                          (469,356)    (969,124)       9,011       65,292       54,688
 End of period                                                (420,405)    (943,716)      74,018       52,474       62,224
                                                           ---------------------------------------------------------------
Change in net unrealized appreciation  (depreciation)
of investments                                                  48,951       25,408       65,007      (12,818)       7,536
                                                           ---------------------------------------------------------------
Increase (decrease) in net assets from operations          $   (63,147)  $ (323,517)  $   27,368   $  (37,278)  $  (15,385)
                                                           ===============================================================

                                                                                         Davis
                                                               Cash       Corporate     Venture       "Dogs" of     Emerging
                                                            Management      Bond         Value       Wall Street     Markets
                                                            Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
                                                             (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                           ------------------------------------------------------------------
Investment income:
 Dividends                                                 $         -   $  266,992   $   218,834   $     24,853   $   17,930
                                                           ------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk          (63,436)     (67,097)     (263,412)       (17,249)     (50,520)
                                                           ------------------------------------------------------------------
Net investment income (loss)                                   (63,436)     199,895       (44,578)         7,604      (32,590)
                                                           ------------------------------------------------------------------
Net realized gains (losses) from securities transactions       (62,790)     204,411       216,811       (117,204)     (94,153)
Realized gain distributions                                          -       19,910             -              -            -
                                                           ------------------------------------------------------------------
Net realized gains (losses)                                    (62,790)     224,321       216,811       (117,204)     (94,153)
                                                           ------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
investments:
 Beginning of period                                           (70,187)     585,215     1,214,694         17,067    1,141,498
 End of period                                                 (18,896)     370,575       106,530        238,357      303,938
                                                           ------------------------------------------------------------------
Change in net unrealized appreciation  (depreciation)
of investments                                                  51,291     (214,640)   (1,108,164)       221,290     (837,560)
                                                           ------------------------------------------------------------------
Increase (decrease) in net assets from operations          $   (74,935)  $  209,576   $  (935,931)  $    111,690   $ (964,303)
                                                           ==================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                            Equity        Fundamental                                         Growth
                                         Opportunities      Growth       Global Bond    Global Equities    Opportunities
                                           Portfolio       Portfolio      Portfolio        Portfolio         Portfolio
                                           (Class 1)       (Class 1)      (Class 1)        (Class 1)         (Class 1)
                                        --------------------------------------------------------------------------------
Investment income:
 Dividends                              $       13,212   $          -   $     50,434   $         19,029   $            -
                                        --------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk                    (36,363)       (40,670)       (35,203)           (32,443)          (7,119)
                                        --------------------------------------------------------------------------------
Net investment income (loss)                   (23,151)       (40,670)        15,231            (13,414)          (7,119)
                                        --------------------------------------------------------------------------------
Net realized gains (losses) from
securities transactions                       (238,395)      (112,456)       (12,703)           (36,177)          16,803
Realized gain distributions                          -              -         31,311                  -                -
                                        --------------------------------------------------------------------------------
Net realized gains (losses)                   (238,395)      (112,456)        18,608            (36,177)          16,803
                                        --------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                            43,921       (583,843)       (32,202)          (127,411)          92,696
 End of period                                 265,929       (606,907)        28,247           (321,987)          54,215
                                        --------------------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments                  222,008        (23,064)        60,449           (194,576)         (38,481)
                                        --------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                         $      (39,538)  $   (176,190)  $     94,288   $       (244,167)  $      (28,797)
                                        ================================================================================
                                                                        International    International          MFS
                                          Growth                         Diversified        Growth         Massachusetts
                                          -Income       High-Yield        Equities        and Income      Investors Trust
                                         Portfolio    Bond Portfolio      Portfolio        Portfolio         Portfolio
                                         (Class 1)       (Class 1)        (Class 1)        (Class 1)         (Class 1)
                                        ---------------------------------------------------------------------------------
Investment income:
 Dividends                              $   64,837   $       311,848   $       64,357   $       78,951   $         19,609
                                        ---------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk               (108,655)          (67,996)         (45,420)         (40,689)           (45,975)
                                        ---------------------------------------------------------------------------------
Net investment income (loss)               (43,818)          243,852           18,937           38,262            (26,366)
                                        ---------------------------------------------------------------------------------
Net realized gains (losses) from
securities transactions                   (243,257)          362,006          (18,985)        (554,136)           117,078
Realized gain distributions                      -                 -                -                -                  -
                                        ---------------------------------------------------------------------------------
Net realized gains (losses)               (243,257)          362,006          (18,985)        (554,136)           117,078
                                        ---------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                      (780,803)          617,105         (332,078)      (1,003,406)           436,768
 End of period                             (26,199)          172,760         (822,161)        (889,910)           263,212
                                        ---------------------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) of investments              754,604          (444,345)        (490,083)         113,496           (173,556)
                                        ---------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                         $  467,529   $       161,513   $     (490,131)  $     (402,378)  $        (82,844)
                                        ---------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                                                                               Total
                                        MFS Total      Mid-Cap                                   Telecom      Return
                                          Return       Growth      Real Estate    Technology     Utility       Bond
                                        Portfolio     Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                         (Class 1)    (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                        ------------------------------------------------------------------------------
Investment income:
 Dividends                              $  165,442   $        -   $     17,677   $         -   $   23,389   $   33,579
                                        ------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk                (99,829)     (36,160)       (28,733)       (4,219)     (15,347)     (34,764)
                                        ------------------------------------------------------------------------------

Net investment income (loss)                65,613      (36,160)       (11,056)       (4,219)       8,042       (1,185)
                                        ------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions               (87,279)      49,229       (433,404)       (3,634)       2,886      114,420
Realized gain distributions                      -            -              -             -            -       25,954
                                        ------------------------------------------------------------------------------
Net realized gains (losses)                (87,279)      49,229       (433,404)       (3,634)       2,886      140,374
                                        ------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                      (246,817)     249,671       (439,543)       37,222       (7,924)     229,746
 End of period                            (167,184)      97,521        129,408        23,625       24,795      193,557
                                         ------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments              79,633     (152,150)       568,951       (13,597)      32,719      (36,189)
                                         ------------------------------------------------------------------------------
Increase (decrease) in net assets
from operations                         $   57,967   $ (139,081)  $    124,491   $   (21,450)  $   43,647   $  103,000
                                        ------------------------------------------------------------------------------
                                                                     American        American
                                                                    Funds Asset    Funds Global
                                         Aggressive    Alliance     Allocation        Growth
                                           Growth       Growth         SAST            SAST
                                          Portfolio    Portfolio     Portfolio      Portfolio
                                          (Class 3)    (Class 3)     (Class 3)       (Class 3)
                                        -------------------------------------------------------
Investment income:
 Dividends                              $         -   $   15,997   $     36,258   $     115,323
                                        -------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk                 (23,573)    (112,321)       (46,964)       (204,626)
                                        -------------------------------------------------------
Net investment income (loss)                (23,573)     (96,324)       (10,706)        (89,303)
                                        -------------------------------------------------------
Net realized gains (losses)
from securities transactions                (65,641)     173,558        (10,264)            127
Realized gain distributions                       -            -              -               -
                                        -------------------------------------------------------
Net realized gains (losses)                 (65,641)     173,558        (10,264)            127
                                        -------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                       (119,037)     787,760        170,026       1,212,448
 End of period                             (104,846)     450,390        175,195        (213,304)
                                        -------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments               14,191     (337,370)         5,169      (1,425,752)
                                        -------------------------------------------------------
Increase (decrease) in net assets
from operations                         $   (75,023)  $ (260,136)  $    (15,801)  $  (1,514,928)
                                        =======================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                                              American
                                                                Funds         American
                                                               Growth          Funds                      Blue Chip     Capital
                                                                SAST       Growth-Income     Balanced      Growth       Growth
                                                              Portfolio    SAST Portfolio    Portfolio    Portfolio    Portfolio
                                                              (Class 3)       (Class 3)      (Class 3)    (Class 3)    (Class 3)
                                                             -------------------------------------------------------------------
Investment income:
 Dividends                                                   $   34,609   $        90,351   $   21,810   $      178   $        -
                                                             -------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk          (153,775)         (141,105)     (18,181)     (44,813)     (42,790)
                                                             -------------------------------------------------------------------
Net investment income (loss)                                   (119,166)          (50,754)       3,629      (44,635)     (42,790)
                                                             -------------------------------------------------------------------
Net realized gains (losses) from securities transactions        (92,385)         (158,265)       7,237       44,286      (62,705)
Realized gain distributions                                           -                 -            -            -            -
                                                             -------------------------------------------------------------------
Net realized gains (losses)                                     (92,385)         (158,265)       7,237       44,286      (62,705)
                                                             -------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                            824,764           348,136       90,871      176,604       29,190
 End of period                                                  408,106           231,921       97,568      (39,980)      54,046
                                                             -------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                              (416,658)         (116,215)       6,697     (216,584)      24,856
                                                             -------------------------------------------------------------------
Increase (decrease) in net assets from operations            $ (628,209)  $      (325,234)  $   17,563   $ (216,933)  $  (80,639)
                                                             ===================================================================



                                                                                           Davis
                                                                 Cash       Corporate     Venture       "Dogs" of      Emerging
                                                              Management      Bond         Value       Wall Street     Markets
                                                              Portfolio     Portfolio    Portfolio      Portfolio     Portfolio
                                                               (Class 3)    (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                                             -------------------------------------------------------------------
Investment income:
 Dividends                                                   $         -   $1,576,507   $   256,001   $     29,999   $    35,083
                                                             -------------------------------------------------------------------
Expenses:
 Charges for distribution, mortality and expense risk           (120,962)    (387,131)     (349,922)       (21,042)     (135,894)
                                                             -------------------------------------------------------------------
Net investment income (loss)                                    (120,962)   1,189,376       (93,921)         8,957      (100,811)
                                                             -------------------------------------------------------------------
Net realized gains (losses) from securities transactions         (96,675)     641,702      (675,224)      (114,683)      579,877
Realized gain distributions                                            -      122,011             -              -             -
                                                             -------------------------------------------------------------------
Net realized gains (losses)                                      (96,675)     763,713      (675,224)      (114,683)      579,877
                                                             -------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments:
 Beginning of period                                            (239,548)   2,157,153      (934,835)      (127,958)    3,281,751
 End of period                                                  (184,052)   1,288,303    (1,475,649)       116,378       263,901
                                                             -------------------------------------------------------------------
Change in net unrealized appreciation
    (depreciation) of investments                                 55,496     (868,850)     (540,814)       244,336    (3,017,850)
                                                             -------------------------------------------------------------------
Increase (decrease) in net assets from operations            $  (162,141)  $1,084,239   $(1,309,959)  $    138,610   $(2,538,784)
                                                             ===================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                   (continued)

                                            Equity         Foreign      Fundamental     Global       Global         Growth
                                        Opportunities       Value         Growth         Bond       Equities     Opportunities
                                          Portfolio       Portfolio      Portfolio     Portfolio    Portfolio      Portfolio
                                           (Class 3)       (Class 3)     (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                        --------------------------------------------------------------------------------------
Investment income:
 Dividends                              $        3,717   $   345,126   $          -   $  159,681   $   16,471   $            -
                                        --------------------------------------------------------------------------------------

Expenses:
 Charges for distribution,
mortality and expense risk                     (18,471)     (335,126)       (69,567)    (110,122)     (33,147)        (102,339)
                                        --------------------------------------------------------------------------------------
Net investment income (loss)                   (14,754)       10,000        (69,567)      49,559      (16,676)        (102,339)
                                        --------------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions                   (81,826)     (342,227)       (59,299)      79,790     (145,905)         137,196
Realized gain distributions                          -             -              -      108,706            -                -
                                        --------------------------------------------------------------------------------------
Net realized gains (losses)                    (81,826)     (342,227)       (59,299)     188,496     (145,905)         137,196
                                        --------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                           (93,284)     (906,299)       246,874       16,099      (62,635)         971,343
 End of period                                 (19,583)   (3,584,266)        72,876       39,452     (119,273)         678,812
                                        --------------------------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                  73,701    (2,677,967)      (173,998)      23,353      (56,638)        (292,531)
                                        --------------------------------------------------------------------------------------
Increase (decrease) in net
assets from operations                  $      (22,879)  $(3,010,194)  $   (302,864)  $  261,408   $ (219,219)  $     (257,674)
                                        ======================================================================================
                                                                                                International
                                                          High-Yield       International         Growth and
                                         Growth-Income       Bond       Diversified Equities       Income
                                           Portfolio      Portfolio          Portfolio            Portfolio
                                           (Class 3)       (Class 3)          (Class 3)           (Class 3)
                                        ---------------------------------------------------------------------
Investment income:
 Dividends                              $        9,228   $   342,254   $             203,805   $      349,946
                                        ---------------------------------------------------------------------
Expenses:
 Charges for distribution,
mortality and expense risk                     (14,185)      (60,851)               (164,336)        (185,426)
                                        ---------------------------------------------------------------------
Net investment income (loss)                    (4,957)      281,403                  39,469          164,520
                                        ---------------------------------------------------------------------
Net realized gains (losses)
from securities transactions                   (33,312)     (185,091)                (28,220)      (1,136,943)
Realized gain distributions                          -             -                       -                -
                                        ---------------------------------------------------------------------
Net realized gains (losses)                    (33,312)     (185,091)                (28,220)      (1,136,943)
                                        ---------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                           (94,230)       37,764                (220,018)      (1,134,112)
 End of period                                  46,315        38,293              (1,927,345)      (1,939,801)
                                        ---------------------------------------------------------------------
Change in net unrealized appreciation
 (depreciation) of investments                 140,545           529              (1,707,327)        (805,689)
                                        ---------------------------------------------------------------------
Increase (decrease) in net
assets from operations                  $      102,276   $    96,841   $          (1,696,078)  $   (1,778,112)
                                        =====================================================================


The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                  (continued)

                                                      MFS Massachusetts
                                  Marsico Focused     Investors Trust     MFS Total Return    Mid-Cap Growth    Real Estate
                                  Growth Portfolio       Portfolio           Portfolio          Portfolio        Portfolio
                                     (Class 3)           (Class 3)           (Class 3)          (Class 3)        (Class 3)
                                 -------------------------------------------------------------------------------------------
Investment income:
 Dividends                       $           3,661   $          49,370   $         223,532   $             -   $     93,060
                                 -------------------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and
 expense risk                              (48,397)           (142,893)           (134,252)          (87,503)      (176,332)
                                 -------------------------------------------------------------------------------------------

Net investment
 income (loss)                             (44,736)            (93,523)             89,280           (87,503)       (83,272)
                                 -------------------------------------------------------------------------------------------
Net realized gains
 (losses) from securities
 transactions                              (97,913)            131,319            (178,818)          164,914       (580,664)
Realized gain
 Distributions                                   -                   -                   -                 -              -
                                 -------------------------------------------------------------------------------------------

Net realized
 gains (losses)                            (97,913)            131,319            (178,818)          164,914       (580,664)
                                 -------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
 Beginning of period                       (65,705)          1,134,046            (538,818)          898,806        891,192
 End of period                              (8,978)            742,271            (426,865)          425,995      2,224,783
                                 -------------------------------------------------------------------------------------------

Change in net unrealized
 appreciation  (depreciation)
 of investments                             56,727            (391,775)            111,953          (472,811)     1,333,591
                                 -------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations          $         (85,922)  $        (353,979)  $          22,415   $      (395,400)  $    669,655
                                 ===========================================================================================
                                  Small & Mid Cap     Small Company     Technology    Telecom Utility    Total Return Bond
                                  Value Portfolio    Value Portfolio    Portfolio        Portfolio           Portfolio
                                     (Class 3)          (Class 3)       (Class 3)        (Class 3)           (Class 3)
                                 ------------------------------------------------------------------------------------------
Investment income:
 Dividends                       $         27,951   $         20,352   $         -   $         14,291   $          317,761
                                 ------------------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and
 expense risk                            (330,558)          (122,261)      (22,532)            (9,802)            (363,140)
                                 ------------------------------------------------------------------------------------------

Net investment
 income (loss)                           (302,607)          (101,909)      (22,532)             4,489              (45,379)
                                 ------------------------------------------------------------------------------------------
Net realized gains
 (losses) from securities
 transactions                              (31,130)           123,524        (7,359)            (7,368)             733,465
Realized gain
 Distributions                                  -                  -             -                  -              290,473
                                 ------------------------------------------------------------------------------------------

Net realized
 gains (losses)                           (31,130)           123,524        (7,359)            (7,368)           1,023,938
                                 ------------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of investments:
 Beginning of period                    3,401,128          1,381,867       234,601             62,562              698,226
 End of period                          1,824,916          1,065,033       175,482             90,544              765,698
                                 ------------------------------------------------------------------------------------------

Change in net unrealized
 appreciation  (depreciation)
 of investments                        (1,576,212)          (316,834)      (59,119)            27,982               67,472
                                 ------------------------------------------------------------------------------------------

Increase (decrease) in net
 assets from operations          $     (1,909,949)  $       (295,219)  $   (89,010)  $         25,103   $        1,046,031
                                 ==========================================================================================

    The accompanying notes are an intgeral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                  (continued)

                                  Invesco Van                          Invesco Van
                                 Kampen V.I.       Invesco Van     Kampen V.I. Growth     Diversified
                                Capital Growth     Kampen V.I.        and Income         International   Equity Income
                                     Fund         Comstock Fund           Fund              Account         Account
                                 (Series II)       (Series II)        (Series II)          (Class 2)       (Class 2)
                               ----------------------------------------------------------------------------------------
Investment income:
 Dividends                     $             -   $      138,654   $           239,327   $          631   $       3,715
                               ----------------------------------------------------------------------------------------

Expenses:
 Charges for distribution,
 mortality and expense risk            (15,452)        (163,834)             (340,016)          (6,736)        (13,131)
                               ----------------------------------------------------------------------------------------

Net investment
 income (loss)                         (15,452)         (25,180)             (100,689)          (6,105)         (9,416)
                               ----------------------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions           93,607          (73,391)             (178,666)         (35,203)        (45,611)
Realized gain Distributions                  -                -                     -                -               -
                               ----------------------------------------------------------------------------------------

Net realized gains
 (losses)                               93,607          (73,391)             (178,666)         (35,203)        (45,611)
                               ----------------------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of period                   193,406          981,328             1,125,052         (267,804)       (181,644)
 End of period                          40,167          690,559               600,191         (280,025)        (92,021)
                               ----------------------------------------------------------------------------------------
Change in net unrealized
 appreciation (depreciation)
 of investments                       (153,239)        (290,769)             (524,861)         (12,221)         89,623
                               ----------------------------------------------------------------------------------------

Increase (decrease)
 in net assets from
 Operations                    $       (75,084)  $     (389,340)  $          (804,216)  $      (53,529)  $      34,596
                               ========================================================================================
                                 Government &                   LargeCap
                               High Quality Bond   Income       Blend       LargeCap Growth    MidCap Blend
                                    Account        Account     Account II       Account          Account
                                   (Class 2)      (Class 2)    (Class 2)       (Class 2)        (Class 2)
                               -----------------------------------------------------------------------------
Investment income:
 Dividends                     $             18   $   1,159   $        11   $             -   $           -
                               -----------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk                (161)     (4,558)       (1,249)             (616)        (25,275)
                               -----------------------------------------------------------------------------

Net investment
 income (loss)                             (143)     (3,399)       (1,238)             (616)        (25,275)
                               -----------------------------------------------------------------------------

Net realized gains (losses)
 from securities transactions                20       3,120       (15,379)            5,082        (199,624)
Realized gain Distributions                  12           -             -                 -          18,197
                               -----------------------------------------------------------------------------

Net realized gains
 (losses)                                    32       3,120       (15,379)            5,082        (181,427)
                               -----------------------------------------------------------------------------

Net unrealized appreciation
 (depreciation) of
 investments:
 Beginning of period                       (270)       (830)      (23,606)            1,222        (405,045)
 End of period                              281      12,327        (7,052)           (3,698)       (105,394)
                               -----------------------------------------------------------------------------

Change in net unrealized
 appreciation (depreciation)
 of investments                             551      13,157        16,554            (4,920)        299,651
                               -----------------------------------------------------------------------------
Increase (decrease)
 in net assets from
 Operations                    $            440   $  12,878   $       (63)  $          (454)  $      92,949
                               =============================================================================


    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                  (continued)


                                                Principal Capital
                                Money Market      Appreciation          Real Estate        SAM Balanced     SAMC onservative
                                  Account            Account         Securities Account     Portfolio      Balanced Portfolio
                                 (Class 2)          (Class 2)            (Class 2)          (Class 2)          (Class 2)
                               -----------------------------------------------------------------------------------------------
Investment income:
 Dividends                     $           -   $                -   $                 -   $     231,237   $             9,868
                               -----------------------------------------------------------------------------------------------
Expenses:

 Charges for distribution,
 mortality and expense risk           (2,061)              (5,597)                 (248)       (149,674)               (5,074)
                               -----------------------------------------------------------------------------------------------

Net investment
income (loss)                         (2,061)              (5,597)                 (248)         81,563                 4,794
                               -----------------------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions               -                  (59)                 (136)       (102,428)              (12,125)
Realized gain
Distributions                              -                2,268                     -               -                 3,145
                               -----------------------------------------------------------------------------------------------
Net realized gains
(losses)                                   -                2,209                  (136)       (102,428)               (8,980)
                               -----------------------------------------------------------------------------------------------
Net unrealized
appreciation (depreciation)
of investments:
 Beginning of period                       -              (20,391)               (3,844)       (423,687)                2,181
 End of period                             -              (22,074)               (2,040)       (471,155)                8,815
                               -----------------------------------------------------------------------------------------------
Change in net
unrealized appreciation
 (depreciation)
of investments                             -               (1,683)                1,804         (47,468)                6,634
                               -----------------------------------------------------------------------------------------------
Increase (decrease)
in net assets from
operations                     $      (2,061)  $           (5,071)  $             1,420   $     (68,333)  $             2,448
                               ===============================================================================================

                               SAM Conservative       SAM Flexible       SAM Strategic        Short-Term      SmallCap Growth
                                Growth Portfolio    Income Portfolio    Growth Portfolio    Income Account      Account II
                                   (Class 2)           (Class 2)           (Class 2)          (Class 2)          (Class 2)
                               -----------------------------------------------------------------------------------------------
Investment income:
 Dividends                     $          20,593   $          26,871   $           3,695   $            59   $              -
                               -----------------------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk              (18,413)            (11,957)             (4,458)             (658)              (272)
                               -----------------------------------------------------------------------------------------------
Net investment
income (loss)                              2,180              14,914                (763)             (599)              (272)
                               -----------------------------------------------------------------------------------------------
Net realized gains (losses)
from securities transactions            (109,074)            (22,229)               (533)               48                241
Realized gain
Distributions                                  -                 941                   -                 7                  -
                               -----------------------------------------------------------------------------------------------
Net realized gains
(losses)                                (109,074)            (21,288)               (533)               55                241
                               -----------------------------------------------------------------------------------------------
Net unrealized
appreciation (depreciation)
of investments:
 Beginning of period                    (174,362)              1,725             (47,229)              659                753
 End of period                           (80,878)             20,258             (56,283)              950              1,291
                               -----------------------------------------------------------------------------------------------
Change in net
unrealized appreciation
 (depreciation)
of investments                            93,484              18,533              (9,054)              291                538
                               -----------------------------------------------------------------------------------------------
Increase (decrease)
in net assets from
operations                     $         (13,410)  $          12,159   $         (10,350)  $          (253)  $            507
                               ===============================================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2011
                                  (continued)

                                                    Columbia Variable
                              Columbia Variable    Portfolio - Marsico
                              Portfolio - High      Focused Equities      Asset Allocation    Global Growth
                                 Income Fund              Fund                  Fund              Fund         Growth Fund
                                  (Class 1)             (Class 1)            (Class 2)          (Class 2)       (Class 2)
                             ----------------------------------------------------------------------------------------------
Investment income:
 Dividends                   $           16,150   $              2,428   $          36,474   $      124,653   $     62,197
                             ----------------------------------------------------------------------------------------------
Expenses:
 Charges for
 distribution, mortality
 and expense risk                        (4,400)                (9,235)            (16,819)        (138,855)      (151,632)
                             ----------------------------------------------------------------------------------------------
Net investment
 income (loss)                           11,750                 (6,807)             19,655          (14,202)       (89,435)
                             ----------------------------------------------------------------------------------------------
Net realized gains
(losses) from
securities transactions                   4,924                (21,258)            (44,979)          38,536        (96,525)
Realized gain
distributions                                 -                      -                   -                -              -
                             ----------------------------------------------------------------------------------------------
Net realized
gains (losses)                            4,924                (21,258)            (44,979)          38,536        (96,525)
                             ----------------------------------------------------------------------------------------------
Net unrealized
appreciation (depreciation)
of investments:
 Beginning of period                     12,541                (30,649)            (57,789)         256,674       (421,277)
 End of period                           10,291                (27,748)            (16,974)        (741,959)      (760,293)
                             ----------------------------------------------------------------------------------------------
Change in net unrealized
 appreciation (depreciation)
 of investments                          (2,250)                 2,901              40,815         (998,633)      (339,016)
                             ----------------------------------------------------------------------------------------------
Increase (decrease) in
net assets from operations   $           14,424   $            (25,164)  $          15,491   $     (974,299)  $   (524,976)
                             ==============================================================================================

                                                                                       MTB Managed
                              Growth-Income       Growth and       Mid Cap Value    Allocation Fund -    Franklin Income
                                  Fund         Income Portfolio      Portfolio          Moderate         Securities Fund
                                (Class 2)         (Class VC)        (Class VC)          Growth II           (Class 2)
                             --------------------------------------------------------------------------------------------
Investment income:
 Dividends                   $      179,291   $          90,649   $          395   $            1,808   $        256,595
                             --------------------------------------------------------------------------------------------
Expenses:
 Charges for
 distribution, mortality
 and expense risk                  (167,760)           (180,757)          (1,680)              (1,697)           (66,520)
                             --------------------------------------------------------------------------------------------

 Net investment
 income (loss)                       11,531             (90,108)          (1,285)                 111            190,075
                             --------------------------------------------------------------------------------------------
Net realized gains
(losses) from
securities transactions            (264,963)           (219,858)          (4,394)              (1,502)            12,527
Realized gain
distributions                             -                   -                -                    -                  -
                             --------------------------------------------------------------------------------------------
Net realized
gains (losses)                     (264,963)           (219,858)          (4,394)              (1,502)            12,527
                             --------------------------------------------------------------------------------------------
Net unrealized
appreciation (depreciation)
of investments:
 Beginning of period             (1,092,668)            (71,495)          35,900               11,174            321,986
 End of period                   (1,208,450)           (660,503)          33,031                5,291            144,534
                             --------------------------------------------------------------------------------------------
Change in net unrealized
 appreciation (depreciation)
 of investments                    (115,782)           (589,008)          (2,869)              (5,883)          (177,452)
                             --------------------------------------------------------------------------------------------
Increase (decrease) in
 net assets from operations  $     (369,214)  $        (898,974)  $       (8,548)  $           (7,274)  $         25,150
                             =============================================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                            STATEMENTS OF OPERATIONS
                                   FOR THE YEAR ENDED
                                    DECEMBER 31, 2011
                                      (continued)

                                     Franklin
                                   Templeton VIP
                                  Founding Funds         Allocation        Allocation Growth        Allocation
                                  Allocation Fund    Balanced Portfolio        Portfolio        Moderate Portfolio
                                     (Class 2)           (Class 3)             (Class 3)            (Class 3)
                                 ---------------------------------------------------------------------------------
Investment income:
 Dividends                       $            466   $            50,572   $           10,993   $            65,077
                                 ---------------------------------------------------------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk               (47,920)              (45,863)             (13,053)              (64,667)
                                 ---------------------------------------------------------------------------------

Net investment income (loss)              (47,454)                4,709               (2,060)                  410
                                 ---------------------------------------------------------------------------------

Net realized gains (losses)
from securities transactions                7,805                 4,623                3,343                 9,514
Realized gain distributions                     -                     -                    -                     -
                                 ---------------------------------------------------------------------------------

Net realized gains (losses)                 7,805                 4,623                3,343                 9,514
                                 ---------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments:
Beginning of period                       293,891                34,229               26,304                45,053
                                 ---------------------------------------------------------------------------------
End of period                             240,976               (19,219)             (93,639)             (260,110)
                                 ---------------------------------------------------------------------------------

Change in net unrealized
appreciation (depreciation)
of investments                            (52,915)              (53,448)            (119,943)             (305,163)
                                 ---------------------------------------------------------------------------------

Increase (decrease) in net
assets from operations           $        (92,564)  $           (44,116)  $         (118,660)  $          (295,239)
                                 =================================================================================
                                    Allocation
                                  Moderate Growth    Real Return
                                     Portfolio        Portfolio
                                     (Class 3)        (Class 3)
                                 --------------------------------
Investment income:
 Dividends                       $         43,540   $          -
                                 --------------------------------
Expenses:
 Charges for distribution,
 mortality and expense risk               (40,618)       (80,486)
                                 --------------------------------

Net investment income (loss)                2,922        (80,486)
                                 --------------------------------

Net realized gains (losses)
from securities transactions                9,061         44,688
Realized gain distributions                     -              -
                                 --------------------------------

Net realized gains (losses)                 9,061         44,688
                                 --------------------------------

Net unrealized appreciation
(depreciation) of investments:
 Beginning of period                       39,213        (19,898)
 End of period                           (212,849)       219,020
                                 --------------------------------

Change in net unrealized
 appreciation (depreciation)
 of investments                          (252,062)       238,918
                                 --------------------------------
Increase (decrease) in net
 assets from operations          $       (240,079)  $    203,120
                                 ================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                          Government and
                                                                  Asset         Capital       Quality                      Natural
                                                               Allocation    Appreciation       Bond         Growth       Resources
                                                                Portfolio      Portfolio     Portfolio      Portfolio     Portfolio
                                                                (Class 1)      (Class 1)     (Class 1)      (Class 1)     (Class 1)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
 Net investment income (loss)                                 $    50,900   $    (155,719)  $    96,606   $   (37,254)  $   (33,445)

 Net realized gains (losses)                                      (69,007)        240,408        63,615      (425,127)      119,762
 Change in net unrealized appreciation
 (depreciation) of investments                                      5,521        (815,818)      161,946       123,858      (912,495)
                                                              ----------------------------------------------------------------------
  Increase (decrease) in net assets from operations               (12,586)       (731,129)      322,167      (338,523)     (826,178)
                                                              ----------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                       7,594          27,700        15,967        16,777         1,058
 Cost of units redeemed                                          (665,870)     (1,562,959)   (1,194,912)     (847,377)     (432,263)
 Net transfers                                                    (13,044)       (198,687)     (143,358)     (205,392)   (1,087,142)
 Contract maintenance charge                                       (1,607)         (3,978)       (2,146)       (1,862)         (852)
                                                              ----------------------------------------------------------------------
  Increase (decrease) in net assets from capital
   transactions                                                  (672,927)     (1,737,924)   (1,324,449)   (1,037,854)   (1,519,199)
                                                              ----------------------------------------------------------------------

Increase (decrease)in net assets                                 (685,513)     (2,469,053)   (1,002,282)   (1,376,377)   (2,345,377)
Net assets at beginning of period                               4,621,742      10,923,513     6,688,777     5,308,109     4,789,715
                                                              ----------------------------------------------------------------------
Net assets At end of period                                   $ 3,936,229   $   8,454,460   $ 5,686,495   $ 3,931,732   $ 2,444,338
                                                              ======================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                                           269             575           799           528            18
 Units redeemed                                                   (23,923)        (28,915)      (58,782)      (25,906)       (7,634)
 Units transferred                                                   (295)         (3,872)       (7,075)       (5,958)      (20,795)
                                                              ----------------------------------------------------------------------
Increase (decrease) in units outstanding                          (23,949)        (32,212)      (65,058)      (31,336)      (28,411)
Beginning units                                                   167,038         208,358       335,382       158,514        81,131
                                                              ----------------------------------------------------------------------
Ending units                                                      143,089         176,146       270,324       127,178        52,720
                                                              ======================================================================

                                                                                           Government and
                                                                  Asset         Capital        Quality                     Natural
                                                               Allocation    Appreciation       Bond          Growth      Resources
                                                                Portfolio      Portfolio      Portfolio     Portfolio     Portfolio
                                                                (Class 3)      (Class 3)      (Class 3)     (Class 3)     (Class 3)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE)  IN NET ASSETS:
From operations:
 Net investment income (loss)                                 $    30,753   $    (285,441)  $   439,311   $   (76,069)  $   (95,552)

 Net realized gains (losses)                                      (34,199)         89,116       340,905      (377,903)    1,084,028
 Change in net unrealized appreciation
 (depreciation) of investments                                    (22,730)     (1,389,371)      779,945       (75,055)   (2,825,349)
                                                              ----------------------------------------------------------------------
  Increase (decrease) in net assets from operations               (26,176)     (1,585,696)    1,560,161      (529,027)   (1,836,873)
                                                              ----------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                                     209,827       1,760,100     2,892,157        71,815       462,278
 Cost of units redeemed                                          (597,370)     (1,745,115)   (2,906,246)     (694,649)     (621,169)
 Net transfers                                                    375,157         574,380      (970,790)      (72,944)       78,175
 Contract maintenance charge                                         (446)         (2,560)       (3,669)       (1,044)       (2,529)
                                                              ----------------------------------------------------------------------
  Increase (decrease) in net assets from capital
  transactions                                                    (12,832)        586,805      (988,548)     (696,822)      (83,245)
                                                              ----------------------------------------------------------------------

Increase (decrease)in net assets                                  (39,008)       (998,891)      571,613    (1,225,849)   (1,920,118)
Net assets at beginning of period                               2,954,106      18,656,195    30,088,192     7,439,278     8,758,603
                                                              ----------------------------------------------------------------------
Net assets At end of period                                   $ 2,915,098   $  17,657,304   $30,659,805   $ 6,213,429   $ 6,838,485
                                                              ======================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                                        17,289         112,704       225,511         5,283        32,343
 Units redeemed                                                   (24,324)        (46,007)     (151,483)      (22,448)      (12,481)
 Units transferred                                                 15,786          42,109       (31,359)          266         3,580
                                                              ----------------------------------------------------------------------
Increase (decrease) in units outstanding                            8,751         108,806        42,669       (16,899)       23,442
Beginning units                                                   112,788         462,104     1,623,236       240,347       171,249
                                                              ----------------------------------------------------------------------
Ending units                                                      121,539         570,910     1,665,905       223,448       194,691
                                                              ======================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                           Aggressive      Alliance                   Blue Chip      Capital
                                             Growth         Growth       Balanced      Growth        Growth
                                           Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                            (Class 1)     (Class 1)      (Class 1)    (Class 1)     (Class 1)
                                           -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (28,692)  $  (102,388)  $    5,857   $   (9,162)  $   (6,481)
 Net realized gains (losses)                   (83,406)     (246,537)     (43,496)     (15,298)     (16,440)
 Change in net unrealized appreciation
 (depreciation) of investments                  48,951        25,408       65,007      (12,818)       7,536
                                           -------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                       (63,147)     (323,517)      27,368      (37,278)     (15,385)
                                            ------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold                   13,904        34,530        3,243        1,738          879
 Cost of units redeemed                       (209,152)   (1,554,509)    (546,298)    (219,161)    (115,551)
 Net transfers                                  43,789      (181,353)    (226,365)     (16,329)      19,088
 Contract maintenance charge                    (1,246)       (5,576)      (1,787)        (347)        (153)
                                           -------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                   (152,705)   (1,706,908)    (771,207)    (234,099)     (95,737)
                                           -------------------------------------------------------------------
Increase (decrease) in net assets             (215,852)   (2,030,425)    (743,839)    (271,377)    (111,122)
Net assets at beginning of period            1,982,324    10,600,856    3,671,768      815,508      444,458
                                           -------------------------------------------------------------------
Net assets at end of period                $ 1,766,472   $ 8,570,431   $2,927,929   $  544,131   $  333,336
                                           ===================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                      1,063         1,090          192          279          116
 Units redeemed                                (15,968)      (46,948)     (32,242)     (33,490)     (15,962)
 Units transferred                               3,422        (5,568)     (13,712)      (2,734)       2,331
                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding       (11,483)      (51,426)     (45,762)     (35,945)     (13,515)
Beginning units                                149,133       321,763      219,622      127,188       59,148
                                           -------------------------------------------------------------------
Ending units                                   137,650       270,337      173,860       91,243       45,633
                                           ===================================================================

                                               Cash      Corporate   Davis Venture     "Dogs" of      Emerging
                                            Management      Bond         Value      Wall Street      Markets
                                            Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                            (Class 1)     (Class 1)    (Class 1)      (Class 1)     (Class 1)
                                           -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (63,436)  $  199,895   $   (44,578)  $      7,604   $   (32,590)
 Net realized gains (losses)                   (62,790)     224,321       216,811       (117,204)      (94,153)
 Change in net unrealized appreciation
  (depreciation) of investments                 51,291     (214,640)   (1,108,164)       221,290      (837,560)
                                           --------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                       (74,935)     209,576      (935,931)       111,690      (964,303)
                                           ---------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold                   32,109        6,992       105,367              -        13,122
 Cost of units redeemed                     (1,434,489)    (743,322)   (2,650,713)      (248,075)     (444,262)
 Net transfers                                 472,689      (96,050)     (445,673)       (17,328)     (389,148)
 Contract maintenance charge                    (2,048)      (1,115)       (6,988)          (466)         (947)
                                           -------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                   (931,739)    (833,495)   (2,998,007)      (265,869)     (821,235)
                                           -------------------------------------------------------------------
Increase (decrease) in net assets           (1,006,674)    (623,919)   (3,933,938)      (154,179)   (1,785,538)
Net assets at beginning of period            4,460,124    4,706,128    19,240,382      1,261,303     4,081,928
                                           -------------------------------------------------------------------
Net assets at end of period                $ 3,453,450   $4,082,209   $15,306,444   $  1,107,124   $ 2,296,390
                                           ===================================================================
ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                      2,444          281         3,097              -           753
 Units redeemed                               (108,858)     (30,286)      (74,091)       (19,331)      (21,514)
 Units transferred                              35,446       (3,960)      (12,838)        (1,912)      (19,140)
                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding       (70,968)     (33,965)      (83,832)       (21,243)      (39,901)
Beginning units                                335,271      197,070       535,366        101,592       175,647
                                           -------------------------------------------------------------------
Ending units                                   264,303      163,105       451,534         80,349       135,746
                                           ===================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                               Equity         Fundamental     Global       Global         Growth
                                            Opportunities       Growth         Bond       Equities    Opportunities
                                              Portfolio        Portfolio    Portfolio    Portfolio       Portfolio
                                              (Class 1)        (Class 1)    (Class 1)    (Class 1)       (Class 1)
                                           ---------------------------------------------------------------------------
INCREASE (DECREASE)IN NET ASSETS:
From operations:
 Net investment income (loss)              $      (23,151)  $    (40,670)  $   15,231   $  (13,414)  $       (7,119)

 Net realized gains (losses)                     (238,395)      (112,456)      18,608      (36,177)          16,803
 Change in net unrealized appreciation
 (depreciation) of investments                    222,008        (23,064)      60,449     (194,576)         (38,481)
                                           ---------------------------------------------------------------------------

  Increase (decrease) in net assets
  from operations                                 (39,538)      (176,190)      94,288     (244,167)         (28,797)
                                           ---------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                         560          3,281          569        2,352              494
 Cost of units redeemed                          (332,762)      (360,966)    (547,881)    (312,324)        (104,440)
 Net transfers                                   (174,543)       (42,274)     (21,790)    (162,034)         (12,089)
 Contract maintenance charge                         (829)        (1,652)        (530)        (985)            (215)
                                           ---------------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                      (507,574)      (401,611)    (569,632)    (472,991)        (116,250)
                                           ---------------------------------------------------------------------------

Increase (decrease) in net assets                (547,112)      (577,801)    (475,344)    (717,158)        (145,047)
Net assets at beginning of period               2,662,042      2,890,226    2,481,099    2,396,953          498,327
                                           ---------------------------------------------------------------------------
Net assets at end of period                $    2,114,930   $  2,312,425   $2,005,755   $1,679,795   $      353,280
                                           ===========================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                            30            178           25          129               76
 Units redeemed                                   (18,046)       (20,279)     (23,354)     (15,478)         (18,541)
 Units transferred                                 (9,387)        (2,362)      (1,047)      (7,937)          (2,948)
                                           ---------------------------------------------------------------------------
Increase (decrease) in units outstanding          (27,403)       (22,463)     (24,376)     (23,286)         (21,413)
Beginning units                                   142,356        159,810      108,917      113,022           81,488
                                           ---------------------------------------------------------------------------
Ending units                                      114,953        137,347       84,541       89,736           60,075
                                           ===========================================================================

                                                                                                               MFS
                                                                         International   International    Massachusetts
                                              Growth-      High-Yield     Diversified      Growth and       Investors
                                               Income         Bond          Equities         Income           Trust
                                             Portfolio      Portfolio      Portfolio       Portfolio        Portfolio
                                             (Class 1)      (Class 1)      (Class 1)       (Class 1)        (Class 1ty)
                                           ----------------------------------------------------------------------------
 INCREASE (DECREASE)IN NET ASSETS:
 From operations:
  Net investment income (loss)             $   (43,818)  $   243,852   $       18,937   $       38,262   $      (26,366)

  Net realized gains (losses)                 (243,257)      362,006          (18,985)        (554,136)         117,078
  Change in net unrealized appreciation
  (depreciation) of investments                754,604      (444,345)        (490,083)         113,496         (173,556)
                                           ----------------------------------------------------------------------------
   Increase (decrease) in net assets
   from operations                             467,529       161,513         (490,131)        (402,378)         (82,844)
                                           ----------------------------------------------------------------------------

 From capital transactions:
  Net proceeds from units sold                   4,466         6,271            6,676            6,257            3,613
  Cost of units redeemed                    (1,153,151)     (674,410)        (455,000)        (468,400)        (660,618)
  Net transfers                               (155,650)      (39,714)         201,571          (20,493)          (9,265)
  Contract maintenance charge                   (3,727)       (1,392)          (1,004)          (1,078)          (1,171)
                                           ----------------------------------------------------------------------------
    Increase (decrease) in net assets
    from capital transactions               (1,308,062)     (709,245)        (247,757)        (483,714)        (667,441)
                                           ----------------------------------------------------------------------------

Increase (decrease) in net assets             (840,533)     (547,732)        (737,888)        (886,092)        (750,285)
Net assets at beginning of period            7,545,147     4,944,132        3,211,131        3,008,942        3,423,158
                                           ----------------------------------------------------------------------------
Net assets at end of period                $ 6,704,614   $ 4,396,400   $    2,473,243   $    2,122,850   $    2,672,873
                                           ============================================================================
ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:

 Units sold                                        161           275              547              528              154
 Units redeemed                                (41,246)      (29,421)         (35,819)         (34,729)         (27,878)
 Units transferred                              (5,583)         (745)          15,093           (1,830)            (485)
                                           ----------------------------------------------------------------------------
Increase (decrease) in units outstanding       (46,668)      (29,891)         (20,179)         (36,031)         (28,209)
Beginning units                                279,243       222,731          239,473          213,130          147,097
                                           ----------------------------------------------------------------------------
Ending units                                   232,575       192,840          219,294          177,099          118,888
                                           ============================================================================


    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                             MFS Total      Mid-Cap                                   Telecom
                                               Return       Growth      Real Estate    Technology     Utility
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $    65,613   $  (36,160)  $    (11,056)  $    (4,219)  $    8,042

 Net realized gains (losses)                   (87,279)      49,229       (433,404)       (3,634)       2,886

 Change in net unrealized
 appreciation (depreciation)
 of investments                                 79,633     (152,150)       568,951       (13,597)      32,719
                                           ---------------------------------------------------------------------
 Increase (decrease) in net
 assets from operations                         57,967     (139,081)       124,491       (21,450)      43,647
                                           ---------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                   20,820       12,952             75           158        1,650
 Cost of units redeemed                     (1,596,483)    (472,531)      (272,540)      (58,208)    (181,535)
 Net transfers                                (325,790)     (99,822)      (180,775)       11,494       46,888
 Contract maintenance charge                    (2,526)        (906)          (629)         (108)        (432)
                                           ---------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                 (1,903,979)    (560,307)      (453,869)      (46,664)    (133,429)
                                           ---------------------------------------------------------------------

Increase (decrease) in net assets           (1,846,012)    (699,388)      (329,378)      (68,114)     (89,782)
Net assets at beginning of period            7,542,641    2,643,570      2,032,726       299,442    1,023,673
                                           ---------------------------------------------------------------------
Net assets at end of period                $ 5,696,629   $1,944,182   $  1,703,348   $   231,328   $  933,891
                                           =====================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                        736        1,137              3            73           99
 Units redeemed                                (55,949)     (38,736)       (11,670)      (24,494)     (10,832)
 Units transferred                             (11,455)      (7,360)        (7,846)        3,411        2,632
                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding       (66,668)     (44,959)       (19,513)      (21,010)      (8,101)
Beginning units                                269,183      217,968         91,472       122,750       63,117
                                           ---------------------------------------------------------------------
Ending units                                   202,515      173,009         71,959       101,740       55,016
                                           =====================================================================

                                                                                      American       American
                                                                                        Funds         Funds
                                               Total                                    Asset         Global
                                              Return      Aggressive    Alliance     Allocation       Growth
                                               Bond         Growth       Growth         SAST           SAST
                                            Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                             (Class 1)    (Class 3)     (Class 3)     (Class 3)     (Class 3)
                                           -------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $   (1,185)  $   (23,573)  $   (96,324)  $   (10,706)  $   (89,303)

 Net realized gains (losses)                  140,374       (65,641)      173,558       (10,264)          127

 Change in net unrealized
 appreciation (depreciation)
 of investments                               (36,189)       14,191      (337,370)        5,169    (1,425,752)
                                           -------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                      103,000       (75,023)     (260,136)      (15,801)   (1,514,928)
                                           -------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                   1,616       488,591       154,534       175,533     4,031,764
 Cost of units redeemed                      (390,593)     (138,062)     (941,110)      (62,322)     (494,994)
 Net transfers                               (169,315)      111,608      (152,401)    1,094,261     2,696,003
 Contract maintenance charge                     (785)         (239)       (1,154)         (259)       (1,147)
                                           -------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                  (559,077)      461,898      (940,131)    1,207,213     6,231,626
                                           -------------------------------------------------------------------

Increase (decrease) in net assets            (456,077)      386,875    (1,200,267)    1,191,412     4,716,698
Net assets at beginning of period           2,654,724     1,360,440     7,706,835     2,549,027    10,474,017
                                           -------------------------------------------------------------------
Net assets at end of period                $2,198,647   $ 1,747,315   $ 6,506,568   $ 3,740,439   $15,190,715
                                           ===================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                        62        52,298        14,918        17,292       363,368
 Units redeemed                               (14,448)      (10,663)      (30,127)       (6,202)      (46,026)
 Units transferred                             (6,591)        7,713        (5,792)      108,049       260,135
                                           -------------------------------------------------------------------
Increase (decrease) in units outstanding      (20,977)       49,348       (21,001)      119,139       577,477
Beginning units                               100,163       106,400       252,380       250,490       933,887
                                           -------------------------------------------------------------------
Ending units                                   79,186       155,748       231,379       369,629     1,511,364
                                           ===================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                          American
                                             American       Funds
                                              Funds        Growth-
                                              Growth       Income                   Blue Chip      Capital
                                               SAST         SAST        Balanced     Growth        Growth
                                            Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                            (Class 3)     (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                           ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $  (119,166)  $  (50,754)  $    3,629   $  (44,635)  $  (42,790)

 Net realized gains (losses)                   (92,385)    (158,265)       7,237       44,286      (62,705)

 Change in net unrealized
 appreciation (depreciation)
 of investments                               (416,658)    (116,215)       6,697     (216,584)      24,856
                                           ------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                      (628,209)    (325,234)      17,563     (216,933)     (80,639)
                                           ------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                1,706,441      702,211      217,272      829,559        4,500
 Cost of units redeemed                       (365,594)    (315,531)    (154,547)    (286,175)    (225,891)
 Net transfers                               1,018,424      471,134      311,977      505,325     (103,182)
 Contract maintenance charge                    (1,057)      (1,114)        (335)        (428)        (327)
                                           ------------------------------------------------------------------
  Increase (decrease) in net
  assets from capital transactions           2,358,214      856,700      374,367    1,048,281     (324,900)
                                           ------------------------------------------------------------------

Increase (decrease) in net assets            1,730,005      531,466      391,930      831,348     (405,539)
Net assets at beginning of period            8,634,546    8,579,915    1,097,844    2,418,348    2,849,462
                                           ------------------------------------------------------------------
Net assets at end of period                $10,364,551   $9,111,381   $1,489,774   $3,249,696   $2,443,923
                                           ==================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                    166,789       75,683       20,678       90,835          633
 Units redeemed                                (35,757)     (34,343)      (9,531)     (43,258)     (31,259)
 Units transferred                             103,678       51,591       21,763       65,139      (13,873)
                                           ------------------------------------------------------------------
Increase (decrease) in units outstanding       234,710       92,931       32,910      112,716      (44,499)
Beginning units                                841,974      919,889       70,391      362,712      383,669
                                           ------------------------------------------------------------------
Ending units                                 1,076,684    1,012,820      103,301      475,428      339,170
                                           ==================================================================
                                                                           Davis
                                               Cash        Corporate      Venture       "Dogs" of      Emerging
                                            Management       Bond          Value       Wall Street     Markets
                                             Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                             (Class 3)     (Class 3)     (Class 3)      (Class 3)     (Class 3)
                                           ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $  (120,962)  $ 1,189,376   $   (93,921)  $      8,957   $  (100,811)

 Net realized gains (losses)                   (96,675)      763,713      (675,224)      (114,683)      579,877

 Change in net unrealized
 appreciation (depreciation)
 of investments                                 55,496      (868,850)     (540,814)       244,336    (3,017,850)
                                           ---------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                      (162,141)    1,084,239    (1,309,959)       138,610    (2,538,784)
                                           ---------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                  526,955     4,219,003     2,426,406        250,130       704,691
 Cost of units redeemed                     (1,748,546)   (2,195,486)   (2,013,292)      (194,174)     (988,978)
 Net transfers                               1,080,897        81,405       269,056        184,833     1,254,585
 Contract maintenance charge                      (957)       (2,908)       (3,133)          (278)       (1,292)
                                           ---------------------------------------------------------------------
  Increase (decrease) in net
  assets from capital transactions            (141,651)    2,102,014       679,037        240,511       969,006
                                           ---------------------------------------------------------------------

Increase (decrease) in net assets             (303,792)    3,186,253      (630,922)       379,121    (1,569,778)
Net assets at beginning of period            8,292,521    23,678,761    22,892,016      1,212,786     9,266,456
                                           ---------------------------------------------------------------------
Net assets at end of period                $ 7,988,729   $26,865,014   $22,261,094   $  1,591,907   $ 7,696,678
                                           =====================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                     52,007       282,154       219,275         22,208        51,457
 Units redeemed                               (145,306)      (97,438)      (68,956)       (15,482)      (48,705)
 Units transferred                             100,214        27,319        43,277         15,201        84,346
                                           ---------------------------------------------------------------------
Increase (decrease) in units outstanding         6,915       212,035       193,596         21,927        87,098
Beginning units                                642,929     1,091,023       771,070        101,208       422,559
                                           ---------------------------------------------------------------------
Ending units                                   649,844     1,303,058       964,666        123,135       509,657

                                           =====================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                Equity         Foreign     Fundamental      Global       Global
                                            Opportunities       Value        Growth          Bond       Equities
                                              Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                              (Class 3)       (Class 3)     (Class 3)      (Class 3)    (Class 3)
                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $      (14,754)  $    10,000   $    (69,567)  $   49,559   $  (16,676)

 Net realized gains (losses)                      (81,826)     (342,227)       (59,299)     188,496     (145,905)

 Change in net unrealized
 appreciation (depreciation) of
 investments                                       73,701    (2,677,967)      (173,998)      23,353      (56,638)
                                           ------------------------------------------------------------------------
  Increase (decrease) in net assets
  from operations                                 (22,879)   (3,010,194)      (302,864)     261,408     (219,219)
                                           ------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                      14,625     4,589,609         90,270    1,486,560      191,775
 Cost of units redeemed                          (125,890)   (1,452,890)      (286,031)    (720,186)    (139,185)
 Net transfers                                   (107,251)    2,946,700         (6,112)     358,445     (382,070)
 Contract maintenance charge                         (210)       (2,572)          (432)        (811)        (343)
                                           ------------------------------------------------------------------------
  Increase (decrease) in net assets
  from capital transactions                      (218,726)    6,080,847       (202,305)   1,124,008     (329,823)
                                           ------------------------------------------------------------------------

Increase (decrease) in net assets                (241,605)    3,070,653       (505,169)   1,385,416     (549,042)
Net assets at beginning of period               1,345,023    19,729,242      4,526,957    6,615,229    2,228,858
                                           ------------------------------------------------------------------------
Net assets at end of period                $    1,103,418   $22,799,895   $  4,021,788   $8,000,645   $1,679,816
                                           ========================================================================

ANALYSIS OF INCREASE(DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                         1,367       444,123          8,182      108,045       20,749
 Units redeemed                                    (7,165)      (97,892)       (17,195)     (33,896)      (7,330)
 Units transferred                                 (5,872)      296,903          1,225       22,338      (15,232)
                                           ------------------------------------------------------------------------
 Increase (decrease) in units
  outstanding                                     (11,670)      643,134         (7,788)      96,487       (1,813)
 Beginning units                                   75,916     1,291,691        275,046      321,561      114,635
                                           ------------------------------------------------------------------------
 Ending units                                      64,246     1,934,825        267,258      418,048      112,822
                                           ========================================================================

                                                                                      International    International
                                                Growth        Growth-    High-Yield     Diversified      Growth and
                                            Opportunities      Income       Bond         Equities          Income
                                              Portfolio      Portfolio    Portfolio      Portfolio        Portfolio
                                              (Class 3)      (Class 3)    (Class 3)      (Class 3)        (Class 3)
                                           ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)              $     (102,339)  $   (4,957)  $   281,403   $       39,469   $      164,520

 Net realized gains (losses)                      137,196      (33,312)     (185,091)         (28,220)      (1,136,943)

 Change in net unrealized
 appreciation (depreciation)
 of investments                                  (292,531)     140,545           529       (1,707,327)        (805,689)
                                           ----------------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                         (257,674)     102,276        96,841       (1,696,078)      (1,778,112)
                                           ----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                   1,800,708    1,233,138       502,642          136,424          222,944
 Cost of units redeemed                          (467,525)    (134,857)     (528,725)      (1,096,413)        (884,831)
 Net transfers                                    854,401       41,355      (377,991)         427,942          666,755
 Contract maintenance charge                         (578)        (177)         (626)          (1,657)          (1,318)
                                           ----------------------------------------------------------------------------
  Increase (decrease) in net
  assets from capital transactions              2,187,006    1,139,459      (404,700)        (533,704)           3,550
                                           ----------------------------------------------------------------------------

Increase (decrease) in net assets               1,929,332    1,241,735      (307,859)      (2,229,782)      (1,774,562)
Net assets at beginning of period               5,449,232      662,769     4,124,754       11,510,610       12,654,748
                                           ----------------------------------------------------------------------------
Net assets at end of period                $    7,378,564   $1,904,504   $ 3,816,895   $    9,280,828   $   10,880,186
                                           ============================================================================

ANALYSIS OF INCREASE(DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                       184,906      129,087        42,032           13,431           28,017
 Units redeemed                                   (72,628)      (5,813)      (25,121)         (86,691)         (67,659)
 Units transferred                                111,545       15,704       (11,390)          42,365           65,838
                                           ----------------------------------------------------------------------------
Increase (decrease) in units outstanding          223,823      138,978         5,521          (30,895)          26,196
 Beginning units                                  849,981       27,663       208,345          889,559          963,613
                                           ----------------------------------------------------------------------------
 Ending units                                   1,073,804      166,641       213,866          858,664          989,809
                                           ============================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                              Marsico          MFS
                                              Focused     Massachusetts        MFS         Mid-Cap                  Small & Mid
                                              Growth        Investors      Total Return    Growth     Real Estate    Cap Value
                                             Portfolio   Trust Portfolio    Portfolio     Portfolio    Portfolio     Portfolio
                                             (Class 3)      (Class 3)       (Class 3)     (Class 3)    (Class 3)     (Class 3)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)              $  (44,736) $        (93,523) $      89,280  $  (87,503) $    (83,272) $   (302,607)

  Net realized gains (losses)                  (97,913)          131,319       (178,818)    164,914      (580,664)      (31,130)

  Change in net unrealized
  appreciation (depreciation)
  of investments                                56,727          (391,775)       111,953    (472,811)    1,333,591    (1,576,212)
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                 (85,922)         (353,979)        22,415    (395,400)      669,655    (1,909,949)
                                            ------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 845,048         2,725,256        403,322     735,886     1,799,692     3,644,485
  Cost of units redeemed                      (273,948)         (448,262)      (829,750)   (395,639)     (836,532)   (1,485,271)
  Net transfers                                162,618           919,526        167,440     133,295       (48,668)    1,109,048
  Contract maintenance charge                     (359)             (739)        (1,676)       (674)       (1,433)       (2,550)
                                            ------------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from capital transactions           733,359         3,195,781       (260,664)    472,868       913,059     3,265,712
                                            ------------------------------------------------------------------------------------

Increase (decrease) in net assets              647,437         2,841,802       (238,249)     77,468     1,582,714     1,355,763
Net assets at beginning of period            2,804,766         7,674,548      9,254,773   5,438,398    10,172,626    20,283,172
                                            ------------------------------------------------------------------------------------
Net assets at end of period                 $3,452,203  $     10,516,350  $   9,016,524  $5,515,866  $ 11,755,340  $ 21,638,935
                                            ====================================================================================
ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    79,142           232,190         37,120      62,112       188,387       289,785
  Units redeemed                               (24,045)          (26,357)       (33,683)    (32,963)      (41,542)      (81,776)
  Units transferred                             16,440            76,250          9,050      15,725        23,574       102,896
                                            ------------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                               71,537           282,083         12,487      44,874       170,419       310,905
Beginning units                                245,321           412,047        387,980     461,848       552,844     1,080,689
                                            ------------------------------------------------------------------------------------
Ending units                                   316,858           694,130        400,467     506,722       723,263     1,391,594
                                            ====================================================================================

                                                                                                  Total Return
                                                  Small Company    Technology   Telecom Utility       Bond
                                                 Value Portfolio   Portfolio       Portfolio       Portfolio
                                                    (Class 3)      (Class 3)       (Class 3)       (Class 3)
                                                ------------------ ----------- ----------------- ------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
Net investment income (loss)                    $       (101,909) $   (22,532) $          4,489  $     (45,379)

  Net realized gains (losses)                            123,524       (7,359)           (7,368)     1,023,938

  Change in net unrealized
  appreciation (depreciation)
  of investments                                        (316,834)     (59,119)           27,982         67,472
                                                ---------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                          (295,219)     (89,010)           25,103      1,046,031
                                                ---------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                         1,924,075       49,383            79,231      7,717,238
  Cost of units redeemed                                (396,979)    (198,154)          (45,660)    (1,331,479)
  Net transfers                                          463,715     (120,168)           10,395      3,035,824
  Contract maintenance charge                               (773)        (261)             (169)        (1,816)
                                                ---------------------------------------------------------------
    Increase (decrease) in net
    assets from capital transactions                   1,990,038     (269,200)           43,797      9,419,767
                                                ---------------------------------------------------------------

Increase (decrease) in net assets                      1,694,819     (358,210)           68,900     10,465,798
Net assets at beginning of period                      6,954,490    1,598,816           598,110     18,716,248
                                                ---------------------------------------------------------------
Net assets at end of period                     $      8,649,309  $ 1,240,606  $        667,010  $  29,182,046
                                                ===============================================================
ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             190,216       12,810             6,056        532,166
  Units redeemed                                         (41,428)     (82,344)           (2,858)       (62,198)
  Units transferred                                       56,469      (53,296)              696        181,340
                                                ---------------------------------------------------------------
Increase (decrease) in
units outstanding                                        205,257     (122,830)            3,894        651,308
Beginning units                                          706,486      672,158            38,776        867,507
                                                ---------------------------------------------------------------
Ending units                                             911,743      549,328            42,670      1,518,815
                                                ===============================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                        Invesco Van                     Invesco Van
                                        Kampen V.I.      Invesco Van    Kampen V.I.    Diversified                    Government &
                                       Capital Growth    Kampen V.I.    Growth and    International   Equity Income   High Quality
                                            Fund        Comstock Fund   Income Fund      Account         Account      Bond Account
                                        (Series II)      (Series II)    (Series II)     (Class 2)       (Class 2)      (Class 2)
                                      --------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)        $       (15,452) $      (25,180) $   (100,689) $       (6,105) $       (9,416) $        (143)

  Net realized gains (losses)                  93,607         (73,391)     (178,666)        (35,203)        (45,611)            32

  Change in net unrealized
  appreciation (depreciation)
  of investments                             (153,239)       (290,769)     (524,861)        (12,221)         89,623            551
                                      ---------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                (75,084)       (389,340)     (804,216)        (53,529)         34,596            440
                                      ---------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 94,263       2,270,916     2,982,532           2,544           2,480              -
  Cost of units redeemed                     (150,279)       (818,416)   (1,594,293)        (48,231)       (209,053)        (1,539)
  Net transfers                               (48,898)        774,187       935,025          (2,321)         (4,165)            68
  Contract maintenance charge                     (65)         (1,171)       (2,591)            (93)           (206)            (9)
                                      ---------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                     (104,979)      2,225,516     2,320,673         (48,101)       (210,944)        (1,480)
                                      ---------------------------------------------------------------------------------------------

Increase (decrease) in net assets            (180,063)      1,836,176     1,516,457        (101,630)       (176,348)        (1,040)
Net assets at beginning of period           1,075,228       9,859,429    21,272,406         476,248         915,078         10,904
                                      ---------------------------------------------------------------------------------------------
Net assets at end of period           $       895,165  $   11,695,605  $ 22,788,863  $      374,618  $      738,730  $       9,864
                                      =============================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    8,150         224,740       280,611             375             252              -
  Units redeemed                              (13,732)        (68,361)     (118,040)         (7,345)        (21,856)          (200)
  Units transferred                            (4,861)         81,289        95,202            (328)           (292)             9
                                      ---------------------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                             (10,443)        237,668       257,773          (7,298)        (21,896)          (191)
Beginning units                                99,273         818,598     1,571,696          74,288          99,118          1,425
                                      ---------------------------------------------------------------------------------------------
Ending units                                   88,830       1,056,266     1,829,469          66,990          77,222          1,234
                                      =============================================================================================

                                                           LargeCap    LargeCap    MidCap
                                                Income      Blend       Growth      Blend
                                               Account    Account II   Account     Account
                                              (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                              ----------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)                $  (3,399) $    (1,238) $    (616) $  (25,275)

  Net realized gains (losses)                     3,120      (15,379)     5,082    (181,427)

  Change in net unrealized
  appreciation (depreciation)
  of investments                                 13,157       16,554     (4,920)    299,651
                                              ----------------------------------------------
    Increase (decrease) in
    net assets from operations                   12,878          (63)      (454)     92,949
                                              ----------------------------------------------

From capital transactions:
  Net proceeds from units sold                        -            -          -           -
  Cost of units redeemed                       (419,326)     (27,593)   (17,571)   (193,041)
  Net transfers                                 349,565           61      7,053    (131,715)
  Contract maintenance charge                       (32)         (34)       (13)       (943)
                                              ----------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                        (69,793)     (27,566)   (10,531)   (325,699)
                                              ----------------------------------------------

Increase (decrease) in net assets               (56,915)     (27,629)   (10,985)   (232,750)
Net assets at beginning of period               304,723       96,483     44,359   1,594,264
                                              ----------------------------------------------
Net assets at end of period                   $ 247,808  $    68,854  $  33,374  $1,361,514
                                              ==============================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          -            -          -           -
  Units redeemed                                (47,786)      (4,165)    (2,412)    (17,966)
  Units transferred                              40,053           22      1,111     (12,911)
                                              ----------------------------------------------
Increase (decrease) in
units outstanding                                (7,733)      (4,143)    (1,301)    (30,877)
Beginning units                                  34,947       15,251      6,386     157,610
                                              ----------------------------------------------
Ending units                                     27,214       11,108      5,085     126,733
                                              ==============================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                                                                         SAM            SAM
                                         Money          Principal         Real Estate      SAM       Conservative   Conservative
                                         Market    Capital Appreciation   Securities     Balanced      Balanced        Growth
                                        Account          Account            Account     Portfolio     Portfolio      Portfolio
                                       (Class 2)        (Class 2)          (Class 2)    (Class 2)     (Class 2)      (Class 2)
                                       ------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)         $  (2,061) $              (5,597) $       (248) $    81,563  $       4,794  $       2,180

  Net realized gains (losses)                  -                  2,209          (136)    (102,428)        (8,980)      (109,074)

  Change in net unrealized
  appreciation (depreciation)
  of investments                               -                 (1,683)        1,804      (47,468)         6,634         93,484
                                       ------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations            (2,061)                (5,071)        1,420      (68,333)         2,448        (13,410)
                                       ------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 -                      -             -          659              -              -
  Cost of units redeemed                    (748)               (56,463)          (59)    (748,586)       (95,118)      (237,421)
  Net transfers                          (94,886)                   147         7,053     (240,132)       (61,104)      (358,136)
  Contract maintenance charge                 (1)                   (46)          (25)      (2,857)          (294)          (514)
                                       ------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                 (95,635)               (56,362)        6,969     (990,916)      (156,516)      (596,071)
                                       ------------------------------------------------------------------------------------------

Increase (decrease) in net assets        (97,696)               (61,433)        8,389   (1,059,249)      (154,068)      (609,481)
Net assets at beginning of period        205,000                380,064        11,504    9,490,958        367,503      1,511,685
                                       ------------------------------------------------------------------------------------------
Net assets at end of period            $ 107,304  $             318,631  $     19,893  $ 8,431,709  $     213,435  $     902,204
                                       ==========================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   -                      -             -           70              -              -
  Units redeemed                            (130)                (4,536)           (5)     (72,021)       (12,032)       (23,360)
  Units transferred                      (16,181)                    12           405      (22,424)        (6,882)       (33,625)
Increase (decrease) in
units outstanding                        (16,311)                (4,524)          400      (94,375)       (18,914)       (56,985)
                                       ------------------------------------------------------------------------------------------
Beginning units                           35,128                 30,809           663      915,093         45,994        145,807
                                       ------------------------------------------------------------------------------------------
Ending units                              18,817                 26,285         1,063      820,718         27,080         88,822
                                       ==========================================================================================

                                                    SAM         SAM
                                                 Flexible    Strategic                        SmallCap
                                                  Income      Growth     Short-Term Income     Growth
                                                 Portfolio   Portfolio        Account        Account II
                                                 (Class 2)   (Class 2)       (Class 2)       (Class 2)
                                                --------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)                  $   14,914  $     (763) $             (599) $      (272)

  Net realized gains (losses)                      (21,288)       (533)                 55          241

  Change in net unrealized
  appreciation (depreciation)
  of investments                                    18,533      (9,054)                291          538
                                                --------------------------------------------------------
    Increase (decrease) in
    net assets from operations                      12,159     (10,350)               (253)         507
                                                --------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                           -           -                   -            -
  Cost of units redeemed                          (166,697)     (2,640)               (856)      (1,452)
  Net transfers                                     (4,973)        722                   -       30,690
  Contract maintenance charge                         (295)        (33)                (59)         (18)
                                                --------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                          (171,965)     (1,951)               (915)      29,220
                                                --------------------------------------------------------

Increase (decrease) in net assets                 (159,806)    (12,301)             (1,168)      29,727
Net assets at beginning of period                  799,210     285,182              43,105        7,336
                                                --------------------------------------------------------
Net assets at end of period                     $  639,404  $  272,881  $           41,937  $    37,063
                                                ========================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             -           -                   -            -
  Units redeemed                                   (17,892)       (243)               (125)        (210)
  Units transferred                                   (556)         66                   -        5,237
                                                --------------------------------------------------------
Increase (decrease) in
units outstanding                                  (18,448)       (177)               (125)       5,027
Beginning units                                     83,668      25,876               5,895        1,133
                                                --------------------------------------------------------
Ending units                                        65,220      25,699               5,770        6,160
                                                ========================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                                          Columbia
                                           Columbia       Variable
                                           Variable       Portfolio
                                           Portfolio      - Marsico       Asset
                                            - High         Focused      Allocation     Global        Growth       Growth-
                                          Income Fund   Equities Fund      Fund      Growth Fund      Fund      Income Fund
                                           (Class 1)      (Class 1)     (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                         -----------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)           $     11,750  $       (6,807) $    19,655  $    (14,202) $   (89,435) $     11,531

  Net realized gains (losses)                   4,924         (21,258)     (44,979)       38,536      (96,525)     (264,963)

  Change in net unrealized
  appreciation (depreciation)
  of investments                               (2,250)          2,901       40,815      (998,633)    (339,016)     (115,782)
                                         -----------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                 14,424         (25,164)      15,491      (974,299)    (524,976)     (369,214)
                                         -----------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                 11,935          11,995       27,084       197,980       65,355        62,204
  Cost of units redeemed                      (37,913)        (73,600)    (262,238)   (1,191,791)  (1,471,419)   (1,398,089)
  Net transfers                               (96,527)         70,506       (8,372)      (92,659)    (274,918)     (187,565)
  Contract maintenance charge                     (61)           (132)        (399)       (1,586)      (1,608)       (1,721)
                                         -----------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                     (122,566)          8,769     (243,925)   (1,088,056)  (1,682,590)   (1,525,171)
                                         -----------------------------------------------------------------------------------

Increase (decrease) in net assets            (108,142)        (16,395)    (228,434)   (2,062,355)  (2,207,566)   (1,894,385)
Net assets at beginning of period             321,620         573,654    2,106,807    10,692,807   11,489,423    12,783,276
                                         -----------------------------------------------------------------------------------
Net assets at end of period              $    213,478  $      557,259  $ 1,878,373  $  8,630,452  $ 9,281,857  $ 10,888,891
                                         ===================================================================================
ANALYSIS OF
  INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      629             982        1,677         8,029        3,221         3,054
  Units redeemed                               (2,014)         (6,588)     (15,346)      (52,046)     (72,717)      (84,930)
  Units transferred                            (4,995)          6,315         (442)       (3,153)     (13,550)      (10,579)
                                         -----------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                              (6,380)            709      (14,111)      (47,170)     (83,046)      (92,455)
Beginning units                                17,492          50,384      125,672       460,508      577,056       771,857
                                         -----------------------------------------------------------------------------------
Ending units                                   11,112          51,093      111,561       413,338      494,010       679,402
                                         ===================================================================================

                                                                                                  Franklin
                                                                 Mid Cap           MTB             Income
                                            Growth and Income     Value     Managed Allocation   Securities
                                                Portfolio       Portfolio    Fund - Moderate        Fund
                                               (Class VC)      (Class VC)       Growth II        (Class 2)
                                           -----------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)             $          (90,108) $   (1,285) $               111  $   190,075

  Net realized gains (losses)                        (219,858)     (4,394)              (1,502)      12,527

  Change in net unrealized
  appreciation (depreciation)
  of investments                                     (589,008)     (2,869)              (5,883)    (177,452)
                                           -----------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                       (898,974)     (8,548)              (7,274)      25,150
                                           -----------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                      1,176,554       3,126                    -    1,947,810
  Cost of units redeemed                             (740,510)    (13,967)              (7,327)    (218,858)
  Net transfers                                       535,138      (7,830)              (3,309)   1,552,782
  Contract maintenance charge                          (1,411)        (99)                 (22)        (375)
                                           -----------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                              969,771     (18,770)             (10,658)   3,281,359
                                           -----------------------------------------------------------------

Increase (decrease) in net assets                      70,797     (27,318)             (17,932)   3,306,509
Net assets at beginning of period                  11,488,810     202,710              117,510    2,942,495
                                           -----------------------------------------------------------------
Net assets at end of period                $       11,559,607  $  175,392  $            99,578  $ 6,249,004
                                           =================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          124,926         235                    -      186,114
  Units redeemed                                      (65,818)       (997)                (730)     (20,747)
  Units transferred                                    57,649        (503)                (347)     146,714
                                           -----------------------------------------------------------------
Increase (decrease) in
units outstanding                                     116,757      (1,265)              (1,077)     312,081
Beginning units                                       991,030      13,916               12,029      282,085
                                           -----------------------------------------------------------------
Ending units                                        1,107,787      12,651               10,952      594,166
                                           =================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2011
                                  (continued)

                                               Franklin
                                              Templeton
                                             VIP Founding                                          Allocation
                                                Funds       Allocation   Allocation   Allocation    Moderate
                                              Allocation     Balanced      Growth      Moderate      Growth     Real Return
                                                 Fund       Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                              (Class 2)     (Class 3)    (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                            --------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)              $     (47,454) $     4,709  $    (2,060) $       410  $     2,922  $    (80,486)

  Net realized gains (losses)                       7,805        4,623        3,343        9,514        9,061        44,688

  Change in net unrealized
  appreciation (depreciation)
  of investments                                  (52,915)     (53,448)    (119,943)    (305,163)    (252,062)      238,918
                                            --------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations                    (92,564)     (44,116)    (118,660)    (295,239)    (240,079)      203,120
                                            --------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                    381,279    2,302,832    1,085,912    4,589,272    2,433,605     3,489,860
  Cost of units redeemed                          (96,260)    (110,067)     (52,081)    (190,243)     (64,683)     (245,204)
  Net transfers                                    77,814      638,273      122,855      851,345    1,004,038     1,613,515
  Contract maintenance charge                        (385)         (52)           -         (105)        (140)         (245)
                                            --------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                          362,448    2,830,986    1,156,686    5,250,269    3,372,820     4,857,926
                                            --------------------------------------------------------------------------------

Increase (decrease) in net assets                 269,884    2,786,870    1,038,026    4,955,030    3,132,741     5,061,046
Net assets at beginning of period               2,983,855    1,708,086      207,442    1,629,705      980,010     2,763,425
                                            --------------------------------------------------------------------------------
Net assets at end of period                 $   3,253,739  $ 4,494,956  $ 1,245,468  $ 6,584,735  $ 4,112,751  $  7,824,471
                                            ================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       42,436      201,599       95,589      397,679      214,287       298,362
  Units redeemed                                  (10,470)      (9,526)      (4,908)     (16,924)      (5,985)      (20,903)
  Units transferred                                 7,997       55,459       12,229       73,927       92,606       137,429
                                            --------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                                  39,963      247,532      102,910      454,682      300,908       414,888
Beginning units                                   323,878      148,850       18,629      142,836       88,273       242,390
                                            --------------------------------------------------------------------------------
Ending units                                      363,841      396,382      121,539      597,518      389,181       657,278
                                            ================================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                  Government
                                        Asset        Capital      and Quality                 Natural      Asset        Capital
                                      Allocation   Appreciation      Bond         Growth     Resources   Allocation   Appreciation
                                      Portfolio     Portfolio      Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                                      (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)   (Class 3)     (Class 3)
                                     ----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)       $    51,373  $    (144,342) $    163,934  $   (45,632) $  (29,258) $    28,259  $    (246,158)

  Net realized gains (losses)           (133,246)      (155,395)       28,709     (725,550)    533,203      (49,695)      (296,930)

   Change in net unrealized
  appreciation (depreciation)
  of investments                         601,320      2,267,092        85,181    1,378,707      72,846      331,035      3,814,882
                                     ----------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations           519,447      1,967,355       277,824      607,525     576,791      309,599      3,271,794
                                     ----------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold            13,022         18,470         8,962        7,564      10,103          682        747,083
  Cost of units redeemed                (721,051)    (1,626,572)   (1,940,245)  (1,143,756)   (439,506)    (151,754)    (1,228,534)
  Net transfers                           (2,513)      (358,504)     (255,022)    (186,341)   (185,648)     296,245       (316,941)
  Contract maintenance charge             (1,800)        (4,271)       (2,540)      (2,189)     (1,030)        (413)        (2,478)
                                     ----------------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                (712,342)    (1,970,877)   (2,188,845)  (1,324,722)   (616,081)     144,760       (800,870)
                                     ----------------------------------------------------------------------------------------------

Increase (decrease) in net assets       (192,895)        (3,522)   (1,911,021)    (717,197)    (39,290)     454,359      2,470,924
Net assets at beginning of period      4,814,637     10,927,035     8,599,798    6,025,306   4,829,005    2,499,747     16,185,271
                                     ----------------------------------------------------------------------------------------------
Net assets at end of period          $ 4,621,742  $  10,923,513  $  6,688,777  $ 5,308,109  $4,789,715  $ 2,954,106  $  18,656,195
                                     ==============================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 502            379           450          244         190           25         39,836
  Units redeemed                         (28,365)       (36,023)      (97,341)     (37,851)     (8,727)      (6,314)       (32,643)
  Units transferred                         (225)        (7,944)      (13,628)      (6,170)     (3,945)      12,033         (2,208)
                                     ----------------------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                        (28,088)       (43,588)     (110,519)     (43,777)    (12,482)       5,744          4,985
Beginning units                          195,126        251,946       445,901      202,291      93,613      107,044        457,119
                                     ----------------------------------------------------------------------------------------------
Ending units                             167,038        208,358       335,382      158,514      81,131      112,788        462,104
                                     ==============================================================================================

                                          Government                  Natural
                                         and Quality      Growth     Resources
                                        Bond Portfolio   Portfolio   Portfolio
                                          (Class 3)      (Class 3)   (Class 3)
                                       ----------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)         $       618,843  $  (76,245) $  (74,706)

  Net realized gains (losses)                  154,696    (537,223)   (189,679)

  Change in net unrealized
  appreciation (depreciation)
  of investments                               112,985   1,451,426   1,352,857
                                       ----------------------------------------
    Increase (decrease) in
    net assets from operations                 886,524     837,958   1,088,472
                                       ----------------------------------------

From capital transactions:
  Net proceeds from units sold               1,265,104      12,850      59,209
  Cost of units redeemed                    (2,753,056)   (652,298)   (406,582)
  Net transfers                              1,982,412    (220,256)   (486,621)
  Contract maintenance charge                   (4,101)     (1,165)     (2,812)
                                       ----------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions                       490,359    (860,869)   (836,806)
                                       ----------------------------------------

Increase (decrease) in net assets            1,376,883     (22,911)    251,666
Net assets at beginning of period           28,711,309   7,462,189   8,506,937
                                       ----------------------------------------
Net assets at end of period            $    30,088,192  $7,439,278  $8,758,603
                                       ========================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    88,790         431       1,867
  Units redeemed                              (145,319)    (23,090)     (8,799)
  Units transferred                            112,646      (8,687)    (10,012)
                                       ----------------------------------------
Increase (decrease) in
units outstanding                               56,117     (31,346)    (16,944)
Beginning units                              1,567,119     271,693     188,193
                                       ----------------------------------------
Ending units                                 1,623,236     240,347     171,249
                                       ========================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                    Aggressive    Alliance                Blue Chip    Capital       Cash      Corporate
                                      Growth       Growth     Balanced     Growth      Growth     Management      Bond
                                    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                    (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)   (Class 1)    (Class 1)
                                   ---------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)     $   (29,387) $   (73,871) $   14,452  $  (10,369) $   (7,583) $   (79,776) $   229,569

  Net realized gains (losses)         (207,674)    (526,805)   (102,889)     26,180     (32,826)    (146,979)     235,459

  Change in net unrealized
  appreciation (depreciation)
  of investments                       576,984    1,414,714     451,116      80,351      72,799      134,598      (11,010)
                                   ---------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from operations         339,923      814,038     362,679      96,162      32,390      (92,157)     454,018
                                   ---------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold           7,837       44,632       9,274      16,489         964       92,805       47,256
  Cost of units redeemed              (272,864)  (1,535,479)   (622,630)   (159,588)   (135,245)  (1,192,742)  (1,068,248)
  Net transfers                        (86,888)    (368,188)    (85,290)    (33,608)    (10,447)    (533,270)     (80,125)
  Contract maintenance charge           (1,390)      (6,224)     (2,000)       (307)       (148)      (2,269)      (1,323)
                                   ---------------------------------------------------------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions              (353,305)  (1,865,259)   (700,646)   (177,014)   (144,876)  (1,635,476)  (1,102,440)
                                   ---------------------------------------------------------------------------------------

Increase (decrease) in net assets      (13,382)  (1,051,221)   (337,967)    (80,852)   (112,486)  (1,727,633)    (648,422)
Net assets at beginning of period    1,995,706   11,652,077   4,009,735     896,360     556,944    6,187,757    5,354,550
                                   ---------------------------------------------------------------------------------------
Net assets at end of period        $ 1,982,324  $10,600,856  $3,671,768  $  815,508  $  444,458  $ 4,460,124  $ 4,706,128
                                   =======================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                               598        1,474         606       2,765         141        6,944        2,071
  Units redeemed                       (23,128)     (51,434)    (39,532)    (26,852)    (19,308)     (89,063)     (46,379)
  Units transferred                     (7,515)     (12,286)     (5,633)     (3,667)     (1,438)     (39,655)      (3,689)
                                   ---------------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                      (30,045)     (62,246)    (44,559)    (27,754)    (20,605)    (121,774)     (47,997)
Beginning units                        179,178      384,009     264,181     154,942      79,753      457,045      245,067
                                   ---------------------------------------------------------------------------------------
Ending units                           149,133      321,763     219,622     127,188      59,148      335,271      197,070
                                   =======================================================================================

                                      Davis
                                     Venture      "Dogs" of     Emerging
                                      Value      Wall Street    Markets
                                    Portfolio     Portfolio    Portfolio
                                    (Class 1)     (Class 1)    (Class 1)
                                   ---------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)     $  (146,900) $     14,882  $    (4,355)

  Net realized gains (losses)          (75,691)     (114,382)  (1,094,182)

  Change in net unrealized
  appreciation (depreciation)
  of investments                     2,071,226       260,298    1,665,845
                                   ---------------------------------------
    Increase (decrease) in
    net assets from operations       1,848,635       160,798      567,308
                                   ---------------------------------------

From capital transactions:
  Net proceeds from units sold          70,869         2,000       16,882
  Cost of units redeemed            (2,298,609)     (138,797)    (417,899)
  Net transfers                       (439,354)       80,287     (111,024)
  Contract maintenance charge           (8,044)         (489)      (1,120)
                                   ---------------------------------------
    Increase (decrease) in
    net assets from
    capital transactions            (2,675,138)      (56,999)    (513,161)
                                   ---------------------------------------

Increase (decrease) in net assets     (826,503)      103,799       54,147
Net assets at beginning of period   20,066,885     1,157,504    4,027,781
                                   ---------------------------------------
Net assets at end of period        $19,240,382  $  1,261,303  $ 4,081,928
                                   =======================================

ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                             2,120           161          829
  Units redeemed                       (70,383)      (12,010)     (21,111)
  Units transferred                    (13,303)        6,245       (6,380)
                                   ---------------------------------------
Increase (decrease) in
units outstanding                      (81,566)       (5,604)     (26,662)
Beginning units                        616,932       107,196      202,309
                                   ---------------------------------------
Ending units                           535,366       101,592      175,647
                                   =======================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        STATEMENTS OF CHANGES IN ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                         Equity       Fundamental    Global      Global        Growth        Growth-     High-Yield
                                      Opportunities     Growth        Bond      Equities    Opportunities     Income        Bond
                                        Portfolio      Portfolio    Portfolio   Portfolio     Portfolio     Portfolio    Portfolio
                                        (Class 1)      (Class 1)    (Class 1)   (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                     -----------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)       $      (24,754) $    (43,587) $   65,222  $    5,357  $       (7,459) $   (44,176) $   390,018

  Net realized gains (losses)              (479,588)     (298,520)     94,801     (56,707)         (9,597)    (422,919)    (369,745)
  Change in net unrealized
  appreciation (depreciation)
  of investments                            927,098       733,066     (42,816)    335,526         115,443    1,138,187      575,048
                                     -----------------------------------------------------------------------------------------------
    Increase (decrease) in net
    assets from operations                  422,756       390,959     117,207     284,176          98,387      671,092      595,321
                                     -----------------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                7,827         2,479       4,168      14,176               -       16,014       15,504
  Cost of units redeemed                   (914,991)     (568,040)   (540,523)   (346,773)        (96,436)  (1,002,188)    (857,027)
  Net transfers                             (71,771)      (76,184)    169,412      55,732          16,577     (118,438)     (81,435)
  Contract maintenance charge                (1,004)       (1,864)       (663)     (1,139)           (190)      (4,110)      (1,531)
                                     -----------------------------------------------------------------------------------------------
    Increase (decrease)
    in net assets
    from capital transactions              (979,939)     (643,609)   (367,606)   (278,004)        (80,049)  (1,108,722)    (924,489)
                                     -----------------------------------------------------------------------------------------------

Increase (decrease) in net assets          (557,183)     (252,650)   (250,399)      6,172          18,338     (437,630)    (329,168)
Net assets at beginning of period         3,219,225     3,142,876   2,731,498   2,390,781         479,989    7,982,777    5,273,300
                                     -----------------------------------------------------------------------------------------------
Net assets at end of period          $    2,662,042  $  2,890,226  $2,481,099  $2,396,953  $      498,327  $ 7,545,147  $ 4,944,132
                                     ===============================================================================================
ANALYSIS OF
INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    437           158         184         734               -          656          738
  Units redeemed                            (52,197)      (35,882)    (24,185)    (17,914)        (17,857)     (40,871)     (41,320)
  Units transferred                          (4,360)       (4,733)      7,403       3,245           3,225       (5,007)      (4,830)
                                     -----------------------------------------------------------------------------------------------
Increase (decrease) in
units outstanding                           (56,120)      (40,457)    (16,598)    (13,935)        (14,632)     (45,222)     (45,412)
Beginning units                             198,476       200,267     125,515     126,957          96,120      324,465      268,143
                                     -----------------------------------------------------------------------------------------------
Ending units                                142,356       159,810     108,917     113,022          81,488      279,243      222,731
                                     ===============================================================================================

                                                                                  MFS
                                             International   International   Massachusetts
                                              Diversified       Growth         Investors
                                               Equities       and Income         Trust
                                               Portfolio       Portfolio       Portfolio
                                               (Class 1)       (Class 1)       (Class 1)
                                            -----------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
  Net investment income (loss)              $       80,913  $       77,359  $      (20,396)

  Net realized gains (losses)                      (22,949)       (193,945)         47,583
  Change in net unrealized
  appreciation (depreciation)
  of investments                                   147,576         256,616         278,558
                                            -----------------------------------------------
    Increase (decrease) in net
    assets from operations                         205,540         140,030         305,745
                                            -----------------------------------------------

From capital transactions:
  Net proceeds from units sold                      15,167          23,402           7,322
  Cost of units redeemed                          (370,574)       (499,277)       (549,792)
  Net transfers                                    (77,564)       (142,851)        (41,643)
  Contract maintenance charge                       (1,179)         (1,246)         (1,339)
                                            -----------------------------------------------
    Increase (decrease) in net assets
    from capital transactions                     (434,150)       (619,972)       (585,452)
                                            -----------------------------------------------

Increase (decrease) in net assets                 (228,610)       (479,942)       (279,707)
Net assets at beginning of period                3,439,741       3,488,884       3,702,865
                                            -----------------------------------------------
Net assets at end of period                 $    3,211,131  $    3,008,942  $    3,423,158
                                            ===============================================
ANALYSIS OF
INCREASE (DECREASE)
IN UNITS OUTSTANDING:
  Units sold                                         1,234           1,764             331
  Units redeemed                                   (29,639)        (38,682)        (25,680)
  Units transferred                                 (6,244)        (10,621)         (1,807)
                                            -----------------------------------------------
Increase (decrease) in
units outstanding                                  (34,649)        (47,539)        (27,156)
Beginning units                                    274,122         260,669         174,253
                                            -----------------------------------------------
Ending units                                       239,473         213,130         147,097
                                            ===============================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                       MFS Total       Mid-Cap
                                         Return        Growth       Real Estate     Technology     Telecom Utility
                                       Portfolio      Portfolio      Portfolio       Portfolio         Portfolio
                                        (Class 1)     (Class 1)      (Class 1)       (Class 1)         (Class 1)
                                      ----------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
 Net investment
 income (loss)                        $   103,358    $  (37,866)   $      5,556    $    (4,332)   $         12,637

 Net realized gains (losses)             (172,061)      (77,838)       (249,961)       (24,312)            (28,326)
 Change in net unrealized
 appreciation
    (depreciation) of investments         695,887       648,251         581,655         76,298             129,428
                                      ----------------------------------------------------------------------------
    Increase (decrease)
     in net assets from operations        627,184       532,547         337,250         47,654             113,739
                                      ----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from
 units sold                                   639        28,317          16,689            123                  32
 Cost of units redeemed                (1,369,593)     (428,597)       (283,365)       (19,001)           (217,021)
 Net transfers                           (141,805)     (110,902)        (11,256)       (14,461)            (22,002)
 Contract maintenance charge               (2,886)       (1,033)           (701)           (98)               (460)
                                      ----------------------------------------------------------------------------
  Increase (decrease) in net
   assets from capital transactions    (1,513,645)     (512,215)       (278,633)       (33,437)           (239,451)
                                      ----------------------------------------------------------------------------

Increase (decrease)
 in net assets                           (886,461)       20,332          58,617         14,217            (125,712)
Net assets at beginning of period       8,429,102     2,623,238       1,974,109        285,225           1,149,385
                                      ----------------------------------------------------------------------------
Net assets at end of period           $ 7,542,641   $ 2,643,570    $  2,032,726    $   299,442    $      1,023,673
                                      ============================================================================

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
 Units sold                                    24         2,471             855             66                   2
 Units redeemed                           (51,463)      (41,071)        (13,729)        (8,826)            (14,653)
 Units transferred                         (5,348)      (10,701)           (558)        (7,001)             (1,511)
Increase (decrease)
 in units outstanding                     (56,787)      (49,301)        (13,432)       (15,761)            (16,162)
Beginning units                           325,970       267,269         104,904        138,511              79,279
                                      ----------------------------------------------------------------------------
Ending units                              269,183       217,968          91,472        122,750              63,117

                                                                                         American         American
                                                        Aggressive      Alliance       Funds Asset      Funds Global
                                       Total Return       Growth          Growth        Allocation       Growth SAST
                                     Bond Portfolio      Portfolio      Portfolio    SAST Portfolio       Portfolio
                                        (Class 1)        (Class 3)      (Class 3)       (Class 3)         (Class 3)
                                     --------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
Net investment
  income (loss)                      $        32,653    $   (16,478)   $  (69,339)   $        (5,821)   $     (67,771)

Net realized gains (losses)                   52,967        (85,068)       57,348            (20,141)        (156,687)
Change in net unrealized
 appreciation
    (depreciation) of investments             32,558        284,032       599,871            258,173        1,167,018
    Increase (decrease)
     in net assets from operations           118,178        182,486       587,880            232,211          942,560

From capital transactions:
  Net proceeds from
   units sold                                 12,000        351,030        65,477            360,208        2,107,360
  Cost of units redeemed                    (318,349)      (171,829)     (822,703)           (43,037)        (289,233)
  Net transfers                              308,386        (34,913)     (218,136)           137,984        1,200,056
  Contract maintenance charge                   (840)          (212)       (1,210)              (263)            (994)
                                     --------------------------------------------------------------------------------

  Increase (decrease) in net
  assets from capital transactions             1,197        144,076      (976,572)           454,892        3,017,189
                                     --------------------------------------------------------------------------------

Increase (decrease)
 in net assets                               119,375        326,562      (388,692)           687,103        3,959,749
Net assets at beginning of period          2,535,349      1,033,878     8,095,527          1,861,924        6,514,268
                                     --------------------------------------------------------------------------------
Net assets at end of period          $     2,654,724    $ 1,360,440    $7,706,835    $     2,549,027    $  10,474,017
                                     ================================================================================

ANALYSIS OF INCREASE
 (DECREASE)
  IN UNITS  OUTSTANDING:
 Units sold                                      449         29,152         3,512             38,468          204,001
 Units redeemed                              (12,016)       (14,679)      (29,476)            (4,568)         (28,187)
 Units transferred                            11,539         (3,823)       (6,743)            14,910          120,963
                                     --------------------------------------------------------------------------------
Increase (decrease)
 in units outstanding                            (28)        10,650       (32,707)            48,810          296,777
Beginning units                              100,191         95,750       285,087            201,680          637,110
                                     --------------------------------------------------------------------------------
Ending units                                 100,163        106,400       252,380            250,490          933,887
                                     ================================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                     American Funds      American Funds                  Blue Chip      Capital
                                       Growth SAST       Growth-Income       Balanced      Growth        Growth
                                        Portfolio        SAST Portfolio     Portfolio    Portfolio     Portfolio
                                        (Class 3)           (Class 3)       (Class 3)     (Class 3)    (Class 3)
                                     ----------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
 Net investment
 income (loss)                       $       (96,552)   $       (40,142)   $    2,529    $  (26,384)   $  (43,099)

 Net realized gains (losses)                (216,983)          (220,920)          619        15,427       (78,017)
 Change in net unrealized
 appreciation
    (depreciation) of
    investments                            1,508,660          1,027,516       102,532       246,693       324,700
                                     ----------------------------------------------------------------------------

  Increase (decrease)
   in net assets from
   operations                              1,195,125            766,454       105,680       235,736       203,584
                                     ----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units
 sold                                        969,731            405,225        70,633       519,505         9,398
 Cost of units redeemed                     (260,513)          (322,793)     (120,450)     (136,622)     (186,602)
 Net transfers                               188,784            116,169        58,430       293,994       111,220
 Contract maintenance charge                    (970)            (1,100)         (274)         (374)         (333)
                                     ----------------------------------------------------------------------------
    Increase (decrease)
     in net assets from capital
     transactions                            897,032            197,501         8,339       676,503       (66,317)
                                     ----------------------------------------------------------------------------

Increase (decrease) in
  net assets                               2,092,157            963,955       114,019       912,239       137,267
Net assets at beginning of period          6,542,389          7,615,960       983,825     1,506,109     2,712,195
                                     ----------------------------------------------------------------------------
Net assets at end of period          $     8,634,546    $     8,579,915    $1,097,844    $2,418,348    $2,849,462
                                     ============================================================================

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
 Units sold                                  104,126             46,849         6,386        72,876         1,357
 Units redeemed                              (28,560)           (37,337)       (8,234)      (23,107)      (26,260)
 Units transferred                            23,789             17,390         4,906        49,693        17,523
                                     ----------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                  99,355             26,902         3,058        99,462        (7,380)
                                     ----------------------------------------------------------------------------
Beginning units                              742,619            892,987        67,333       263,250       391,049
                                     ----------------------------------------------------------------------------
Ending units                                 841,974            919,889        70,391       362,712       383,669
                                     ============================================================================

                                             Cash    Corporate             Davis        "Dogs" of       Emerging
                                       Management         Bond     Venture Value      Wall Street        Markets
                                        Portfolio    Portfolio         Portfolio        Portfolio      Portfolio
                                         (Class 3)    (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                     ----------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
 Net investment
  income (loss)                      $  (159,534)   $ 1,017,223    $     (206,837)   $     13,385     $   (27,797)

 Net realized gains (losses)            (237,685)       516,369          (872,621)        (82,041)     (1,708,429)
                                     ----------------------------------------------------------------------------
 Change in net unrealized
 appreciation (depreciation) of
   investments                            188,213       303,572         3,226,157         217,427       2,996,976
                                     ----------------------------------------------------------------------------
    Increase (decrease)
     in net assets from
     operations                          (209,006)    1,837,164         2,146,699         148,771       1,260,750
                                     ----------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units
 sold                                    517,559      1,635,829         1,126,745          42,759         426,534
 Cost of units redeemed               (4,024,059)    (2,452,240)       (1,843,248)       (110,742)       (545,949)
 Net transfers                          (934,595)     1,414,083            83,984          97,309         (52,503)
 Contract maintenance charge              (1,156)        (2,948)           (3,400)           (267)         (1,362)
                                     ----------------------------------------------------------------------------
    Increase (decrease)
     in net assets from capital
     transactions                     (4,442,251)       594,724          (635,919)         29,059        (173,280)
                                     ----------------------------------------------------------------------------

Increase (decrease) in
net assets                            (4,651,257)     2,431,888         1,510,780         177,830       1,087,470
Net assets at beginning of period     12,943,778     21,246,873        21,381,236       1,034,956       8,178,986
                                     ----------------------------------------------------------------------------
Net assets at end of period          $ 8,292,521    $23,678,761    $   22,892,016    $  1,212,786     $ 9,266,456
                                     ----------------------------------------------------------------------------

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS
 OUTSTANDING:
 Units sold                                44,305       100,538            81,272           4,082         25,651
 Units redeemed                          (310,364)     (112,636)          (62,653)        (10,187)       (27,757)
 Units transferred                        (74,011)       69,439            12,780           8,787         (3,890)
                                     ----------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                             (340,070)       57,341            31,399           2,682         (5,996)
Beginning units                           982,999     1,033,682           739,671          98,526        428,555
                                     ----------------------------------------------------------------------------
Ending units                              642,929     1,091,023           771,070         101,208        422,559
                                     ----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                          Equity          Foreign      Fundamental       Global        Global
                                      Opportunities        Value          Growth          Bond        Equities
                                         Portfolio       Portfolio       Portfolio     Portfolio     Portfolio
                                         (Class 3)       (Class 3)       (Class 3)      (Class 3)    (Class 3)
                                      -------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
 Net investment income (loss)         $      (14,042)   $    60,086    $    (68,195)   $  149,545   $    (2,121)

 Net realized gains (losses)                (129,727)      (496,331)       (156,436)      157,152       (62,451)
 Change in net unrealized
 appreciation (depreciation) of
  investments                                333,517        828,694         854,429       (72,764)      267,131
                                      -------------------------------------------------------------------------
    Increase (decrease) in net
     assets from operations                  189,748        392,449         629,798       233,933       202,559
                                      -------------------------------------------------------------------------
From capital transactions:
 Net proceeds from units sold                  1,542      2,242,229          21,916       615,898        87,002
 Cost of units redeemed                     (168,066)    (1,117,635)       (254,115)     (976,595)      (84,197)
 Net transfers                               (60,648)     1,296,956        (170,562)    1,108,634       250,857
 Contract maintenance charge                    (225)        (2,663)           (464)         (742)         (290)
                                      -------------------------------------------------------------------------
    Increase (decrease)
     in net assets from capital
     transactions                           (227,397)     2,418,887        (403,225)      747,195       253,372
                                      -------------------------------------------------------------------------

Increase (decrease) in net assets            (37,649)     2,811,336         226,573       981,128       455,931
Net assets at beginning of period          1,382,672     16,917,906       4,300,384     5,634,101     1,772,927
                                      -------------------------------------------------------------------------
Net assets at end of period           $    1,345,023    $19,729,242    $  4,526,957    $6,615,229    $2,228,858
                                      =========================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                       94        197,353           1,593        37,191         4,863
 Units redeemed                              (10,287)       (74,835)        (17,170)      (46,401)       (4,567)
 Units transferred                            (3,642)        98,385          (9,895)       54,458        13,574
                                      -------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                       (13,835)       220,903         (25,472)       45,248        13,870
Beginning units                               89,751      1,070,788         300,518       276,313       100,765
                                      -------------------------------------------------------------------------
Ending units                                  75,916      1,291,691         275,046       321,561       114,635
                                      =========================================================================

                                                                                     International     International
                                          Growth          Growth      High-Yield       Diversified       Growth and
                                      Opportunities       -Income         Bond          Equities           Income
                                         Portfolio      Portfolio      Portfolio        Portfolio         Portfolio
                                         (Class 3)       (Class 3)     (Class 3)        (Class 3)         (Class 3)
                                      -------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS:
From operations:
 Net investment income (loss)         $      (68,218)   $   (5,051)   $   299,528    $      250,022    $      281,845

 Net realized gains (losses)                   3,244       (22,247)      (141,943)         (115,180)       (1,934,498)
 Change in net unrealized
 appreciation (depreciation) of
  investments                              1,012,008        86,187        276,645           533,487         2,345,156
                                      -------------------------------------------------------------------------------

    Increase (decrease) in net
      assets from operations                 947,034        58,889        434,230           668,329           692,503
                                      -------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                880,641         7,501        193,756            73,241           114,790
 Cost of units redeemed                     (291,138)      (27,275)      (275,890)         (904,488)         (847,577)
 Net transfers                                77,702       (28,228)       414,327            (8,577)          129,189
 Contract maintenance charge                    (513)         (142)          (608)           (1,788)           (1,553)
                                      -------------------------------------------------------------------------------
    Increase (decrease)
      in net assets
      from capital transactions              666,692       (48,144)       331,585          (841,612)         (605,151)
                                      -------------------------------------------------------------------------------

Increase (decrease) in net assets          1,613,726        10,745        765,815          (173,283)           87,352
Net assets at beginning of period          3,835,506       652,024      3,358,939        11,683,893        12,567,396
                                      -------------------------------------------------------------------------------

Net assets at end of period           $    5,449,232    $  662,769    $ 4,124,754    $   11,510,610    $   12,654,748
                                      ===============================================================================

ANALYSIS OF INCREASE
  (DECREASE) IN UNITS OUTSTANDING:
 Units sold                                  127,685           681         16,523             6,875            11,959
 Units redeemed                              (53,849)       (1,743)       (14,675)          (76,546)          (71,087)
 Units transferred                             9,497        (1,156)        22,351            (2,144)           18,282
                                      -------------------------------------------------------------------------------
Increase (decrease)
  in units outstanding                        83,333        (2,218)        24,199           (71,815)          (40,846)
Beginning units                              766,648        29,881        184,146           961,374         1,004,459
                                      -------------------------------------------------------------------------------
Ending units                                 849,981        27,663        208,345           889,559           963,613
                                      ===============================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                        MFS
                                                                   Massachusetts      MFS Total      Mid-Cap
                                              Marsico Focused     Investors Trust      Return        Growth       Real Estate
                                             Growth Portfolio        Portfolio        Portfolio     Portfolio      Portfolio
                                                 (Class 3)           (Class 3)        (Class 3)     (Class 3)      (Class 3)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)               $         (30,641)   $        (43,789)   $  111,344    $  (70,713)   $     10,112

 Net realized gains (losses)                         (104,580)             40,341      (230,525)       58,809      (1,137,380)
 Change in net unrealized
  appreciation (depreciation)
  of investments                                      503,519             667,356       819,037     1,004,515       2,601,081
                                            ---------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from operations                                  368,298             663,908       699,856       992,611       1,473,813
                                            ---------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                         333,877           1,313,767       164,627       324,225         833,238
 Cost of units redeemed                               (99,574)           (378,923)     (714,315)     (278,049)       (854,668)
 Net transfers                                        111,257             704,251       294,220       164,982         307,748
 Contract maintenance charge                             (389)               (685)       (1,749)         (637)         (1,409)
                                            ---------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from capital transactions                       345,171           1,638,410      (257,217)      210,521         284,909
                                            ---------------------------------------------------------------------------------

Increase (decrease) in net assets                     713,469           2,302,318       442,639     1,203,132       1,758,722
Net assets at beginning of period                   2,091,297           5,372,230     8,812,134     4,235,266       8,413,904
                                            ---------------------------------------------------------------------------------
Net assets at end of period                 $       2,804,766    $      7,674,548    $9,254,773    $5,438,398    $ 10,172,626
                                            =================================================================================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                            33,063             101,054        15,951        31,012          76,123
 Units redeemed                                        (9,503)            (20,912)      (30,314)      (26,834)        (45,015)
 Units transferred                                     12,144              44,420        14,839        14,318          32,303
                                            ---------------------------------------------------------------------------------

Increase (decrease) in units outstanding               35,704             124,562           476        18,496          63,411
Beginning units                                       209,617             287,485       387,504       443,352         489,433
                                            ---------------------------------------------------------------------------------
Ending units                                          245,321             412,047       387,980       461,848         552,844
                                            =================================================================================
                                                  Small &                                             Telecom
                                                  Mid Cap          Small Company     Technology       Utility      Total Return
                                             Value Portfolio     Value Portfolio      Portfolio     Portfolio     Bond Portfolio
                                                 (Class 3)           (Class 3)        (Class 3)      (Class 3)       (Class 3)
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
 From operations:
 Net investment income (loss)                $       (244,658)   $        (62,083)   $   (22,787)   $    6,167    $       187,128

 Net realized gains (losses)                         (171,696)           (112,057)       (27,824)      (40,881)           358,675
 Change in net unrealized
   appreciation (depreciation)
   of investments                                   4,377,167           1,563,854        302,223        95,518            (33,384)
                                             ------------------------------------------------------------------------------------

    Increase (decrease) in net assets
     from operations                                3,960,813           1,389,714        251,612        60,804            512,419
                                             ------------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                       1,665,485             925,280         12,130        32,047          3,569,705
 Cost of units redeemed                            (1,112,071)           (384,806)       (99,736)      (39,634)          (709,068)
 Net transfers                                       (355,082)           (112,521)        80,585       (27,679)         3,671,338
 Contract maintenance charge                           (2,656)               (757)          (264)         (144)            (1,231)
                                             ------------------------------------------------------------------------------------

    Increase (decrease) in net assets
     from capital transactions                        195,676             427,196         (7,285)      (35,410)         6,530,744
                                             ------------------------------------------------------------------------------------

Increase (decrease) in net assets                   4,156,489           1,816,910        244,327        25,394          7,043,163
Net assets at beginning of period                  16,126,683           5,137,580      1,354,489       572,716         11,673,085
                                             ------------------------------------------------------------------------------------
Net assets at end of period                  $     20,283,172    $      6,954,490    $ 1,598,816    $  598,110    $    18,716,248
                                             ====================================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                           122,307             103,853          5,708         2,854            203,711
 Units redeemed                                       (65,594)            (44,542)       (45,730)       (2,959)           (33,001)
 Units transferred                                    (11,033)             (6,129)        39,114        (1,768)           168,628
                                             ------------------------------------------------------------------------------------

Increase (decrease) in units outstanding               45,680              53,182           (908)       (1,873)           339,338
                                             ------------------------------------------------------------------------------------
Beginning units                                     1,035,009             653,304        673,066        40,649            528,169
                                             ------------------------------------------------------------------------------------

Ending units                                        1,080,689             706,486        672,158        38,776            867,507
                                             ====================================================================================


    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                              Invesco Van                          Invesco Van
                                              Kampen V.I.      Invesco Van              Kampen       Diversified        Equity
                                                  Capital      Kampen V.I.     V.I. Growth and     International        Income
                                              Growth Fund    Comstock Fund         Income Fund           Account       Account
                                               (Series II)      (Series II)         (Series II)         (Class 2)     (Class 2)
                                             ------------    --------------    ----------------    --------------    ----------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)                $    (12,691)   $     (111,725)   $       (273,281)   $       (1,380)   $   11,662

 Net realized gains (losses)                       26,406          (184,374)           (415,835)          (43,844)      (67,453)
 Change in net unrealized
   appreciation (depreciation)
   of investments                                  136,815         1,500,217           2,817,493            93,932       178,833
                                             ------------    --------------    ----------------    --------------    ----------

    Increase (decrease) in net
     assets from operations                       150,530         1,204,118           2,128,377            48,708       123,042
                                             ------------    --------------    ----------------    --------------    ----------

From capital transactions:
 Net proceeds from units sold                          33         1,287,156           1,539,996                 -             -
 Cost of units redeemed                           (66,611)         (486,370)         (1,526,141)          (24,503)     (227,466)
 Net transfers                                    361,476           253,452             435,091           (18,142)      (21,629)
 Contract maintenance charge                          (70)           (1,153)             (2,697)             (118)         (241)
                                             ------------    --------------    ----------------    --------------    ----------
    Increase (decrease) in net
     assets from capital transactions             294,828         1,053,085             446,249           (42,763)     (249,336)
                                             ------------    --------------    ----------------    --------------    ----------

Increase (decrease) in net assets                 445,358         2,257,203           2,574,626             5,945      (126,294)
Net assets at beginning of period                 629,870         7,602,226          18,697,780           470,303     1,041,372
                                             ------------    --------------    ----------------    --------------    ----------
Net assets at end of period                  $  1,075,228    $    9,859,429    $     21,272,406    $      476,248    $  915,078
                                             ============    ==============    ================    ==============    ==========

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                             3           131,354             145,875                 -             -
 Units redeemed                                    (6,784)          (44,371)           (122,194)           (4,222)      (26,900)
 Units transferred                                 38,134            30,813              49,665            (3,060)       (2,569)
                                             ------------    --------------    ----------------    --------------    ----------

Increase (decrease) in units outstanding           31,353           117,796              73,346            (7,282)      (29,469)
Beginning units                                    67,920           700,802           1,498,350            81,570       128,587
                                             ------------    --------------    ----------------    --------------    ----------
Ending units                                       99,273           818,598           1,571,696            74,288        99,118
                                             ============    ==============    ================    ==============    ==========

                                             Government &                    LargeCap      argeCap        MidCap
                                             High Quality       Income          Blend       Growth         Blend
                                             Bond Account      Account      ccount II      Account       Account
                                                 (Class 2)    (Class 2)      (Class 2)    (Class 2)     (Class 2)
                                             -------------    ---------    -----------    ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)                $         211    $  14,437    $       386    $    (645)   $    9,791

 Net realized gains (losses)                            (4)        (206)        (9,121)       1,257      (303,768)
 Change in net unrealized
  appreciation (depreciation)
  of investments                                      (203)       5,253         18,296        5,659       622,962
                                             -------------    ---------    -----------    ---------    ----------

    Increase (decrease) in net
     assets from operations                              4       19,484          9,561        6,271       328,985
                                             -------------    ---------    -----------    ---------    ----------

From capital transactions:
 Net proceeds from units sold                            -       21,036              -            -        21,036
 Cost of units redeemed                                (14)     (60,671)        (8,246)     (11,087)     (214,940)
 Net transfers                                       9,135       16,211           (289)           -      (227,366)
 Contract maintenance charge                            (6)         (43)           (33)          (5)       (1,135)
                                             -------------    ---------    -----------    ---------    ----------
    Increase (decrease) in net
     assets from capital transactions                9,115      (23,467)        (8,568)     (11,092)     (422,405)
                                             -------------    ---------    -----------    ---------    ----------

Increase (decrease) in net assets                    9,119       (3,983)           993       (4,821)      (93,420)
Net assets at beginning of period                    1,785      308,706         95,490       49,180     1,687,684
                                             -------------    ---------    -----------    ---------    ----------
Net assets at end of period                  $      10,904    $ 304,723    $    96,483    $  44,359    $1,594,264
                                             =============    =========    ===========    =========    ==========

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                              -        2,490              -            -         2,448
 Units redeemed                                         (3)      (7,144)        (1,502)      (1,853)      (22,037)
 Units transferred                                   1,183        1,851            (32)           -       (25,920)
                                             -------------    ---------    -----------    ---------    ----------
Increase (decrease) in units outstanding             1,180       (2,803)        (1,534)      (1,853)      (45,509)
Beginning units                                        245       37,750         16,785        8,239       203,119
                                             -------------    ---------    -----------    ---------    ----------
Ending units                                         1,425       34,947         15,251        6,386       157,610
                                             -------------    ---------    -----------    ---------    ----------

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                            Principal                                          SAM
                                                             Capital        Real Estate        SAM         Conservative
                                          Money Market     Appreciation     Securities       Balanced        Balanced
                                            Account          Account          Account       Portfolio       Portfolio
                                           (Class 2)        (Class 2)        (Class 2)      (Class 2)       (Class 2)
                                          -----------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)                   (3,530)   $      (1,402)   $        117    $   166,906    $       6,564

 Net realized gains (losses)                         -           (3,304)         (7,458)      (307,490)          (3,896)
 Change in net unrealized
 appreciation
  (depreciation) of investments                      -           51,100          11,104      1,176,479           29,000
                                            ---------------------------------------------------------------------------
  Increase (decrease) in net
  assets from operations                        (3,530)          46,394           3,763      1,035,895           31,668
                                            ---------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                        -                -               -         48,032                -
 Cost of units redeemed                        (67,761)         (90,226)        (13,212)    (1,566,737)         (19,943)
 Net transfers                                  97,380               16          (2,088)      (259,071)          88,468
 Contract maintenance charge                       (61)             (98)            (16)        (3,760)            (301)
                                            ---------------------------------------------------------------------------
   Increase (decrease) in net assets
   from capital transactions                    29,558          (90,308)        (15,316)    (1,781,536)          68,224
                                            ---------------------------------------------------------------------------

Increase (decrease) in net assets               26,028          (43,914)        (11,553)      (745,641)          99,892
Net assets at beginning of period              178,972          423,978          23,057     10,236,599          267,611
                                            ---------------------------------------------------------------------------
Net assets at end of period              $     205,000    $     380,064    $     11,504    $ 9,490,958    $     367,503
                                            ===========================================================================

ANALYSIS OF INCREASE
 (DECREASE) IN UNITS OUTSTANDING:
 Units sold                                          -                -               -          5,094                -
 Units redeemed                                (11,376)          (8,112)           (828)      (162,316)          (2,638)
 Units transferred                              16,316                5            (129)       (27,144)          12,107
                                            ---------------------------------------------------------------------------
 Increase (decrease) in units
 outstanding                                     4,940           (8,107)           (957)      (184,366)           9,469
                                            ---------------------------------------------------------------------------
Beginning units                                 30,188           38,916           1,620      1,099,459           36,525
                                            ---------------------------------------------------------------------------
Ending units                                    35,128           30,809             663        915,093           45,994
                                            ===========================================================================
                                                 SAM             SAM           SAM         Short-
                                            Conservative     Flexible      Strategic       Term        SmallCap
                                               Growth          Income        Growth        Income        Growth
                                              Portfolio       Portfolio     Portfolio     Account      Account II
                                              (Class 2)       (Class 2)     (Class 2)    (Class 2)     (Class 2)
                                         --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)             $       20,948    $   27,621    $    2,113    $    (790)      $      (179)

 Net realized gains (losses)                     (32,416)      (35,883)       (6,564)       3,986            (1,600)
 Change in net unrealized
 appreciation
 (depreciation) of investments                   190,459        78,411        41,401        1,119             2,848
                                         --------------------------------------------------------------------------
    Increase (decrease) in net
 assets from operations                          178,991        70,149        36,950        4,315             1,069
                                         --------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                          -         6,000             -            -                 -
 Cost of units redeemed                         (185,047)     (272,361)       (6,815)    (103,563)           (7,976)
 Net transfers                                     9,157         4,736       (23,198)         410               138
 Contract maintenance charge                        (514)         (398)          (48)         (59)               (8)
                                         --------------------------------------------------------------------------
    Increase (decrease) in net assets
 from capital transactions                      (176,404)     (262,023)      (30,061)    (103,212)           (7,846)
                                         --------------------------------------------------------------------------

Increase (decrease) in net assets                  2,587      (191,874)        6,889      (98,897)           (6,777)
Net assets at beginning of period              1,509,098       991,084       278,293      142,002            14,113
                                         --------------------------------------------------------------------------
Net assets at end of period               $    1,511,685   $   799,210    $  285,182    $  43,105       $     7,336
                                         ==========================================================================

ANALYSIS OF INCREASE
 (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                            -           556             -            -                 -
 Units redeemed                                  (19,639)      (31,377)         (652)     (14,123)           (1,611)
 Units transferred                                 1,010           559        (2,344)          55                26
                                         --------------------------------------------------------------------------
Increase (decrease) in units
 outstanding                                     (18,629)      (30,262)       (2,996)     (14,068)           (1,585)
                                         --------------------------------------------------------------------------

Beginning units                                  164,436       113,930        28,872       19,963             2,718
                                         --------------------------------------------------------------------------

Ending units                                     145,807        83,668        25,876        5,895             1,133
                                         ==========================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                    Columbia
                                                                    Marsico
                                                                    Focused
                                              Columbia High         Equities          Asset          Global
                                               Yield Fund,      Fund, Variable     Allocation        Growth         Growth
                                            Variable Series          Series            Fund           Fund           Fund
                                                (Class A)          (Class A)        (Class 2)      (Class 2)      (Class 2)
                                            --------------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
Net investment
income (loss)                               $         18,078    $        (6,325)   $    22,169    $     3,562    $   (77,518)

 Net realized gains (losses)                          (6,267)           (28,972)       (64,518)       (41,926)      (243,439)
 Change in net
 unrealized appreciation
    (depreciation) of investments                     16,525            118,997        263,281      1,003,061      2,016,667
                                            --------------------------------------------------------------------------------
    Increase (decrease)
     in net assets from operations                    28,336             83,700        220,932        964,697      1,695,710
                                            --------------------------------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                              -             13,561              -         30,150         30,331
 Cost of units redeemed                              (44,048)           (87,984)      (107,821)    (1,028,540)      (735,403)
 Net transfers                                        44,098             (8,882)       (75,458)      (217,293)      (194,461)
 Contract maintenance charge                             (78)              (134)          (415)        (1,794)        (1,706)
                                            --------------------------------------------------------------------------------
    Increase (decrease) in net assets
     from capital transactions                           (28)           (83,439)      (183,694)    (1,217,477)      (901,239)
                                            --------------------------------------------------------------------------------

Increase (decrease) in net assets                     28,308                261         37,238       (252,780)       794,471
Net assets at beginning of period                    293,312            573,393      2,069,569     10,945,587     10,694,952
                                            --------------------------------------------------------------------------------

Net assets at end of period                 $        321,620    $       573,654    $ 2,106,807    $10,692,807    $11,489,423
                                            ================================================================================


ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                                -              1,209              -          1,508          1,803
 Units redeemed                                       (2,525)            (8,980)        (7,063)       (50,336)       (42,308)
 Units transferred                                     2,443               (685)        (4,978)       (10,386)       (10,984)
                                            --------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 (82)            (8,456)       (12,041)       (59,214)       (51,489)
Beginning units                                       17,574             58,840        137,713        519,722        628,545
                                            --------------------------------------------------------------------------------

Ending units                                          17,492             50,384        125,672        460,508        577,056
                                            ================================================================================
                                                                                                               Franklin
                                                Growth       Growth and      Mid Cap       MTB Managed          Income
                                                -Income        Income         Value      Allocation Fund     Securities
                                                 Fund         Portfolio    Portfolio        - Moderate           Fund
                                               (Class 2)     (Class VC)    (Class VC)       Growth II         (Class 2)
                                             ---------------------------------------------------------------------------
INCREASE (DECREASE)
 IN NET ASSETS:
From operations:
 Net investment income (loss)                $     6,812    $   (98,987)   $   (1,025)   $          (906)    $   107,316

 Net realized gains (losses)                    (351,848)      (387,475)      (32,533)            (8,699)        (11,154)
 Change in net
  unrealized appreciation
  (depreciation) of investments                1,505,605      2,093,080        78,238             19,604         154,004
                                             ---------------------------------------------------------------------------

    Increase (decrease)
     in net assets from operations             1,160,569      1,606,618        44,680              9,999         250,166
                                             ---------------------------------------------------------------------------


From capital transactions:
 Net proceeds from units sold                     17,783        647,745           226                  -         380,401
 Cost of units redeemed                         (968,140)      (600,890)      (35,755)              (680)        (91,823)
 Net transfers                                  (295,859)      (136,081)        3,282            (27,650)        560,123
 Contract maintenance charge                      (1,981)        (1,449)          (94)               (24)           (364)
                                             ---------------------------------------------------------------------------

    Increase (decrease) in net assets
     from capital transactions                (1,248,197)       (90,675)      (32,341)           (28,354)        848,337
                                             ---------------------------------------------------------------------------

Increase (decrease) in net assets               (87,628)     1,515,943        12,339             (18,355)      1,098,503
Net assets at beginning of period            12,870,904      9,972,867       190,371             135,865       1,843,992
                                             ---------------------------------------------------------------------------

Net assets at end of period                  $12,783,276    $11,488,810    $  202,710    $       117,510     $ 2,942,495
                                             ===========================================================================

ANALYSIS OF INCREASE (DECREASE)
IN UNITS OUTSTANDING:
 Units sold                                        1,223         69,153            18                  -          38,782
 Units redeemed                                  (64,161)       (57,375)       (2,662)               (78)         (9,447)
 Units transferred                               (19,363)        (5,410)          306             (3,036)         56,634
                                             ---------------------------------------------------------------------------

Increase (decrease) in units outstanding         (82,301)         6,368        (2,338)            (3,114)         85,969
                                             ---------------------------------------------------------------------------
Beginning units                                  854,158        984,662        16,254             15,143         196,116
                                             ---------------------------------------------------------------------------
Ending units                                     771,857        991,030        13,916             12,029         282,085
                                             ===========================================================================

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                          Franklin Templeton      Allocation       Allocation
                                          VIP Founding Funds       Balanced          Growth
                                           Allocation Fund        Portfolio        Portfolio
                                              (Class 2)         (Class 3) (1)    (Class 3) (1)
                                          ------------------------------------------------------

INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)             $            21,341    $      24,019    $         989

 Net realized gains (losses)                          (10,385)           4,478              861
 Change in net unrealized
  appreciation
  (depreciation) of investments                       233,076           34,229           26,304
                                          ------------------------------------------------------
   Increase (decrease) in net
   assets from operations                             244,032           62,726           28,154
                                          ------------------------------------------------------

From capital transactions:
 Net proceeds from units sold                          73,314        1,521,006          173,447
 Cost of units redeemed                               (76,922)          (3,313)            (529)
 Net transfers                                        383,797          127,667            6,370
 Contract maintenance charge                             (433)               -                -
                                          ------------------------------------------------------

  Increase (decrease) in net assets
  from capital transactions                           379,756        1,645,360          179,288
                                          ------------------------------------------------------

Increase (decrease) in net assets                     623,788        1,708,086          207,442
Net assets at beginning of period                   2,360,067                -                -
                                          ------------------------------------------------------

Net assets at end of period               $         2,983,855    $   1,708,086    $     207,442
                                          ======================================================
ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                             8,403          138,108           18,091
 Units redeemed                                        (9,007)            (294)             (50)
 Units transferred                                     46,314           11,036              588
                                          ------------------------------------------------------

Increase (decrease) in units
 outstanding                                           45,710          148,850           18,629
Beginning units                                       278,168                -                -
                                          ------------------------------------------------------

Ending units                                          323,878          148,850           18,629
                                          ======================================================
                                                           Allocation
                                          Allocation        Moderate
                                           Moderate          Growth        Real Return
                                          Portfolio        Portfolio        Portfolio
                                        (Class 3) (1)    (Class 3) (1)    (Class 3) (1)
                                        -----------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment income (loss)            $      18,001    $      10,336    $      12,633

 Net realized gains (losses)                    24,926              563            3,697
 Change in net unrealized
  appreciation
  (depreciation) of investments                 45,053           39,213          (19,898)
                                        -------------------------------------------------
  Increase (decrease) in net
  assets from operations                        87,980           50,112           (3,568)
                                        -------------------------------------------------

From capital transactions:
 Net proceeds from units sold                1,591,501          846,722        1,872,772
 Cost of units redeemed                       (224,638)          (2,645)         (43,895)
 Net transfers                                 174,862           85,821          938,127
 Contract maintenance charge                         -                -              (11)
                                        -------------------------------------------------

  Increase (decrease) in net assets
  from capital transactions                  1,541,725          929,898        2,766,993
                                        -------------------------------------------------

Increase (decrease) in net assets            1,629,705          980,010        2,763,425
Net assets at beginning of period                    -                -                -
                                        -------------------------------------------------
Net assets at end of period              $   1,629,705    $     980,010    $   2,763,425
                                        -------------------------------------------------

ANALYSIS OF INCREASE
 (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    146,395           80,244          164,056
 Units redeemed                                (19,973)            (248)          (3,838)
 Units transferred                              16,414            8,277           82,172
                                        =================================================

Increase (decrease) in units
 outstanding                                   142,836           88,273          242,390
Beginning units                                      -                -                -
                                        -------------------------------------------------
Ending units                                   142,836           88,273          242,390
                                        =================================================


(1) For the period from January 19, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of The United States Life Insurance Company in the City of New York (formerly known as First SunAmerica Life Insurance Company) (the "Separate Account") is an investment account of The United States Life Insurance Company in the City of New York (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     On December 31, 2011, First SunAmerica Life Insurance Company merged into an affiliate company, The United States Life Insurance Company in the City of New York. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

     The Separate Account offers the following variable annuity products: FSA Advisor, FSA Polaris, FSA Polaris II, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum III, FSA Polaris Platinum O-Series, FSA Polaris Preferred Solution, FSA Polaris Retirement Protector and FSA WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 106 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"),
     (4) the

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)


     seventeen currently available Class 2 investment portfolios of the Principal Variable Contract Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (9) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (10) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, the Class 2 shares in the American Series and the Principal Funds, the shares in the MTB Trust, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Invesco Funds are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class I shares of the Columbia Trust I are not subject to the 12b-1 fees. The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Invesco Funds, the Principal Funds, the Columbia Trust I, the MTB Trust, the Franklin Templeton Trust, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust, and Seasons Trust are affiliated investment companies. The contractholder may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by contractholders to the Variable Accounts and do not include balances allocated to the General Account.

     On May 2, 2011, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

     Predecessor Columbia Trust Portfolio     Current Columbia Trust Portfolio
     ---------------------------------------  --------------------------------
     Columbia High Yield Fund,                Columbia Variable Portfolio -
       Variable Series                          High Income Fund
     Columbia Marsico Focused Equities Fund,  Columbia Variable Portfolio -
       Variable Series                          Marsico Focused Equities Fund

     Effective May 2, 2011, the Columbia Trust I renamed the Class A of shares of Columbia Variable Portfolio - High Income Fund and the Columbia Variable Portfolio - Marsico Focused Equities Fund, which were not subject to 12b-1 distribution fees, with Class 1 shares which are not subject to 12b-1 distribution fees.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on the total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are port of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table and the 1983 (a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Transfers are recorded as cost of units redeemed or as net proceeds from units sold in the accompanying Statements of changes in Net Assets.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2011 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2011 and for the year then ended. The Separate Account had no liabilities as of December 31, 2011. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2011, and indicating the levels of the fair value measurement based on the levels of the inputs used.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of the contract value is made, the entire charge will be assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Advisor 1.52%; FSA Polaris 1.52%; FSA Polaris II 1.52%; FSA Polaris II A-Class Platinum Series 0.85%; FSA Polaris Advantage 1.65% or 1.90%; FSA Polaris Advantage II 1.30%, 1.55%, 1.90% or 2.15%, FSA Polaris Choice 1.52% or 1.72%; FSA Polaris Choice III 1.52% or 1.77%; FSA Polaris Choice IV 1.65% or 1.90%, FSA Polaris Platinum III 1.30% or 1.55%, FSA Polaris Platinum O-Series 0.95% or 1.20%, FSA Polaris Preferred Solution 1.15%, 1.40%, 1.55%, 1.65%, or 1.80%; FSA Polaris Retirement Protector 1.30%, 1.55% or 1.80%, FSA WM Diversified Strategies III 1.55% or 1.70%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This is for all expenses associated with the distribution of the contract. If

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA Polaris II, FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The MarketLock for Two feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, and FSA Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45 in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage, FSA Polaris Platinum III, FSA Polaris II A-Class Platinum Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statements of Changes in Net Assets. The

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     maximum anniversary value benefit base for MarketLock for Life Plus is calculate as the greater of purchase payments made in the first year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris Advantage, FSA Polaris II A-Class Platinum Series, and FSA Polaris Preferred Solution. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Platinum III, FSA Polaris II A-Class Platinum Series, FSA Polaris Advantage, and FSA Polaris Preferred Solution. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Platinum O-Series, FSA Polaris Advantage, FSA Polaris Advantage II, FSA Polaris Retirement Protector and FSA Polaris Preferred Solution. The SunAmerica Income Builder feature is offered in FSA Polaris Platinum III, FSA Polaris Choice III, FSA Polaris Choice IV, FSA Polaris Advantage, FSA Polaris Advantage II, FSA and FSA Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and from 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

     PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of seven years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct any premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2011 consist of the following:

                                                              Cost of Shares   Proceeds from
Variable Account:                                                Acquired       Shares Sold
-----------------                                             ---------------  --------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                          $       337,430  $      959,457
Capital Appreciation Portfolio (Class 1)                              439,355       2,332,998
Government and Quality Bond Portfolio (Class 1)                       551,023       1,752,106
Growth Portfolio (Class 1)                                            154,924       1,230,032
Natural Resources Portfolio (Class 1)                               1,126,166       1,683,478
Asset Allocation Portfolio (Class 3)                                  694,257         676,336
Capital Appreciation Portfolio (Class 3)                            3,321,886       3,020,522
Government and Quality Bond Portfolio (Class 3)                     6,698,875       7,110,397
Growth Portfolio (Class 3)                                            375,864       1,148,755
Natural Resources Portfolio (Class 3)                               3,340,997       1,503,570

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                         $        91,822  $      273,219
Alliance Growth Portfolio (Class 1)                                   331,949       2,141,245
Balanced Portfolio (Class 1)                                           84,974         850,324
Blue Chip Growth Portfolio (Class 1)                                   30,647         273,908
Capital Growth Portfolio (Class 1)                                     39,359         141,577
Cash Management Portfolio (Class 1)                                 1,414,725       2,409,900
Corporate Bond Portfolio (Class 1)                                    681,807       1,295,497
Davis Venture Value Portfolio (Class 1)                               322,818       3,365,403
"Dogs" of Wall Street Portfolio (Class 1)                             149,560         407,825
Emerging Markets Portfolio (Class 1)                                  139,960         993,785
Equity Opportunities Portfolio (Class 1)                               16,014         546,739
Fundamental Growth Portfolio (Class 1)                                 20,712         462,993
Global Bond Portfolio (Class 1)                                       233,796         756,886
Global Equities Portfolio (Class 1)                                    54,512         540,917
Growth Opportunities Portfolio (Class 1)                               87,444         210,813
Growth-Income Portfolio (Class 1)                                     119,083       1,470,963
High-Yield Bond Portfolio (Class 1)                                 1,185,825       1,651,218
International Diversified Equities Portfolio (Class 1)                361,712         590,532
International Growth and Income Portfolio (Class 1)                   268,234         713,686
MFS Massachusetts Investors Trust Portfolio (Class 1)                  47,461         741,268
MFS Total Return Portfolio (Class 1)                                  229,929       2,068,295
Mid-Cap Growth Portfolio (Class 1)                                    144,134         740,601
Real Estate Portfolio (Class 1)                                       140,003         604,928

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                              Cost of Shares   Proceeds from
Variable Account:                                                Acquired       Shares Sold
-----------------                                             ---------------  --------------
SUNAMERICA TRUST (continued):
Technology Portfolio (Class 1)                                $        48,887  $       99,770
Telecom Utility Portfolio (Class 1)                                    92,509         217,896
Total Return Bond Portfolio (Class 1)                                 336,886         871,194
Aggressive Growth Portfolio (Class 3)                                 694,223         255,898
Alliance Growth Portfolio (Class 3)                                   287,430       1,323,885
American Funds Asset Allocation SAST Portfolio (Class 3)            1,347,821         151,314
American Funds Global Growth SAST Portfolio (Class 3)               7,162,042       1,019,719
American Funds Growth SAST Portfolio (Class 3)                      2,975,639         736,591
American Funds Growth-Income SAST Portfolio (Class 3)               1,549,941         743,995
Balanced Portfolio (Class 3)                                          614,730         236,734
Blue Chip Growth Portfolio (Class 3)                                1,422,362         418,716
Capital Growth Portfolio (Class 3)                                     25,845         393,535
Cash Management Portfolio (Class 3)                                 3,337,069       3,599,682
Corporate Bond Portfolio (Class 3)                                  8,529,650       5,116,249
Davis Venture Value Portfolio (Class 3)                             3,991,353       3,406,237
"Dogs" of Wall Street Portfolio (Class 3)                             638,085         388,617
Emerging Markets Portfolio (Class 3)                                2,656,438       1,788,243
Equity Opportunities Portfolio (Class 3)                               20,480         253,960
Foreign Value Portfolio (Class 3)                                   8,768,635       2,677,788
Fundamental Growth Portfolio (Class 3)                                229,102         500,974
Global Bond Portfolio (Class 3)                                     3,148,542       1,866,269
Global Equities Portfolio (Class 3)                                   379,127         725,626
Growth Opportunities Portfolio (Class 3)                            3,236,152       1,151,485
Growth-Income Portfolio (Class 3)                                   1,558,733         424,231
High-Yield Bond Portfolio (Class 3)                                 1,136,460       1,259,757
International Diversified Equities Portfolio (Class 3)              1,001,254       1,495,489
International Growth and Income Portfolio (Class 3)                 1,661,332       1,493,262
Marsico Focused Growth Portfolio (Class 3)                          1,437,626         749,003
MFS Massachusetts Investors Trust Portfolio (Class 3)               4,127,768       1,025,510
MFS Total Return Portfolio (Class 3)                                1,144,540       1,315,924
Mid-Cap Growth Portfolio (Class 3)                                  1,270,092         884,727
Real Estate Portfolio (Class 3)                                     2,728,168       1,898,381
Small & Mid Cap Value Portfolio (Class 3)                           6,884,848       3,921,743
Small Company Value Portfolio (Class 3)                             3,341,926       1,453,797
Technology Portfolio (Class 3)                                        105,491         397,223
Telecom Utility Portfolio (Class 3)                                   156,009         107,723
Total Return Bond Portfolio (Class 3)                              15,010,130       5,345,269

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                              Cost of Shares   Proceeds from
Variable Account:                                                Acquired       Shares Sold
-----------------                                             ---------------  --------------
INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund                   $       551,738  $      672,169
Invesco Van Kampen V.I. Comstock Fund                               3,763,381       1,563,045
Invesco Van Kampen V.I. Growth and Income Fund                      5,010,156       2,790,172

PRINCIPAL FUNDS, INC. (Class 2):
Diversified International Account                             $         3,317  $       57,523
Equity Income Account                                                  37,243         257,603
Government & High Quality Bond Account                                     95           1,706
Income Account                                                        352,599         425,791
LargeCap Blend Account II                                                 736          29,540
LargeCap Growth Account                                                 7,008          18,155
MidCap Blend Account                                                   18,196         350,973
Money Market Account                                                        0          97,696
Principal Capital Appreciation Account                                  2,397          62,088
Real Estate Securities Account                                          7,053             332
SAM Balanced Portfolio                                                237,570       1,146,923
SAM Conservative Balanced Portfolio                                    13,302         161,879
SAM Conservative Growth Portfolio                                      20,634         614,525
SAM Flexible Income Portfolio                                          27,944         184,054
SAM Strategic Growth Portfolio                                          4,274           6,988
Short-Term Income Account                                                 765           2,272
SmallCap Growth Account II                                             30,679           1,731

COLUMBIA TRUST I (Class 1):
Columbia Variable Portfolio - High Income Fund                $        46,999  $      157,815
Columbia Variable Portfolio - Marsico Focused Equities Fund            97,906          95,944

AMERICAN FUNDS INSURANCE SERIES (Class 2):
Asset Allocation Fund                                         $        84,748  $      309,018
Global Growth Fund                                                    746,988       1,849,246
Growth Fund                                                           298,506       2,070,531
Growth-Income Fund                                                    451,780       1,965,420

LORD ABBETT SERIES FUNDS, INC. (Class VC):
Growth and Income Portfolio                                   $     2,123,242  $    1,243,579
Mid Cap Value Portfolio                                                 9,525          29,580

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                              Cost of Shares   Proceeds from
Variable Account:                                                Acquired       Shares Sold
-----------------                                             ---------------  --------------
MTB GROUP OF FUNDS:
MTB Managed Allocation Fund - Moderate Growth II              $         3,781  $       14,328

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                               $     4,034,375  $      562,941
Franklin Templeton VIP Founding Funds Allocation Fund                 750,311         435,317

SEASONS SERIES TRUST (Class 3):
Allocation Balanced Portfolio                                 $     2,983,351  $      147,656
Allocation Growth Portfolio                                         1,244,514          89,888
Allocation Moderate Portfolio                                       5,528,978         278,299
Allocation Moderate Growth Portfolio                                3,536,766         161,024
Real Return Portfolio                                               5,845,340       1,067,900

6.   OTHER MATTERS

     The Company is a subsidiary of American International Group. Information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES

     A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2011, 2010, 2009, 2008, and 2007, follows:

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Asset Allocation Portfolio (Class 1)
2011                143,089               27.51        3,936,229           1.52%       2.69%                       -0.60%
2010                167,038               27.67        4,621,742           1.52%       2.66%                       12.14%
2009                195,126               24.68        4,814,637           1.52%       3.72%                       20.46%
2008                234,020               20.49        4,793,858           1.52%       2.96%                      -24.21%
2007                312,307               27.03        8,441,259           1.52%       2.73%                        6.81%

Capital Appreciation Portfolio (Class 1)
2011                176,146               48.00        8,454,460           1.52%       0.00%                       -8.45%
2010                208,358               52.43       10,923,513           1.52%       0.13%                       20.88%
2009                251,946               43.37       10,927,035           1.52%       0.00%                       34.70%
2008                326,438               32.20       10,510,598           1.52%       0.00%                      -41.25%
2007                431,219               54.81       23,633,281           1.52%       0.33%                       25.78%

Government and Quality Bond Portfolio (Class 1)
2011                270,324               21.03        5,686,495           1.52%       3.10%                        5.47%
2010                335,382               19.94        6,688,777           1.52%       3.72%                        3.41%
2009                445,901               19.28        8,599,798           1.52%       4.56%                        2.69%
2008                644,341               18.78       12,100,714           1.52%       3.96%                        2.76%
2007                774,986               18.27       14,162,953           1.52%       3.74%                        4.69%

Growth Portfolio (Class 1)
2011                127,178               30.92        3,931,732           1.52%       0.72%                       -7.67%
2010                158,514               33.48        5,308,109           1.52%       0.69%                       12.42%
2009                202,291               29.78        6,025,306           1.52%       1.10%                       36.31%
2008                236,291               21.85        5,163,243           1.52%       0.73%                      -41.32%
2007                309,303               37.23       11,517,240           1.52%       0.69%                        8.53%

Natural Resources Portfolio (Class 1)
2011                 52,720               46.36        2,444,338           1.52%       0.69%                      -21.47%
2010                 81,131               59.04        4,789,715           1.52%       0.87%                       14.45%
2009                 93,613               51.58        4,829,005           1.52%       1.44%                       55.68%
2008                105,729               33.13        3,503,249           1.52%       0.89%                      -50.56%
2007                140,008               67.01        9,382,357           1.52%       1.09%                       38.09%

Asset Allocation Portfolio (Class 3)
2011                121,539      11.14 to 15.30 (4)    2,915,098  0.85% to 1.90%       2.53%       -1.22%      to  -0.18% (5)
2010                112,788      15.32 to 26.73 (4)    2,954,106  0.85% to 1.77%       2.58%       11.58%      to  12.61%
2009                107,044      13.61 to 23.95 (4)    2,499,747  0.85% to 1.77%       3.52%       19.85%      to  20.96% (5)
2008                113,415      11.25 to 19.98 (4)    2,236,326  0.85% to 1.77%       2.98%      -24.59%      to -23.89%
2007                107,800      26.50 to 26.60 (4)    2,865,079  1.52% to 1.77%       2.66%        6.28%      to   6.54%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Capital Appreciation Portfolio (Class 3)
2011                570,910      11.57 to 15.85 (4)   17,657,304  0.85% to 1.90%       0.00%       -9.03%      to  -8.06% (5)
2010                462,104      12.72 to 17.24 (4)   18,656,195  0.85% to 1.90%       0.00%       20.12%      to  21.39%
2009                457,119      10.59 to 14.20 (4)   16,185,271  0.85% to 1.90%       0.00%       33.85%      to  35.26%
2008                483,122       7.91 to 10.50 (4)   12,995,503  0.85% to 1.90%       0.00%      -41.63%      to -41.01%
2007                415,143      17.79 to 53.43 (4)   20,055,223  0.85% to 1.77%       0.15%       25.16%      to  26.32%

Government and Quality Bond Portfolio (Class 3)
2011              1,665,905      11.85 to 16.87 (4)   30,659,805  0.85% to 1.90%       3.00%        4.81%      to   5.92% (5)
2010              1,623,236      11.31 to 15.93 (4)   30,088,192  0.85% to 1.90%       3.67%        2.76%      to   3.84%
2009              1,567,119      11.00 to 15.34 (4)   28,711,309  0.85% to 1.90%       4.68%        2.05%      to   3.13%
2008              1,449,095      10.78 to 14.88 (4)   26,105,975  0.85% to 1.90%       4.08%        2.12%      to   3.19%
2007              1,343,538      14.42 to 17.76 (4)   23,995,800  0.85% to 1.77%       3.76%        4.17%      to   5.13% (5)

Growth Portfolio (Class 3)
2011                223,448       9.50 to 11.60 (4)    6,213,429  0.85% to 1.90%       0.46%       -8.25%      to  -7.28% (5)
2010                240,347      10.35 to 12.51 (4)    7,439,278  0.85% to 1.90%       0.51%       11.72%      to  12.90%
2009                271,693       9.26 to 11.08 (4)    7,462,189  0.85% to 1.90%       0.78%       35.45%      to  36.88% (5)
2008                316,917       6.84 to  8.09 (4)    6,474,338  0.85% to 1.90%       0.45%      -41.69%      to -41.07%
2007                283,565      36.24 to 36.76 (4)   10,375,610  1.52% to 1.77%       0.49%        8.00%      to   8.27% (5)

Natural Resources Portfolio (Class 3)
2011                194,691       9.66 to  9.75 (4)    6,838,485  0.85% to 1.90%       0.45%      -21.96%      to -21.14% (5)
2010                171,249      12.36 to 12.38 (4)    8,758,603  0.85% to 1.90%       0.70%       13.73%      to  14.93%
2009                188,193      10.75 to 10.89 (4)    8,506,937  0.85% to 1.90%       1.12%       54.71%      to  56.34% (5)
2008                189,295       6.88 to  7.04 (4)    5,574,546  0.85% to 1.90%       0.67%      -50.87%      to -50.35%
2007                136,467      13.85 to 65.23 (4)    8,543,766  0.85% to 1.77%       1.01%       37.40%      to  38.67%

Aggressive Growth Portfolio (Class 1)
2011                137,650               12.83        1,766,472           1.52%       0.00%                       -3.46%
2010                149,133               13.29        1,982,324           1.52%       0.00%                       19.34%
2009                179,178               11.14        1,995,706           1.52%       0.14%                       38.36%
2008                224,748                8.05        1,809,108           1.52%       0.58%                      -53.35%
2007                311,668               17.25        5,378,067           1.52%       0.54%                       -1.99%

Alliance Growth Portfolio (Class 1)
2011                270,337               31.70        8,570,431           1.52%       0.47%                       -3.77%
2010                321,763               32.94       10,600,856           1.52%       0.83%                        8.58%
2009                384,009               30.34       11,652,077           1.52%       0.60%                       38.91%
2008                470,096               21.84       10,268,696           1.52%       0.15%                      -41.63%
2007                605,572               37.42       22,663,561           1.52%       0.05%                       12.88%

Balanced Portfolio (Class 1)
2011                173,860               16.84        2,927,929           1.52%       1.70%                        0.73%
2010                219,622               16.72        3,671,768           1.52%       1.93%                       10.15%
2009                264,181               15.18        4,009,735           1.52%       3.39%                       22.16%
2008                300,550               12.43        3,734,308           1.52%       3.19%                      -27.01%
2007                390,821               17.02        6,652,880           1.52%       2.77%                        3.81%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  -------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  ------------------------
Blue Chip Growth Portfolio (Class 1)
2011                 91,243                5.96          544,131           1.52%       0.20%                   -7.01%
2010                127,188                6.41          815,508           1.52%       0.30%                   10.82%
2009                154,942                5.78          896,360           1.52%       0.32%                   34.78%
2008                206,094                4.29          884,535           1.52%       0.41%                  -39.92%
2007                283,134                7.14        2,022,555           1.52%       0.35%                   12.35%

Capital Growth Portfolio (Class 1)
2011                 45,633                7.30          333,336           1.52%       0.00%                   -2.80%
2010                 59,148                7.51          444,458           1.52%       0.00%                    7.59%
2009                 79,753                6.98          556,944           1.52%       0.00%                   41.33%
2008                122,752                4.94          606,454           1.52%       0.00%                  -45.99%
2007                112,149                9.15        1,025,914           1.52%       1.13%                   11.84%

Cash Management Portfolio (Class 1)
2011                264,303               13.07        3,453,450           1.52%       0.00%                   -1.78%
2010                335,271               13.30        4,460,124           1.52%       0.00%                   -1.74%
2009                457,045               13.54        6,187,757           1.52%       2.10%                   -1.46%
2008                801,601               13.74       11,013,417           1.52%       3.79%                   -0.35%
2007                838,478               13.79       11,560,079           1.52%       3.59%                    2.93%

Corporate Bond Portfolio (Class 1)
2011                163,105               25.03        4,082,209           1.52%       6.11%                    4.81%
2010                197,070               23.88        4,706,128           1.52%       6.08%                    9.30%
2009                245,067               21.85        5,354,550           1.52%       5.91%                   29.00%
2008                277,466               16.94        4,699,639           1.52%       4.21%                   -9.17%
2007                376,365               18.65        7,018,427           1.52%       3.75%                    3.89%

Davis Venture Value Portfolio (Class 1)
2011                451,534               33.90       15,306,444           1.52%       1.26%                   -5.67%
2010                535,366               35.94       19,240,382           1.52%       0.75%                   10.49%
2009                616,932               32.53       20,066,885           1.52%       1.59%                   31.49%
2008                759,922               24.74       18,798,296           1.52%       1.57%                  -39.09%
2007                998,715               40.62       40,562,908           1.52%       0.84%                    4.06%

"Dogs" of Wall Street Portfolio (Class 1)
2011                 80,349               13.78        1,107,124           1.52%       2.20%                   10.98%
2010                101,592               12.42        1,261,303           1.52%       2.83%                   14.98%
2009                107,196               10.80        1,157,504           1.52%       4.78%                   18.34%
2008                127,465                9.13        1,163,088           1.52%       3.31%                  -27.70%
2007                161,862               12.62        2,042,844           1.52%       2.40%                   -3.41%

Emerging Markets Portfolio (Class 1)
2011                135,746               16.92        2,296,390           1.52%       0.54%                  -27.20%
2010                175,647               23.24        4,081,928           1.52%       1.42%                   16.73%
2009                202,309               19.91        4,027,781           1.52%       0.00%                   73.99%
2008                242,671               11.44        2,776,870           1.52%       1.43%                  -57.27%
2007                343,033               26.78        9,186,700           1.52%       1.83%                   39.25%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  ---------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment       Total Return
                                       Lowest to       Net Assets      Lowest          Income           Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)        Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  --------------------
Equity Opportunities Portfolio (Class 1)
2011                114,953               18.40        2,114,930           1.52%       0.55%                  -1.61%
2010                142,356               18.70        2,662,042           1.52%       0.71%                  15.32%
2009                198,476               16.22        3,219,225           1.52%       1.31%                  30.10%
2008                268,348               12.46        3,345,205           1.52%       1.58%                 -39.40%
2007                289,893               20.57        5,963,389           1.52%       1.66%                  -1.40%

Fundamental Growth Portfolio (Class 1)
2011                137,347               16.84        2,312,425           1.52%       0.00%                  -6.91%
2010                159,810               18.09        2,890,226           1.52%       0.00%                  15.24%
2009                200,267               15.69        3,142,876           1.52%       0.00%                  33.93%
2008                231,949               11.72        2,717,945           1.52%       0.00%                 -45.67%
2007                279,353               21.57        6,025,255           1.52%       0.00%                  13.41%

Global Bond Portfolio (Class 1)
2011                 84,541               23.73        2,005,755           1.52%       2.19%                   4.16%
2010                108,917               22.78        2,481,099           1.52%       4.06%                   4.68%
2009                125,515               21.77        2,731,498           1.52%       3.29%                   5.88%
2008                150,429               20.56        3,092,067           1.52%       3.00%                   4.07%
2007                163,504               19.75        3,229,381           1.52%       0.58%                   9.70%

Global Equities Portfolio (Class 1)
2011                 89,736               18.72        1,679,795           1.52%       0.89%                 -11.74%
2010                113,022               21.20        2,396,953           1.52%       1.78%                  12.62%
2009                126,957               18.83        2,390,781           1.52%       2.80%                  27.45%
2008                173,662               14.77        2,565,924           1.52%       2.18%                 -44.25%
2007                215,330               26.50        5,706,422           1.52%       1.15%                  10.18%

Growth Opportunities Portfolio (Class 1)
2011                 60,075                5.88          353,280           1.52%       0.00%                  -3.84%
2010                 81,488                6.12          498,327           1.52%       0.00%                  22.46%
2009                 96,120                4.99          479,989           1.52%       0.00%                  16.47%
2008                131,247                4.29          562,699           1.52%       0.00%                 -36.85%
2007                139,965                6.79          950,205           1.52%       0.00%                  19.73%

Growth-Income Portfolio (Class 1)
2011                232,575               28.83        6,704,614           1.52%       0.90%                   6.71%
2010                279,243               27.02        7,545,147           1.52%       0.94%                   9.82%
2009                324,465               24.60        7,982,777           1.52%       1.40%                  26.24%
2008                419,150               19.49        8,168,268           1.52%       1.04%                 -43.77%
2007                558,140               34.65       19,342,480           1.52%       0.88%                   9.44%

High-Yield Bond Portfolio (Class 1)
2011                192,840               22.80        4,396,400           1.52%       7.00%                   2.71%
2010                222,731               22.20        4,944,132           1.52%       9.42%                  12.88%
2009                268,143               19.67        5,273,300           1.52%       8.60%                  39.88%
2008                242,408               14.06        3,407,990           1.52%       9.95%                 -33.18%
2007                436,769               21.04        9,189,786           1.52%       7.21%                  -0.15%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  -----------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment       Total Return
                                       Lowest to       Net Assets      Lowest          Income           Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)        Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  ----------------------
International Diversified Equities Portfolio (Class 1)
2011                219,294               11.28        2,473,243           1.52%       2.14%                   -15.89%
2010                239,473               13.41        3,211,131           1.52%       4.16%                     6.86%
2009                274,122               12.55        3,439,741           1.52%       1.36%                    27.20%
2008                385,914                9.86        3,806,888           1.52%       3.31%                   -40.38%
2007                465,852               16.54        7,707,529           1.52%       1.98%                    13.61%

International Growth and Income Portfolio (Class 1)
2011                177,099               11.99        2,122,850           1.52%       2.94%                   -15.09%
2010                213,130               14.12        3,008,942           1.52%       4.11%                     5.48%
2009                260,669               13.39        3,488,884           1.52%       0.00%                    25.83%
2008                329,822               10.64        3,508,360           1.52%       2.67%                   -46.73%
2007                499,348               19.97        9,970,653           1.52%       1.53%                     5.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2011                118,888               22.48        2,672,873           1.52%       0.65%                    -3.39%
2010                147,097               23.27        3,423,158           1.52%       0.94%                     9.51%
2009                174,253               21.25        3,702,865           1.52%       1.37%                    24.83%
2008                215,894               17.02        3,675,337           1.52%       0.93%                   -33.46%
2007                303,773               25.58        7,771,754           1.52%       1.11%                     8.91%

MFS Total Return Portfolio (Class 1)
2011                202,515               28.13        5,696,629           1.52%       2.54%                     0.39%
2010                269,183               28.02        7,542,641           1.52%       2.86%                     8.38%
2009                325,970               25.85        8,429,102           1.52%       3.75%                    16.69%
2008                414,277               22.16        9,179,787           1.52%       3.06%                   -23.20%
2007                560,824               28.85       16,180,092           1.52%       2.49%                     2.67%

Mid-Cap Growth Portfolio (Class 1)
2011                173,009               11.23        1,944,182           1.52%       0.00%                    -7.35%
2010                217,968               12.13        2,643,570           1.52%       0.00%                    23.56%
2009                267,269                9.81        2,623,238           1.52%       0.00%                    40.28%
2008                313,833                7.00        2,195,718           1.52%       0.00%                   -44.22%
2007                388,873               12.54        4,877,307           1.52%       0.24%                    15.18%

Real Estate Portfolio (Class 1)
2011                 71,959               23.67        1,703,348           1.52%       0.93%                     6.52%
2010                 91,472               22.22        2,032,726           1.52%       1.81%                    18.09%
2009                104,904               18.82        1,974,109           1.52%       2.21%                    27.83%
2008                133,956               14.72        1,971,981           1.52%       3.00%                   -44.74%
2007                183,435               26.64        4,886,772           1.52%       1.28%                   -15.64%

Technology Portfolio (Class 1)
2011                101,740                2.27          231,328           1.52%       0.00%                    -6.81%
2010                122,750                2.44          299,442           1.52%       0.00%                    18.45%
2009                138,511                2.06          285,225           1.52%       0.00%                    48.14%
2008                194,798                1.39          270,717           1.52%       0.00%                   -51.88%
2007                272,152                2.89          785,794           1.52%       0.00%                    20.10%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Telecom Utility Portfolio (Class 1)
2011                 55,016               16.98          933,891           1.52%       2.30%                        4.66%
2010                 63,117               16.22        1,023,673           1.52%       2.74%                       11.87%
2009                 79,279               14.50        1,149,385           1.52%       5.55%                       30.07%
2008                 97,398               11.15        1,085,585           1.52%       2.46%                      -38.39%
2007                118,963               18.09        2,152,052           1.52%       2.85%                       19.09%

Total Return Bond Portfolio (Class 1)
2011                 79,186               27.77        2,198,647           1.52%       1.48%                        4.76%
2010                100,163               26.51        2,654,724           1.52%       2.75%                        4.74%
2009                100,191               25.31        2,535,349           1.52%       2.06%                        9.91%
2008                 98,057               23.03        2,257,658           1.52%       3.34%                        3.49%
2007                122,457               22.25        2,724,530           1.52%       6.26%                        3.96%

Aggressive Growth Portfolio (Class 3)
2011                155,748       8.00 to  8.07 (4)    1,747,315  0.85% to 1.90%       0.00%       -4.06%      to  -3.05% (5)
2010                106,400       8.33 to 12.70 (4)    1,360,440  0.85% to 1.77%       0.00%       18.74%      to  19.84%
2009                 95,750       6.95 to 10.69 (4)    1,033,878  0.85% to 1.77%       0.00%       37.68%      to  38.95% (5)
2008                106,908       5.00 to  7.77 (4)      840,266  0.85% to 1.77%       0.31%      -53.63%      to -53.20%
2007                110,612      16.75 to 16.98        1,871,727  1.52% to 1.77%       0.42%       -2.42%      to  -2.17%

Alliance Growth Portfolio (Class 3)
2011                231,379       7.99 to  9.88 (4)    6,506,568  0.85% to 1.90%       0.22%       -4.38%      to  -3.37% (5)
2010                252,380       8.27 to 10.33 (4)    7,706,835  0.85% to 1.90%       0.63%        7.88%      to   9.03%
2009                285,087       7.58 to  9.57 (4)    8,095,527  0.85% to 1.90%       0.35%       38.05%      to  39.49% (5)
2008                339,943       5.44 to 21.04 (4)    6,984,689  0.85% to 1.77%       0.00%      -41.93%      to -41.39%
2007                364,831       9.27 to 36.22 (4)   12,940,033  0.85% to 1.77%       0.00%       12.31%      to  13.35%

American Funds Asset Allocation SAST Portfolio (Class 3)
2011                369,629       9.94 to 10.19        3,740,439  1.30% to 1.90%       1.20%       -0.92%      to  -0.32%
2010                250,490      10.03 to 10.22        2,549,027  1.30% to 1.90%       1.31%        9.89%      to  10.56%
2009                201,680       9.18 to  9.25        1,861,924  1.30% to 1.77%       2.25%       20.49% (10) to  21.23% (5)
2008                138,834       7.57 to  7.61        1,055,958  1.52% to 1.77%       1.26%      -31.07%      to -30.90%
2007                 60,994      10.99 to 11.02          671,855  1.52% to 1.77%       0.06%        4.36%      to   4.61% (5)

American Funds Global Growth SAST Portfolio (Class 3)
2011              1,511,364       9.94 to 10.33 (4)   15,190,715  1.15% to 1.90%       0.86%      -10.86%      to -10.18%
2010                933,887      11.15 to 11.50 (4)   10,474,017  1.15% to 1.90%       0.72%        9.31%      to  10.13%
2009                637,110      10.20 to 10.33 (4)    6,514,268  1.30% to 1.90%       2.29%       35.98% (10) to  39.09% (5)
2008                549,023       7.33 to  7.34 (4)    4,022,172  1.52% to 1.90%       1.38%      -39.78%      to -39.55%
2007                176,891      12.10 to 12.14        2,144,751  1.52% to 1.77%       0.00%       12.43%      to  12.71% (5)

American Funds Growth SAST Portfolio (Class 3)
2011              1,076,684       9.46 to  9.82       10,364,551  1.15% to 1.90%       0.35%       -6.37%      to  -5.66%
2010                841,974      10.11 to 10.41        8,634,546  1.15% to 1.90%       0.26%       16.10%      to  16.97%
2009                742,619       8.71 to  8.81 (4)    6,542,389  1.30% to 1.90%       1.75%       29.25% (10) to  36.33% (5)
2008                686,499       6.39 to  6.46        4,423,666  1.52% to 1.90%       0.54%      -45.23%      to -45.03%
2007                165,497      11.71 to 11.75        1,943,365  1.52% to 1.77%       0.02%        9.97%      to  10.24% (5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
American Funds Growth-Income SAST Portfolio (Class 3)
2011              1,012,820       9.00 to  9.34 (4)    9,111,381  1.15% to 1.90%       1.00%       -3.98%      to  -3.26%
2010                919,889       9.38 to  9.66 (4)    8,579,915  1.15% to 1.90%       1.07%        8.98%      to   9.80%
2009                892,987       8.60 to  8.70 (4)    7,615,960  1.30% to 1.90%       2.21%       27.24% (10) to  28.34% (5)
2008                787,320       6.63 to  6.70 (4)    5,213,567  1.52% to 1.90%       0.94%      -39.22%      to -38.99%
2007                270,753      10.83 to 10.86 (4)    2,938,575  1.52% to 1.77%       0.04%        2.80%      to   3.06% (5)

Balanced Portfolio (Class 3)
2011                103,301      10.22 to 10.56 (4)    1,489,774  0.85% to 1.90%       1.80%        0.10%      to   1.16% (5)
2010                 70,391      10.10 to 10.55 (4)    1,097,844  0.85% to 1.90%       1.78%        9.46%      to  10.61%
2009                 67,333       9.64 to  9.80 (4)      983,825  1.30% to 1.90%       3.63%       21.39%      to  21.78% (10)(5)
2008                 48,569      12.01 to 12.21          592,743  1.52% to 1.77%       3.00%      -27.35%      to -27.17%
2007                 63,949      16.53 to 16.76        1,067,741  1.52% to 1.77%       2.85%        3.30%      to   3.56%

Blue Chip Growth Portfolio (Class 3)
2011                475,428       5.85 to  9.66 (4)    3,249,696  0.85% to 1.90%       0.01%       -7.60%      to  -6.62% (5)
2010                362,712       6.26 to 10.45 (4)    2,418,348  0.85% to 1.90%       0.08%       10.12%      to  11.29%
2009                263,250       5.63 to  9.49 (4)    1,506,109  0.85% to 1.90%       0.05%       33.93%      to  35.34% (5)
2008                269,789       4.15 to  4.16 (4)    1,135,923  0.85% to 1.77%       0.19%      -40.22%      to -39.67%
2007                233,074       6.89 to  6.94 (4)    1,639,385  0.85% to 1.77%       0.13%       11.79%      to  12.82%

Capital Growth Portfolio (Class 3)
2011                339,170       7.60 to  9.27 (4)    2,443,923  0.85% to 1.90%       0.00%       -3.41%      to  -2.39% (5)
2010                383,669       7.78 to  9.60 (4)    2,849,462  0.85% to 1.90%       0.00%        6.91%      to   8.04%
2009                391,049       7.21 to  8.98 (4)    2,712,195  0.85% to 1.90%       0.00%       40.45%      to  41.93% (5)
2008                433,824       5.08 to  6.39 (4)    2,135,117  0.85% to 1.90%       0.00%      -46.33%      to -45.76%
2007                220,270       8.95 to  9.36 (4)    1,981,845  0.85% to 1.77%       1.33%       11.30%      to  12.32% (5)

Cash Management Portfolio (Class 3)
2011                649,844       9.54 to 11.46 (4)    7,988,729  0.85% to 1.90%       0.00%       -2.40%      to  -1.37% (5)
2010                642,929       9.77 to 11.62 (4)    8,292,521  0.85% to 1.90%       0.00%       -2.36%      to  -1.33%
2009                982,999      10.01 to 11.78 (4)   12,943,778  0.85% to 1.90%       2.32%       -2.08%      to  -1.04% (5)
2008                879,922      10.22 to 11.90 (4)   11,757,288  0.85% to 1.90%       3.63%       -0.97%      to   0.07%
2007                664,280      11.89 to 13.39 (4)    8,999,290  0.85% to 1.77%       3.82%        2.42%      to   3.37%

Corporate Bond Portfolio (Class 3)
2011              1,303,058      13.85 to 20.99 (4)   26,865,014  0.85% to 1.90%       6.18%        4.15%      to   5.25% (5)
2010              1,091,023      13.30 to 19.94 (4)   23,678,761  0.85% to 1.90%       6.16%        8.61%      to   9.76%
2009              1,033,682      12.24 to 18.17 (4)   21,246,873  0.85% to 1.90%       6.17%       28.19%      to  29.54% (5)
2008              1,026,824       9.55 to 14.03 (4)   16,496,646  0.85% to 1.90%       4.62%       -9.74%      to  -8.79%
2007                800,282      15.38 to 18.09 (4)   14,478,797  0.85% to 1.77%       4.17%        3.37%      to   4.32% (5)

Davis Venture Value Portfolio (Class 3)
2011                964,666       9.17 to 13.84 (4)   22,261,094  0.85% to 1.90%       1.11%       -6.27%      to  -5.28% (5)
2010                771,070       9.78 to 14.62 (4)   22,892,016  0.85% to 1.90%       0.56%        9.80%      to  10.96%
2009                739,671       8.91 to 13.17 (4)   21,381,236  0.85% to 1.90%       1.31%       30.67%      to  32.05%
2008                770,465       6.82 to  9.98 (4)   17,448,927  0.85% to 1.90%       1.46%      -39.48%      to -38.84%
2007                690,684      16.31 to 39.45 (4)   26,666,455  0.85% to 1.77%       0.70%        3.54%      to   4.50%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
"Dogs" of Wall Street Portfolio (Class 3)
2011                123,135      11.30 to 16.66        1,591,907  0.85% to 1.90%       2.19%       10.29%      to  11.45%  (5)
2010                101,208      10.25 to 14.95        1,212,786  0.85% to 1.90%       2.81%       14.26%      to  15.46%
2009                 98,526       8.97 to 12.94        1,034,956  0.85% to 1.90%       4.59%       17.60%      to  18.84%  (5)
2008                100,495       7.63 to 10.89          896,659  0.85% to 1.90%       3.22%      -28.16%      to -27.40%
2007                 95,823      12.28 to 15.00        1,190,708  0.85% to 1.77%       2.56%       -3.90%      to  -3.00%

Emerging Markets Portfolio (Class 3)
2011                509,657      10.09 to 21.54        7,696,678  0.85% to 1.90%       0.41%      -27.66%      to -26.90%  (5)
2010                422,559      13.94 to 29.47        9,266,456  0.85% to 1.90%       1.26%       16.00%      to  17.22%
2009                428,555      12.02 to 25.14        8,178,986  0.85% to 1.90%       0.00%       72.90%      to  74.72%  (5)
2008                521,630       6.95 to 14.39        5,754,527  0.85% to 1.90%       1.53%      -57.54%      to -57.09%
2007                357,660      26.01 to 33.53 (4)    9,414,141  0.85% to 1.77%       1.90%       38.57%      to  39.86%

Equity Opportunities Portfolio (Class 3)
2011                 64,246       9.37 to 12.06 (4)    1,103,418  0.85% to 1.90%       0.30%       -2.23%      to  -1.20%  (5)
2010                 75,916       9.59 to 12.21 (4)    1,345,023  0.85% to 1.90%       0.47%       14.59%      to  15.81%
2009                 89,751       8.37 to 10.54 (4)    1,382,672  0.85% to 1.90%       0.96%       29.28%      to  30.65%  (5)
2008                110,609       6.47 to  8.07 (4)    1,319,969  0.85% to 1.90%       1.25%      -39.79%      to -39.15%
2007                118,136      13.26 to 19.98 (4)    2,354,023  0.85% to 1.77%       1.58%       -1.90%      to  -0.99%

Foreign Value Portfolio (Class 3)
2011              1,934,825       8.13 to  8.51 (4)   22,799,895  0.85% to 1.90%       1.55%      -13.51%      to -12.60%  (5)
2010              1,291,691       9.40 to  9.74 (4)   19,729,242  0.85% to 1.90%       1.91%        0.99%      to   2.06%
2009              1,070,788       9.31 to  9.54 (4)   16,917,906  0.85% to 1.90%       2.63%       27.49%      to  28.84%  (5)
2008              1,053,691       7.30 to  7.41 (4)   13,190,881  0.85% to 1.90%       3.05%      -42.13%      to -41.52%
2007                873,777      12.66 to 22.06 (4)   19,274,063  0.85% to 1.77%       1.76%       12.06%      to  13.10%

Fundamental Growth Portfolio (Class 3)
2011                267,258       6.70 to  9.50 (4)    4,021,788  0.85% to 1.90%       0.00%       -7.49%      to  -6.51%  (5)
2010                275,046       7.16 to 10.27 (4)    4,526,957  0.85% to 1.90%       0.00%       14.52%      to  15.73%
2009                300,518       6.19 to  8.97 (4)    4,300,384  0.85% to 1.90%       0.00%       33.09%      to  34.49%  (5)
2008                307,030       4.60 to  6.74 (4)    3,290,405  0.85% to 1.90%       0.00%      -46.01%      to -45.44%
2007                129,053      20.94 to 21.24 (4)    2,713,773  1.52% to 1.77%       0.00%       12.93%      to  13.21%  (5)

Global Bond Portfolio (Class 3)
2011                418,048      12.92 to 18.02 (4)    8,000,645  0.85% to 1.90%       2.16%        3.50%      to   4.59%  (5)
2010                321,561      12.48 to 17.23 (4)    6,615,229  0.85% to 1.90%       4.06%        4.02%      to   5.12%
2009                276,313      12.00 to 16.39 (4)    5,634,101  0.85% to 1.90%       3.37%        5.21%      to   6.32%  (5)
2008                250,824      11.41 to 15.41 (4)    4,884,012  0.85% to 1.90%       3.34%        3.42%      to   4.51%
2007                143,376      14.75 to 19.13 (4)    2,710,602  0.85% to 1.77%       0.38%        9.15%      to  10.16%

Global Equities Portfolio (Class 3)
2011                112,822       8.36 to  8.75 (4)    1,679,816  0.85% to 1.90%       0.79%      -12.29%      to -11.37%  (5)
2010                114,635       9.53 to  9.74 (4)    2,228,858  0.85% to 1.90%       1.48%       11.91%      to  13.09%
2009                100,765       8.52 to  8.65 (4)    1,772,927  1.30% to 1.90%       2.67%       26.65%      to  31.95% (10)
2008                 99,132       6.72 to 14.49 (4)    1,371,857  1.52% to 1.90%       2.08%      -44.54%      to -44.39%
2007                 84,281      12.02 to 25.61 (4)    2,163,754  0.85% to 1.77%       1.14%        9.63%      to  10.65%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Growth  Opportunities Portfolio (Class 3)
2011              1,073,804       5.99 to 10.93 (4)    7,378,564  0.85% to 1.90%       0.00%       -4.45%      to  -3.44% (5)
2010                849,981       6.21 to 11.43 (4)    5,449,232  0.85% to 1.90%       0.00%       21.69%      to      22.97%
2009                766,648       5.05 to  9.40 (4)    3,835,506  0.85% to 1.90%       0.00%       15.74%      to  16.96% (5)
2008                610,496       4.32 to  8.12 (4)    2,602,783  0.85% to 1.90%       0.00%      -37.24%      to     -36.58%
2007                337,741       6.61 to  6.69        2,253,282  1.52% to 1.77%       0.00%       19.14%      to      19.43%

Growth-Income Portfolio (Class 3)
2011                166,641       9.43 to  9.62 (4)    1,904,504  0.85% to 1.90%       0.92%        6.03%      to   7.15% (5)
2010                 27,663       8.90 to  8.98 (4)      662,769  0.85% to 1.90%       0.73%        9.14%      to      10.28%
2009                 29,881       8.14 to  8.15 (4)      652,024  0.85% to 1.90%       1.09%       25.46%      to      26.78%
2008                 32,766       6.42 to  6.50 (4)      572,672  0.85% to 1.90%       0.84%      -44.12%      to     -43.53%
2007                 33,320      11.37 to 33.64 (4)    1,095,140  0.85% to 1.77%       0.78%        8.90%      to       9.91%

High-Yield Bond Portfolio (Class 3)
2011                213,866      10.92 to 16.60 (4)    3,816,895  0.85% to 1.90%       8.23%        2.06%      to   3.14% (5)
2010                208,345      10.70 to 16.09 (4)    4,124,754  0.85% to 1.90%       9.66%       12.16%      to      13.35%
2009                184,146       9.54 to 14.20 (4)    3,358,939  0.85% to 1.90%       8.93%       39.01%      to  40.47% (5)
2008                162,434       6.86 to 10.11 (4)    2,126,355  0.85% to 1.90%      11.75%      -33.75%      to     -32.90%
2007                131,880      15.06 to 20.45 (4)    2,620,994  0.85% to 1.77%       7.83%       -0.64%      to       0.28%

International Diversified Equities Portfolio (Class 3)
2011                858,664       7.75 to  8.23 (4)    9,280,828  0.85% to 1.90%       1.92%      -16.42%      to -15.54% (5)
2010                889,559       9.18 to  9.84 (4)   11,510,610  0.85% to 1.90%       3.91%        6.19%      to   7.31%
2009                961,374       8.56 to  9.27 (4)   11,683,893  0.85% to 1.90%       1.09%       26.40%      to  27.73% (5)
2008              1,062,717       6.70 to  7.33 (4)   10,202,829  0.85% to 1.90%       3.35%      -40.75%      to -40.13%
2007                955,430      11.19 to 16.10 (4)   15,550,936  0.85% to 1.77%       1.99%       13.04%      to  14.09% (5)

International Growth and Income Portfolio (Class 3)
2011                989,809       6.83 to  9.81 (4)   10,880,186  0.85% to 1.90%       2.90%      -15.63%      to -14.74% (5)
2010                963,613       8.09 to 11.51 (4)   12,654,748  0.85% to 1.90%       3.94%        4.82%      to   5.93%
2009              1,004,459       7.72 to 10.86 (4)   12,567,396  0.85% to 1.90%       0.00%       25.04%      to  26.36% (5)
2008                985,627       6.18 to  8.60 (4)    9,864,933  0.85% to 1.90%       3.23%      -47.06%      to -46.50%
2007                510,221      16.07 to 19.43 (4)    9,892,263  0.85% to 1.77%       1.67%        5.03%      to   6.00% (5)

Marsico Focused Growth Portfolio (Class 3)
2011                316,858       9.99 to 10.17 (4)    3,452,203  0.85% to 1.90%       0.12%       -3.53%      to  -2.52% (5)
2010                245,321      10.25 to 10.54 (4)    2,804,766  0.85% to 1.90%       0.23%       14.91%      to  16.13%
2009                209,617       8.83 to  9.17 (4)    2,091,297  0.85% to 1.90%       0.51%       27.93%      to  29.28% (5)
2008                192,620       6.83 to  7.17 (4)    1,500,606  0.85% to 1.90%       0.24%      -42.08%      to -41.47%
2007                152,550      11.67 to 13.28 (4)    2,046,151  0.85% to 1.77%       0.00%       11.38%      to  12.41%

MFS Massachusetts Investors Trust Portfolio (Class 3)
2011                694,130       9.98 to 10.73 (4)   10,516,350  0.85% to 1.90%       0.52%       -4.00%      to  -2.98% (5)
2010                412,047      10.39 to 11.06 (4)    7,674,548  0.85% to 1.90%       0.84%        8.82%      to   9.97%
2009                287,485       9.55 to 10.06 (4)    5,372,230  0.85% to 1.90%       1.17%       24.04%      to  25.35% (5)
2008                229,069       7.70 to  8.03 (4)    3,526,622  0.85% to 1.90%       0.96%      -33.88%      to -33.18%
2007                112,084      12.01 to 24.90 (4)    2,816,753  0.85% to 1.77%       0.95%        8.36%      to   9.36%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
MFS Total Return Portfolio (Class 3)
2011                400,467      10.35 to 16.32 (4)    9,016,524  0.85% to 1.90%       2.42%       -0.24%      to   0.81% (5)
2010                387,980      10.38 to 16.19 (4)    9,254,773  0.85% to 1.90%       2.74%        7.70%      to   8.84%
2009                387,504       9.63 to 14.88 (4)    8,812,134  0.85% to 1.90%       3.61%       15.96%      to  17.18% (5)
2008                403,274       8.31 to 12.70 (4)    7,919,481  0.85% to 1.90%       3.20%      -23.68%      to -22.88%
2007                354,932      16.46 to 28.03 (4)    9,485,470  0.85% to 1.77%       2.51%        2.15%      to   3.09%

Mid-Cap Growth Portfolio (Class 3)
2011                506,722       9.35 to 10.99 (4)    5,515,866  0.85% to 1.90%       0.00%       -7.93%      to  -6.96% (5)
2010                461,848      10.05 to 11.93 (4)    5,438,398  0.85% to 1.90%       0.00%       22.79%      to  24.08%
2009                443,352       8.10 to  9.72 (4)    4,235,266  0.85% to 1.90%       0.00%       39.40%      to  40.87% (5)
2008                486,422       5.75 to  6.97 (4)    3,322,545  0.85% to 1.90%       0.00%      -44.57%      to -43.98%
2007                451,523      10.26 to 12.18 (4)    5,538,114  0.85% to 1.77%       0.04%       14.60%      to  15.66% (5)

Real Estate Portfolio (Class 3)
2011                723,263       8.09 to 29.28       11,755,340  0.85% to 1.90%       0.82%        5.85%      to   6.97% (5)
2010                552,844       7.64 to 27.38       10,172,626  0.85% to 1.90%       1.69%       17.35%      to  18.59%
2009                489,433       6.51 to 23.08        8,413,904  0.85% to 1.90%       1.87%       27.03%      to  28.37% (5)
2008                451,145       5.13 to 17.98        6,211,664  0.85% to 1.90%       3.46%      -45.09%      to -44.51%
2007                257,567      25.91 to 32.41 (4)    6,732,627  0.85% to 1.77%       1.35%      -16.06%      to -15.28% (5)

Small & Mid Cap Value Portfolio (Class 3)
2011              1,391,594      10.75 to 10.81 (4)   21,638,935  0.85% to 1.90%       0.13%       -9.95%      to  -9.00% (5)
2010              1,080,689      11.81 to 12.01 (4)   20,283,172  0.85% to 1.90%       0.20%       23.17%      to  24.47%
2009              1,035,009       9.49 to  9.75 (4)   16,126,683  0.85% to 1.90%       0.60%       39.46%      to  40.93% (5)
2008              1,039,983       6.73 to  6.99 (4)   11,661,879  0.85% to 1.90%       0.24%      -36.38%      to -35.71%
2007                676,262      10.47 to 18.10 (4)   12,246,053  0.85% to 1.77%       0.47%       -0.23%      to   0.69% (5)

Small Company Value Portfolio (Class 3)
2011                911,743       9.64 to  9.92 (4)    8,649,309  0.85% to 1.90%       0.25%       -5.28%      to  -4.28% (5)
2010                706,486      10.07 to 10.47 (4)    6,954,490  0.85% to 1.90%       0.47%       24.11%      to  25.42%
2009                653,304       8.03 to  8.44 (4)    5,137,580  0.85% to 1.90%       0.57%       29.17%      to  30.53% (5)
2008                625,812       6.15 to  6.53 (4)    3,792,982  0.85% to 1.90%       0.24%      -35.15%      to -34.46%
2007                329,965       9.24 to  9.39 (4)    3,061,885  0.85% to 1.77%       0.00%       -8.48%      to  -7.63% (5)

Technology Portfolio (Class 3)
2011                549,328       2.16 to 10.20 (4)    1,240,606  0.85% to 1.90%       0.00%       -7.28%      to  -6.70% (5)
2010                672,158       2.42 to 10.57 (4)    1,598,816  0.85% to 1.90%       0.00%       17.71%      to  18.95%
2009                673,066       2.03 to  8.98 (4)    1,354,489  0.85% to 1.90%       0.00%       47.21%      to  48.76% (5)
2008                651,042       1.36 to  6.10 (4)      886,741  1.52% to 1.90%       0.00%      -52.22%      to -52.00% (5)
2007                448,012       2.81 to  2.84 (4)    1,270,937  1.52% to 1.77%       0.00%       19.50%      to  19.80% (5)

Telecom Utility Portfolio (Class 3)
2011                 42,670      12.11 to 12.23 (4)      667,010  0.85% to 1.90%       2.22%        4.01%      to   5.10% (5)
2010                 38,776      11.64 to 11.91 (4)      598,110  1.30% to 1.90%       2.63%       11.17%      to  11.84%
2009                 40,649      10.47 to 10.65 (4)      572,716  1.30% to 1.90%       5.14%       29.26%      to  33.81% (10)
2008                 43,804      10.90 to 10.97          480,483  1.52% to 1.77%       2.60%      -38.69%      to -38.54%
2007                 23,105      17.79 to 17.85          412,381  1.52% to 1.77%       3.43%       18.54%      to  18.83%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Total Return Bond Portfolio (Class 3)
2011              1,518,815      13.14 to 19.54 (4)   29,182,046  0.85% to 1.90%       1.33%        4.11%      to   5.20% (5)
2010                867,507      12.62 to 18.57 (4)   18,716,248  0.85% to 1.90%       2.77%        4.08%      to   5.18%
2009                528,169      12.12 to 17.66 (4)   11,673,085  0.85% to 1.90%       2.03%        9.22%      to  10.37% (5)
2008                277,340      11.10 to 16.00 (4)    5,896,578  0.85% to 1.90%       5.77%        2.84%      to   3.92%
2007                 35,044      15.40 to 21.81 (4)      755,443  0.85% to 1.77%       6.93%        3.38%      to   4.40%

Invesco Van Kampen V.I. Capital Growth Fund (Series II)
2011                 88,830      10.58 to 10.73 (4)      895,165  0.85% to 1.90%       0.00%       -8.15%      to  -7.18% (5)
2010                 99,273      10.56 to 11.39 (4)    1,075,228  0.85% to 1.77%       0.00%       17.47%      to  18.55%
2009                 67,920       8.99 to  9.61 (4)      629,870  0.85% to 1.77%       0.00%       62.74%      to  64.24%
2008                 62,558       5.52 to  5.85          354,726  0.85% to 1.77%       0.19%      -50.01%      to -49.55%
2007                 60,494      11.05 to 11.60          684,414  0.85% to 1.77%       0.00%       14.60%      to  15.66%

Invesco Van Kampen V.I. Comstock Fund (Series II)
2011              1,056,266       9.01 to 12.78       11,695,605  0.85% to 1.90%       1.24%       -3.95%      to  -2.94% (5)
2010                818,598       9.38 to 13.17        9,859,429  0.85% to 1.90%       0.12%       13.52%      to  14.72%
2009                700,802       8.26 to 11.48        7,602,226  0.85% to 1.90%       4.31%       25.99%      to  27.32% (5)
2008                625,183       6.56 to  9.02        5,399,811  0.85% to 1.90%       1.95%      -37.01%      to -36.35%
2007                413,084      13.43 to 14.16        5,687,439  0.85% to 1.77%       1.43%       -4.04%      to  -3.15%

Invesco Van Kampen V.I. Growth and Income Fund (Series II)
2011              1,829,469       9.36 to 14.49       22,788,863  0.85% to 1.90%       1.06%       -4.10%      to  -3.09% (5)
2010              1,571,696       9.76 to 14.96       21,272,406  0.85% to 1.90%       0.10%       10.08%      to  11.24%
2009              1,498,350       8.86 to 13.44       18,697,780  0.85% to 1.90%       3.61%       21.77%      to  23.06% (5)
2008              1,453,484       7.28 to 10.93       14,909,895  0.85% to 1.90%       1.62%      -33.49%      to -32.78%
2007              1,091,833      15.35 to 16.25 (4)   16,921,569  0.85% to 1.77%       1.24%        0.73%      to   1.66% (5)

Diversified International Account (Class 2)
2011                 66,990       5.51 to  5.61          374,618  1.55% to 1.70%       0.15%      -12.85%      to -12.72%
2010                 74,288       6.32 to  6.43          476,248  1.55% to 1.70%       1.27%       11.00%      to  11.17%
2009                 81,570       5.70 to  5.78          470,303  1.55% to 1.70%       3.93%       24.70%      to  24.89%
2008                 86,227       4.57 to  4.63          398,229  1.55% to 1.70%       1.47%      -47.28%      to -47.20%
2007                101,696       8.66 to  8.77          889,460  1.55% to 1.70%       1.94%       13.95%      to  14.12%

Equity Income Account (Class 2)
2011                 77,222       9.46 to  9.61          738,730  1.55% to 1.70%       0.45%        3.40%      to   3.55%
2010                 99,118       9.15 to  9.28          915,078  1.55% to 1.70%       2.89%       13.92%      to  14.09%
2009                128,587       8.03 to  8.13        1,041,372  1.55% to 1.70%       4.92%       17.74%      to  17.92%
2008                182,583       6.82 to  6.90        1,255,089  1.55% to 1.70%       2.34%      -35.23%      to -35.13%
2007                252,964      10.53 to 10.63        2,681,738  1.55% to 1.70%       0.72%        3.23%      to   3.39%

Government & High Quality Bond Account (Class 2)
2011                  1,234       7.89 to  8.00            9,864  1.55% to 1.70%       0.18%        4.12%      to   4.27%
2010                  1,425       7.57 to  7.67           10,904  1.55% to 1.70%       5.76%        3.87%      to   4.02%
2009                    245       7.29 to  7.37            1,785  1.55% to 1.70%       7.56%        4.42%      to   4.58%
2008                    555       6.98 to  7.05            3,903  1.55% to 1.70%       7.56%        2.65%      to   2.81%
2007                  1,013       6.80 to  6.86            6,937  1.55% to 1.70%       5.28%        4.42%      to   4.57%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Income Account (Class 2)
2011                 27,214       9.02 to  9.15          247,808  1.55% to 1.70%       0.38%        4.27%      to   4.42%
2010                 34,947       8.65 to  8.76          304,723  1.55% to 1.70%       6.38%        6.44%      to   6.60%
2009                 37,750       8.13 to  8.22          308,706  1.55% to 1.70%       9.63%       16.18%      to  16.35%
2008                 46,657       7.00 to  7.07          328,247  1.55% to 1.70%       8.74%       -5.37%      to  -5.23%
2007                 81,716       7.39 to  7.46          607,656  1.55% to 1.70%       6.51%        3.98%      to   4.14%

LargeCap Blend Account II (Class 2)
2011                 11,108       6.13 to  6.22           68,854  1.55% to 1.70%       0.01%       -2.10%      to  -1.95%
2010                 15,251       6.26 to  6.34           96,483  1.55% to 1.70%       2.01%       11.06%      to  11.23%
2009                 16,785       5.64 to  5.70           95,490  1.55% to 1.70%       1.29%       27.11%      to  27.30%
2008                 17,631       4.44 to  4.48           78,807  1.55% to 1.70%       1.22%      -37.57%      to -37.48%
2007                 24,305       7.11 to  7.16          173,866  1.55% to 1.70%       1.39%        3.15%      to   3.31%

LargeCap Growth Account (Class 2)
2011                  5,085       6.46 to  6.56           33,374  1.55% to 1.70%       0.00%       -6.11%      to  -5.97%
2010                  6,386       6.88 to  6.98           44,359  1.55% to 1.70%       0.00%       16.06%      to  16.23%
2009                  8,239       5.93 to  6.00           49,180  1.55% to 1.70%       0.35%       24.67%      to  24.85%
2008                  8,350       4.76 to  4.81           39,948  1.55% to 1.70%       0.25%      -44.26%      to -44.17%
2007                 15,727       8.53 to  8.61          135,137  1.55% to 1.70%       0.00%       20.98%      to  21.16%

MidCap Blend Account (Class 2)
2011                126,733      10.71 to 10.84        1,361,514  1.55% to 1.70%       0.00%        6.18%      to   6.34%
2010                157,610      10.09 to 10.19        1,594,264  1.55% to 1.70%       2.30%       21.74%      to  21.93%
2009                203,119       8.29 to  8.36        1,687,684  1.55% to 1.70%       1.57%       26.18%      to  26.37%
2008                237,021       6.57 to  6.62        1,559,723  1.55% to 1.70%       1.42%      -30.92%      to -30.82%
2007                259,847       9.51 to  9.56        2,474,987  1.55% to 1.70%       0.69%       -9.65%      to  -9.51%

Money Market Account (Class 2)
2011                 18,817       5.70 to  5.80          107,304  1.55% to 1.70%       0.00%       -1.69%      to  -1.54%
2010                 35,128       5.80 to  5.89          205,000  1.55% to 1.70%       0.00%       -1.69%      to  -1.54%
2009                 30,188       5.90 to  5.98          178,972  1.55% to 1.70%       0.33%       -1.50%      to  -1.36%
2008                119,261       5.99 to  6.06          720,242  1.55% to 1.70%       2.05%        0.60%      to   0.75%
2007                 32,902       5.95 to  6.01          196,453  1.55% to 1.70%       4.58%        2.91%      to   3.07%

Principal Capital Appreciation Account (Class 2)
2011                 26,285      12.02 to 12.20          318,631  1.55% to 1.70%       0.00%       -1.83%      to  -1.69%
2010                 30,809      12.25 to 12.41          380,064  1.55% to 1.70%       1.28%       13.17%      to  13.34%
2009                 38,916      10.82 to 10.95          423,978  1.55% to 1.70%       0.96%       27.36%      to  27.55%
2008                 53,444       8.50 to  8.59          456,753  1.55% to 1.70%       0.84%      -34.68%      to -34.58%
2007                 76,526      13.01 to 13.13        1,000,412  1.55% to 1.70%       0.47%        6.63%      to   6.79%

Real Estate Securities Account (Class 2)
2011                  1,063      18.54 to 18.98           19,893  1.55% to 1.70%       0.00%        6.89%      to   7.05%
2010                    663      17.35 to 17.73           11,504  1.55% to 1.70%       2.35%       23.18%      to  23.37%
2009                  1,620      14.08 to 14.37           23,057  1.55% to 1.70%       3.43%       26.52%      to  26.72%
2008                  1,822      11.13 to 11.34           20,469  1.55% to 1.70%       2.25%      -34.14%      to -34.04%
2007                  3,152      16.90 to 17.19           53,689  1.55% to 1.70%       3.97%      -19.30%      to -19.18%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
SAM Balanced Portfolio (Class 2)
2011                820,718      10.15 to 10.43        8,431,709  1.52% to 1.77%       2.57%       -1.04%      to  -0.79%
2010                915,093      10.26 to 10.51        9,490,958  1.52% to 1.77%       3.43%       11.35%      to  11.63%
2009              1,099,459       9.21 to  9.41       10,236,599  1.52% to 1.77%       3.69%       21.46%      to  21.76%
2008              1,283,256       7.58 to  7.73        9,843,630  1.52% to 1.77%       4.03%      -27.71%      to -27.53%
2007              1,428,804      10.49 to 10.67       15,150,651  1.52% to 1.77%       2.32%        5.93% (7)  to   6.18% (5)(7)

SAM Conservative Balanced Portfolio (Class 2)
2011                 27,080       7.88 to 10.88 (4)      213,435  1.55% to 1.77%       3.26%        0.18%      to   0.40%
2010                 45,994       7.85 to 10.86 (4)      367,503  1.55% to 1.77%       3.78%        9.77%      to  10.01%
2009                 36,525       7.14 to  9.89 (4)      267,611  1.55% to 1.77%       3.89%       18.60%      to  18.86%
2008                107,666       6.00 to  8.34 (4)      649,805  1.55% to 1.77%       3.98%      -20.83%      to -20.65%
2007                197,468       7.57 to 10.54 (4)    1,498,961  1.55% to 1.77%       3.19%        5.38% (7)  to   5.69%

SAM Conservative Growth Portfolio (Class 2)
2011                 88,822      10.08 to 10.22          902,204  1.55% to 1.70%       1.86%       -2.30%      to  -2.15%
2010                145,807      10.32 to 10.44        1,511,685  1.55% to 1.70%       3.09%       12.99%      to  13.16%
2009                164,436       9.13 to  9.23        1,509,098  1.55% to 1.70%       4.75%       23.24%      to  23.43%
2008                211,521       7.41 to  7.48        1,573,396  1.55% to 1.70%       3.81%      -34.42%      to -34.32%
2007                282,321      11.30 to 11.38        3,201,477  1.55% to 1.70%       1.46%        7.20%      to   7.36%

SAM Flexible Income Portfolio (Class 2)
2011                 65,220       9.31 to 11.36 (4)      639,404  1.55% to 1.77%       3.67%        1.32%      to   1.55%
2010                 83,668       9.16 to 11.22 (4)      799,210  1.55% to 1.77%       4.84%        8.33%      to   8.57%
2009                113,930       8.44 to 10.35 (4)      991,084  1.55% to 1.77%       4.48%       17.54%      to  17.80%
2008                175,382       7.17 to  8.81 (4)    1,280,792  1.55% to 1.77%       6.85%      -16.41%      to -15.35%
2007                265,234       8.39 to  8.46        2,242,137  1.55% to 1.70%       4.46%        4.07%      to   4.23%

SAM Strategic Growth Portfolio (Class 2)
2011                 25,699      10.49 to 10.65          272,881  1.55% to 1.70%       1.29%       -3.77%      to  -3.63%
2010                 25,876      10.90 to 11.05          285,182  1.55% to 1.70%       2.36%       14.23%      to  14.40%
2009                 28,872       9.54 to  9.66          278,293  1.55% to 1.70%       3.48%       24.90%      to  25.09%
2008                 29,030       7.64 to  7.72          223,739  1.55% to 1.70%       3.64%      -38.61%      to -38.52%
2007                 42,686      12.45 to 12.56          535,497  1.55% to 1.70%       0.93%        7.50%      to   7.67%

Short-Term Income Account (Class 2)
2011                  5,770       7.17 to  7.27           41,937  1.55% to 1.70%       0.14%       -0.75%      to  -0.60%
2010                  5,895       7.22 to  7.31           43,105  1.55% to 1.70%       1.00%        2.61%      to   2.77%
2009                 19,963       7.04 to  7.11          142,002  1.55% to 1.70%       5.16%        7.96%      to   8.12%
2008                  6,234       6.52 to  6.58           41,025  1.55% to 1.70%       1.47%       -2.89%      to  -2.75%
2007                  4,211       6.71 to  6.76           28,500  1.55% to 1.70%       4.85%        2.48%      to   2.64%

SmallCap Growth Account II (Class 2)
2011                  6,160       5.99 to  6.08           37,063  1.55% to 1.70%       0.00%       -6.31%      to  -6.17%
2010                  1,133       6.39 to  6.48            7,336  1.55% to 1.70%       0.00%       24.55%      to  24.74%
2009                  2,718       5.13 to  5.19           14,113  1.55% to 1.70%       0.00%       29.07%      to  29.26%
2008                  5,213       3.97 to  4.02           20,944  1.55% to 1.70%       0.00%      -42.25%      to -42.16%
2007                 21,484       6.88 to  6.95          148,801  1.55% to 1.70%       0.00%        2.88%      to   3.04%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Columbia Variable Portfolio-High Income Fund (Class 1)
2011                 11,112      18.97 to 19.47          213,478  1.52% to 1.77%       6.01%        4.70%      to   4.96%
2010                 17,492      18.12 to 18.55          321,620  1.52% to 1.77%       7.72%        9.99%      to  10.27%
2009                 17,574      16.47 to 16.82          293,312  1.52% to 1.77%       9.88%       41.63%      to  41.98%
2008                 14,606      11.66 to 11.85          171,563  1.52% to 1.72%      10.36%      -26.06%      to -25.91%
2007                 14,454      15.77 to 15.99          229,122  1.52% to 1.72%       4.80%        0.11%      to   0.31%

Columbia Variable Portfolio-Marsico Focused Equities Fund (Class 1)
2011                 51,093      10.66 to 11.00          557,259  1.52% to 1.77%       0.42%       -4.32%      to  -4.08%
2010                 50,384      11.14 to 11.47          573,654  1.52% to 1.77%       0.45%       16.64%      to  16.93%
2009                 58,840       9.56 to  9.81          573,393  1.52% to 1.77%       0.66%       26.42%      to  26.73%
2008                 61,746       7.56 to  7.74          475,471  1.52% to 1.77%       0.10%      -42.33%      to -42.19%
2007                 54,249      13.11 to 13.39          723,363  1.52% to 1.77%       0.12%       11.58%      to  11.86%

Asset Allocation Fund (Class 2)
2011                111,561      16.46 to 16.84        1,878,373  0.85% to 1.20%       1.84%       -6.35% (13) to   0.44%
2010                125,672               16.76        2,106,807           0.85%       1.96%                       11.55%
2009                137,713               15.03        2,069,569           0.85%       2.36%                       22.94%
2008                135,339               12.22        1,654,437           0.85%       2.86%                      -30.11%
2007                 91,779               17.49        1,605,242           0.85%       3.25%                        5.65%

Global Growth Fund (Class 2)
2011                413,338      20.27 to 21.97        8,630,452  0.85% to 1.72%       1.26%      -10.44%      to  -9.66% (5)
2010                460,508      22.64 to 24.32       10,692,807  0.85% to 1.72%       1.47%        9.84%      to  10.80%
2009                519,722      20.61 to 21.95       10,945,587  0.85% to 1.72%       1.37%       39.88%      to  41.10%
2008                625,386      14.73 to 15.55        9,375,646  0.85% to 1.72%       1.77%      -39.44%      to -38.91%
2007                651,852      24.33 to 25.46       16,060,278  0.85% to 1.72%       2.76%       12.89%      to  13.88%

Growth Fund (Class 2)
2011                494,010      18.31 to 19.85        9,281,857  0.85% to 1.72%       0.59%       -5.91%      to  -5.09% (5)
2010                577,056      19.46 to 20.91       11,489,423  0.85% to 1.72%       0.72%       16.66%      to  17.68%
2009                628,545      16.68 to 17.77       10,694,952  0.85% to 1.72%       0.65%       37.04%      to  38.23%
2008                736,241      12.18 to 12.85        9,108,184  0.85% to 1.72%       0.82%      -44.93%      to -44.45%
2007                706,773      22.11 to 23.14       15,810,039  0.85% to 1.72%       0.79%       10.43%      to  11.40%

Growth-Income Fund (Class 2)
2011                679,402      15.56 to 16.87       10,888,891  0.85% to 1.72%       1.49%       -3.50%      to  -2.66% (5)
2010                771,857      16.12 to 17.33       12,783,276  0.85% to 1.72%       1.47%        9.53%      to  10.48%
2009                854,158      14.72 to 15.68       12,870,904  0.85% to 1.72%       1.58%       29.01%      to  30.13%
2008                979,919      11.41 to 12.05       11,399,496  0.85% to 1.72%       1.71%      -38.91%      to -38.38%
2007                990,371      18.68 to 19.56       18,755,270  0.85% to 1.72%       1.57%        3.25%      to   4.16%

Growth and Income Portfolio (Class VC)
2011              1,107,787       8.28 to 11.73       11,559,607  0.85% to 1.90%       0.76%       -6.88%      to  -7.85% (5)
2010                991,030       8.99 to 12.59       11,488,810  0.85% to 1.90%       0.59%       15.20%      to  16.42%
2009                984,662       7.80 to 10.82        9,972,867  0.85% to 1.90%       1.05%       16.66%      to  17.89% (5)
2008                912,391       6.69 to  9.17        7,912,037  0.85% to 1.90%       1.78%      -37.62%      to -36.96%
2007                611,579      13.81 to 14.55        8,560,516  0.85% to 1.77%       1.58%        1.62%      to   2.56% (5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Mid Cap Value Portfolio (Class VC)
2011                 12,651               13.86          175,392           0.85%       0.20%                       -4.82%
2010                 13,916               14.57          202,710           0.85%       0.36%                       24.37%
2009                 16,254               11.71          190,371           0.85%       0.52%                       25.54%
2008                 14,663                9.33          136,788           0.85%       1.27%                      -39.87%
2007                 15,888               15.51          246,502           0.85%       0.75%                       -0.27%

MTB Managed Allocation Fund - Moderate Growth II
2011                 10,952                9.09           99,578           1.52%       1.61%                       -6.93%
2010                 12,029                9.77          117,510           1.52%       0.73%                        8.89%
2009                 15,143                8.97          135,865           1.52%       0.01%                       23.73%
2008                 17,532                7.25          127,133           1.52%       1.71%                      -30.15%
2007                  9,653               10.38          100,206           1.52%       3.42%                        3.81% (8)

Franklin Income Securities Fund (Class 2)
2011                594,166      10.33 to 10.79        6,249,004  0.85% to 1.90%       5.68%        0.46%      to   1.52% (5)
2010                282,085      10.29 to 10.63        2,942,495  0.85% to 1.90%       6.23%       10.55%      to  11.72%
2009                196,116       9.31 to  9.51        1,843,992  0.85% to 1.90%       7.29%       33.05%      to  34.45% (5)
2008                118,076       6.99 to  7.08          831,032  0.85% to 1.90%       3.27%      -30.06% (9)  to -29.23% (9)
2007                      -                   -                -              -           -                           -

Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2011                363,841       8.80 to  9.18        3,253,739  0.85% to 1.90%       0.01%       -3.40%      to  -2.38% (5)
2010                323,878       9.11 to  9.40        2,983,855  0.85% to 1.90%       2.38%        8.18%      to   9.32%
2009                278,168       8.42 to  8.60        2,360,067  0.85% to 1.90%       2.86%       27.80%      to  29.15%
2008                233,058       6.59 to  6.66        1,542,126  0.85% to 1.90%       4.75%      -34.10% (9)  to -33.42% (9)
2007                      -                   -                -              -           -                             -

Allocation Balanced Portfolio (Class 3)
2011                396,382      11.17 to 11.39 (4)    4,494,956  1.30% to 1.90%       1.52%       -1.43%      to  -0.84%
2010                148,850      11.33 to 11.48 (4)    1,708,086  1.30% to 1.90%       5.94% (11)   6.05% (11) to   6.72% (11)
2009                      -                   -                -              -           -                            -
2008                      -                   -                -              -           -                            -
2007                      -                   -                -              -           -                            -

Allocation Growth Portfolio (Class 3)
2011                121,539      10.08 to 10.30 (4)    1,245,468  1.30% to 1.90%       1.21%       -8.36%      to  -7.81%
2010                 18,629      11.00 to 11.17          207,442  1.30% to 1.90%       2.62% (11)   8.60% (11) to   9.39% (11)
2009                      -                   -                -              -           -                           -
2008                      -                   -                -              -           -                           -
2007                      -                   -                -              -           -                           -

Allocation Moderate Portfolio (Class 3)
2011                597,518      10.85 to 11.06 (4)    6,584,735  1.30% to 1.90%       1.36%       -3.75%      to  -3.17%
2010                142,836      11.27 to 11.43        1,629,705  1.30% to 1.90%       4.82% (11)   7.00% (11) to   7.62% (11)
2009                      -                   -                -              -           -                            -
2008                      -                   -                -              -           -                            -
2007                      -                   -                -              -           -                            -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

7.   UNIT VALUES (continued)

                          At December 31                                            For the Year Ended December 31
-----------------------------------------------------------------  --------------------------------------------------------------
                                   Unit Fair Value                 Expense Ratio     Investment           Total Return
                                       Lowest to       Net Assets      Lowest          Income               Lowest to
Year                 Units         Highest ($) (6)         ($)     to Highest (1)     Ratio (2)            Highest (3)
-----------------------------    ------------------    ----------  --------------  -------------  -------------------------------
Allocation Moderate Growth Portfolio (Class 3)
2011                389,181      10.41 to 10.81 (4)    4,112,751  1.15% to 1.90%       1.53%       -5.37%      to  -4.66%
2010                 88,273      10.96 to 11.34          980,010  1.15% to 1.80%       5.49% (11)   7.71% (11) to   8.38% (11)
2009                      -                   -                -              -           -                            -
2008                      -                   -                -              -           -                            -
2007                      -                   -                -              -           -                            -

Real Return Portfolio (Class 3)
2011                657,278      11.80 to 12.24 (4)    7,824,471  0.85% to 1.90%       0.00%        4.01%      to   5.10% (5)
2010                242,390      11.35 to 11.64 (4)    2,763,425  0.85% to 1.90%       2.58% (11)   0.44% (11) to   1.35% (12)
2009                      -                   -                -              -           -                            -
2008                      -                   -                -              -           -                            -
2007                      -                   -                -              -           -                            -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(7)  For the period from January 29, 2007 (inception) to December 31, 2007.

(8)  For the period from February 5, 2007 (inception) to December 31, 2007.

(9)  For the period from February 4, 2008 (inception) to December 31, 2008.

(10) For the period from April 30, 2009 (inception) to December 31, 2009.

(11) For the period from January 19, 2010 (inception) to December 31, 2010.

(12) For the period from May 3, 2010 (inception) to December 31, 2010.

(13) For the period from May 2, 2011 (inception) to December 31, 2011.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


                          INDEX TO FINANCIAL STATEMENTS


                                                                                      Page
                                                                                    Numbers
                                                                                    -------

Report of Independent Registered Public Accounting Firm                                1

Balance Sheets - December 31, 2011 and 2010                                          2 to 3

Statements of Income - Years Ended December 31, 2011, 2010 and 2009                    4

Statements of Comprehensive Income - Years Ended December 31, 2011, 2010 and 2009      5

Statements of Shareholder's Equity - Years Ended December 31, 2011, 2010 and 2009      6

Statements of Cash Flows  - Years Ended December 31, 2011, 2010 and 2009             7 to 8

Notes to Financial Statements                                                       9 to 66

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York:

In our opinion, the accompanying balance sheets and the related statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of the United States Life Insurance Company in the City of New York (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the financial statements, effective December 31, 2011, the Company merged with First SunAmerica Life Insurance Company, an affiliate, with the Company being the surviving legal entity.

As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009.



/s/ PRICEWATERHOUSECOOPERS LLP

Houston, Texas

April 25, 2012

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                                 BALANCE SHEETS

                                                                                 December 31,
                                                                    -------------------------------------
                                                                           2011                2010
                                                                    -----------------   -----------------
                                                                                        (as adjusted, see
                                                                                             Note 1)
                                                                                (In Millions)
ASSETS
Investments:
 Fixed maturity securities, available for sale, at fair value
  (amortized cost: 2011 - $19,435; 2010 - $15,757)                   $        20,651     $        16,536
 Fixed maturity securities, trading, at fair value                               111                 107
 Hybrid securities, at fair value
  (cost: 2011 - $32; 2010 - $0)                                                   31                   -
 Equity securities, available for sale, at fair value
  (cost: 2011 - $5; 2010 - $5)                                                     6                   7
 Mortgage and other loans receivable
  (net of allowance: 2011 - $26; 2010 - $44)                                   1,379               1,193
 Policy loans                                                                    229                 232
 Investment real estate
  (net of accumulated depreciation of: 2011 - $9; 2010 - $6)                      26                  25
 Partnerships and other invested assets                                          335                 136
 Short-term investments
  (portion measured at fair value: 2011 - $58; 2010 - $2,143)                    105               2,671
 Derivative assets, at fair value                                                  9                   3
                                                                    -----------------    ----------------
Total investments                                                             22,882              20,910

Cash                                                                              31                  22
Accrued investment income                                                        217                 191
Reinsurance receivables                                                          293                 317
Deferred policy acquisition costs                                                558                 582
Deferred sales inducements                                                        95                  94
Income taxes receivable                                                            -                  38
Other assets                                                                     119                 106
Separate account assets, at fair value                                           751                 763
                                                                    -----------------   -----------------
TOTAL ASSETS                                                         $        24,946     $        23,023
                                                                    =================   =================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           BALANCE SHEETS (Continued)

                                                                                 December 31,
                                                                    -------------------------------------
                                                                           2011                2010
                                                                    -----------------   -----------------
                                                                                        (as adjusted, see
                                                                                             Note 1)
                                                                       (In Millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                              $         5,470     $         5,200
 Policyholder contract deposits                                               14,044              12,708
 Policy claims and benefits payable                                              256                 273
 Other policyholders' funds                                                      405                 409
 Reserve for unearned premiums                                                   100                 106
 Income taxes payable to parent                                                   56                   -
 Derivative liabilities, at fair value                                             9                  16
 Other liabilities                                                               281                 231
 Separate account liabilities                                                    751                 763
                                                                    -----------------   -----------------
TOTAL LIABILITIES                                                             21,372              19,706
                                                                    -----------------   -----------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 12)

SHAREHOLDER'S EQUITY:
 Common stock, $2 par value, 1,980,658 shares authorized,
  issued and outstanding                                                           4                   4
 Additional paid-in capital                                                    3,961               4,076
 Accumulated deficit                                                            (803)             (1,055)
 Accumulated other comprehensive income                                          412                 292
                                                                    -----------------   -----------------
TOTAL SHAREHOLDER'S EQUITY                                                     3,574               3,317
                                                                    -----------------   -----------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                           $        24,946     $        23,023
                                                                    =================   =================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              STATEMENTS OF INCOME

                                                                                Years ended December 31,
                                                                ---------------------------------------------------------
                                                                       2011                2010                2009
                                                                -----------------   -----------------   -----------------
                                                                                    (as adjusted, see   (as adjusted, see
                                                                                         Note 1)             Note 1)
                                                                                      (In Millions)
REVENUES:
 Premiums and other considerations                               $           480     $           508     $           566
 Net investment income                                                     1,175               1,211               1,069
 Net realized investment gains (losses):
  Total other-than-temporary impairments on
   available for sale securities                                            (114)               (140)               (328)
  Portion of other-than-temporary impairments on
   available for sale fixed maturity securities recognized
   in accumulated other comprehensive income                                  (6)                (48)                 14
                                                                -----------------   -----------------   -----------------
  Net other-than-temporary impairments on available
   for sale securities recognized in net income                             (120)               (188)               (314)
  Other realized investment gains                                            238                  66                  45
                                                                -----------------   -----------------   -----------------
    Total net realized investment gains (losses)                             118                (122)               (269)
 Insurance charges                                                           193                 196                 203
 Other                                                                        69                  62                  58
                                                                -----------------   -----------------   -----------------
TOTAL REVENUES                                                             2,035               1,855               1,627
                                                                -----------------   -----------------   -----------------

BENEFITS AND EXPENSES:
 Policyholder benefits                                                       933                 796                 828
 Interest credited on policyholder contract deposits                         465                 446                 419
 Amortization of deferred policy acquisition costs                           103                  85                  83
 Amortization of deferred sales inducements                                   28                  13                  (1)
 General and administrative expenses, net of deferrals                       131                 185                 155
 Commissions, net of deferrals                                               125                 105                 112
                                                                -----------------   -----------------   -----------------
TOTAL BENEFITS AND EXPENSES                                                1,785               1,630               1,596
                                                                -----------------   -----------------   -----------------

INCOME BEFORE INCOME TAX EXPENSE (BENEFIT)                                   250                 225                  31

INCOME TAX EXPENSE (BENEFIT):
 Current                                                                      72                 (30)                (49)
 Deferred                                                                    (74)               (154)                 69
                                                                -----------------   -----------------   -----------------
TOTAL INCOME TAX EXPENSE (BENEFIT)                                            (2)               (184)                 20
                                                                -----------------   -----------------   -----------------

NET INCOME                                                       $           252     $           409     $            11
                                                                =================   =================   =================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                                                Years ended December 31,
                                                                ---------------------------------------------------------
                                                                       2011                2010                2009
                                                                -----------------   -----------------   -----------------
                                                                                    (as adjusted, see   (as adjusted, see
                                                                                         Note 1)             Note 1)
                                                                                      (In Millions)
NET INCOME                                                       $           252     $           409     $            11

OTHER COMPREHENSIVE INCOME:

 Net unrealized gains of fixed maturity investments
  on which other-than-temporary credit impairments
  were taken - net of reclassification adjustments                            60                 393                 565
 Deferred income tax expense on above changes                                (23)               (126)               (145)

 Net unrealized gains on all other invested
  assets arising during the current period - net of
  reclassification adjustments                                               382                 465               1,035
 Deferred income tax expense on above changes                               (143)               (163)               (362)

 Adjustment to deferred policy acquisition costs
  and deferred sales inducements                                             (13)               (191)               (122)
 Deferred income tax benefit on above changes                                  5                  74                  45

 Insurance loss recognition                                                 (227)               (217)                  -
 Deferred income tax benefit on above changes                                 79                  76                   -
                                                                -----------------   -----------------   -----------------
OTHER COMPREHENSIVE INCOME                                                   120                 311               1,016
                                                                -----------------   -----------------   -----------------

COMPREHENSIVE INCOME                                             $           372     $           720     $         1,027
                                                                =================   =================   =================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                Years ended December 31,
                                                                ---------------------------------------------------------
                                                                       2011                2010                2009
                                                                -----------------   -----------------   -----------------
                                                                                    (as adjusted, see   (as adjusted, see
                                                                                         Note 1)             Note 1)
                                                                                      (In Millions)
COMMON STOCK:
 Balance at beginning and end of year                            $             4     $             4     $             4


ADDITIONAL PAID-IN CAPITAL:
 Balance at beginning of year                                              4,076               4,075               3,443
  Capital contributions from Parent (see Note 13)                              1                   1                 632
  Return of capital                                                         (116)                  -                   -
                                                                -----------------   -----------------   -----------------
 Balance at end of year                                                    3,961               4,076               4,075
                                                                -----------------   -----------------   -----------------
ACCUMULATED DEFICIT:
 Balance at beginning of year                                             (1,055)             (1,464)             (2,350)
  Cumulative effect of accounting change, net of tax                           -                   -                 875
  Net income                                                                 252                 409                  11
                                                                -----------------   -----------------   -----------------
 Balance at end of year                                                     (803)             (1,055)             (1,464)
                                                                -----------------   -----------------   -----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
 Balance at beginning of year                                                292                 (19)               (443)
  Cumulative effect of accounting change, net of tax                           -                   -                (592)
  Other comprehensive income                                                 120                 311               1,016
                                                                -----------------   -----------------   -----------------
 Balance at end of year                                                      412                 292                 (19)
                                                                -----------------   -----------------   -----------------

TOTAL SHAREHOLDER'S EQUITY                                       $         3,574     $         3,317     $         2,596
                                                                =================   =================   =================

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                Years ended December 31,
                                                                ---------------------------------------------------------
                                                                       2011                2010                2009
                                                                -----------------   -----------------   -----------------
                                                                                    (as adjusted, see   (as adjusted, see
                                                                                         Note 1)             Note 1)
                                                                                      (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $           252     $           409     $            11
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES:
Interest credited to policyholder account balances                           465                 446                 419
Fees charged for policyholder contract deposits                             (188)               (188)               (184)
Amortization of deferred policy acquisition costs                            103                  85                  83
Amortization of deferred sales inducements                                    28                  13                  (1)
Net realized investment (gains) losses                                      (118)                122                 269
Equity in income of partnerships and other invested assets                    (2)                (21)                 (8)
Depreciation and amortization                                                  4                 (21)                  4
Amortization (accretion) of net premium/discount on
investments                                                                 (142)                (92)               (113)
Provision for deferred income taxes                                         (114)               (182)               (198)
Unrealized (gains) losses in earnings - net                                   (2)                (41)                  5
Capitalized interest                                                         (15)                 (2)                 (3)
CHANGE IN:
 Hybrid securities, at fair value                                            (22)                  -                   -
 Accrued investment income                                                   (26)                 (3)                 (5)
 Amounts due to/from related parties                                          33                 (13)                 (2)
 Worker's compensation claim reserve, net                                      -                (331)                 (9)
 Reinsurance receivables                                                      24                  16                  25
 Deferral of deferred policy acquisition costs                               (94)                (90)               (114)
 Income taxes currently receivable/payable                                   126                  62                 222
 Other assets                                                                 18                  37                  17
 Future policy benefits                                                       (3)                 (4)                (61)
 Other policyholders' funds                                                  (12)                (10)                 59
 Other liabilities                                                             4                  27                   4
Other, net                                                                    (4)                 21                 (14)
                                                                -----------------   -----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                               315                 240                 406
                                                                -----------------   -----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
 Fixed maturity securities, available for sale                            (7,103)             (3,134)             (3,040)
 Equity securities                                                             -                   -                  (6)
 Mortgage and other loans                                                   (265)                (32)                (17)
 Other investments, excluding short-term investments                        (297)                (93)               (121)
Sales of:
 Fixed maturity securities, available for sale                             2,157               1,998               1,092
 Equity securities                                                             9                  12                   9
 Other investments, excluding short-term investments                          79                  85                 103
Redemptions and maturities of:
 Fixed maturity securities, available for sale                             1,508                 909                 827
 Mortgage and other loans                                                     94                  49                  84
 Other investments, excluding short-term investments                          42                   7                   7
Purchases of property, equipment and software                                 (1)                  -                   -
Change in short-term investments                                           2,566                (630)               (600)
                                                                -----------------   -----------------   -----------------
     NET CASH USED IN INVESTING ACTIVITIES                       $        (1,211)    $          (829)    $        (1,662)
                                                                -----------------   -----------------   -----------------

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      STATEMENTS OF CASH FLOWS (Continued)

                                                                                Years ended December 31,
                                                                ---------------------------------------------------------
                                                                       2011                2010                2009
                                                                -----------------   -----------------   -----------------
                                                                                    (as adjusted, see   (as adjusted, see
                                                                                         Note 1)             Note 1)
                                                                                      (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                    $         1,934     $         1,604     $         2,010
Policyholder account withdrawals                                            (669)               (636)             (1,035)
Net exchanges to/(from) separate accounts                                    (21)                (10)                (14)
Claims and annuity payments                                                 (237)               (372)               (224)
Net receipts from (repayments of) other short-term
financings                                                                     6                  (4)                 (7)
Cash overdrafts                                                                8                   -                  (2)
Cash capital contribution                                                      -                   -                 500
Return of capital                                                           (116)                  -                   -
                                                                -----------------   -----------------   -----------------
     NET CASH PROVIDED BY FINANCING ACTIVITIES                               905                 582               1,228
                                                                -----------------   -----------------   -----------------

INCREASE (DECREASE) IN CASH                                                    9                  (7)                (28)
CASH AT BEGINNING OF PERIOD                                                   22                  29                  57
                                                                -----------------   -----------------   -----------------
CASH AT END OF PERIOD                                            $            31     $            22     $            29
                                                                =================   =================   =================

SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid                                                $            18     $            27     $            28
Interest (received) paid                                         $             -     $            51     $            39

Non-cash activity:
Capital contribution in the form of securities                   $             -     $             -     $           131
Sales inducements credited to policyholder contract
deposits                                                         $            28     $            24     $            17
Other various non-cash contributions                             $             1     $             1     $             1

                 See accompanying notes to financial statements

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a direct, wholly-owned subsidiary of AGC Life Insurance Company (the "Parent"), which is in turn an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG").

The Company offers a broad portfolio of individual fixed and variable annuity and life products, group insurance and certain credit products. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in American Samoa, U.S. Virgin Islands, and Guam.

Individual   annuity   products   offered  by  the  Company  include  fixed  and
equity-indexed  annuities,  immediate  annuities,  terminal  funding  annuities, structured settlement contracts and annuities directed at the market for tax-deferred, long-term savings products. These individual annuity products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions, affiliated and independent broker-dealers and full-service securities firms. Three financial institutions represented approximately 23 percent, 20 percent and 14 percent of premiums received in the year ended December 31, 2011. Four financial institutions represented approximately 27 percent, 16 percent, 15 percent and 11 percent of premiums received in the year ended December 31, 2010. No other independent selling organization was responsible for more than 10 percent of premiums received for any such periods.

The individual life insurance products include universal life, term life, whole life and interest sensitive whole life. These individual life products are sold primarily to affluent markets, generally through affiliated and independent general agencies and producers as well as financial institutions. The Company also provides products for certain international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, excess major medical, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

The Company's credit products are credit life and credit accident and health policies that provide payments on loans if a borrower dies or becomes disabled.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("FSA"), a subsidiary of SunAmerica Life Insurance Company ("SALIC"), merged with US Life, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of FSA for all periods presented.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Effective December 31, 2010, American International Life Assurance Company of New York ("AIL"), a subsidiary of AIG, merged with US Life, the surviving entity. The primary purpose of the merger is to reduce costs, complexity and regulatory requirements by reducing the number of separate legal entities. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying financial statements include the financial position, results of operations and cash flows of AIL for all periods presented.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions are those relating to items considered by management in the determination of:

     .    future policy benefits for life and accident and health contracts;

     .    policyholder contract deposits;

     .    recoverability of deferred policy acquisition costs ("DAC");

     .    estimated gross profits ("EGPs") for investment-oriented products;

     .    other-than-temporary impairments;

     . estimates with respect to income taxes, including recoverability of deferred tax assets; and

     . fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 3 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's financial condition, results of operations and cash flows could be materially affected.

OUT OF PERIOD ADJUSTMENTS

In 2011, the Company recorded the net effect of certain out of period adjustments which increased pretax income for 2011 by $8 million. The out of period adjustments are primarily related to valuation system or administration system conversion errors which caused calculated reserves to be either overstated or understated. The Company evaluated these errors taking into account both qualitative and quantitative factors and considered the impact of these errors to 2011, as well as the materiality to the periods in which they originated.

Management believes these errors are not material to the accompanying 2011 financial statements.

INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, endowment, universal life, variable universal life, fixed annuity, guaranteed renewable term life, limited payment and investment contracts. These contracts generally require the performance of various functions and services over a period of more than one year. The contract

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued by the Company in the future allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, dental, vision, AD&D, excess major medical, credit and disability policies. These contracts provide insurance protection for a fixed period of short duration and enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 3 and 4. Realized and unrealized gains and losses on trading securities are reported in net investment income.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

On April 1, 2009, the Company adopted prospectively an accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

IMPAIRMENT POLICY -- EFFECTIVE APRIL 1, 2009 AND THEREAFTER

FIXED MATURITY SECURITIES

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

The Company considers severe price declines in its assessment of potential credit impairments. The Company may also modify its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO"), asset backed securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security, management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     .    Current delinquency rates;

     .    Expected default rates and the timing of such defaults;

     .    Loss severity and the timing of any recovery; and

     .    Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

     . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate (net of related collateral), commercial loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the statements of income. Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

The Company does not currently hold any loans classified as held for sale.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service coverage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

INVESTMENT REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of its carrying amount or fair value less estimated costs to sell the property.

The Company's investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

PARTNERSHIPS AND OTHER INVESTED ASSETS

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest or less than five percent interest but in which AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value of the partnerships. The changes in such net asset values, accounted for under the equity method, are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

The Company's partnership investments are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate and foreign currency swaps, options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues or has issued equity-indexed universal life and annuity products that offer optional guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum account value ("GMAV") living benefits. These types of guarantees are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The Company purchases exchange traded and over-the-counter options and exchange traded futures from various indicies to offset the increase in its liabilities resulting from the indexed features of these products. Exchange traded options and futures are marked to market using observable market

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

quotes, while the over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives, with the exception of bifurcated embedded derivatives, at fair value in the balance sheets as derivative assets or derivative liabilities. The fair value of the embedded derivatives is reflected in policyholder contract deposits in the balance sheets. Changes in the fair value of all derivatives are reported as part of net realized investment gains and losses in the statements of income. See Notes 3 and 5 for additional disclosures.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy   acquisition  costs  represent  those  costs,   including   commissions,
underwriting and certain marketing expenses, that vary with and are primarily related to the acquisition of new business.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are based on management's best estimates and are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If management's assumptions underlying the EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for certain investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC on certain products equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains (losses) on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss). DAC related to certain investment-oriented business sold on AIL paper prior to its December 31, 2010 merger with US Life was not adjusted for changes in net unrealized gains or losses.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.0 percent. For the Company's variable annuity products, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 7.5 percent.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to policyholders on certain of its products. The sales inducements provided to the variable annuity policyholders are primarily reflected in the separate account liability on the balance sheets. All other sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the balance sheets. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

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        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues or has issued variable annuities and variable universal life contracts, for which the investment risk lies solely with the policyholder, except with respect to amounts invested in the fixed-rate account option and minimum guarantees made by the Company with respect to certain policies. The assets supporting the variable portion of variable annuities and variable universal life contracts are carried at fair value and reported as separate account assets with an equivalent liability in the balance sheets. Separate account assets are primarily shares in mutual funds, which are based on the quoted net asset value per share and are insulated from the Company's creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in other revenue in the statements of income.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include the reserves for traditional life and annuity payout contracts and are based on estimates of the cost of future policy benefits. Reserves for traditional life are determined using the net level premium method based on actuarial assumptions as to mortality, persistency, interest and expenses established at the policy issue date. Also included in future policy benefits is the liability for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Additionally, the future policy benefits include the liability for guaranteed minimum death benefits ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a policyholder, the policyholder's beneficiary will receive the greater of (i) the policyholder's account value, or
(ii) a guaranteed minimum benefit that varies by product and type of benefit elected by the policyholder. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed policyholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for GMDB are included in policyholder benefits in the statements of income. The Company regularly evaluates estimates used and adjusts the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

For group and credit contracts the policy reserve is equal to the unearned premium reserves. The unearned premium reserve for group business is based on gross premium and is calculated on a pro rata basis.

Waiver of premium reserves for life insurance are based primarily on the 1970 Krieger table, modified for Company experience. The interest rate assumption varies by year of incurral and the average is approximately 5.15 percent.

Claim reserves attributable to the workers' compensation business are estimated by using a loss development analysis, based upon a combination of actuarial methods including paid loss development, incurred loss development, and the Bornhuetter-Ferguson method, using both paid and incurred claims. Future expected claim payments are discounted using a 3 percent discount rate.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life insurance and annuity products, such as those sold by the Company, are not reflected as revenues in the Company's statements of income, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder

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        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment losses in the statements of income.

GMWB is a feature the Company offers on certain variable annuity products. If available and elected by the policyholder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying policyholder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the second quarter of 2004 to May 2009. If available and elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying policyholder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of policyholder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique was modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments.

Equity-indexed annuities and equity-indexed universal life contracts offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index. This feature is accounted for in accordance with accounting standards for derivative instruments.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company recorded an increase of approximately $22 million in the estimated reserves for IBNR death claims in 2011 in conjunction with the use of the Social Security Death Master File ("SSDMF") to identify potential claims not yet filed. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that industry-wide regulatory inquiries, audits and other regulatory activity could result in the payment of additional death claims, additional escheatment of funds deemed abandoned under state laws, administrative penalties and interest.

OTHER POLICYHOLDERS' FUNDS

Included in other policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience-rated group products and liabilities for premiums received in advance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90% of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income. The Company's participating business has not been profitable and has resulted in an asset, rather than a liability balance. Such assets or receivable balances are not recognized for financial reporting purposes at December 31, 2011 or 2010.

Provisions for experience rating refunds arise from contractual obligations between the Company and the groups being insured. Periodic assessments of the experience of the insured groups are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in policyholder benefits in the statements of income.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in insurance charges in the statements of income. As discussed under "Other Policyholders' Funds" within this note, policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees and asset management fees are recorded as income in other revenue when earned.

Premiums on accident and health policies and credit products are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums. The Company estimates and accrues group and credit premiums due but not yet collected.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     . Dividend income from common and preferred stock and distributions from other investments.

     . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     .    Earnings  from  private  equity  funds  and  hedge  fund   investments
          accounted for under the equity method.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     .    Interest income on mortgage, policy and other loans.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net  realized   investment   gains  and  losses  are   determined   by  specific
identification. The net realized investment gains and losses are generated primarily from the following sources:

     .    Sales  of  fixed  maturity  and  equity  securities   (except  trading
          securities accounted for at fair value), real estate, investments in private equity funds and hedge funds and other types of investments.

     . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other invested assets for other-than-temporary impairments.

     .    Changes in fair value of derivative assets and liabilities.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

ACCOUNTING CHANGES

FUTURE APPLICATION OF ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The standard amends how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as DAC. The standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is also permitted.

The Company will adopt the standard retrospectively on January 1, 2012. Upon adoption, retrospective application will result in a reduction to opening retained earnings for the earliest period presented and a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts because the Company will only defer costs that are incremental and directly related to the successful acquisition of new or renewal business.

As a result of adopting this standard at January 1, 2012, the Company expects a pre-tax reduction of DAC of approximately $57 million and an after-tax decrease in the Company shareholder's equity of approximately $37 million, which consists of an increase in accumulated deficit of approximately $43 million and an increase in accumulated other comprehensive income of $6 million at January 1, 2012. The retrospective adoption will favorably (unfavorably) affect income before income tax expense (benefit) by approximately $(4) million, $732 thousand and $12 million for the years ended December 31, 2011, 2010, and 2009, respectively. The reduction in DAC is primarily due to lower deferrals associated with unsuccessful efforts.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

RECONSIDERATION OF EFFECTIVE CONTROL FOR SECURED BORROWINGS

In April 2011, the FASB issued an accounting standard that amends the criteria used to determine effective control for repurchase agreements and other similar agreements such as securities lending transactions. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings (i.e., financings) instead of sales of the securities.

The standard removes from the assessment of effective control the requirement that the transferor have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee. The removal of this requirement makes the level of collateral received by the transferor in a repurchase agreement or similar agreement irrelevant in determining whether the transaction should be accounted for as a sale. Consequently, more repurchase agreements, securities lending transactions and similar arrangements will be accounted for as secured borrowings.

The guidance in the new standard must be applied prospectively to transactions or modifications of existing transactions that occur on or after January 1, 2012. Early adoption is prohibited.

COMMON  FAIR  VALUE   MEASUREMENT  AND  DISCLOSURE   REQUIREMENTS  IN  GAAP  AND
INTERNATIONAL FINANCIAL REPORTING STANDARDS ("IFRS")

In May 2011, the FASB issued an accounting standard that amends certain aspects of the fair value measurement guidance in GAAP, primarily to achieve the FASB's objective of a converged definition of fair value and substantially converged measurement and disclosure guidance with IFRS. Consequently, when the standard becomes effective on January 1, 2012, fair value measurement and disclosure requirements under GAAP and IFRS will be consistent, with certain exceptions including the accounting for day one gains and losses, measuring the fair value of alternative investments using net asset value and certain disclosure requirements.

The standard's fair value guidance applies to all companies that measure assets, liabilities, or instruments classified in shareholder's equity at fair value or provide fair value disclosures for items not recorded at fair value. While many of the amendments are not expected to significantly affect current practice, the guidance clarifies how a principal market is determined, addresses the fair value measurement of financial instruments with offsetting market or counterparty credit risks and the concept of valuation premise (i.e., in-use or in exchange) and highest and best use, extends the prohibition on blockage factors to all three levels of the fair value hierarchy, and requires additional disclosures.

The standard is effective for the Company for interim and annual periods beginning on January 1, 2012. The new disclosure requirements must be applied prospectively. The standard will not have a material effect on the Company's financial condition, results of operations or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME

In June 2011, the FASB issued an accounting standard that requires the presentation of comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components, followed consecutively by a second statement that presents total other comprehensive income and its components. This presentation is effective January 1, 2012, and is required to be applied retrospectively.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2011:

FAIR VALUE MEASUREMENTS AND DISCLOSURES

In January 2010, the FASB issued an accounting standard that requires fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the rollforward of Level 3 activity. Also, this fair value guidance clarifies the disclosure requirements about the level of disaggregation and valuation techniques and inputs. This guidance became effective for the Company beginning on January 1, 2010, except for the disclosures about purchases, sales, issuances, and

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

settlements within the rollforward of Level 3 activity, which were effective for the Company beginning on January 1, 2011. See Note 3.

CONSOLIDATION OF INVESTMENTS IN SEPARATE ACCOUNTS

In April 2010, the FASB issued an accounting standard that clarifies that an insurance company should not combine any investments held in separate account interests with its interest in the same investment held in its general account when assessing the investment for consolidation. Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. The standard also provides guidance on how an insurer should consolidate an investment fund when the insurer concludes that consolidation of an investment is required and the insurer's interest is through its general account in addition to any separate accounts. The new standard became effective for the Company on January 1, 2011. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

A CREDITOR'S DETERMINATION OF WHETHER A RESTRUCTURING IS A TROUBLED DEBT RESTRUCTURING

In April 2011, the FASB issued an accounting standard that amends the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring ("TDR") and requires additional disclosures about a creditor's troubled debt restructuring activities. The standard clarifies the existing guidance on the two criteria used by creditors to determine whether a modification or restructuring is a troubled debt restructuring: (i) whether the creditor has granted a concession and (ii) whether the debtor is experiencing financial difficulties. The standard became effective for the Company for interim and annual periods beginning on July 1, 2011. The Company applied the guidance in the accounting standard retrospectively for all modifications and restructuring activities that had occurred since January 1, 2011. For receivables that were considered impaired under the guidance, the Company was required to measure the impairment of those receivables prospectively in the first period of adoption. In addition, the Company must provide the disclosures about troubled debt restructuring activities in the period of adoption. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows. See Note 4.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES ("VIE")

In June 2009, the FASB issued an accounting standard that amends the guidance addressing consolidation of certain variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or (ii) the right to receive benefits from the entity. The standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The adoption of the standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2010, the FASB also issued an update to the aforementioned accounting standard that defers the revised consolidation rules for variable interest entities with attributes of, or similar to, an investment company or money market fund. The primary effect of this deferral is that the Company will continue to apply the consolidation rules in effect before the amended guidance discussed above for its interests in eligible entities.

ACCOUNTING FOR EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued an accounting standard that amends the accounting for embedded credit derivative features in structured securities that redistribute credit risk in the form of subordination of one financial instrument to another. The standard clarifies how to determine whether embedded credit derivative features, including those in CDOs, credit-linked notes ("CLNs"), synthetic CDOs and CLNs and other synthetic securities (e.g., commercial and residential mortgage-backed securities issued by securitization entities that wrote credit derivatives), are considered to be embedded derivatives that should be analyzed for potential bifurcation and separate accounting or, alternatively, for fair value accounting in connection with the application of the fair value option to the entire hybrid instrument. The Company adopted the standard on July 1, 2010. Upon adoption, the Company accounts for its investments in synthetic securities otherwise requiring bifurcation at fair value, with changes in fair value

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

recognized in earnings. The adoption of this standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures about the credit quality of financing receivables that are not measured at fair value. This guidance requires a greater level of disaggregated information about the credit quality of financing receivables and the related allowance for credit losses. In addition, this guidance requires disclosure of credit quality indicators, past due information, and modifications of financing receivables. For nonpublic entities, the disclosures as of the end of a reporting period became effective for annual reporting periods ended on or after December 15, 2011. The disclosures about activity that occurs during a reporting period became effective for interim and annual reporting periods beginning on or after December 15, 2010. In January 2011, the FASB issued an accounting standard that temporarily deferred the effective date for disclosures on modifications of financing receivables by creditors. In April 2011, the FASB issued an accounting standard that amended the guidance for a creditor's evaluation of whether a restructuring is a troubled debt restructuring. In addition, this guidance requires additional disclosures about a creditor's troubled debt restructuring activities in interim and annual periods beginning on July 1, 2011.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 5 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 herein for the expanded disclosures.

The Company adopted the standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $283 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $875 million and an increase to accumulated other comprehensive loss of $592 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 14 herein). The cumulative effect adjustment resulted in an increase of approximately $1.1 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

The standard reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

     . Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only when the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the accounting standard for other-than-temporary impairments:

                                                                              (Increase) Decrease to    Net Increase in the
                                                     (Increase) Decrease to      Accumulated Other           Company's
                                                       Accumulated Deficit       Comprehensive Loss    Shareholder's Equity
                                                     ----------------------   ----------------------   --------------------
                                                                                  (In Millions)
Net effect of the increase in amortized cost of
    available for sale fixed maturity securities      $              1,096     $             (1,096)    $                -
Net effect of related DAC, sales inducement assets
    and other insurance balances                                      (164)                     161                     (3)
Net effect on deferred income tax assets                               (57)                     343                    286
                                                     ----------------------   ----------------------   --------------------
Net increase in the Company's shareholder's equity    $                875     $               (592)    $              283
                                                     ======================   ======================   ====================

DETERMINING FAIR VALUE WHEN VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The adoption of the standard on April 1, 2009, did not have a material effect on the Company's financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The standard was effective beginning October 1, 2009 for the Company. The adoption of the standard did not have a material effect on the Company's financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the standard did not have a material effect on the Company's financial condition, results of operations or cash flows. See Note 3 herein for disclosure.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The fair value of a financial instrument is the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the balance sheets are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

..    Level 1 - Fair value  measurements  that are quoted prices  (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..    Level 2 - Fair value  measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..    Level 3 - Fair value  measurements  based on valuation  techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS

..    THE  COMPANY'S  OWN  CREDIT  RISK.  Fair  value  measurements  for  certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     master netting agreements, when applicable, which take into consideration all derivative positions with the Company, as well as collateral posted by the Company with the counterparty at the balance sheet date.

..    COUNTERPARTY   CREDIT  RISK.  Fair  value   measurements  for  freestanding
     derivatives  incorporate   counterparty  credit  risk  by  determining  the
     explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit
     exposure  to  a  counterparty   is  determined   based  on  master  netting
     agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

A CDS is a derivative contract that allows the transfer of third-party credit risk from one party to the other. The buyer of the CDS pays an upfront and/or periodic premium to the seller. The seller's payment obligation is triggered by the occurrence of a credit event under a specified reference security and is determined by the loss on that specified reference security. The present value of the amount of the upfront and/or periodic premium therefore represents a market-based expectation of the likelihood that the specified reference party will fail to perform on the reference obligation, a key market observable indicator of non-performance risk (the "CDS spread").

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third-party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information in order to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, via periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. In order to assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from independent third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, adjusted for illiquidity and structure.

RMBS, CMBS, CDOS AND OTHER ABS

Independent third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS, CDOs and other ABS. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CDOs or other ABS is limited, certain inputs used to determine fair value may not be observable in the market.

ML II

The fixed maturity securities, trading portfolio includes an interest in ML II. See Note 4 for additional background information on ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $84 million. Subsequently and prior to March 31, 2011, the ML II interest has been valued using a discounted cash flow methodology that (i) uses the estimated future cash flows and the fair value of the ML II assets, (ii) allocates the estimated future cash flows according to the ML II waterfall, and (iii) determines the discount rate to be applied to the Company's interest in ML II by reference to the discount rate implied by the estimated value of ML II assets and the estimated future cash flows of the Company's interest in the capital structure. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structures and terms.

As a result of the announcement on March 31, 2011 by the New York Fed of its plan to begin selling the assets in the ML II portfolio over time through a competitive sales process, the Company modified its methodology for estimating the fair value of its interest in ML II to incorporate the assumption of the current liquidation, which (i) uses the estimated fair value of the ML II assets and (ii) allocates the estimated asset fair value according to the ML II waterfall.

As of December 31, 2011, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest after repayment of the first priority obligations owed to the New York Fed. The fair value of the Company's interest in ML II is most affected by the liquidation proceeds realized by the New York Fed from the sale of the collateral securities.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the Company's interest in ML II (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

See Note 17 for a subsequent event related to ML II.

EQUITY SECURITIES - AVAILABLE FOR SALE AND TRADING

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value marketable equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

PARTNERSHIPS AND OTHER INVESTED ASSETS

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Changes in the fair value of separate account assets are completely offset in the statements of income and comprehensive income by changes in separate account liabilities, which are not carried at fair value.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

EMBEDDED POLICY DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

Certain variable annuity and equity-indexed annuity and life contracts contain embedded policy derivatives that the Company bifurcates from the host contracts and accounts for separately at fair value, with changes in fair value recognized in earnings. The Company concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with equity-indexed annuity and life contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $15 million, which is partially offset by $6 million of DAC amortization.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the levels of the inputs used:


At December 31, 2011                                      Level 1            Level 2            Level 3       Total Fair Value
                                                      ----------------   ----------------   ----------------   ----------------
                                                                                    (In Millions)

ASSETS:
Fixed maturity securities, available for sale:
  U.S. government obligations                          $          124     $          122     $            -     $          246
  Foreign government                                                -                246                  -                246
  States, territories & political subdivisions                      -                264                164                428
  Corporate securities                                              -             15,003                165             15,168
  RMBS                                                              -              1,753              1,013              2,766
  CMBS                                                              -                267                544                811
  CDO/ABS                                                           -                479                507                986
                                                      ----------------   ----------------   ----------------   ----------------
Total fixed maturity securities, available for sale               124             18,134              2,393             20,651
                                                      ----------------   ----------------   ----------------   ----------------
Fixed maturity securities, trading:
  CDO/ABS                                                           -                  -                111                111
                                                      ----------------   ----------------   ----------------   ----------------
Total fixed maturity securities, trading                            -                  -                111                111
                                                      ----------------   ----------------   ----------------   ----------------
Hybrid securities:
  RMBS                                                              -                  6                  8                 14
  CDO/ABS                                                           -                  8                  9                 17
                                                      ----------------   ----------------   ----------------   ----------------
Total hybrid securities                                             -                 14                 17                 31
                                                      ----------------   ----------------   ----------------   ----------------
Equity securities, available for sale:
  Common stocks                                                     -                  -                  1                  1
  Preferred stocks                                                  -                  5                  -                  5
                                                      ----------------   ----------------   ----------------   ----------------
Total equity securities, available for sale                         -                  5                  1                  6
                                                      ----------------   ----------------   ----------------   ----------------
Partnerships and other invested assets (a)                          -                148                 36                184
Short-term investments (b)                                          -                 58                  -                 58
Derivative assets:
  Interest rate contracts                                           2                  -                  -                  2
  Equity contracts                                                  7                  -                  -                  7
                                                      ----------------   ----------------   ----------------   ----------------
Total derivative assets                                             9                  -                  -                  9
                                                      ----------------   ----------------   ----------------   ----------------
Separate account assets                                           751                  -                  -                751
                                                      ----------------   ----------------   ----------------   ----------------
     Total                                             $          884     $       18,359     $        2,558     $       21,801
                                                      ================   ================   ================   ================

LIABILITIES:
Policyholder contract deposits (c)                     $            -     $            -     $           44     $           44
Derivative liabilities:
  Foreign exchange contracts                                        -                  9                  -                  9
                                                      ----------------   ----------------   ----------------   ----------------
Total derivative liabilities                                        -                  9                  -                  9
                                                      ----------------   ----------------   ----------------   ----------------
     Total                                             $            -     $            9     $           44     $           53
                                                      ================   ================   ================   ================

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)


At December 31, 2010                                       Level 1            Level 2            Level 3       Total Fair Value
                                                      ----------------   ----------------   ----------------   ----------------
                                                                                    (In Millions)

ASSETS:
Fixed maturity securities, available for sale:
 U.S. government obligations                           $            -     $          145     $            -     $          145
 Foreign government                                                 -                125                  -                125
 States, territories & political subdivisions                       -                 95                 34                129
 Corporate securities                                               -             12,643                203             12,846
 RMBS                                                               -              1,388                523              1,911
 CMBS                                                               -                221                503                724
 CDO/ABS                                                            -                227                429                656
                                                      ----------------   ----------------   ----------------   ----------------
Total fixed maturity securities, available for sale                 -             14,844              1,692             16,536
                                                      ----------------   ----------------   ----------------   ----------------
Fixed maturity securities, trading:
 CDO/ABS                                                            -                  -                107                107
                                                      ----------------   ----------------   ----------------   ----------------
Total fixed maturity securities, trading                            -                  -                107                107
                                                      ----------------   ----------------   ----------------   ----------------
Equity securities, available for sale:
 Common stocks                                                      -                  -                  2                  2
 Preferred stocks                                                   -                  5                  -                  5
                                                      ----------------   ----------------   ----------------   ----------------
Total equity securities, available for sale                         -                  5                  2                  7
                                                      ----------------   ----------------   ----------------   ----------------
Partnerships and other invested assets (a)                          -                 25                 32                 57
Short-term investments (b)                                        200              1,943                  -              2,143
Derivative assets:
 Interest rate contracts                                            1                  -                  -                  1
 Equity contracts                                                   2                  -                  -                  2
                                                      ----------------   ----------------   ----------------   ----------------
Total derivative assets                                             3                  -                  -                  3
                                                      ----------------   ----------------   ----------------   ----------------
Separate account assets                                           763                  -                  -                763
                                                      ----------------   ----------------   ----------------   ----------------
     Total                                             $          966     $       16,817     $        1,833     $       19,616
                                                      ================   ================   ================   ================


LIABILITIES:
Policyholder contract deposits (c)                     $            -     $            -     $           19     $           19
Derivative liabilities:
 Foreign exchange contracts                                         -                 16                  -                 16
                                                      ----------------   ----------------   ----------------   ----------------
Total derivative liabilities                                        -                 16                  -                 16
                                                      ----------------   ----------------   ----------------   ----------------
     Total                                             $            -     $           16     $           19     $           35
                                                      ================   ================   ================   ================

     (a) Amounts presented for partnerships and other invested assets in the tables above differ from the amounts presented in the balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

     (b) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $47 million and $528 million at December 31, 2011 and 2010, respectively.

     (c) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the balance sheets as these tables only include the GMWB embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2011 and 2010, Level 3 assets were 10.3 percent and 8.0 percent of total assets, respectively, and Level 3 liabilities were 0.2 percent and 0.1 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2011.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2011 and 2010 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the statements of income during 2011 and 2010 related to the Level 3 assets and liabilities that remained in the balance sheets at December 31, 2011 and 2010:

                                                                                                                 Changes in
                                               Net                                                               Unrealized
                                            Realized                                                               Gains
                                               and                   Purchases,                                   (Losses)
                                           Unrealized                  Sales,                                   Included in
                                Fair Value    Gains    Accumulated    Issuances                                  Income on
                                 Beginning  (Losses)      Other          and       Gross     Gross   Fair Value Instruments
                                    of      included  Comprehensive Settlements, Transfers Transfers   End of   Held at End
December 31, 2011                  Year     in Income Income (Loss)      Net         In       Out       Year      of Year
-----------------               ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
                                                                      (In Millions)
ASSETS:
Fixed maturity securities,
 available for
 sale:
 States, territories &
  political subdivisions         $     34   $      -   $        24   $      114   $     -   $    (8)  $    164   $       -
 Corporate securities                 203          4            (2)          10       258      (308)       165           -
 RMBS                                 523        (34)           30          399        95         -      1,013           -
 CMBS                                 503         (8)           19           49         -       (19)       544           -
 CDO/ABS                              429         24           (13)          51        89       (73)       507           -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Total fixed maturity
 securities, available for sale     1,692        (14)           58          623       442      (408)     2,393           -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Fixed maturity
 securities, trading:
 CDO/ABS                              107          4             -            -         -         -        111           1
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Total fixed maturity
 securities, trading                  107          4             -            -         -         -        111           1
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Hybrid securities:
 RMBS                                   -          -             -            8         -         -          8           -
 CDO/ABS                                -         (1)            -           18         -        (8)         9          (1)
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Total hybrid securities                 -         (1)            -           26         -        (8)        17          (1)
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Equity securities,
 available for sale:
 Common stocks                          2          1             -           (2)        -         -          1           -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Total equity securities,
 available for sale                     2          1             -           (2)        -         -          1           -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
Partnerships and other
 invested assets                       32         (1)            1            5         -        (1)        36           -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
     Total                       $  1,833   $    (11)  $        59   $      652   $   442   $  (417)  $  2,558   $       -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
LIABILITIES:
Policyholder contract
  deposits                       $     19   $     18   $         -   $        7   $     -   $     -   $     44   $       -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------
     Total                       $     19   $     18   $         -   $        7   $     -   $     -   $     44   $       -
                                ---------- ---------- ------------- ------------ --------- --------- ---------- -----------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                                                                                         Changes in
                                                 Net                                                     Unrealized
                                              Realized                                                     Gains
                                                 and                    Purchases,                         (Losses)
                                             Unrealized                   Sales,                         Included in
                                  Fair Value    Gains    Accumulated     Issuances                        Income on
                                   Beginning  (Losses)      Other           and               Fair Value Instruments
                                      of      included  Comprehensive  Settlements,    Net      End of   Held at End
December 31, 2010                    Year     in Income Income (Loss)       Net     Transfers    Year      of Year
-----------------                 ---------- ---------- ------------- ------------- --------- ---------- -----------
                                                                        (In Millions)
ASSETS:
Fixed maturity securities,
  available for sale:
  States, territories & political
    subdivisions                   $      18  $      -   $        (1)  $        29   $   (12)  $     34   $       -
  Corporate securities                   457         1            10           (50)     (215)       203           -
  RMBS                                   456       (39)          104          (110)      112        523           -
  CMBS                                   342      (131)          279          (132)      145        503           -
  CDO/ABS                                320       (13)           48           108       (34)       429           -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Total fixed maturity
  securities, available for sale       1,593      (182)          440          (155)       (4)     1,692           -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Fixed maturity securities,
  trading:
  CDO/ABS                                 64        40             -             3         -        107          25
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Total fixed maturity
  securities, trading                     64        40             -             3         -        107          25
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Equity securities,
  available for sale:
  Common stocks                            2         -             -             -         -          2           -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Total equity securities,
  available for sale                       2         -             -             -         -          2           -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
Partnerships and other
  invested assets                         20         3             1             6         2         32           -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
      Total                        $   1,679  $   (139)  $       441   $      (146)  $    (2)  $  1,833   $      25
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
LIABILITIES:
Policyholder contract
  deposits                         $      28  $    (16)  $         -   $         7   $     -   $     19   $       -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------
      Total                        $      28  $    (16)  $         -   $         7   $     -   $     19   $       -
                                  ---------- ---------- ------------- ------------- --------- ---------- -----------

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the statements of income as follows:

                                                                  Net Realized
                                                Net Investment     Investment
At December 31, 2011                                Income       Gains (Losses)      Total
                                                --------------   --------------   ----------
                                                                (In Millions)
Fixed maturity securities, available for sale    $         87     $       (101)   $     (14)
Fixed maturity securities, trading                          4                -            4
Hybrid securities                                          (1)               -           (1)
Equity securities, available for sale                       -                1            1
Partnerships and other invested assets                      -               (1)          (1)
Policyholder contract deposits                              -               18           18

                                                                  Net Realized
                                                Net Investment     Investment
At December 31, 2010                                Income       Gains (Losses)      Total
                                                --------------   --------------   ----------
                                                                (In Millions)
Fixed maturity securities, available for sale    $        (13)    $       (169)    $   (182)
Fixed maturity securities, trading                         40                -           40
Partnerships and other invested assets                      3                -            3
Policyholder contract deposits                              -              (16)         (16)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above:

                                                                                               Purchases,
                                                                                                 Sales,
                                                                                                Issuances
                                                                                                   and
                                                                                              Settlements,
December 31, 2011                                  Purchases        Sales       Settlements      Net (a)
-----------------                                ------------   ------------   ------------   ------------
                                                                       (In Millions)
ASSETS:
Fixed maturity securities, available for sale:
  States, territories & political subdivisions    $      114     $        -     $        -     $      114
  Corporate securities                                    50              -            (40)            10
  RMBS                                                   531              -           (132)           399
  CMBS                                                    76              -            (27)            49
  CDO/ABS                                                270             (8)          (211)            51
                                                 ------------   ------------   ------------   ------------
Total fixed maturity securities, available
  for sale                                             1,041             (8)          (410)           623
                                                 ------------   ------------   ------------   ------------
Hybrid securities:
  RMBS                                                     9              -             (1)             8
  CDO/ABS                                                 18              -              -             18
                                                 ------------   ------------   ------------   ------------
Total hybrid securities                                   27              -             (1)            26
                                                 ------------   ------------   ------------   ------------
Equity securities, available for sale:
  Common stocks                                            -             (2)             -             (2)
                                                 ------------   ------------   ------------   ------------
Total equity securities, available for sale                -             (2)             -             (2)
                                                 ------------   ------------   ------------   ------------
Partnerships and other invested assets                    10              -             (5)             5
                                                 ------------   ------------   ------------   ------------
    Total                                         $    1,078     $      (10)    $     (416)    $      652
                                                 ------------   ------------   ------------   ------------

(a)  There were no issuances during the year ended December 31, 2011.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2011 and 2010 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available and substantial price variances in quotations among market participants exist.

During the year ended December 31, 2011, transfers into Level 3 included certain RMBS, ABS, and private placement corporate debt. The transfers into Level 3 of investments in certain RMBS and certain ABS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The downward credit migration in part reflected the Company's move to using composite credit ratings for these securities commencing in 2011 in order to reduce reliance on any single rating agency. Transfers into Level 3 for private placement corporate debt and certain other ABS were primarily the result of the Company adjusting matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

event, one or more significant input(s) becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. In addition, transfers out of Level 3 also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest. During the year ended December 31, 2011, transfers out of Level 3 primarily related to investments in private placement corporate debt, investments in certain CMBS and ABS. Transfers out of Level 3 for private placement corporate debt and for ABS were primarily the result of the Company using observable pricing information or a third party pricing quotation that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for certain CMBS and certain other ABS investments were primarily due to increased observations of market transactions and price information for those securities.

The Company had no transfers of liabilities into or out of Level 3 during the year ended December 31, 2011.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

                                                                      December 31, 2011           December 31, 2010
                                                                 -------------------------   -------------------------
                                                                  Fair Value                  Fair Value
                                                                  Using Net      Unfunded     Using Net      Unfunded
                            Investment Category Includes         Asset Value   Commitments   Asset Value   Commitments
                      ----------------------------------------   -----------   -----------   -----------   -----------
                                                                                     (In Millions)
INVESTMENT CATEGORY
PRIVATE EQUITY
FUNDS:
   Leveraged buyout   Debt and/or equity investments made as      $      25     $      14     $      20     $      19
                      part of a transaction in which assets of
                      mature companies are acquired from the
                      current shareholders, typically with
                      the use of financial leverage.

   Non-U.S.           Investments that focus primarily on                 2             2             -             -
                      Asian and European based buyouts,
                      expansion capital, special situations,
                      turnarounds, venture capital, mezzanine
                      and distressed opportunities strategies.

   Venture capital    Early-stage, high-potential, growth                 2             2             2             3
                      companies expected to generate a return
                      through an eventual realization event,
                      such as an initial public offering or
                      sale of the company.

   Other              Real estate, energy, multi-strategy,                5            21             7             4
                      mezzanine, and industry-focused
                      strategies.
                                                                 -----------   -----------   -----------   -----------
Total private equity funds                                               34            39            29            26
                                                                 -----------   -----------   -----------   -----------
HEDGE FUNDS:
   Long-short         Securities that the manager believes               63             -            25             -
                      are undervalued, with corresponding
                      short positions to hedge market risk.

   Other              Non-U.S. companies, futures and                    85             -             -             -
                      commodities, macro and multi-strategy
                      and industry-focused strategies.
                                                                 -----------   -----------   -----------   -----------
Total hedge funds                                                       148             -            25             -
                                                                 -----------   -----------   -----------   -----------
Total                                                             $     182     $      39     $      54     $      26
                                                                 ===========   ===========   ===========   ===========

At December 31, 2011, private equity fund investments included above are not redeemable during the lives of the funds and have expected remaining lives that extend in some cases more than 10 years. At that date, none of the total investments above had expected remaining lives of less than three years, 72 percent between three and seven years

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

and 28 percent between seven and 10 years. Expected lives are based upon legal maturity, which can be extended at the fund manager's discretion, typically in one-year increments.

At December 31, 2011, hedge fund investments included above are redeemable monthly (0 percent), quarterly (73 percent), semi-annually (27 percent) and annually (0 percent), with redemption notices ranging from 30 days to 180 days. More than 60 percent require redemption notices of less than 90 days. Investments representing approximately 73 percent of the value of the hedge fund investments cannot be redeemed, either in whole or in part, because the investments include various restrictions. The majority of these restrictions were put in place prior to 2009 and do not have stated end dates. The restrictions that have pre-defined end dates are generally expected to be lifted by the end of 2012. The partial restrictions relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

COST AND EQUITY-METHOD INVESTMENTs. When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for partnerships and other invested assets.

MORTGAGE AND OTHER LOANS RECEIVABLE. When the Company determines that the carrying value of these assets may not be recoverable, the assets are recorded at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans receivable.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may elect to measure financial instruments at fair value and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value  accounting  for its economic  interest in ML
II. The Company recorded gains (losses) of $4 million, $44 million and $(2) million in the years ended December 31, 2011, 2010 and 2009, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the statements of income.

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

POLICY LOANS

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date.

PARTNERSHIPS AND OTHER INVESTED ASSETS

The majority of partnerships and other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments not measured at fair value:

                                                       2011                              2010
                                         -------------------------------   -------------------------------
                                            Carrying      Estimated Fair      Carrying      Estimated Fair
                                             Amount            Value           Amount            Value
                                         --------------   --------------   --------------   --------------
                                                                   (In Millions)
ASSETS
Mortgage and other loans receivable       $      1,379     $      1,495     $      1,193     $      1,252
Policy loans                                       229              229              232              232
Partnerships and other invested assets             151              151               79               79
Short-term investments                              47               47              528              528
Cash                                                31               31               22               22
LIABILITIES
Policyholder contract deposits (a)              12,220           12,258           10,894           10,811

(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

AVAILABLE FOR SALE SECURITIES

The amortized cost or cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                               Other-Than-
                                                                     Gross          Gross                       Temporary
                                                    Amortized     Unrealized     Unrealized        Fair        Impairments
                                                  Cost or Cost       Gains         Losses          Value       in AOCI (a)
                                                  ------------   ------------   ------------   ------------   ------------
                                                                               (In Millions)
December 31, 2011
Fixed maturity securities, available for sale:
   U.S. government obligations                     $      223     $       23     $        -     $      246     $        -
   Foreign government                                     203             43              -            246              -
   States, territories & political subdivisions           376             52              -            428              -
   Corporate securities                                14,002          1,307           (141)        15,168              7
   RMBS                                                 2,774            132           (140)         2,766            (49)
   CMBS                                                   864             55           (108)           811             24
   CDO/ABS                                                993             26            (33)           986              8
                                                  ------------   ------------   ------------   ------------   ------------
Total fixed maturity securities, available for
   sale                                                19,435          1,638           (422)        20,651            (10)
Equity securities, available for sale:
   Common stocks                                            1              -              -              1              -
   Preferred stocks                                         4              1              -              5              -
                                                  ------------   ------------   ------------   ------------   ------------
Total equity securities, available for sale                 5              1              -              6              -
                                                  ------------   ------------   ------------   ------------   ------------
Total                                              $   19,440     $    1,639     $     (422)    $   20,657     $      (10)
                                                  ============   ============   ============   ============   ============

                                                                                                               Other-Than-
                                                                     Gross          Gross                       Temporary
                                                    Amortized     Unrealized     Unrealized        Fair        Impairments
                                                  Cost or Cost       Gains         Losses          Value       in AOCI (a)
                                                  ------------   ------------   ------------   ------------   ------------
                                                                               (In Millions)
December 31, 2010
Fixed maturity securities, available for sale:
   U.S. government obligations                     $      130     $       15     $        -     $      145     $        -
   Foreign government                                     111             14              -            125              -
   States, territories & political subdivisions           131              1             (3)           129              -
   Corporate securities                                11,936            997            (87)        12,846              8
   RMBS                                                 1,982             83           (154)         1,911            (45)
   CMBS                                                   820             20           (116)           724            (19)
   CDO/ABS                                                647             33            (24)           656             19
                                                  ------------   ------------   ------------   ------------   ------------
Total fixed maturity securities, available for
   sale                                                15,757          1,163           (384)        16,536            (37)
Equity securities, available for sale:
   Common stocks                                            1              -              -              2              -
   Preferred stocks                                         4              1              -              5              -
                                                  ------------   ------------   ------------   ------------   ------------
Total equity securities, available for sale                 5              1              -              7              -
                                                  ------------   ------------   ------------   ------------   ------------
Total                                              $   15,762     $    1,164     $     (384)    $   16,543     $      (37)
                                                  ============   ============   ============   ============   ============

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss). This amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011 and 2010:

                                    Less than 12 Months        12 Months or More               Total
                                  -----------------------   -----------------------   -----------------------
                                                  Gross                     Gross                     Gross
                                     Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
December 31, 2011                    Value       Losses        Value       Losses        Value       Losses
-----------------                 ----------   ----------   ----------   ----------   ----------   ----------
                                                                 (In Millions)
Fixed maturity securities,
 available for sale:
 Corporate securities              $   1,370    $    (70)    $    537     $    (71)    $  1,907     $   (141)
 RMBS                                   679          (64)         418          (76)       1,097         (140)
 CMBS                                   277          (36)         193          (72)         470         (108)
 CDO/ABS                                456          (19)          77          (14)         533          (33)
                                  ----------   ----------   ----------   ----------   ----------   ----------
Total fixed maturity
 securities, available for sale       2,782         (189)       1,225         (233)       4,007         (422)
                                  ----------   ----------   ----------   ----------   ----------   ----------
Total                              $  2,782     $   (189)    $  1,225     $   (233)    $  4,007     $   (422)
                                  ==========   ==========   ==========   ==========   ==========   ==========

                                    Less than 12 Months        12 Months or More               Total
                                  -----------------------   -----------------------   -----------------------
                                                  Gross                     Gross                     Gross
                                     Fair      Unrealized      Fair      Unrealized      Fair      Unrealized
December 31, 2010                    Value       Losses        Value       Losses        Value       Losses
-----------------                 ----------   ----------   ----------   ----------   ----------   ----------
                                                                 (In Millions)
Fixed maturity securities,
 available for sale:
 States, territories &
  political subdivisions           $     92     $     (3)    $      -     $      -     $     92     $     (3)
 Corporate securities                 1,344          (46)         662          (41)       2,006          (87)
 RMBS                                   298          (10)         588         (144)         886         (154)
 CMBS                                    72           (3)         451         (113)         523         (116)
 CDO/ABS                                141           (4)         114          (20)         255          (24)
                                  ----------   ----------   ----------   ----------   ----------   ----------
Total fixed maturity
 securities, available for sale       1,947          (66)       1,815         (318)       3,762         (384)
                                  ----------   ----------   ----------   ----------   ----------   ----------
Total                              $  1,947     $    (66)    $  1,815     $   (318)    $  3,762     $   (384)
                                  ==========   ==========   ==========   ==========   ==========   ==========

As of December 31, 2011, the Company held 712 individual fixed maturity and equity securities that were in an unrealized loss position, of which 253 individual securities were in a continuous unrealized loss position for twelve months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2011, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2011:

                                                               Total Fixed Maturity Available
                                                                     for Sale Securities
                                                              -------------------------------
                                                                 Amortized
                                                                   Cost          Fair Value
                                                              --------------   --------------
                                                                       (In Millions)
Due in one year or less                                        $        437     $        448
Due after one year through five years                                 4,397            4,572
Due after five years through ten years                                5,320            5,725
Due after ten years                                                   4,650            5,343
Mortgage-backed, asset-backed and collateralized securities           4,631            4,563
                                                              --------------   --------------
Total fixed maturity securities available for sale             $     19,435     $     20,651
                                                              ==============   ==============

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2011, the Company's investments did not include any investment with a single issuer that exceeded 10 percent of the Company's shareholder's equity. In 2010, there was one investment exceeding 10 percent, which was a short-term money market investment.

TRADING SECURITIES

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

As the controlling member of ML II, the New York Fed has directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets are used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Net unrealized gains (losses) included in the statements of income from fixed maturity securities classified as trading securities in 2011, 2010 and 2009 were $1 million, $41 million and $(5) million, respectively.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

INVESTED ASSETS ON DEPOSIT AND PLEDGED AS COLLATERAL

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and other securities.

                                                              December 31,   December 31,
                                                                  2011           2010
                                                              ------------   ------------
                                                                     (In Millions)
Invested assets on deposit:
    Regulatory agencies                                        $       15     $      192
Invested assets pledged as collateral:
    Advance agreements - Federal Home Loan Bank of New York             5              -

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2011, the Company had direct U.S. commercial mortgage loan exposure of $1.4 billion. At that date, substantially all of the loans were current.

The commercial loan exposure by state and type of loan, at December 31, 2011, were as follows:

State          # of Loans   Amount*   Apartments   Offices   Retails   Industrials   Hotels   Others   % of Total
------------   ----------   -------   ----------   -------   -------   -----------   ------   ------   ----------
                                                         ($ In Millions)
New York              29    $   278    $     40     $ 145     $   22    $      66     $   -    $   5       20.5%
California            28        220          17       113          -           51        24       15       16.2%
New Jersey            15        147         101        11         28            -         -        7       10.8%
Florida               20         73           -        15         22           22         -       14        5.4%
Connecticut            7         64           -        26          -           38         -        -        4.7%
Other states         118        574          79       116        139          119        36       85       42.4%
               ----------   -------   ----------   -------   -------   -----------   ------   ------   ----------
  Total              217    $ 1,356    $    237     $ 426     $  211    $     296     $  60    $ 126      100.0%
               ==========   =======   ==========   =======   =======   ===========   ======   ======   ==========

*    Excludes portfolio valuation allowance

The following table presents the credit quality indicators for commercial mortgage loans:

                                                                  Class
                                     ---------------------------------------------------------------
December 31, 2011       # of Loans   Apartments   Offices   Retails   Industrials   Hotels    Others     Total    % of Total
                        ----------   ----------   -------   -------   -----------   ------   -------   --------   ----------
                                                                   ($ In Millions)
Credit Quality
  Indicator:
  In good standing            206     $    237     $ 405     $  211    $     296     $  60    $  117   $  1,326       97.8%
  Restructured (a)              9            -        16          -            -         -         9         25        1.8%
  90 days or less
    delinquent                  -            -         -          -            -         -         -          -        0.0%
  >90 days delinquent
    or in process
    of foreclosure              2            -         5          -            -         -         -          5        0.4%
                        ----------   ----------   -------   -------   -----------   ------   -------   --------   ----------
Total (b)                     217     $    237     $ 426     $  211    $     296     $  60    $  126   $  1,356      100.0%
                        ==========   ==========   =======   =======   ===========   ======   =======   ========   ==========
Valuation allowance                   $      2     $   9     $    -    $       6     $   2    $    7   $     26        1.9%
                        ----------   ----------   -------   -------   -----------   ------   -------   --------   ----------

----------
(a) Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)  Does not reflect valuation allowances.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Methodology used to estimate the allowance for credit losses

For commercial mortgage loans, impaired value is based on the fair value of underlying collateral, which is determined based on the expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The Company's mortgage and other loan valuation allowance activity are as follows:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
Allowance, beginning of year                         $     44     $     14     $      -
   Additions (reductions) to allowance for losses         (13)          44           14
   Charge-offs, net of recoveries                          (5)         (14)           -
                                                    ----------   ----------   ----------
Allowance, end of year                               $     26     $     44     $     14
                                                    ==========   ==========   ==========

The Company's impaired mortgage loans are as follows:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
Impaired loans with valuation allowances             $     15     $     22     $      -
Impaired loans without valuation allowances                13           17            -
                                                    ----------   ----------   ----------
   Total impaired loans                                    28           39            -
Valuation allowances on impaired loans                     (4)          (6)           -
                                                    ----------   ----------   ----------
   Impaired loans, net                               $     24     $     33     $      -
                                                    ==========   ==========   ==========

The Company recognized $2 million each year in interest income on the above impaired mortgage loans for the years ended December 31, 2011 and 2010, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2009.

Troubled Debt Restructurings

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

As of December 31, 2011, the Company held $25 million of commercial mortgage loans that had been modified in a TDR during 2011. The Company had no other loans that had been modified in a TDR during 2011. At December 31, 2011, those commercial mortgage loans that had been modified in a TDR during 2011 had related total allowances for credit losses of $3 million. The commercial mortgage loans modified in a TDR in 2011 are included among the restructured loans in the credit quality indicators table above, as they are all performing according to the restructured terms.

As the result of each loan's TDR, the Company assessed the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to its 2011 restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

PARTNERSHIPS

Investments in partnerships totaled $317 million and $109 million at December 31, 2011 and 2010, respectively, and were comprised of 35 partnerships and 29 partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
Investment income:
  Fixed maturities                                   $  1,100     $  1,117     $    959
  Equity securities                                         1            1            1
  Mortgage and other loans                                 78           74           89
  Policy loans                                             15           16           17
  Investment real estate                                    6            6            6
  Partnerships and other invested assets                    4           14           10
  Other investment income                                   1            5            6
                                                    ----------   ----------   ----------
Gross investment income                                 1,205        1,233        1,088
Investment expenses                                       (30)         (22)         (19)
                                                    ----------   ----------   ----------
Net investment income                                $  1,175     $  1,211     $  1,069
                                                    ==========   ==========   ==========

The carrying value of investments that produced no investment income during 2011 was $103 million, which is less than 0.5 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

NET REALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) by type of investment were as follows for the years ended December 31:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
Sales of fixed maturity securities, available for
  sale                                               $    220     $     72     $     41
Sales of equity securities, available for sale              2            3            1
Mortgage and other loans                                   13          (24)           1
Investment real estate                                      -            -           (2)
Partnerships and other invested assets                      -            -            1
Derivatives                                                 8            4           16
Securities lending collateral, including
  other-than-temporary impairments                          -           28           (3)
Other-than-temporary impairments                         (125)        (205)        (324)
                                                    ----------   ----------   ----------
Net realized investment gains (losses) before
  taxes                                              $    118     $   (122)    $   (269)
                                                    ==========   ==========   ==========

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                    2011                  2010                  2009
                            -------------------   -------------------   -------------------
                              Gross      Gross      Gross      Gross      Gross      Gross
                            Realized   Realized   Realized   Realized   Realized   Realized
                              Gains     Losses      Gains     Losses      Gains     Losses
                            --------   --------   --------   --------   --------   --------
                                                     (In Millions)
Fixed maturity securities    $  228     $   (8)    $   83     $  (11)    $   60     $  (19)
Equity securities                 2          -          3          -          1          -
                            --------   --------   --------   --------   --------   --------
Total                        $  230     $   (8)    $   86     $  (11)    $   61     $  (19)
                            ========   ========   ========   ========   ========   ========

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                    Twelve Months   Twelve Months    Nine Months
                                                                        Ended           Ended           Ended
                                                                     December 31,    December 31,   December 31,
                                                                         2011            2010           2009
                                                                    -------------   -------------   ------------
                                                                                    (In Millions)
Balance, beginning of year                                           $       697     $       603     $        -
Increases due to:
    Credit losses remaining in accumulated deficit related to
        adoption of new other-than-temporary impairment standard               -               -            539
    Credit impairments on new securities subject to impairment
        losses                                                                50              60             12
    Additional credit impairments on previously impaired
        securities                                                            69             143            116
Reductions due to:
    Credit impaired securities fully disposed for which there was
        no prior intent or requirement to sell                               (48)            (60)           (51)
    Credit impaired securities for which there is a current
        intent or anticipated requirement to sell                              -              (1)             -
    Accretion on securities previously impaired due to credit                (64)            (13)           (13)
Other                                                                          -             (35)             -
                                                                    -------------   -------------   ------------
Balance, end of year                                                 $       704     $       697     $      603
                                                                    =============   =============   ============

PURCHASED CREDIT IMPAIRED ("PCI") SECURITIES

Beginning in the second quarter of 2011, the Company purchased certain RMBS securities that had experienced deterioration in credit quality since their issuance. Management determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at acquisition that the Company would not collect all contractually required payments, including both principal and interest and considering the effects of prepayments, for these PCI securities. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on management's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. Over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, the accretable yield and the non-accretable difference can change, as discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The following tables present information on the Company's PCI securities, which are included in fixed maturity securities, available for sale:

                                                               At Date of
                                                              Acquisition
                                                           -----------------
                                                             (In Millions)
Contractually required payments (principal and interest)    $         1,350
Cash flows expected to be collected (a)                               1,052
Recorded investment in acquired securities                              724

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                                           December 31, 2011
                                                           -----------------
                                                             (In Millions)
Outstanding principal balance                               $           944
Amortized cost                                                          649
Fair value                                                              597

The following table presents activity for the accretable yield on PCI securities for the year ended December 31:

                                                                  2011
                                                           -----------------
                                                             (In Millions)
Balance, beginning of year                                  $             -
   Newly purchased PCI securities                                       329
   Accretion                                                            (37)
   Effect of changes in interest rate indices                            (8)
   Net reclassification from (to) non-accretable
      difference, including effects of prepayments                       65
                                                           -----------------
Balance, end of year                                        $           349
                                                           =================

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                         Derivative Assets      Derivative Liabilities
                                                     -----------------------   -----------------------
                                                      Notional       Fair       Notional       Fair
December 31, 2011                                    Amount (a)    Value (b)   Amount (a)    Value (b)
-----------------                                    ----------   ----------   ----------   ----------
                                                                       (In Millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $    100     $      2     $      -     $      -
   Foreign exchange contracts                                5            -           30            9
   Equity contracts                                        149            7            5            -
   Other contracts (c)                                      23            -          688           44
                                                     ----------   ----------   ----------   ----------
Total derivatives, gross                              $    277            9     $    723           53
                                                     ==========   ----------   ==========   ----------
Less: Bifurcated embedded derivatives                                     -                        44
                                                                  ----------                ----------
Total derivatives on balance sheets                                $      9                  $      9
                                                                  ==========                ==========

                                                         Derivative Assets      Derivative Liabilities
                                                     -----------------------   -----------------------
                                                      Notional       Fair       Notional       Fair
December 31, 2010                                    Amount (a)    Value (b)   Amount (a)    Value (b)
-----------------                                    ----------   ----------   ----------   ----------
                                                                       (In Millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                            $     49     $      1     $      -     $      -
   Foreign exchange contracts                                5            -           36           16
   Equity contracts                                         94            2            -            -
   Other contracts (c)                                      22            -          528           19
                                                     ----------   ----------   ----------   ----------
Total derivatives, gross                              $    170            3     $    564           35
                                                     ==========   ----------   ==========   ----------
Less: Bifurcated embedded derivatives (d)                                 -                        19
                                                                  ----------                ----------
Total derivatives on balance sheets                                $      3                  $     16
                                                                  ==========                ==========

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.

(b) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

(c) Included in Other contracts are bifurcated embedded derivatives, which are recorded in policyholder contract deposits.

(d) 2010 includes a change in valuation assumptions relating to embedded policy derivatives.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment,

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

The Company issues or has issued certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits in the balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying statements of income.

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the statements of income:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
Derivatives not designated as hedging instruments
   Interest rate contracts                           $     (1)    $      -     $     (9)
   Foreign exchange contracts                               4          (10)          (5)
   Equity contracts                                        24           (2)         (35)
   Other contracts                                        (19)          16           65
                                                    ----------   ----------   ----------
Total                                                $      8     $      4     $     16
                                                    ==========   ==========   ==========

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2011 and 2010, the Company had $9 million and $16 million, respectively, of net derivative liabilities outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but rather is based on other criteria discussed below.

While the Company enters into various arrangements with VIEs in the normal course of business, the Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. In all instances, the Company consolidates the VIE when it determines that the Company is the primary beneficiary. This analysis includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's involvement with the entity. In evaluating consolidation, the Company also evaluates the design of the VIE, and the related risks to which the entity was designed to expose the variable interest holders to.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

EXPOSURE TO LOSS

The Company's total off-balance sheet exposure associated with VIEs were zero and $1 million at December 31, 2011 and 2010, respectively.

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                         Maximum Exposure to Loss
                                                 ---------------------------------------
                                    Total VIE     On-Balance   Off-Balance
                                      Assets        Sheet         Sheet         Total
                                   -----------   -----------   -----------   -----------
                                                       (In Millions)
December 31, 2011
Real estate and investment funds    $   2,005     $      60     $       -     $      60
Maiden Lane II                          9,254           111             -           111
                                   -----------   -----------   -----------   -----------
Total                               $  11,259     $     171     $       -     $     171
                                   ===========   ===========   ===========   ===========
December 31, 2010
Real estate and investment funds    $   2,086     $      34     $       1     $      35
Maiden Lane II                         16,455           107             -           107
                                   -----------   -----------   -----------   -----------
Total                               $  18,541     $     141     $       1     $     142
                                   ===========   ===========   ===========   ===========

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of unconsolidated VIEs was classified on the Company's balance sheets as follows:

                                           At December 31,
                                        ---------------------
                                           2011        2010
                                        ---------   ---------
                                            (In Millions)
Assets:
   Fixed maturity securities, trading    $   111     $   107
   Other invested assets                      60          34
                                        ---------   ---------
Total assets                             $   171     $   141
                                        =========   =========

REAL ESTATE AND INVESTMENT FUNDS

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2011 or 2010.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

ML II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries of AIG sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Notes 4 and 17 herein for further discussion.

RMBS, CMBS, OTHER ABS AND CDOS

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                             2011         2010         2009
                                                          ----------   ----------   ----------
                                                                      (In Millions)
Balance at January 1                                       $    582     $    731     $    816
  Deferrals                                                      94           89          114
  Accretion of interest/amortization                            (95)         (94)         (81)
  Effect of unlocking assumptions used in
    estimating future gross profits                               5           (9)         (10)
  Effect of realized (gains) losses on securities (a)           (13)          18         (126)
  Effect of unrealized (gains) losses on securities (b)         (15)        (153)          18
                                                          ----------   ----------   ----------
Balance at December 31                                     $    558     $    582     $    731
                                                          ==========   ==========   ==========

(a) 2009 includes a decrease of $134 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(b) 2009 includes an increase of $131 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

The following table summarizes the activity in deferred sales inducements:

                                                             2011         2010         2009
                                                          ----------   ----------   ----------
                                                                      (In Millions)
Balance at January 1                                       $     94     $    120     $    111
  Deferrals                                                      27           25           17
  Accretion of interest/amortization                            (26)         (22)          (1)
  Effect of realized (gains) losses on securities (a)            (2)           9          (28)
  Effect of unrealized (gains) losses on securities (b)           2          (38)          21
                                                          ----------   ----------   ----------
Balance at December 31                                     $     95     $     94     $    120
                                                          ==========   ==========   ==========

(a) 2009 includes a decrease of $30 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(b) 2009 includes an increase of $30 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2011, unlocking decreased amortization due to improved persistency for annuities. In 2010, unlocking increased amortization due to improved mortality for life insurance. In 2009, the unlocking was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year.

The Company continued to migrate certain blocks of reserves and DAC from various legacy systems to a different valuation system. In 2011, approximately $400 million of reserves were migrated. There was no DAC migrated in 2011. During 2010 and 2009, the corresponding amounts were approximately $160 million and $1.3 billion of reserves and $55 million and $106 million of DAC, respectively, at the point of conversion.

8. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                      2011         2010
                                   ----------   ----------
                                        (In Millions)
Future policy benefits:
  Ordinary life                     $    691     $    684
  Group life                             118           94
  Life contingent annuities            2,984        2,582
  Terminal funding                     1,167        1,197
  Accident and health                    510          643
                                   ----------   ----------
Total                               $  5,470     $  5,200
                                   ==========   ==========

Policyholder contract deposits:
  Annuities                         $ 11,945     $ 10,612
  Corporate-owned life insurance          44           43
  Universal life                       1,971        1,968
  Other contract deposits                 84           85
                                   ----------   ----------
Total                               $ 14,044     $ 12,708
                                   ==========   ==========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to 8.5 percent.

The Company performs a loss recognition review to determine whether future profitability of insurance-oriented products may be substantially lower than estimated, which can result in an impairment charge to DAC or the establishment of additional reserves. This review considers if additional future policy benefit reserves are required if unrealized gains included in other comprehensive income were assumed to be actually realized and the proceeds are reinvested at lower yields. As a result of this review, the Company recognized a pre-tax decrease of $227 million and $217 million to accumulated other comprehensive income in 2011 and 2010, respectively, as a consequence of the recognition of additional policyholder benefit reserves. A deferred tax benefit of $79 million and $76 million in 2011 and 2010, respectively, was recorded related to these adjustments, resulting in a $148 million and $141 million decrease to comprehensive income and total shareholder's equity in 2011 and 2010, respectively.

For the year ended December 31, 2011 the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $127 million as a consequence of actual loss recognition. There was no actual loss recognition recorded in 2010 or 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The liability for future policy benefits has been established on the basis of the following assumptions:

..    Interest rates (exclusive of immediate/terminal  funding annuities),  which vary by year of issuance and products, range from 1.0 percent to 10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to no less than 0.5 percent.

..    Mortality and surrender rates are based upon actual experience  modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life was approximately 15.1 percent.

The liability for policyholder contract deposits has been established on the basis of the following assumptions:

..    Interest  rates  credited  on  deferred  annuities,  which  vary by year of issuance, range from 1.0 percent to 9.0 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from zero percent to 9.0 percent grading to zero over a period of zero to 9 years.

..    Interest  rates on  corporate-owned  life  insurance are  guaranteed at 4.0 percent and the weighted average rate credited in 2011 was 4.3 percent.

..    The universal life policies have credited interest rates of 2.95 percent to
     8.0 percent and guarantees ranging from 1.0 percent to 4.5 percent depending on the year of issue. Additionally, universal life policies are subject to surrender charges that amount to 9.0 percent of the aggregate fund balance grading to zero over a period no longer than 20 years.

Participating life insurance accounted for approximately 17.4 percent of life insurance in force at December 31, 2011.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3 million each year in 2011, 2010 and 2009, respectively, and are included in policyholder benefits in the statements of income.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

GMDB, GMWB and GMAV

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                            2011                             2010
                                               ------------------------------   ------------------------------
                                                Net Deposits                     Net Deposits
                                                   Plus a          Highest          Plus a          Highest
                                                  Minimum      Contract Value      Minimum      Contract Value
                                                   Return         Attained          Return         Attained
                                               -------------   --------------   -------------   --------------
                                                                       ($ In Millions)
In the event of death (GMDB)
   Account value                                $       269     $        630     $       240     $        648
   Net amount at risk (a)                                15               79               9               52
   Average attained age of contract holders              64               65              67               66
   Range of guaranteed minimum return rates     0.00%-10.00%                     0.00%-10.00%

Annual withdrawals at specified date (GMWB)
   Account value                                $       467                      $       392
   Net amount at risk (b)                                64                               33
   Weighted average period remaining until
      guaranteed payment                           17 years                         19 years

Accumulation at specified date (GMAV)
   Account value                                $        48                      $        60
   Net amount at risk (c)                                 3                                2
   Weighted average period remaining until
      guaranteed payment                            4 years                          5 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders reached the specified date at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB) and policyholder contract deposits (GMAV/GMWB) on the balance sheets:

                                   2011           2010
                               ------------   ------------
                                      (In Millions)
Balance at January 1            $       16     $      32
Guaranteed benefits incurred            24           (15)
Guaranteed benefits paid                (1)           (1)
                               ------------   ------------
Balance at December 31          $       39     $      16
                               ============   ============

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2011:

     .    Data  used  was  up  to  1,000  stochastically   generated  investment
          performance scenarios.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

     .    Mean  investment  performance  assumptions  ranged from 7.5 percent to
          10.0 percent depending on the block of business.

     .    Volatility assumption was 16.0 percent.

     . Mortality was assumed at 50 percent to 87.5 percent of the 1975-80 SOA Ultimate and 1994 VA GMDB mortality tables.

     . Lapse rates vary by contract type and duration and range from 0 percent to 40 percent with an average of 12.1 percent.

     .    The discount rate was 8.0 percent.

9. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business, which is reported in policy claims and benefits payable, is summarized as follows:

                                                                 2011         2010         2009
                                                              ----------   ----------   ----------
                                                                          (In Millions)
Balance as of January 1, net of reinsurance recoverable        $    149     $    669     $    708

Add: Incurred losses related to:
Current year                                                         64           72           81
Prior years                                                         217          118          124
                                                              ----------   ----------   ----------
Total incurred losses                                               281          190          205
                                                              ----------   ----------   ----------

Deduct: Paid losses related to:
Current year                                                         66           72           90
Prior years                                                         247          638          154
                                                              ----------   ----------   ----------
Total paid losses                                                   313          710          244
                                                              ----------   ----------   ----------

Balance as of December 31, net of reinsurance recoverable           117          149          669
Reinsurance recoverable                                               3            5            4
                                                              ----------   ----------   ----------
Balance as of December 31, gross of reinsurance recoverable    $    120     $    154     $    673
                                                              ==========   ==========   ==========

The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled, claims reported subsequent to the date of the balance sheets which have been incurred during the period then ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15 million. For employer group life business, the Company limits its exposure to $500 thousand on any coverage per policy. For employer group long term disability ("LTD"), the Company reinsures risks in excess of $6 thousand of monthly disability income.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

Reinsurance transactions for the years ended December 31, 2011, 2010 and 2009 were as follows:

                                                                                              Percentage
                                                                  Assumed From                 of Amount
                                                 Ceded to Other       Other          Net        Assumed
                                  Gross Amount      Companies       Companies      Amount       to Net
                                  ------------   --------------   ------------   ----------   ----------
                                                               (In Millions)
December 31, 2011
Life insurance in force            $  127,327     $     20,359     $      476     $ 107,444       0.44%
                                  ============   ==============   ============   ==========
Premiums:
  Life insurance and annuities     $      357     $        147     $        1     $     211       0.47%
  Accident and health insurance           279               10              -           269       0.00%
                                  ------------   --------------   ------------   ----------
Total premiums                     $      636     $        157     $        1     $     480       0.21%
                                  ============   ==============   ============   ==========

December 31, 2010
Life insurance in force            $  124,979     $     22,584     $      544     $ 102,939       0.53%
                                  ============   ==============   ============   ==========
Premiums:
  Life insurance and annuities     $      372     $        137     $        1     $     236       0.42%
  Accident and health insurance           291               19              -           272       0.00%
                                  ------------   --------------   ------------   ----------
Total premiums                     $      663     $        156     $        1     $     508       0.20%
                                  ============   ==============   ============   ==========

December 31, 2009
Life insurance in force            $  131,988     $     24,736     $      601     $ 107,853       0.56%
                                  ============   ==============   ============   ==========
Premiums:
  Life insurance and annuities     $      392     $        130     $        2     $     264       0.76%
  Accident and health insurance           341               38             (1)          302      -0.33%
                                  ------------   --------------   ------------   ----------
Total premiums                     $      733     $        168     $        1     $     566       0.18%
                                  ============   ==============   ============   ==========

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to life reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the balance sheets. Reinsurance recoverable on paid losses was approximately $23 million and $30 million at December 31, 2011 and 2010, respectively. Reinsurance recoverable on unpaid losses was approximately $17 million and $20 million at December 31, 2011 and 2010, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $122 million, $118 million and $103 million for the years ended 2011, 2010 and 2009, respectively.

During 2010, the Company fully terminated and recaptured the reinsurance treaty with Swiss Re Life and Health America, Inc. for a specified block of disability income business. The recapture resulted in a pre-tax gain of $217 thousand.

In December 2002, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures a 90 percent quota share of the Company's liability on virtually all individual level term policies issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2011, 2010 and 2009 was a pre-tax expense of approximately $7 million, $6 million and $6 million, respectively, representing the risk charge associated with the reinsurance agreement.

11. DEBT

ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

In 2011, the Company became a member of the Federal Home Loan Bank ("FHLB") of New York. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. At December 31, 2011, the carrying value of the Company's ownership in the FHLB of New York was $5 million, which was reported as partnerships and other invested assets. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of New York to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of New York's recovery would generally be limited to the amount of the Company's liability under advances borrowed. The Company plans to obtain funding, in the form of cash advances, from the FHLB of New York in 2012. See Note 17.

12. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

LEASES

The Company has various long-term, noncancelable operating leases for office space which expire at various dates through 2013. At December 31, 2011, the future minimum lease payments under the operating leases are as follows:

                                (In Millions)
                        2012     $        3
                        2013              3
                                ------------
                        Total    $        6
                                ============

Rent expense was $3 million each year for the years ended December 31, 2011, 2010 and 2009 respectively.

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

The Company had commitments to provide funding to various limited partnerships totaling $84 million and $73 million for the periods ended December 31, 2011 and 2010, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. $68 million of the total commitments at December 31, 2011 are currently expected to expire by 2012, and the remainder by 2016 based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

MORTGAGE LOAN COMMITMENTS

The Company had $37 million in commitments relating to mortgage loans at December 31, 2011.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

CONTINGENT LIABILITIES

SUPERIOR NATIONAL MATTER

In 1997, USLIFE Corporation (the former parent of the Company) entered into the workers' compensation reinsurance business. At the end of 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest contract written was a quota share reinsurance agreement with Superior National Insurance Group, Inc., Centre Insurance Company, and Converium Insurance (North America) (collectively, "Superior National"), effective May 1, 1998.

On November 29, 1999, the Company initiated an arbitration proceeding to rescind the Superior National contract from its inception, based in part on misrepresentations and nondisclosures that the Company believed were made by Superior National. Subsequent settlements were made with Centre Insurance Company in 2004 and Converium Insurance in 2005. Arbitration was decided in favor of Superior National in 2007, but was appealed by the Company to the United States Court of Appeals for the Ninth Circuit ("the Ninth Circuit"). The appeals process continued until 2010.

Pre-tax losses, prior to allocated investment income, recorded by the Company related to the Superior National treaty totaled $29 million in 2009. These losses were principally driven by the accretion of interest and discounted present value.

As of December 31, 2009, the Company recorded a liability of $639 million, which represented a decrease of $23 million over the December 31, 2008 recorded liability of $662 million. This decrease was driven by a draw-down of $53 million from funds held on deposit by the Company to secure its obligations under the 1998 treaty ("Special California Schedule P Deposit") to reimburse Superior National for claim amounts billed subsequent to the February 2007 arbitration ruling and offset by increases in interest charges.

On January 4, 2010, the Ninth Circuit denied the Company's appeal and affirmed the arbitration award in favor of Superior National Insurance Company in Liquidation ("SNICIL"). On January 19, 2010, the Company filed a petition for a rehearing before the entire Ninth Circuit panel of judges. The Ninth Circuit, in turn, directed SNICIL to file a response to the Company's petition.

On March 19, 2010, the Ninth Circuit denied the petition for rehearing. On March 25, 2010, the Company filed a motion to stay the mandate for entry of judgment pending a filing of a petition for certiorari in the Supreme Court of the United States. On March 28, 2010, the Ninth Circuit granted the motion to stay.

On June 18, 2010, the California liquidation court "so ordered" the parties' agreed stipulation under which $186 million of the Special Schedule P Deposit would be released to the California Insurance Commissioner for distribution to the California Insurance Guarantee Association in partial satisfaction of the judgment against the Company. The release of the $186 million from the Special Schedule P Deposit was made by wire transfer to the Commissioner on June 21, 2010. On June 18, 2010, the Company paid the balance of the judgment, with interest on the full amount, amounting to approximately $343 million. The total amount paid to satisfy the judgment was approximately $529 million.

The Company negotiated with SNICIL and on October 8, 2010 accepted their commutation offer of $139 million. On January 13, 2011, the California Liquidation Court approved the commutation agreement.

As of December 31, 2010, the Company recorded a liability of $139 million for amounts due to Superior National Insurance Group. The outstanding balance was paid by release of the Special Schedule P Deposit on January 28, 2011. The remaining Special Schedule P Deposit funds were released to the Company in February, 2011. With this settlement, the Company's obligations under this treaty are fully satisfied or otherwise discharged.

LEGAL AND REGULATORY MATTERS

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $65 million and $56 million for these guaranty fund assessments at December 31, 2011, and 2010, respectively, which is reported within other liabilities in the accompanying balance sheets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

13. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                               2011         2010         2009
                                            ----------   ----------   ----------
                                                        (In Millions)
Cash from Parent                             $      -     $      -     $    500
                                            ----------   ----------   ----------
    Total cash contributions                        -            -          500
Contributions of securities at fair value           -            -          131
All other non cash contributions                    1            1            1
                                            ----------   ----------   ----------
    Total capital contributions              $      1     $      1     $    632
                                            ==========   ==========   ==========

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive income (loss) are as follows:

                                                               2011         2010         2009
                                                            ----------   ----------   ----------
                                                                        (In Millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                    $  1,639     $  1,164     $    850
   Gross unrealized losses                                       (422)        (384)        (979)
Net unrealized gains on other invested assets                       8            3            4
Adjustments to DAC and deferred sales inducements                (128)        (115)          76
Insurance loss recognition                                       (444)        (217)           -
Deferred federal and state income tax (expense) benefit          (241)        (159)          30
                                                            ----------   ----------   ----------
   Accumulated other comprehensive income (loss) (a)         $    412     $    292     $    (19)
                                                            ==========   ==========   ==========

(a)  Includes  a decrease  of $592  million  in 2009  related to the  cumulative
     effect  of  adopting  a  new  other-than-temporary   impairment  accounting
     standard. See Note 2 for additional disclosures on this standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the New York State Department of Financial Services ("NYDFS") are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of New York without obtaining the prior approval of the New York State Superintendent of Insurance is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations not in excess of unassigned surplus. The maximum dividends payout that may be made in 2012 without prior approval of the New York State Superintendent of Insurance is $181 million.

In 2011, the Company paid dividends totaling $116 million to its Parent. These payments were classified as a return of capital given the Company's accumulated deficit at December 31, 2011.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The NYDFS has the right to permit specific practices that deviate from prescribed practices. In 2010, the Company received permission from the NYDFS to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. The effective date was September 30, 2010. This statutory restatement resulted in an increase in statutory unassigned funds of $1.9 billion to offset the Company's losses incurred as a result of its participation in the Securities Lending Program, and a corresponding decrease in statutory gross paid-in and contributed statutory surplus of $1.9 billion. The permitted practice had no impact on either the Company's statutory basis net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income and capital and surplus of the Company at December 31 were as follows:

                                   2011         2010         2009
                                ----------   ----------   ----------
                                            (In Millions)
Statutory net income             $    107     $    102     $    383
Statutory capital and surplus    $  1,842     $  1,913     $  1,777

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

14. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                        2011         2010         2009
                                     ----------   ----------   ----------
                                                 (In Millions)

Current                               $     72     $    (30)    $    (49)
Deferred                                   (74)        (154)          69
                                     ----------   ----------   ----------
Total income tax expense (benefit)    $     (2)    $   (184)    $     20
                                     ==========   ==========   ==========

The US statutory income tax rate is 35 percent for 2011, 2010 and 2009. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                       2011         2010         2009
                                                    ----------   ----------   ----------
                                                                (In Millions)
US federal income tax (benefit) at statutory rate    $     88     $     78     $     11
Adjustments:
   Valuation allowance                                   (109)        (267)           7
   State income tax                                        14            7            3
   Dividends received deduction                            (1)          (1)          (1)
   IRS audit settlements                                    4            -            1
   Other credits, taxes and settlements                     2           (1)          (1)
                                                    ----------   ----------   ----------
Total income tax expense (benefit)                   $     (2)    $   (184)    $     20
                                                    ==========   ==========   ==========

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                                             2011         2010
                                                                          ----------   ----------
                                                                               (In Millions)
Deferred tax assets:
  Excess capital losses and other tax carryovers                           $    615     $    711
  Basis differential of investments                                             135          249
  State deferred tax benefits                                                    52           61
  Policy reserves                                                               431          146
  Other                                                                          23           22
                                                                          ----------   ----------
  Total deferred tax assets before valuation allowance                        1,256        1,189
  Valuation allowance                                                          (643)        (752)
                                                                          ----------   ----------
  Total deferred tax assets                                                     613          437
Deferred tax liabilities:
  Deferred policy acquisition costs                                            (186)        (177)
  Basis differential of investments                                              (8)           -
  Net unrealized gains on debt and equity securities available for sale        (385)        (230)
  State deferred tax liabilities                                                (11)           -
  Other                                                                         (33)         (27)
                                                                          ----------   ----------
  Total deferred tax liabilities                                               (623)        (434)
                                                                          ----------   ----------
Net deferred tax asset (liability)                                         $    (10)    $      3
                                                                          ==========   ==========

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

The net deferred tax asset (liability) is included with current taxes in income taxes payable to Parent for 2011 and income taxes receivable for 2010 on the balance sheets.

At December 31, 2011, the Company had the following capital loss carryforwards:

                            Amount      Year expired
                        -------------   ------------
                        (In Millions)
                2008     $     1,628        2013
                2009             129        2014
                        -------------
                Total    $     1,757
                        =============

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $1.3 billion and concluded that a $643 million valuation allowance was required to reduce the deferred tax asset at December 31, 2011 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on the securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of AIG, the continuing earnings strength of the businesses AIG intends to retain and AIG's announced debt and preferred stock transactions with the New York Fed and U.S. Department of the Treasury (the "Department of the Treasury"), respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                              December 31,
                                                         -----------------------
                                                            2011         2010
                                                         ----------   ----------
                                                              (In Millions)
Gross unrecognized tax benefits at beginning of period    $     10     $      -
   Increases in tax positions for prior years                    -           10
                                                         ----------   ----------
Gross unrecognized tax benefits at end of period          $     10     $     10
                                                         ==========   ==========

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2011, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2011 and 2010, the Company's unrecognized tax benefits, excluding interest and penalties, were $10 million each year. As of December 31, 2011 and 2010, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $1 million each year.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2011 and December 31, 2010, the Company had accrued approximately $511 thousand and $335 thousand, respectively, for the payment of interest (net of federal tax) and penalties. For the years ended December 31, 2011 and 2010, the Company recognized an expense of $176 thousand and $323 thousand, respectively, of interest (net of federal tax) and penalties in the statements of income. The Company did not recognize interest and penalties expense in 2009.

The Company is currently under IRS examination for the taxable years 2003 to 2006. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001 to 2011 remain subject to examination by major tax jurisdictions.

15. RELATED-PARTY TRANSACTIONS

EVENTS RELATED TO AIG

On January 14, 2011 (the "Closing"), AIG completed a series of integrated transactions to recapitalize AIG (the "Recapitalization") with the Department of the Treasury, and the New York Fed and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), including the repayment of all amounts owed under the Credit Agreement, dated as of September 22, 2008. At the Closing, AIG repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under AIG's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. The funds for the repayment came from the net cash proceeds from AIG's sale of 67 percent of the ordinary shares of AIA Group Limited ("AIA") in its initial public offering and from AIG's sale of American Life Insurance Company ("ALICO") in 2010.

Additional information on AIG is publicly available in AIG's regulatory filings with the U.S. Securities and Exchange Commission ("SEC"), which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income ceded to affiliates was $456 thousand, $11 million and $28 million for the

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

years ended December 31, 2011, 2010 and 2009, respectively. Commission ceded to affiliates was $69 thousand, $2 million and $4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2011, 2010 and 2009, the Company was charged $112 million, $115 million and $134 million, respectively, for expenses attributed to the Company. Accounts payable for such services at December 31, 2011 and 2010 were not material.

The Company provides life insurance coverage to employees of AIG and its domestic subsidiaries in connection with AIG's employee benefit plans. The statements of income include $10 million in premiums relating to this business for 2011, $12 million for 2010 and $14 million for 2009.

The Company pays commissions, including support fees to defray marketing and training costs, to four affiliated broker-dealers for distributing its annuity products. Commissions paid to these broker-dealers totaled $2 million, $1 million and $1 million in 2011, 2010 and 2009, respectively. These affiliated broker-dealers represented approximately 1.3 percent, 1.0 percent and 0.4 percent of premiums received in 2011, 2010 and 2009, respectively.

Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, accounting, occupancy, and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to AIG. Amounts paid for services rendered pursuant to this agreement were $13 million, $14 million and $11 million in 2011, 2010 and 2009, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $357 thousand, $2 million and $1 million in 2011, 2010 and 2009, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statements of income.

An affiliate of the Company is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $4 million, $3 million and $4 million in 2011, 2010 and 2009, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $5 million, $4 million and $5 million for the years ended December 31, 2011, 2010 and 2009, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $8 million, $5 million and $3 million in 2011, 2010 and 2009, respectively.

On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage of all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $3 million, $2 million and $2 million in 2011, 2010 and 2009, respectively, and are included in other revenues in the statements of income.

FINANCING ARRANGEMENTS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Annuity and Life Assurance Company ("SAAL"), dated February 15, 2004, whereby the Company has the right to borrow up to $15 million from SAAL. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

On February 15, 2004, the Company entered into a short-term financing arrangement with SAAL whereby SAAL has the right to borrow up to $15 million from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15 million from SAII. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

On January 20, 2004, the Company entered into a short-term financing arrangement with the SALIC whereby the Company has the right to borrow up to $15 million from the SALIC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this arrangement at December 31, 2011 and 2010.

NOTES OF AFFILIATES

On December 27, 2006, the Company invested $117 million in a 5.18 percent fixed rate Senior Promissory Note issued by SunAmerica Financial Group, Inc. ("SAFG, Inc."), which matured on December 27, 2011. The Company recognized interest income of $6 million each year on the Note during 2011, 2010 and 2009, respectively. Upon maturity, the Company reinvested the $117 million in a 2.25 percent Senior Promissory Note due December 27, 2013, issued by SAFG, Inc. The Company recognized interest income of $29 thousand on the Note during 2011.

On September 15, 2006, the Company invested $5 million in a 5.57 percent fixed rate Senior Promissory Note issued by SAFG, Inc. which matured on September 15, 2011. The Company recognized interest income of $196 thousand, $279 thousand and $279 thousand on the Note during 2011, 2010 and 2009, respectively.

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $30 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $1 million and $2 million on the Notes while they were still considered an affiliate during 2009 and 2008, respectively. On March 15, 2010, AIG closed a secondary public offering of 8.5 million shares of Transatlantic Holdings, Inc. common stock owned by American Home Assurance Company, a subsidiary of AIG, further reducing AIG's investment in this former affiliate.

NATIONAL UNION AND AMERICAN HOME GUARANTEES

Due to the merger of AIL into the Company at December 31, 2010, policies that were originally issued by AIL are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), while policies issued by the Company are guaranteed by American Home Assurance Company ("American Home"). Both guarantors are indirect wholly owned subsidiaries of AIG. National Union and American Home have terminated the General Guarantee Agreements dated July 13, 1998 and March 3, 2003, respectively (the "Guarantees") with respect to prospectively issued policies and contracts issued by AIL or the Company. Both of the Guarantees terminated on April 30, 2010 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover all policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. The Guarantees provide that the policyowners owning policies issued by AIL or the Company with a date of issue earlier than the Point of Termination can enforce the applicable Guarantee directly against National Union or American Home.

Insurance policy obligations for individual and group policies issued by FSA prior to January 31, 2008, are guaranteed (the "FSA Guarantee") by American Home. As of January 31, 2008 (the "FSA Point of Termination"), the FSA Guarantee was terminated for prospectively issued policies. The FSA Guarantee will not cover any policies with a date of issue later than the FSA Point of Termination. The FSA Guarantee will, however, continue to cover

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

insurance obligations on policies issued by FSA with a date of issue earlier than the FSA Point of Termination, including obligations arising from purchase payments received with respect to these policies after the FSA Point of Termination. The FSA Guarantee provides that the policyowners owning policies issued by the Company with a date of issue earlier than the FSA Point of Termination can enforce the FSA Guarantee directly against American Home.

National Union's and American Home's audited statutory financial statements are filed with the SEC, as applicable, as part of the Company's registration statements for its variable products that were issued prior to the Point of Termination and the FSA Point of Termination.

CAPITAL MAINTENANCE AGREEMENT

On March 30, 2011, AIG and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that AIG would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk-based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage.

OTHER

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $2.2 billion and $2.3 billion at December 31, 2011 and 2010, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

16. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (Continued)

17. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

ML II

Through a series of transactions that occurred during the three month period ending March 31, 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $18 million on March 1, 2012 and additional cash receipts of $113 million on March 15, 2012 from ML II that consisted of $66 million, $9 million, and $38 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received by the Company from ML II, $131 million, was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

FHLB CASH ADVANCE

On February 1, 2012, the Company borrowed $5 million as a cash advance from the FHLB of New York. The fair value of collateral pledged to secure advances obtained from the FHLB of New York on January 27, 2012, was $6 million.

SECURITIES LENDING PROGRAM

The Company has adopted a new securities lending program intended to provide an additional source of liquidity for the Company, pursuant to which the Company is able to raise liquidity through secured borrowings backed by its existing securities portfolio. The targeted program was approved by the Company's board of directors in February 2012. No securities lending transactions have been entered into under the program.

                         AMERICAN HOME ASSURANCE COMPANY


                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                         AMERICAN HOME ASSURANCE COMPANY


                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009


                                TABLE OF CONTENTS


Report of Independent Auditors...........................................................................2

Statements of Admitted Assets............................................................................3

Statements of Liabilities, Capital and Surplus...........................................................4

Statements of Operations and Changes in Capital and Surplus..............................................5

Statements of Cash Flow..................................................................................6

Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies.....................7

Note 2 - Accounting Adjustments to Statutory Basis Financial Statements.................................20

Note 3 - Investments....................................................................................25

Note 4 - Reserves for Losses and LAE....................................................................37

Note 5 - Related Party Transactions.....................................................................43

Note 6 - Reinsurance....................................................................................52

Note 7 - Deposit Accounting Assets and Liabilities......................................................58

Note 8 - Federal Income Taxes...........................................................................60

Note 9 - Pension Plans and Deferred Compensation Arrangements...........................................69

Note 10 - Capital and Surplus and Dividend Restrictions.................................................73

Note 11 - Contingencies.................................................................................75

Note 12 - Other Significant Matters.....................................................................89

Note 13 - Subsequent Events.............................................................................91

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholders of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory statements of operations and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years then ended December 31, 2011.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years then ended December 31, 2011, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

April 25, 2012
New York, New York

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2011 AND 2010
                                 (000'S OMITTED)


------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                                      2011            2010
------------------------------------------------------------------------------------------------------------------

Cash and invested assets:
   Bonds, primarily at amortized cost (fair value:
    2011 - $18,504,022; 2010 - $15,493,142)                                         $  17,761,724  $  15,148,888
   Stocks:
   Common stocks, at fair value adjusted for non-admitted assets
    (cost: 2011 - $63,353; 2010 - $371,153)                                                84,263        397,460
   Preferred stocks, primarily at fair value
    (cost: 2011 - $0; 2010 - $79,211)                                                           -         90,886
   Other invested assets (cost: 2011 - $1,196,504; 2010 - $1,361,568)                   1,440,576      1,574,423
   Derivatives                                                                              1,690              -
   Short-term investments, at amortized cost (approximates fair value)                    377,947      2,439,897
   Cash and cash equivalents                                                               68,584        181,013
   Receivable for securities and other                                                        491          1,146
------------------------------------------------------------------------------------------------------------------
        TOTAL CASH AND INVESTED ASSETS                                                 19,735,275     19,833,713
------------------------------------------------------------------------------------------------------------------


Investment income due and accrued                                                         185,393        189,859
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                       461,753        425,340
   Premiums and installments booked but deferred and not yet due                          344,024        409,915
   Accrued retrospective premiums                                                       1,377,347      1,447,644
Amounts billed and receivable from high deductible policies                                38,112         32,948
Reinsurance recoverable on loss payments                                                  397,299        433,305
Funds held by or deposited with reinsurers                                                 71,893         41,961
Net deferred tax assets                                                                   691,892        782,765
Equities in underwriting pools and associations                                           266,934        544,719
Receivables from parent, subsidiaries and affiliates                                       13,330      1,992,253
Other admitted assets                                                                     317,020        282,173
------------------------------------------------------------------------------------------------------------------

        TOTAL ADMITTED ASSETS                                                       $  23,900,272  $  26,416,595
==================================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY


                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2011 AND 2010
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                           2011           2010
------------------------------------------------------------------------------------------------------

                                         LIABILITIES


Reserves for losses and loss adjustment expenses                       $   12,466,514   $  14,383,093
Unearned premium reserves                                                   2,843,572       3,213,423
Commissions, premium taxes, and other expenses payable                        314,840         237,988
Reinsurance payable on paid loss and loss adjustment expenses                  83,233         155,082
Current federal taxes payable to parent                                        23,930          60,666
Funds held by company under reinsurance treaties                            1,196,004         136,869
Provision for reinsurance                                                      78,525          99,443
Ceded reinsurance premiums payable, net of ceding commissions                 388,540         405,324
Deposit accounting liabilities                                                 97,625         189,891
Deposit accounting liabilities - funds held                                     4,848             990
Collateral deposit liability                                                  364,039         404,450
Payable to parent, subsidiaries and affiliates                                 46,427         204,326
Derivatives                                                                         -           4,250
Other liabilities                                                             324,872         247,701
------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                        18,232,969      19,743,496
------------------------------------------------------------------------------------------------------

                                     CAPITAL AND SURPLUS


Common capital stock, par value: (2011 - $11.51; 2010 - $15.00),
  1,758,158 shares authorized, 1,695,054 shares issued and
outstanding                                                                    19,504          25,426
Capital in excess of par value                                              4,689,192       6,034,992
Unassigned surplus                                                            507,717         351,265
Special surplus tax - SSAP 10R                                                450,661         260,922
Special surplus funds from retroactive reinsurance                                229             494
------------------------------------------------------------------------------------------------------
  TOTAL CAPITAL AND SURPLUS                                                 5,667,303       6,673,099
------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES, CAPITAL, AND SURPLUS                              $   23,900,272   $  26,416,595
======================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

           STATEMENTS OF OPERATIONS AND CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (000'S OMITTED)

---------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                      2011            2010           2009
---------------------------------------------------------------------------------------------------------------
                                         STATEMENTS OF OPERATIONS
Underwriting income:
  Premiums earned                                                $    5,682,158  $    5,648,764  $   6,354,545
---------------------------------------------------------------------------------------------------------------
Underwriting deductions:
  Losses incurred                                                     3,932,805       5,066,245      4,699,991
  Loss adjustment expenses incurred                                     611,264         912,853        768,136
  Other underwriting expenses incurred                                1,668,713       1,674,370      1,646,098
---------------------------------------------------------------------------------------------------------------
Total underwriting deductions                                         6,212,782       7,653,468      7,114,225
---------------------------------------------------------------------------------------------------------------
Net underwriting loss                                                  (530,624)     (2,004,704)      (759,680)
---------------------------------------------------------------------------------------------------------------

Investment income:
  Net investment income earned                                          800,175         769,130        791,263
  Net realized capital gains (net of capital gains taxes:
  2011 - $90,032; 2010 - $169,323; 2009 - $57,389)                      166,901         294,941         93,056
---------------------------------------------------------------------------------------------------------------
Net investment gains                                                    967,076       1,064,071        884,319
---------------------------------------------------------------------------------------------------------------

Net loss from agents' or premium balances charged-off                   (16,296)        (30,549)       (25,860)
Finance and service charges not included in premiums                          -               -          4,596
Other (expense) income                                                  (29,775)         52,746         24,110
---------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL          390,381        (918,436)       127,485
INCOME TAXES
Federal income tax benefit                                             (104,195)       (141,920)      (122,307)
---------------------------------------------------------------------------------------------------------------
    NET INCOME (LOSS)                                            $      494,576  $     (776,516) $     249,792
===============================================================================================================
                                      CHANGES IN CAPITAL AND SURPLUS

Capital and surplus, as of December 31, previous year            $    6,673,099  $    5,872,354  $   5,413,173
  Adjustment to beginning surplus                                        26,048         (28,355)       (32,602)
---------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1,                                 6,699,147       5,843,999      5,380,571

Changes in accounting principles (refer to Note 2)
    Adoption of SSAP 10R                                                      -               -        272,916
    Adoption of SSAP 43R                                                      -               -        (12,429)
Other changes in capital and surplus:
  Net income (loss)                                                     494,576        (776,516)       249,792
   Change in net unrealized capital gains (net of capital
    gains taxes: 2011 - $3,008; 2010 - $110,099; 2009 -
        $202,913)                                                        44,397        (161,330)      (113,064)
    Change in net deferred income tax                                   659,647        (396,374)        59,354
    Change in non-admitted assets                                      (926,257)        513,237       (318,767)
    Change in SSAP 10R                                                  189,739         (11,994)             -
    Change in provision for reinsurance                                  20,918         (10,819)         6,968
    Capital contribution                                                 67,381       1,947,275        343,286
    Return of capital                                                (1,414,078)              -              -
    Change in par value of common stock                                  (5,922)              -              -
    Dividends to stockholder                                           (137,458)       (301,343)             -
    Other surplus adjustments                                            (3,246)          1,494         (7,211)
    Foreign exchange translation                                        (21,541)         25,470         10,938
---------------------------------------------------------------------------------------------------------------
    Total changes in capital and surplus                             (1,031,844)        829,100        231,296
---------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                          $    5,667,303  $    6,673,099  $   5,872,354
===============================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (000'S OMITTED)

----------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                                2011           2010          2009
----------------------------------------------------------------------------------------------------------------------
                                                     CASH FROM OPERATIONS
Premiums collected, net of reinsurance                                     $   5,411,186  $   5,414,448  $  6,306,324
Net investment income                                                            779,881        851,466       743,343
Miscellaneous (expense) income                                                   (86,020)        16,466        (2,769)
----------------------------------------------------------------------------------------------------------------------
  SUB-TOTAL                                                                    6,105,047      6,282,380     7,046,898

Benefit and loss related payments                                              3,905,372      4,340,008     4,597,184
Payment to an affiliate under the asbestos loss portfolio transfer               783,818             -             -
Commission and other expense paid                                              2,363,249      2,416,351     2,520,462
Dividends paid to policyholders                                                       -              -            233
Federal and foreign income taxes paid (recovered)                                 28,206       (370,410)     (296,845)
----------------------------------------------------------------------------------------------------------------------

  NET CASH (USED IN) PROVIDED FROM OPERATIONS                                   (975,598)      (103,569)      225,864
----------------------------------------------------------------------------------------------------------------------
                              CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
  Bonds                                                                        4,992,080      5,421,569     4,332,397
  Stocks                                                                         545,819      1,385,481     1,731,884
  Other                                                                          392,513        130,972       222,781
----------------------------------------------------------------------------------------------------------------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID                     5,930,412      6,938,022     6,287,062
----------------------------------------------------------------------------------------------------------------------

Cost of investments acquired:
  Bonds                                                                        7,448,761      4,509,137     6,666,144
  Stocks                                                                           9,769        622,754       496,025
  Other                                                                          250,178        240,465       107,966
----------------------------------------------------------------------------------------------------------------------
  TOTAL COST OF INVESTMENT ACQUIRED                                            7,708,708      5,372,356     7,270,135
----------------------------------------------------------------------------------------------------------------------
  NET CASH (USED IN) PROVIDED FROM INVESTING  ACTIVITIES                      (1,778,296)     1,565,666      (983,073)
----------------------------------------------------------------------------------------------------------------------

                  CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Capital contribution                                                           1,942,747              -        91,418
Return of capital                                                             (1,414,078)             -            -
Change in par value of common stock                                               (5,922)             -            -
Dividends to stockholder                                                        (110,000)      (301,343)           -
Intercompany receivable and payable, net                                        (116,100)       169,364       771,557
Net deposit on deposit-type contracts and other insurance                         (1,723)        13,312        74,417
Equities in underwriting pools and association                                   356,715          6,643       125,605
Collateral deposit liability                                                     (40,411)       (13,384)       31,448
Other                                                                            (31,713)      (103,508)      (26,266)
----------------------------------------------------------------------------------------------------------------------

  NET CASH PROVIDED FROM (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES        579,515       (228,916)    1,068,179
----------------------------------------------------------------------------------------------------------------------

  NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                               (2,174,379)     1,233,181       310,970
Cash and short-term investments:
  Beginning of year                                                            2,620,910      1,387,729     1,076,759
----------------------------------------------------------------------------------------------------------------------
  END OF YEAR                                                              $     446,531  $   2,620,910  $  1,387,729
======================================================================================================================


                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S., Inc., a Delaware corporation, which is in turn owned by Chartis, Inc. (Chartis), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Note 5 for information about recent developments regarding AIG and Chartis, Inc.

     Chartis conducts the general insurance operations of AIG. Chartis presents its financial information in two operating segments -- commercial insurance and consumer insurance - with the supporting claims, actuarial, and underwriting disciplines integrated into these two major business segments.

     On January 17, 2012, Chartis announced that it had aligned its geographic structure to enhance execution of its commercial and consumer strategies and to add greater focus on its growth economies initiatives. Under this framework, Chartis is organized under three major geographic areas: the Americas, Asia and EMEA (Europe, Middle East and Africa). Previously, Chartis was organized in four geographic areas: the United States & Canada, Europe, the Far East, and Growth Economies (primarily consisting of Asia Pacific, the Middle East, and Latin America). This had no impact on the Company.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk solution operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

     The Company remains diversified both in terms of classes of business and geographic locations. For calendar year 2011, 21.9 percent of its net premiums written represented workers' compensation business. Relative to geographic location, 86.4 percent of the Company's direct premiums written were foreign sourced, the majority of which was Japan based. U.S. resident business accounted for 13.6 percent of the Company's direct writings. No state accounted for more than 5.0 percent of such premiums.

     The Company is party to that certain Amended and Restated Inter-company Pooling Agreement, dated October 1, 2011 among the companies listed below (the Admitted Pooling Agreement), which nine companies are each a member of the Admitted Companies Pool (the Admitted Pool) governed by the Admitted Pooling Agreement. The changes to the Admitted Companies Pooling Agreement were not material and were intended to clarify certain provisions and to consolidate and modernize the 1978 agreement with 14 addenda into one document. The

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     member  companies,  their National  Association of Insurance  Commissioners
     (NAIC) company codes, inter-company pooling percentages and states of domicile are as follows:

                                                                                   POOL
                                                                       NAIC    PARTICIPATION    STATE OF
    COMPANY                                                           CO CODE    PERCENTAGE     DOMICILE
    --------                                                          -------  -------------  -------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. (National Union)*  19445        38%       Pennsylvania
(2) American Home                                                      19380        36%         New York
(3) Commerce and Industry Insurance Company  (C&I)                     19410        11%         New York
(4) Chartis Property Casualty Company (Chartis PC)                     19402         5%       Pennsylvania
(5) New Hampshire Insurance Company (New Hampshire)                    23841         5%       Pennsylvania
(6) The Insurance Company of the State of Pennsylvania (ISOP)          19429         5%       Pennsylvania
(7) Chartis Casualty Company                                           40258         0%       Pennsylvania
(8) Granite State Insurance Company                                    23809         0%       Pennsylvania
(9) Illinois National Insurance Co.                                    23817         0%         Illinois
* Lead Company

      The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association (the Association).

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with AIG and affiliates and participates in the Admitted Pool. Refer to Note 5 for additional information.

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services (formerly the Insurance Department of the State of New York) (NY SAP).

      NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The NAIC's Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York. The Superintendent of the New York State Department of Financial Services (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

      A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

-------------------------------------------------------------------------------------------------
DECEMBER 31,                                                2011           2010         2009
-------------------------------------------------------------------------------------------------
Net income (loss) , NY SAP                              $    494,576  $   (776,516) $    249,792
State prescribed practices - addition (deduction):
  Non-tabular discounting                                     60,114       (27,631)      (89,222)
-------------------------------------------------------------------------------------------------
NET INCOME (LOSS), NAIC SAP                             $    554,690  $   (804,147) $    160,570
==================================================================================================
Statutory surplus, NY SAP                               $  5,667,303  $  6,673,099  $  5,872,354
State prescribed or permitted practices - (charge):
  Non-tabular discounting                                   (384,510)     (444,624)     (416,993)
  Credits for reinsurance                                    (94,824)     (172,413)     (190,105)
-------------------------------------------------------------------------------------------------
STATUTORY SURPLUS, NAIC SAP                             $  5,187,969  $  6,056,062  $  5,265,256
==================================================================================================

      With the concurrence of the New York State Department of Financial Services (NY DFS), the Company has discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

      The use of all the aforementioned prescribed practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2011, 2010 and 2009 reporting periods.

      STATUTORY   ACCOUNTING   PRACTICES  AND  GENERALLY   ACCEPTED   ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Under GAAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b.    Statutory  basis  adjustments,   such  as  non-admitted  assets  and
            unauthorized reinsurance, are restored to surplus;

      c. The equity in earnings of affiliates with ownership between 20.0 percent and 50.0 percent is included in net income, and investments in subsidiaries with greater than 50.0 percent ownership are consolidated;

      d. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

      e. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading and fair value option securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      f. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      g. Insurance and reinsurance contracts recorded as retroactive require the deferral and amortization of accounting gains over the settlement period of the ceded claim recoveries. Losses are recognized in the Statements of Operations;

      h. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the Statements of Operations;

      i. For structured settlements in which the reporting entity has not been legally released from its obligation with the claimant (i.e. remains as the primary obligor), GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity and to present an asset for the amounts to be recovered from such annuities;

      j. Entities termed variable interest entities (VIEs) in which equity investors do not have the characteristics of controlling interest, or do not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties, are subject to consolidation by the entity that will absorb the majority of the VIE's expected losses or residual returns, if they occur;

      k. Investments in limited partnerships, hedge funds and private equity interests over which the Company has influence are accounted for using the equity method with changes in interest included in net realized

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            investment gains. Interest over which the Company does not have influence are reported, net of tax, as a component of accumulated other comprehensive income in shareholder's equity; and

      l. The statement of cash flow defers in certain respects from the presentation required under NAIC, including the presentation of changes in cash and cash equivalents.

      Under NAIC SAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

      b.    Statutory  basis  adjustments,   such  as  non-admitted  assets  and
            unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

      d. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      e. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or fair value;

      f. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      g. Insurance and reinsurance contracts recorded as retroactive receive special accounting treatment. Gains and losses are recognized in the Statements of Operations and surplus is segregated to the extent gains are recognized. Certain retroactive intercompany reinsurance contracts are accounted for as prospective reinsurance if there is no gain in surplus as a result of the transaction;

      h. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance;

      i. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity;

      j.    NAIC SAP does not require consolidation of VIEs;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      k. Investments in partnerships, hedge funds and private equity interests are carried at the underlying GAAP equity with results from operations reflected in unrealized gains and losses in the Statements of Changes in Capital and Surplus; and

      l. The statutory statement of cash flow defers in certain respects from the GAAP presentation, including the presentation of changes in cash and short term investments instead of cash equivalents and certain miscellaneous sources are excluded from operational cash flows.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.


      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. NY SAP also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

      Invested Assets: The Company's invested assets are accounted for as follows:

      o Cash, Cash Equivalents and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates fair value (as designated by the NAIC Capital Markets and Investment Analysis Office formerly known as NAIC Securities Valuation Office). Cash is in a negative position when outstanding checks exceed cash-on-hand in operating bank accounts. The Company maximizes its investment return by investing a significant amount of cash-on-hand in short term investments. Short term investments are recorded separately from cash in the accompanying financial statements. The Company funds cash accounts daily using funds from short term investments. As required by the NAIC SAP, the negative cash balance is presented as an asset. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both (a) readily convertible to known amounts of cash, and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates.

      o Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or fair value. Bonds that have not been filed with the NAIC Capital Markets and Investment Analysis Office within one year of purchase receive a "6*" rating and are carried at zero value, with a charge to unrealized investment loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            Bonds filed with the NAIC Capital Markets and Investment Analysis Office which receive a "6*" can carry a value greater than zero. If a bond is determined to have an other-than-temporary impairment
            (OTTI) in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains (Losses) as a realized loss.

            In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of future estimated cash flows.

            Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2011 and 2010, the fair value of the Company's loan-backed and structured securities approximated $3,936,226 and $597,315, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

            As described in Note 2 - Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP No. 43R (Revised), Loan-backed and Structured Securities (SSAP 43R). Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

      o Common and Preferred Stocks: Unaffiliated common stocks are carried principally at fair value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at fair value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100 percent mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or fair value.

            Investments in non-publicly traded affiliates are recorded based on the underlying audited equity of the respective entity's financial statements. The Company's share of undistributed earnings and losses of the affiliates are reported in the Unassigned Surplus as unrealized gains and losses.

      o Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Losses) as a realized loss. Investments in collateral loans are carried at their outstanding principal balance plus related accrued interest, less impairments, if any, and are admitted assets to the extent the fair value of the underlying collateral value equals or exceeds 100 percent of the recorded loan balance.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      o Derivatives: The fair values of derivatives are determined using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company's cross-currency swaps are accounted for under SSAP No. 86, entitled "Accounting for Derivative Instruments and Hedging Transactions" (SSAP 86). None of the cross-currency swaps meet the hedging requirements under SSAP 86, and therefore the change in fair value of such derivatives are recorded as unrealized gains or losses in Unassigned Surplus in the Statements of Operations and Changes in Capital and Surplus. When the contract expires, realized gains and losses are recorded in investment income.

      o Net Investment Gains: Net investment gains consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

            Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2011 and 2010, no material amount of investment income due and accrued was determined to be uncollectible or non-admitted.

      o Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at fair value, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to Unassigned Surplus.

     Other Than Temporary Impairment:

     The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of their investment portfolio.

     The Company's policy for determining OTTI has been established in accordance with the prescribed NAIC SAP guidance, including SSAP 43R, SSAP No. 26 - Bonds, Excluding Loan Backed and Structured Securities, SSAP No 30 - Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities), SSAP No 48 -- Joint Ventures, Partnerships and Limited Liability Companies, and INT 06-07 Definition of Phrase "Other Than Temporary".

     For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. If a bond is determined to have OTTI in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Losses. In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


            - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

            - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

            -     The  Company  may  not  realize  a  full   recovery  on  their
                  investment, irrespective of the occurrence of one of the foregoing events.

      Common and preferred stock investments whose fair value is less than their book value for a period greater than twelve months are considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

            -     The  Company  may  not  realize  a  full   recovery  on  their
                  investment;

            -     Fundamental credit issues of the issuer;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Limited partnership investments whose fair value is less than its book value for a period greater than twelve months with a significant unrealized loss are considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider include:

            - An order of liquidation or other fundamental credit issues with the partnership;

            - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

            - Evaluation of the current stage of the life cycle of the investment;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

      Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospectively rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to written and earned premiums. The Company establishes non-admitted assets for 100 percent of amounts recoverable where any agent's balance or uncollected premium has been classified as non-admitted and thereafter for 10 percent of any amounts recoverable not offset by retrospectively return premiums or collateral. At December 31, 2011 and 2010, accrued premiums related to the Company's retrospectively rated return contracts amounted to $1,377,347 and $1,447,644, respectively, net of non-admitted premium balances of $58,213 and $55,910, respectively.

      Net written premiums that were subject to retrospective rating features were as follows:

      --------------------------------------------------------------------------
      For the years ended December 31,           2011         2010        2009
      --------------------------------------------------------------------------
      Net written premiums subject to
        retrospectively rated premiums        $  350,717   $  522,917  $ 526,445
      Percentage of total net written
        premiums                                     6.6%        10.1%       8.7%
      --------------------------------------------------------------------------

      Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts -- Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0 percent of this excess amount) is recorded.

      In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its unearned premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

      For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

      For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original warranty provided by the equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

      Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

      Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the
      Statements of Operations and Changes in Capital and Surplus as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

      Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62R, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY DFS; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts provided by the reinsurer) meets all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the Statements of Operations and Changes in Capital and Surplus.

      High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2011 and 2010, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,698,960 and $3,637,096, respectively.

      The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2011 and 2010, the net amount billed and recoverable on paid claims was $63,117 and $66,818, respectively, of which $25,005 and $33,870, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

      Foreign Property Casualty Business: As agreed with the NY DFS, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the
      Statements of Operations and Changes in Capital and Surplus its participation in the results of underwriting and investment income; and,
      (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62R, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

      Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

      The Company discounts its loss reserves on workers' compensation claims as follows:

      The calculation of the Company's workers' compensation tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5 percent interest rate. As of December 31, 2011 and 2010, the Company's tabular discount amounted to $202,786 and $284,288, respectively, all of which were applied against the Company's case reserves.

      The calculation of the Company's workers' compensation non-tabular discount is based upon the Company's own payout pattern and a 5.0 percent interest rate as prescribed by NY SAP. As of December 31, 2011 and 2010, the Company's non-tabular discount amounted to $384,510 and $444,624, respectively, all of which were applied against the Company's case reserves. As of December 31, 2011 and 2010, the discounted reserves for losses (net of reinsurance) were $1,704,799 and $1,770,687, respectively.

      Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in Other Income in the Statements of Operations and Changes in Capital and Surplus.

      Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

      Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

      Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      Non-Admitted Assets: Certain assets, principally electronic data processing (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all of the NY DFS requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. For the years ended December 31, 2011 and 2010, depreciation and amortization expense amounted to $14,394 and $18,468, and accumulated depreciation as of
      December   31,  2011  and  2010   amounted  to  $153,908   and   $139,515,
      respectively.

      Reclassifications: Certain balances contained in the 2010 and 2009 financial statements have been reclassified to conform to the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   CHANGE IN ACCOUNTING PRINCIPLES:

In 2011, the Company adopted the following change in accounting principles:

SSAP 35R

The Company adopted SSAP 35 -- Revised - Guaranty Fund and Other Assessments (SSAP 35R) effective for the reporting period beginning January 1, 2011. Under the new guidance, entities subject to assessments would recognize liabilities only when all of the following conditions would be met:

      1. An assessment has been imposed or information available prior to the issuance of the statutory financial statements indicates that it is probable that an assessment will be imposed;

      2. The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the statutory financial statements; and

      3.    The amount of the assessment can be reasonably estimated.

For premium based assessments, the amount to be accrued would be based only on current year premiums written and not estimated future premiums written.

Under SSAP 35R, accounting for guaranty fund assessments would be determined in accordance with the type of guaranty fund assessment imposed. Additionally, SSAP 35R allows the anticipated recoverables from policy surcharges and premium tax offsets from accrued liability assessments to be an admitted asset.

The adoption of SSAP 35R did not impact the Company's surplus as the accrual was consistent with the new guidelines.

In 2010, the Company adopted the following change in accounting principles:

SSAP 100

The Company adopted SSAP No. 100, Fair Value Measurements (SSAP 100), effective for reporting periods ending December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. There were no changes in surplus as a result of this adoption.

In 2009, the Company adopted the following changes in accounting principles:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 statutory-basis financial statements, net of the related tax effect:

                                                        Direct (Charge) or
                                                             Credit to
                                                        Unassigned Surplus
                                                       -------------------

Gross cumulative effect adjustment (CEA)
- Net increase in the amortized cost of
loan-backed and structured
securities at adoption                                 $          (19,122)

Deferred tax on gross CEA                                           6,693
                                                       -------------------

Net cumulative effect of Change in Accounting
Principle included in the Statement of Capital
and Surplus                                            $          (12,429)
                                                       ===================

SSAP 10R

On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R.

B.    OTHER ADJUSTMENTS TO SURPLUS:

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the Assets, Liabilities, and Capital and Surplus as reported in the Company's 2010, 2009 and 2008 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an adjustment to Unassigned Surplus as of January 1, 2011, 2010 and 2009. The impact of these adjustments on policyholder surplus as of January 1, 2011, 2010 and 2009 is as follows:

----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS        ASSETS        TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010                                   $   6,673,099  $  26,416,595    $    19,743,496
Adjustments to beginning Capital and Surplus:
   Asset realization (includes $897 of deemed capital
    contribution)                                                     47,679         47,679                -
   Liability correction                                              (23,911)           -               23,911
   Income taxes                                                        2,280          2,280                -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS             26,048         49,959             23,911
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2011, AS ADJUSTED                        $   6,699,147  $  26,466,554    $    19,767,407
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization - The increase in net admitted assets is primarily the result of: (a) a pooling correction in equities and deposits in pools and associations;
(b) an adjustment of an intangible asset; and (c) miscellaneous reserve adjustments; partially offset by (d) a miscellaneous non-admitted asset adjustment; (e) a correction of non-admitted assets related to retro premium and high deductible recoverable; and (f) other small miscellaneous adjustments.

Liability correction - The increase in total liabilities is primarily the result of: (a) an increase in IBNR as a result of the reversal of asbestos reserves related to coverage in place agreements; and (b) adjustment of paid losses and loss reserves; partially offset by (c) miscellaneous reserve adjustments; and
(d) other small miscellaneous adjustments.

Income taxes - The increase in taxes is primarily the result of: (a) adjustments to the current tax assets and tax liabilities, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009                                   $   5,872,354  $   25,002,928  $      19,130,574
Adjustments to beginning Capital and Surplus:
    Asset realization                                                  2,147           2,147               -
    Liability correction                                             (23,800)            -               23,800
    Income taxes                                                      (6,702)         (6,702)              -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (28,355)         (4,555)            23,800
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2010, AS ADJUSTED                        $   5,843,999  $   24,998,373  $      19,154,374
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization - The increase in net admitted assets is primarily the result of (a) an increase in equities and deposits in pools and associations resulting from miscellaneous 2009 audit adjustments identified at the Association after the filing of the Company's 2009 financial statements; partially offset by (b) a decrease in miscellaneous accounts receivable that should have been recorded in prior periods; and (c) other small miscellaneous adjustments.

Liability correction - The increase in total liabilities is primarily the result of (a) an increase in loss reserves to correct prior year calculations related to insolvent reinsurers and commuted reinsurance agreements; (b) an increase in IBNR; (c) a correction of deposit liability balances; and (d) other small miscellaneous adjustments.

Income taxes - The (increase)/decrease in taxes is primarily the result of (a) adjustments to the deferred tax inventory, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

----------------------------------------------------------------------------------------------------------------
                                                               POLICYHOLDERS  TOTAL ADMITTED
                                                                  SURPLUS         ASSETS      TOTAL LIABILITIES
----------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008                                   $   5,413,173  $   25,417,968  $      20,004,795
Adjustments to beginning Capital and Surplus:
    Asset realization                                                 30,679          30,679                -
    Liability correction                                             (97,307)            -               97,307

    Federal income taxes (includes $5,044 of deemed capital
       contribution)                                                  34,026          34,026                -
----------------------------------------------------------------------------------------------------------------
       TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (32,602)         64,705             97,307
----------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                        $   5,380,571  $   25,482,673  $      20,102,102
================================================================================================================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset  realization - The increase in admitted assets is primarily the result of:
(a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


Liability  correction - The increase in  liabilities is primarily the result of:
(a) adjustments to historical carried case and unearned premium reserves; (b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (including reconciliation adjustments and insolvency/commutation write-offs).

Income taxes - The decrease in federal  income taxes is primarily the result of:
(a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in non-admitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying values and statutory fair values of the Company's financial instruments as of December 31, 2011 and 2010.

                                                     2011                         2010
----------------------------------------------------------------------------------------------------
                                           CARRYING       STATUTORY      CARRYING       STATUTORY
                                             VALUE        FAIR VALUE       VALUE        FAIR VALUE
---------------------------------------  -----------------------------------------------------------
Assets:
  Bonds                                  $  17,761,724  $  18,504,022  $  15,148,888  $  15,493,142
  Common stocks                                 84,263         84,263        397,460        397,460
  Preferred stocks                                   -              -         90,886         90,886
  Other invested assets                      1,440,576      1,440,576      1,574,423      1,574,423
  Derivative asset                               1,690          1,690              -              -
  Cash, cash equivalents and short-term
   investments                                 446,531        446,531      2,620,910      2,620,910
  Receivable for securities and other              491            491          1,146          1,146
  Equities in underwriting pools and
  associations                                 266,934        266,934        544,719        544,719
Liabilities:
  Derivative liability                   $           -  $           -  $       4,250  $       4,250
  Collateral deposit liability                 364,039        364,039        404,450        404,450
----------------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

      o The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or the NAIC Capital Markets and Investment Analysis Office, formerly known as NAIC Securities Valuation Office.

      o     The statutory  fair values of affiliated  common stocks are based on
            the  underlying   equity  of  the  respective   entity's   financial
            statements.

      o Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

      o The fair values of derivatives are valued using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.

      o The carrying value of all other financial instruments approximates fair value.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

The carrying values and fair values of the Company's bond investments as of December 31, 2011 and 2010 are outlined in the table below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
                                                                    CARRYING      UNREALIZED     UNREALIZED      FAIR
                                                                     VALUE *        GAINS          LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2011
  U.S. governments                                                $  1,202,854   $     51,880   $        30   $  1,254,704
  All other governments                                                866,122         34,145         3,898        896,369
  States, territories and possessions                                1,773,975        155,847           -        1,929,822
  Political subdivisions of states, territories and possessions      2,172,432        156,627           352      2,328,707

  Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                       5,430,054        343,906        10,153      5,763,807
  Industrial and miscellaneous                                       6,316,287        169,838       155,512      6,330,613
---------------------------------------------------------------------------------------------------------------------------
     TOTAL BONDS, AS OF DECEMBER 31, 2011                         $ 17,761,724   $    912,243   $   169,945   $ 18,504,022
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS         GROSS
                                                                   CARRYING      UNREALIZED     UNREALIZED       FAIR
                                                                    VALUE *         GAINS         LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------------------
AS OF DECEMBER 31, 2010
  U.S. governments                                                $  1,305,760   $    15,665    $    8,631   $  1,312,794
  All other governments                                                567,033        17,293         1,187        583,139
  States, territories and possessions                                2,097,245       106,740         4,276      2,199,709
  Political subdivisions of states, territories and   possessions    2,808,873        95,840        13,723      2,890,990

  Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
  their political subdivisions                                       6,238,798       198,038        59,040      6,377,796
  Industrial and miscellaneous                                       2,131,179        58,156        60,621      2,128,714
---------------------------------------------------------------------------------------------------------------------------
     TOTAL BONDS, AS OF DECEMBER 31, 2010                         $ 15,148,888   $   491,732    $  147,478   $ 15,493,142
===========================================================================================================================

At December 31, 2011 the Company held hybrid securities with a fair value of $53,235 and carrying value of $52,281. At December 31, 2010 the fair value was $74,956 and the carrying value was $66,182. These securities are included in Industrial and miscellaneous.



--------------------
* Includes bonds with NAIC designation of 3 to 6 that are reported at the lower of amortized cost or fair value. As of December 31, 2011 and 2010, the carrying value of those bonds amounted to $318,273 and $136,966, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The carrying values and fair values of bonds at December 31, 2011, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.


-----------------------------------------------------------------------
                                             CARRYING
                                              VALUE*       FAIR VALUE
-----------------------------------------------------------------------
Due in one year or less                   $     470,555  $     472,304
Due after one year through five years         8,273,233      8,731,654
Due after five years through ten years        3,340,837      3,562,914
Due after ten years                           1,691,587      1,800,924
Structured securities                         3,985,512      3,936,226
-----------------------------------------------------------------------
 TOTAL BONDS                              $  17,761,724  $  18,504,022
=======================================================================


Proceeds from sales and gross realized gains and gross realized losses were as follows:


FOR THE YEARS ENDED DECEMBER 31,             2011                         2010                        2009
----------------------------------------------------------------------------------------------------------------------
                                                    EQUITY                     EQUITY                      EQUITY
                                      BONDS       SECURITIES       BONDS      SECURITIES      BONDS      SECURITIES
-------------------------------------------------------------  --------------------------- ---------------------------
Proceeds from sales               $   3,979,210  $   104,040   $  4,652,824  $  1,078,800  $  3,921,920  $  1,636,318
Gross realized gains                    168,725       14,425         99,350       536,459        36,760       628,427
Gross realized losses                    (9,904)        (363)       (28,656)      (15,017)      (46,196)     (225,886)
----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The cost, fair value and carrying value of the Company's common and preferred stocks as of December 31, 2011 and 2010 are set forth in the table below:

                                       DECEMBER 31, 2011
----------------------------------------------------------------------------------
                        COST OR     GROSS       GROSS
                      AMORTIZED   UNREALIZED  UNREALIZED     FAIR      CARRYING
                         COST       GAINS       LOSSES       VALUE       VALUE
----------------------------------------------------------------------------------
Common stocks:
 Affiliated           $   40,792  $   21,832  $    5,602  $   57,022  $   57,022
 Non-affiliated           22,561       6,312       1,632      27,241      27,241
----------------------------------------------------------------------------------
  TOTAL               $   63,353  $   28,144  $    7,234  $   84,263  $   84,263
==================================================================================

Preferred stocks:
 Non-affiliated       $        -  $        -  $        -  $        -  $        -
----------------------------------------------------------------------------------
  TOTAL               $     -     $     -     $     -     $    -      $     -
==================================================================================


                                      DECEMBER 31, 2010
----------------------------------------------------------------------------------
                        COST OR      GROSS      GROSS
                       AMORTIZED  UNREALIZED  UNREALIZED    FAIR       CARRYING
                         COST        GAINS      LOSSES      VALUE       VALUE
----------------------------------------------------------------------------------
Common stocks:
 Affiliated           $  339,955  $   33,987  $   16,219  $  357,723   $ 357,723
 Non-affiliated           31,198       8,867         328      39,737      39,737
----------------------------------------------------------------------------------
  TOTAL               $  371,153  $   42,854  $   16,547  $  397,460   $ 397,460
==================================================================================

Preferred stocks:
 Non-affiliated       $   79,211  $   11,675  $        -  $   90,886   $  90,886
----------------------------------------------------------------------------------
  TOTAL               $   79,211  $   11,675  $    -      $   90,886   $  90,886
==================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The fair value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2011 and 2010 is set forth in the table below:

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER            TOTAL
----------------------------------------------------------------------------------------------------------------
                                   FAIR      UNREALIZED        FAIR     UNREALIZED       FAIR        UNREALIZED
   DESCRIPTION OF SECURITIES       VALUE       LOSSES          VALUE      LOSSES         VALUE         LOSSES
---------------------------------------------------------   -----------------------   --------------------------
As of December 31, 2011:
  U. S. governments             $   101,528  $       30     $        -  $       -     $    101,528  $       30
  All other governments             125,873       2,625         16,280      1,273          142,153       3,898
  Political subdivisions of
  states, territories and
  possessions                        25,592         352              -          -           25,592         352
  Special revenue                   295,154         427         53,323      9,726          348,477      10,153
  Industrial and miscellaneous    2,107,765     120,975        274,131     34,537        2,381,896     155,512
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS                     2,655,912     124,409        343,734     45,536        2,999,646     169,945
  -------------------------------------------------------   -----------------------   --------------------------
  Affiliated                              -           -         20,584      5,602           20,584       5,602
  Non-affiliated                      4,075       1,328              -        304            4,075       1,632
  -------------------------------------------------------   -----------------------   --------------------------
  Common stock                        4,075       1,328         20,584      5,906           24,659       7,234
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL STOCKS                        4,075       1,328         20,584      5,906           24,659       7,234
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS AND STOCKS        $ 2,659,987  $  125,737     $  364,318  $  51,442     $  3,024,305  $  177,179
  =======================================================   =======================   ==========================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


                                  LESS THAN 12 MONTHS         12 MONTHS OR LONGER             TOTAL
----------------------------------------------------------------------------------------------------------------
                                   FAIR      UNREALIZED        FAIR     UNREALIZED       FAIR      UNREALIZED
   DESCRIPTION OF SECURITIES       VALUE       LOSSES          VALUE      LOSSES         VALUE       LOSSES
---------------------------------------------------------   -----------------------   --------------------------
As of December 31, 2010:
  U. S. governments             $   349,766  $    8,631     $      -    $     -       $    349,766  $     8,631
  All other governments             117,994       1,187            -          -            117,994        1,187
  States, territories and
  possessions                       255,356       4,276            -          -            255,356        4,276
  Political subdivisions of
  states, territories and
  possessions                       661,980      13,723            -          -            661,980       13,723
  Special revenue                 1,542,522      44,779         80,600     14,261        1,623,122       59,040
  Industrial and miscellaneous      672,482      59,489          6,933      1,132          679,415       60,621
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS                     3,600,100     132,085         87,533     15,393        3,687,633      147,478
  -------------------------------------------------------   -----------------------   --------------------------
  Affiliated                        289,975      10,694         12,200      5,525          302,175       16,219
  Non-affiliated                        338          39            -          289              338          328
  -------------------------------------------------------   -----------------------   --------------------------
  Common stock                      290,313      10,733         12,200      5,814          302,513       16,547
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL STOCKS                      290,313      10,733         12,200      5,814          302,513       16,547
  -------------------------------------------------------   -----------------------   --------------------------
  TOTAL BONDS AND STOCKS        $ 3,890,413  $  142,818     $   99,733  $  21,207     $  3,990,146  $   164,025
  =======================================================   =======================   ==========================

The Company reported write-downs on its bond investments due to OTTI in fair value of $61,446, $49,894 and $38,733 in 2011, 2010 and 2009, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $0, $33,261 and $38,827 during 2011, 2010 and 2009, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company reported the following write-downs on its joint venture and partnership investments due to an OTTI in fair value:

--------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   2011       2010       2009
--------------------------------------------------------------------------------
General Atlantic Partners 82, L.P.               $  4,427   $      -   $       -
General Atlantic Partners 80, L.P.                  4,306          -           -
TH Lee Putnam Ventures, L.P.                        4,079          -           -
Sprout IX LP                                        1,988          -           -
Advanced Technology Ventures VI, L.P.               1,894          -           -
General Atlantic Partners 74, L.P.                      -     14,793           -
NEF Kamchia Co-Investment Fund, L.P.                    -     12,803           -
General Atlantic Partners 70, L.P.                      -     11,535           -
Prides Capital Fund I LP                                -     10,778           -
RH Fund 1, L.P.                                         -      6,940           -
General Atlantic Partners 77, L.P.                      -      6,326           -
AIG Black Sea Holding, L.P. (BTC Investment)            -          -      57,728
J.C. Flowers Fund II, L.P.                              -          -      20,286
Electra European Fund II                                -          -      17,266
Capvest Equity Partners, L.P.                           -          -      13,372
Valueact Capital Partners III                           -          -       8,811
Arrowpath Fund II, L.P.                                 -          -       4,973
AZ Auto Hldgs LLC                                       -          -       4,102
Brencourt Multi-Strategy, L.P.                          -          -       3,899
AIG Private Equity Portfolio, L.P.                      -          -       3,542
Blackstone Kalix Fund L.P.                              -          -       3,179
Meritage Private Equity Fund, L.P.                      -          -       1,239
Items less than $1.0 million                          750          -       2,255
--------------------------------------------------------------------------------
 TOTAL                                           $ 17,444   $ 63,175   $ 140,652
================================================================================

Securities carried at book adjusted carrying value of $1,316,565 and $1,363,230 were deposited with regulatory authorities as required by law as of December 31, 2011 and 2010, respectively.

During 2011, 2010 and 2009, included in Net Investment Income Earned were investment expenses of $27,606, $17,034 and $11,116, respectively and interest expense of $4, $348 and $9,737, respectively.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure fair value. Such levels are:

      - Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

      - Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

      - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks and Derivatives:

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses fair values for bonds, common stocks, preferred stocks and derivatives with NAIC ratings of 3 or below where fair value is less than amortized cost. When fair values are not available, fair values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement per SSAP 100 as of December 31, 2011 and 2010:

--------------------------------------------------------------------------
                                 DECEMBER 31, 2011
--------------------------------------------------------------------------
                       Level 1       Level 2       Level 3        Total
--------------------------------------------------------------------------
Bonds                 $       -     $  80,765     $  81,990     $  162,755
Common stocks            27,241             -             -         27,241
Preferred stocks              -             -             -              -
Derivative asset              -         1,690             -          1,690
--------------------------------------------------------------------------
Total                 $  27,241     $  82,455     $  81,990     $  191,686
==========================================================================

--------------------------------------------------------------------------
                                    DECEMBER 31, 2010
--------------------------------------------------------------------------
                       Level 1       Level 2       Level 3        Total
--------------------------------------------------------------------------
Bonds                 $      -      $   3,612     $   2,904     $    6,516
Common stocks            36,311         3,426            -          39,737
Preferred stocks             -         90,886            -          90,886
Derivative liability         -         (4,250)           -          (4,250)
--------------------------------------------------------------------------
Total                 $  36,311     $  93,674     $   2,904     $  132,889
==========================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



The following table presents changes during 2011 and 2010 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2011 and 2010 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2011 and 2010.

------------------------------------------------------------------------------------------------------------------------------
                                                           Net Realized and Unrealized    Unrealized  Purchases,
                                                          Gains (Losses) Included in Net   Gains        Sales,
                   Balance                                    Investment Income and       (Losses)    Issuances,   Balance at
                 Beginning of                                Realized Capital Gains      Included in Settlements, December 31,
                     Year     Transfers In Transfers Out           (Losses)                Surplus       Net         2011
------------------------------------------------------------------------------------------------------------------------------
Bonds            $      2,904 $     72,866 $      (3,014) $                        3,686 $    (5,172) $   10,720 $      81,990
Common stocks               -            -             -                               -           -           -             -
Preferred stocks            -            -             -                               -           -           -             -
------------------------------------------------------------------------------------------------------------------------------
Total            $      2,904 $     72,866 $      (3,014) $                        3,686 $    (5,172) $   10,720 $      81,990
==============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------
                                                           Net Realized and Unrealized    Unrealized  Purchases,
                                                          Gains (Losses) Included in Net   Gains        Sales,
                   Balance                                    Investment Income and       (Losses)    Issuances,   Balance at
                 Beginning of                                Realized Capital Gains      Included in Settlements, December 31,
                     Year     Transfers In Transfers Out           (Losses)                Surplus       Net         2010
------------------------------------------------------------------------------------------------------------------------------
Bonds            $     37,738 $      2,904 $     (32,212) $                       (8,652) $    10,049 $   (6,923) $      2,904
Common stocks              -            -             -                               -            -          -             -
Preferred stocks        2,905           -          (520)                              -           438     (2,823)           -
------------------------------------------------------------------------------------------------------------------------------
Total            $     40,643 $      2,904 $     (32,732) $                       (8,652) $    10,487 $   (9,746) $      2,904
==============================================================================================================================


Other Invested Assets:

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs due diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The Company did not have other invested assets measured at fair value on a non-recurring basis as of December 31, 2011 and 2010.

Loan-Backed and Structured Securities:

There was no OTTI recorded during the year for loan-backed and structured securities due to the Company's intent to sell or its inability or lack of intent to retain such securities.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


At December 31, 2011, the Company held loan-backed and structured securities for which it had recognized credit-related OTTI based on the fact that the present value of projected cash flows expected to be collected was less than the amortized cost of the securities.

---------------------------------------------------------------------------------
         BOOK/ADJUSTED
        CARRYING VALUE
        AMORTIZED COST  PRESENT VALUE OF
        BEFORE CURRENT   PROJECTED CASH   RECOGNIZED  AMORTIZED COST
          PERIOD OTTI        FLOWS           OTTI       AFTER OTTI     FAIR VALUE
---------------------------------------------------------------------------------
        $    1,564,984  $      1,516,679  $   48,305      $ 1,516,679 $ 1,440,301
=================================================================================


At December 31, 2011 and 2010, the Company held securities with unrealized losses (fair value is less than carrying value) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

---------------------------------------------------------------------------------------------------------------
                                           DECEMBER 31, 2011
---------------------------------------------------------------------------------------------------------------
                                             Less than 12           12 Months or
                                                Months                 Longer                    Total
---------------------------------------------------------------------------------------------------------------
                                                    Unrealized              Unrealized               Unrealized
Description of Securities              Fair Value     Losses    Fair Value     Losses   Fair Value     Losses
---------------------------------------------------------------------------------------------------------------
Loan-backed and structured securities  $ 1,805,059  $  100,010  $  270,280  $   33,244  $ 2,075,339   $ 133,254
---------------------------------------------------------------------------------------------------------------
Total temporarily impaired securities  $ 1,805,059  $  100,010  $  270,280  $   33,244  $ 2,075,339   $ 133,254
===============================================================================================================


---------------------------------------------------------------------------------------------------------------
                                           DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------
                                             Less than 12           12 Months or
                                                Months                 Longer                    Total
---------------------------------------------------------------------------------------------------------------
                                                    Unrealized              Unrealized               Unrealized
Description of Securities              Fair Value     Losses    Fair Value     Losses   Fair Value     Losses
---------------------------------------------------------------------------------------------------------------
Loan-backed and structured securities  $   572,376  $   58,253  $    6,298  $    1,130  $   578,674   $  59,383
---------------------------------------------------------------------------------------------------------------
Total temporarily impaired securities  $   572,376  $   58,253  $    6,298  $    1,130  $   578,674   $  59,383
===============================================================================================================


In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2010, the Company and certain of its affiliated insurance companies purchased various series of Class A Notes from Metropolis II, LLC (Metropolis). Each series of notes issued by Metropolis are collateralized by a single asset backed security (or in one series, four asset backed securities), primarily, collateralized loan obligations.

The Class A Notes were created as part of securitization transactions during 2010, in which the collateral was transferred to Metropolis by AIG Financial Products Corp. (AIG-FP), an affiliate of the Company, through one of AIG-FP's wholly-owned subsidiaries. In exchange for the underlying collateral, AIG-FP and its wholly-owned subsidiary received cash equal in amount to the purchase price of the Class A Notes, and Class B Notes issued by Metropolis as part of the series.

The Company's and its affiliated insurance companies' participation in the purchase of Class A Notes during 2010 is as follows (par and purchase price each converted to US dollars as of the acquisition date):

COMPANY                             PAR PURCHASED    PURCHASE PRICE
National Union                     $       852,455   $        808,335
American Home                              423,421            402,213
C&I                                        275,223            261,438
Lexington Insurance Company                423,421            402,213
Chartis Select Insurance Company           275,223            261,438
                                  ------------------------------------
        Total                      $     2,249,743   $      2,135,637
                                  ====================================

Of the thirteen Class A Notes issued by Metropolis and purchased by the Company and its affiliates, eight series are denominated in euros, the same currency as the collateral underlying that series. The Company and each of the affiliated insurance companies participating in the transactions entered into cross-currency swaps with AIG Markets, Inc. to hedge the foreign currency risk associated with the euro-denominated Class A Notes.

Pursuant to the Company's cross-currency swaps, the Company will periodically make payments in euros in exchange for a receipt of a payment in US dollars on fixed dates and fixed exchange rates. The Company is therefore exposed under this type of contract to fluctuations in value of the swaps due to changes in exchange rates. This exposure in the value of euro payments offsets the Company's exposure to changes in the value of euro receipts on the Metropolis Class A Notes discussed above.

Credit Risk: The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements: The Company is not subject to collateral requirements on the cross-currency swaps. On swap payment dates, the Company is required to make a payment in euros equal to the amount of euros physically received on the Metropolis Class A Notes.

The Company has determined that the cross-currency swaps do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, entitled Accounting for Derivative Instruments and Hedging Transactions. As a result, the Company's swap agreements are accounted for at fair value and the changes in fair value are recorded as unrealized gains or unrealized losses in the Statements of Operations and Changes in Capital and Surplus.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



The initial notional amount of each swap matched the par amounts of Class A Notes purchased. The notional amount on these swaps reduces over time, to match reductions in the par amounts of the related Class A Notes owned by the Company and its affiliates (e.g., resulting from principal repayments or sales). The aggregate outstanding notional amount of the swaps as of December 31, 2011 and 2010 was EUR 1,080,300 and EUR 1,252,015, respectively.

The following table summarizes the realized and unrealized capital gains or losses, the notional amount and the fair value of the cross-currency swaps held by the Company and its affiliates as of and for the years ended December 31, 2011 and 2010:

                                     AS OF DECEMBER 31, 2011        YEAR ENDED DECEMBER 31, 2011
                                  ---------------------------    ------------------------------------
                                    OUTSTANDING                                         UNREALIZED
                                      NOTIONAL      ESTIMATED    REALIZED CAPITAL     CAPITAL GAINS /
                                       AMOUNT      FAIR VALUE    GAINS / (LOSSES)        (LOSSES)
                                  ---------------------------    ------------------------------------
COMPANY
National Union                    EUR   434,192    $    2,509    $         (7,961)    $         2,509
American Home                           195,790         1,690              (4,985)              1,690
C&I                                     127,264         1,148              (2,789)              1,148
Lexington Insurance Company             195,790         1,690              (4,291)              1,690
Chartis Select Insurance Company        127,264         1,148              (2,789)              1,148
                                  -------------------------------------------------------------------
        Total                     EUR 1,080,300    $    8,185    $        (22,815)    $         8,185
                                  ===================================================================

                                    AS OF DECEMBER 31, 2010         YEAR ENDED DECEMBER 31, 2010
                                  ---------------------------    -------------------------------------
                                    OUTSTANDING                                         UNREALIZED
                                     NOTIONAL       ESTIMATED    REALIZED CAPITAL     CAPITAL GAINS /
                                      AMOUNT       FAIR VALUE    GAINS / (LOSSES)        (LOSSES)
                                  ---------------------------    -------------------------------------
COMPANY
National Union                    EUR   493,005    $  (11,263)   $          2,580     $       (11,263)
American Home                           230,003        (4,250)                913              (4,250)
C&I                                     149,502        (2,762)                593              (2,762)
Lexington Insurance Company             230,003        (4,250)                913              (4,250)
Chartis Select Insurance Company        149,502        (2,762)                593              (2,762)
                                  --------------------------------------------------------------------
        Total                     EUR 1,252,015    $  (25,287)   $          5,592     $       (25,287)
                                  ====================================================================


Securities Lending

During the third quarter of 2011, the Company entered into financing transactions using municipal bonds to support statutory capital by generating taxable income. In these transactions, certain available for sale high grade municipal bonds were loaned to counterparties, primarily commercial banks and brokerage firms, who receive the tax-exempt income from the bonds. No foreign securities are loaned. In return, the counterparties are required to pay the Company an income stream equal to the bond coupon of the loaned securities, plus a fee. To secure their borrowing of

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


the securities, counterparties are required to post liquid collateral (such as high quality fixed maturity securities and cash) equal to at least 102 percent of the fair value of the loaned securities to third-party custodians for the Company's benefit in the event of default by the counterparties. The collateral is maintained in a third-party custody account and is trued-up daily based on daily fair value measurements from a third-party pricing source. If at any time the fair value of the collateral, inclusive of accrued interest thereon, falls below 102 percent of the fair value of the securities loaned, the Company can demand that the counterparty deliver additional collateral to restore the initial 102 percent collateral requirement. The Company is contractually prohibited from reinvesting any of the collateral it received, including cash collateral, for its securities lending activity. Accordingly, the securities lending collateral is not reported on the Company's balance sheet in accordance with SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). The Company has not pledged any of its assets as collateral. Consequently, the collateral is considered "off balance sheet". The aggregate amount of collateral received as of December 31, 2011, inclusive of accrued interest, is $953,661. The aggregate fair value of securities on loan is $919,879.


NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2011, 2010 and 2009 is set forth in the table below:

------------------------------------------------------------------------------------------------
                                                       2011             2010           2009
------------------------------------------------------------------------------------------------

RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR    $  14,383,093   $  13,482,501   $  13,268,600

Incurred losses and LAE related to:

 Current accident year                                4,293,428       4,074,495       4,528,746

 Prior accident years                                   250,641       1,904,603         939,381
------------------------------------------------------------------------------------------------

  TOTAL INCURRED LOSSES AND LAE                       4,544,069       5,979,098       5,468,127
------------------------------------------------------------------------------------------------

Paid losses and LAE related to:

 Current accident year                               (1,368,553)     (1,206,965)     (1,426,132)

 Prior accident years                                (5,092,095)     (3,871,541)     (3,828,094)
------------------------------------------------------------------------------------------------

  TOTAL PAID LOSSES AND LAE                          (6,460,648)     (5,078,506)     (5,254,226)
------------------------------------------------------------------------------------------------

RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,   $  12,466,514   $  14,383,093   $  13,482,501
================================================================================================


During 2011, the Company ceded $1,876,693 of its net asbestos and Excess Workers Compensation reserves to Eaglestone Reinsurance Company (Eaglestone) resulting in a decrease to net reserves. For 2011, the Company reported adverse loss and LAE reserve development of $250,641, including accretion of loss reserve discount, of $37,629. The adverse development was mostly attributable to Primary Casualty, Specialty Workers Compensation, and the Environmental classes of business partially offset by favorable development of Financial Lines and Excess Casualty classes of business. Catastrophe losses of $168,280 were also included in the Company's incurred losses and LAE. As

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


discussed in Note 5, the restructure of the foreign branch operations resulted in a decrease of $44,666 of the reserves during 2011.

Following completion of its 2010 annual comprehensive loss reserve review, the Company recorded a $1,506,600 reserve charge for the fourth quarter of 2010 to strengthen loss reserves, reflecting adverse development on prior accident years in classes of business with long reporting tails. Four classes -- Asbestos, Excess Casualty, Excess Workers' Compensation, and primary Workers' Compensation -- comprise approximately 80 percent of the total charge. The majority of the reserve strengthening relates to development in accident years 2005 and prior. These adjustments reflected management's current best estimate of the ultimate value of the underlying claims. These liabilities are necessarily subject to the impact of future changes in claim severity and frequency, as well as numerous other factors. Although the Company believes that these estimated liabilities are reasonable, because of the extended period of time over which such claims are reported and settled, the subsequent development of these liabilities in future periods may not conform to the assumptions inherent in their determination and, accordingly, may vary materially from the amounts previously recorded. To the extent actual emerging loss experience varies from the current assumptions used to determine these liabilities, they will be adjusted to reflect actual experience. Such adjustments, to the extent they occur, will be reported in the period recognized. AIG continues to monitor these liabilities and will take active steps to mitigate future adverse development. Additionally, during 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty Insurance Company (Chartis Specialty) resulting in a net decrease in reserves of $1,180,170, offset by an increase of $794,667 from its commutation of a multi-year reinsurance agreement with American International Reinsurance Company, Ltd. (AIRCO). Refer to Note 6.

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers' Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development in Directors & Officers liability and other classes of business offset adverse development in the Company's Excess Casualty business. The adverse development in Excess Casualty was primarily related to accident years 2003 and prior.

The Company and some of its affiliates have continued their strategy that started in 2010 to improve the allocation of their reinsurance between traditional reinsurance markets and capital markets. As part of this strategy, they have secured $1.45 billion in protection for U.S. hurricanes and earthquakes through three separate catastrophe bond transactions. In 2011, they secured $575 million in a bond transaction and in 2010, $875 million through two separate bond transactions. These bond transactions in 2011 and 2010 reduced net premiums written by approximately $72,420 and $74,788, respectively.

As of December 31, 2011, 2010 and 2009, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $176,259, $169,676 and $166,812, respectively. In addition, as of December 31, 2011 and 2010, the Company recorded $0 and $50,400, respectively, of salvage from a related party, as a direct reduction of outstanding reserves.

As of December 31, 2011, 2010 and 2009, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,970,806, $4,364,556 and $5,336,235, respectively (exclusive of inter-company pooling).

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------



ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's  environmental exposure arises from the sale of general liability,
product  liability  or  commercial  multi  peril  liability  insurance,   or  by
assumption of reinsurance within these lines of business.

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The  Company's  asbestos  and  environmental   related  loss  and  LAE  reserves
(including case & IBNR reserves) for the year ended December 31, 2011, 2010 and 2009, gross and net of reinsurance credits, are as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
--------------------------------------------------------------------------------- ---------------------------------------
Direct :

Loss and LAE reserves, beginning of year   $ 1,536,426  $   890,649  $   905,283   $    67,916  $    88,550  $   105,450

 Incurred losses and LAE                       (56,328)     818,692      175,575         8,700        5,138       (3,738)

 Calendar year paid losses and LAE            (129,292)    (172,915)    (190,209)      (20,768)     (25,772)     (13,162)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $ 1,350,806  $ 1,536,426  $   890,649   $    55,848  $    67,916  $    88,550
================================================================================= =======================================

Assumed:

Loss and LAE reserves, beginning of year   $   154,386  $    85,957  $    86,374   $     5,476  $     5,744  $     5,077

 Incurred losses and LAE                        26,780       87,026       (1,517)        1,379        1,066          856

 Calendar year paid losses and LAE             (19,442)     (18,597)       1,100        (1,227)      (1,334)        (189)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $   161,724  $   154,386  $    85,957   $     5,628  $     5,476  $     5,744
================================================================================= =======================================

Net of reinsurance:

Loss and LAE reserves, beginning of year   $   733,373  $   393,257  $   414,790   $    41,696  $    48,761  $    57,647

 Incurred losses and LAE                        46,614      422,050       54,172         8,388        6,963        1,800

 Calendar year paid losses and LAE            (779,987)     (81,934)     (75,705)      (11,497)     (14,028)     (10,686)
--------------------------------------------------------------------------------- ---------------------------------------

LOSS AND LAE RESERVES, END OF YEAR         $         -  $   733,373  $   393,257   $    38,587  $    41,696  $    48,761
================================================================================= =======================================


The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
---------------------------------------------------------------------------------  --------------------------------------
Direct basis                               $   860,891  $ 1,127,844  $   503,724   $     8,937  $    17,850  $    29,091
Assumed reinsurance basis                      101,277      118,402       41,926           410          394          520
Net of ceded reinsurance basis                       -      552,119      221,716         4,491        8,548       14,070


The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                                      ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
-------------------------------------------------------------------------------------------------------------------------

                                               2011         2010         2009          2011        2010         2009
-------------------------------------------------------------------------------------------------------------------------
Direct basis                               $    98,454  $   125,316  $    55,969   $     3,830  $     7,650  $    12,468
Assumed reinsurance basis                        9,322        7,659        7,009            91           87          164
Net of ceded reinsurance basis                       -       55,849       26,985         3,588        3,582        5,971


Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2011 are

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


adequate as they are based on known facts and current law. The Company continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.


Asbestos Loss Portfolio Transfer

On March 31, 2011, the Company and certain other Chartis affiliated insurers (collectively, the Chartis Reinsureds) entered into a loss portfolio transfer reinsurance agreement (Asbestos Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone. Under the Asbestos Reinsurance LPT, the Chartis Reinsureds transferred all of their net (net of discount and net of external reinsurance) U.S. asbestos liabilities to Eaglestone. The Chartis Reinsureds made a payment of $2,790,351 to Eaglestone (representing the net carrying value of their asbestos reserves) and Eaglestone agreed to provide coverage up to an aggregate limit of $5,000,000 on the assumed asbestos portfolio. The share of the net reserves (and payment) assumed by Eaglestone from each of Chartis Reinsureds is presented below.

Eaglestone and the Chartis Reinsureds received the required regulatory approvals to enter into the Asbestos Reinsurance LPT. The transaction closed and settled on May 13, 2011. Eaglestone and the Chartis Reinsureds recorded the transaction as prospective reinsurance in accordance with SSAP 62R.

On June 17, 2011, Eaglestone and the Chartis Reinsureds completed a transaction, effective as of January 1, 2011, with National Indemnity Company (NICO), a subsidiary of Berkshire Hathaway Inc., under which the bulk of the Chartis Reinsureds' U.S. asbestos liabilities that were assumed by Eaglestone under the Asbestos Reinsurance LPT were transferred through a reinsurance agreement by Eaglestone to NICO. The transaction with NICO covers potentially volatile U.S.-related asbestos exposures. The NICO transaction does not cover asbestos accounts that the Chartis reinsureds believe have already been reserved to their limit of liability or certain other ancillary asbestos exposures of Chartis affiliates.

In addition to its assumption of the subject asbestos liabilities and as included as part of its liability under the reinsurance agreement with Eaglestone, NICO assumed the collection risk on the Chartis Reinsureds' third party reinsurance recoverables with respect to the asbestos reserves NICO assumed. With the concurrence of the NY DFS, the Company's provision for reinsurance recoverable both paid and unpaid has been reduced by $82,034 to reflect the transfer to an authorized reinsurer of the collection risk on certain of the Chartis companies' asbestos related third party reinsurance recoverables. This credit is reflected in the "Other allowed offset items" column of the Schedule of Reinsurance of the Company's 2011 Annual Statement.

Excess Workers' Compensation Loss Portfolio Transfer

On March 31, 2011, the Admitted Pool members entered into a loss portfolio transfer agreement (Excess Workers' Compensation Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone to transfer $2,720,102 of net excess workers' compensation liabilities to Eaglestone on a funds withheld basis. Eaglestone established an initial funds withheld asset in the aggregate of $2,720,102 and agreed to provide coverage up to an aggregate limit of $5,500,000 on the assumed exposures. Eaglestone will earn interest of 4.25 percent per annum on the funds withheld balance. The Company's funds held balance including accrued interest was $1,071,268 at December 31, 2011. This

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


was considered a non cash transaction in the statement of cash flow.

The share of the net reserves assumed by Eaglestone from each of the Chartis Reinsureds is presented below.


----------------------------------------------------------------------------------------

                                          ASBESTOS LOSS  EXCESS WORKERS'
COMPANY                                      TRANSFER      COMPENSATION       TOTAL
----------------------------------------------------------------------------------------

ADMITTED POOL COMPANIES:
    National Union                        $     827,363  $       927,266  $   1,754,629
    American Home                               783,818        1,092,875      1,876,693
    C&I                                         239,500          333,934        573,434
    Chartis PC                                  108,863          122,009        230,872
    New Hampshire                               108,863          122,009        230,872
    ISOP                                        108,863          122,009        230,872
                                         -----------------------------------------------
TOTAL ADMITTED POOL COMPANIES             $   2,177,270  $     2,720,102  $   4,897,372
                                         ===============================================

SURPLUS LINES POOL COMPANIES:
    Lexington Insurance Company           $     261,997  $             -  $     261,997
    Chartis Select Insurance Company             67,370                -         67,370
    Chartis Specialty Insurance Company          37,428                -         37,428
    Landmark Insurance Company                    7,486                -          7,486
                                         -----------------------------------------------
TOTAL SURPLUS LINES POOL COMPANIES        $     374,281  $             -  $     374,281
                                         ===============================================

CHARTIS INTERNATIONAL
    Chartis Overseas Ltd.                 $     212,400  $             -  $     212,400
    Other                                        26,400                -         26,400
                                         -----------------------------------------------
TOTAL CHARTIS INTERNATIONAL               $     238,800  $             -  $     238,800
                                         ===============================================
                                         -----------------------------------------------
GRAND TOTAL                               $   2,790,351  $     2,720,102  $   5,510,453
                                         ===============================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 5 - RELATED PARTY TRANSACTIONS

A.    ADMITTED POOLING AGREEMENT

      The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the Japan branch of the Company) to National Union (the lead pooling participant). In turn, each pooling participant receives from National Union their percentage share of the pooled business.

      The Company's share of the pool is 36.0 percent. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in Note 1.

B.    CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

      AIG formed the Association; a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements with the NY DFS that have been prepared in accordance with NY SAP.

      At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the Admitted Pooling Agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

      --------------------------------------------------------- -------------- -------------------
                                                                  INITIAL         PARTICIPATION
                                                    NAIC CO.   PARTICIPATION   PERCENT SPECIFIC TO
      MEMBER COMPANY                                  CODE       PERCENT            JAPAN RISK
      --------------------------------------------------------------------------------------------

      Chartis Overseas Limited                           -         67.0%               85.0%
      Admitted Pool member companies, as follows:        -         33.0%               15.0%
        New Hampshire                                 23841        12.0%               10.0%
        National Union                                19445        11.0%                5.0%
        The Company                                   19380        10.0%                0.0%

      ============================================================================================

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      In accordance with the Admitted Pooling Agreement, the Admitted Pool member companies' participation in the Association is pooled among all Admitted Pool members proportional to their participation in the Admitted Pool. The Company's participation in the Association after the application of its participation in the Admitted Pooling Agreement has been presented in the accompanying financial statements as follows:


      --------------------------------------------------------------------------
      AS OF DECEMBER 31,                                   2011        2010
      --------------------------------------------------------------------------

      Assumed reinsurance premiums receivable          $   119,334  $    75,852
      Funds held by ceding reinsurers                       41,702       12,478
      Reinsurance recoverable                               34,065       42,074
      Equities in underwriting pools and associations      266,934      544,719
      --------------------------------------------------------------------------
      TOTAL ASSETS                                     $   462,035  $   675,123
      --------------------------------------------------------------------------

      Loss and LAE reserves                            $   524,705  $   564,889
      Unearned premium reserves                            206,983      233,080
      Funds held                                            10,157       13,038
      Ceded balances payable                                48,337       61,292
      Assumed reinsurance payable                           53,519       44,085
      --------------------------------------------------------------------------
      TOTAL LIABILITIES                                $   843,701  $   916,384
      --------------------------------------------------------------------------

      TOTAL SURPLUS                                    $  (381,666) $  (241,261)
      ==========================================================================

      As of December 31, 2011, the Association reported an asset of $2,401,126 representing the value of subsidiaries and affiliated entities (SCAs). As of December 31, 2011, Chartis Europe S.A. represented $1,748,890 and Chartis UK Holdings represented $542,447, respectively of this total SCA asset.

      The Company's reporting of its interest in the Association's SCA entities is consistent with the reporting of its interest in the Association and the Admitted Pooling Agreement. At December 31, 2011, the Company's interest in the Association's SCA entities was $285,254 and has been reported as a component of Equities in Underwriting Pools and Associations.

      As part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, Chartis continued to restructure the foreign branch operations of the Admitted Pool members. Generally, the results of these foreign branch operations, with the exception of the Company's Japan and former Canadian branches, have historically been reported as part of the operations of the Association by its member companies consistent with the accounting for the Admitted Pooling Agreement, the Admitted Pool. The U.S. member companies of the Association pooled their 33 percent participation with the remaining members of the Admitted Pool.

      On January 1, 2011, the Company transferred the existing business of its Singapore Branch to Chartis Singapore Insurance PTE Ltd. (Chartis Singapore) an indirect wholly owned subsidiary of Chartis International, LLC. The Company also transferred the in force business of its Australia
      and  New  Zealand   branches  to  new  legal  entities

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      formed in those jurisdictions, effective March 1, 2011 and December 1, 2011 respectively. With an effective date of December 1, 2011, the Company also transferred the in force business of its Cyprus and Malta branches to newly formed branches of Chartis Insurance UK Limited (Chartis UK). New Hampshire transferred its in force business of its Philippines branch to Chartis Philippines Insurance Inc., a subsidiary of Chartis Singapore, effective December 1, 2011.

      On December 1, 2011, Chartis Insurance Ireland Limited (CIIL) merged into Chartis UK (n/k/a Chartis Europe Limited). Upon merger, business previously written by CIIL will be written by a newly registered Irish branch of Chartis UK. In connection with this restructuring, certain inter-company reinsurance agreements between CIIL and the Association members were novated to Chartis UK Ireland Branch and repaneled. On that same date, Chartis UK Ireland Branch entered into a quota share and a combined working and catastrophe excess of loss reinsurance agreement directly with the Association members.

      During  2011,  the  largest   restructuring   were  completed  at  Chartis
      Singapore, the Australia branch and the Hong Kong branches. These branches had total assets of $2,315,692 and liabilities of $1,322,618.

      Effective December 1, 2010, the in force business of the Hong Kong branches of National Union, the Company and New Hampshire was transferred to Chartis Insurance Hong Kong Limited, a subsidiary of Chartis Overseas Limited, under Section 25D of the Hong Kong Insurance Companies Ordinance. Consistent with the 2011 transactions, this transaction was recorded by the Admitted Pool members in calendar year 2011 with the approval of the New York and Pennsylvania Insurance Departments.

      The Association's fiscal year end is November 30th. Although the fiscal year end for the members of the Admitted Pool is December 31, their financial statements have historically and consistently reported the results of their participation in the Association as of the Association's fiscal year end. In order to achieve consistency in their financial reporting, the Admitted Pool members have received approval from the NY DFS and Pennsylvania Insurance Department to record the above referenced December 1, 2011 restructuring activities, including the reinsurance transactions associated with the restructuring of Chartis Ireland operations, in their 2012 statutory financial statements. These transactions are not expected to have a material impact on the Company's financial statements.


C.    GUARANTEE ARRANGEMENTS

      The Company issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities of any kind arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 11.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2011 and 2010, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                        AFFILIATE               CARRYING VALUE     CHANGE IN
                                                        OWNERSHIP  ACTUAL COST  AT DECEMBER 31,  CARRYING VALUE
      AFFILIATED COMMON STOCK INVESTMENTS                PERCENT      2011          2011              2011
      ----------------------------------------------------------------------------------------------------------
      AIU Brasil Affiliate                                100.0%   $       408  $           476  $       (1,771)
      Chartis Non Life Holding Company (Japan), Inc.        0.0%            -                -         (289,975)
      AIG Mexico Industrial, L.L.C.  (a)                    0.0%            -                -          (10,954)
      American International Realty Corporation            31.5%        14,198           35,962          (6,385)
      Pine Street Real Estate Holdings Corporation         31.5%         5,209            2,362             227
      Eastgreen, Inc.                                      13.8%        20,977           18,222           8,157
      ----------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS - AFFILIATES                            $    40,792  $        57,022  $     (300,701)
      ==========================================================================================================

      (a)   The Company's interest was sold on July 29, 2011.

      ----------------------------------------------------------------------------------------------------------
                                                        AFFILIATE               CARRYING VALUE     CHANGE IN
                                                        OWNERSHIP  ACTUAL COST  AT DECEMBER 31,  CARRYING VALUE
      AFFILIATED COMMON STOCK INVESTMENTS                PERCENT      2010          2010              2010
      ----------------------------------------------------------------------------------------------------------
      Chartis Non Life Holding Company (Japan), Inc.(c)   100.0%   $   300,384  $       289,975  $      210,017
      AIU Brasil Affiliate                                100.0%           408            2,247             155
      AIG Mexico Industrial, L.L.C.                        49.0%         6,981           10,954             567
      American International Realty Corporation            31.5%        14,169           42,347          21,723
      Pine Street Real Estate Holdings Corporation         31.5%         5,209            2,135             (58)
      Eastgreen, Inc.                                      13.4%        12,804           10,065             138
      Fuji Fire and Marine Insurance Company  (c)           2.8%            -                -          (12,180)
      ----------------------------------------------------------------------------------------------------------
       TOTAL COMMON STOCKS - AFFILIATES                            $   339,955  $       357,723  $      220,362
      ==========================================================================================================

      (c) The Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of Chartis Non Life Holding Company (Japan), Inc.

      On August 4, 2011, the Company closed a transaction in which it sold its interest in Chartis Non-Life Holding Company (Japan), Inc., an
      intermediate holding company whose primary asset consisted of approximately 38.6 percent of the common stock of Fuji Japan, to Chartis Pacific Rim Holdings, L.L.C, also a subsidiary of Chartis International, LLC, for approximately $433,600. The Company realized a capital gain of $133,220 and incurred a tax expense of $46,627 on this transaction. The tax liability was relieved through a deemed capital contribution.

      In 2010, the Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of Chartis Non Life Holding Company (Japan) Inc.

      Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      traded affiliates which are based on quoted fair values, less a discount as prescribed by NAIC SAP (see Note 1).

      The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0 percent. As of December 31, 2011 and 2010, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0 percent amounted to $566,665 and $802,931, respectively.


E.    RESTRUCTURING

      DOMESTIC OPERATIONS

      As discussed in Note 6, effective January 1, 2010 and April 1, 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty and a multi-year reinsurance agreement with AIRCO, respectively. The Company recorded its share of these transactions based upon its stated pool percentage.

      Effective  October  7, 2010,  National  Union  Fire  Insurance  Company of
      Louisiana (NULA), Audubon Insurance Company (Audubon Insurance) and Audubon Indemnity Company (Audubon Indemnity) were merged with and into National Union. National Union is the surviving company and has assumed all of the existing obligations of the merged companies. The mergers were recorded as of October 1, 2010 with the approval of the Pennsylvania Insurance Department. As a result of the merger, National Union's total assets increased by $55,529; total liabilities increased by $4,901; gross paid in and contributed capital increased by $7,130; and unassigned surplus increased by $43,498. The increase to National Union's post-merger surplus is net of eliminations of $1,541 that is primarily related to the provision for reinsurance $1,308. This item is presented as Other Surplus Adjustments in National Union's Statement of Operations and Changes in Capital and Surplus. The other members of the Admitted Pool settled with National Union and recorded their proportionate share in accordance with the pooling agreement. With the approval of National Union's domiciliary regulator, none of the prior years' results or historical schedules have been restated for the merger. The transaction was accounted for as a statutory merger. National Union did not issue any new shares of stock as a result of the merger.

      On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continued to own 9,193 common shares of TRH, representing approximately 13.9 percent of TRH's common shares issued, which were sold in March 2010. The Company had previously owned 33.2 percent of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility, except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock. During 2010, the Company sold all but one hundred of the remaining shares of TRH and realized a profit of $463,417.

      Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S., Inc. as consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S., Inc. not subject to this sale ("Chartis U.S., Inc. companies"). The PCG business written by Chartis U.S., Inc. companies was ceded 100 percent to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50 percent quota share to National Union. The Admitted Pool members participated in this business assumed by National Union at their stated pool percentages.

      In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S., Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

            1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50 percent of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

            2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

            3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S., Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

      Following these transactions the Chartis U.S., Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

      The Chartis U.S., Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S., Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

      Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


received by the Chartis U.S., Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

FOREIGN OPERATIONS

Pursuant to a tender offer that expired on March 24, 2011, Chartis Japan Capital Company, LLC (CJCC), a newly formed subsidiary of National Union, acquired 43.59 percent of the outstanding shares of Fuji Fire and Marine Insurance Company, Limited (Fuji Japan). As a result of this transaction, as of March 31, 2011, Chartis owned 98.4 percent of Fuji Japan's outstanding voting shares. In a transaction that closed on August 4, 2011, National Union sold its interest in CJCC to Chartis Japan Holdings, LLC, a subsidiary of Chartis International, LLC, for approximately $586,800. Additionally, on the same date, the Company closed a transaction in which it sold its interest in Chartis Non-Life Holding Company (Japan), Inc., an intermediate holding company whose primary asset consisted of approximately 38.6 percent of the common stock of Fuji Japan, to Chartis Pacific Rim Holdings, L.L.C, also a subsidiary of Chartis International, LLC, for approximately $433,600. Chartis' total ownership of Fuji Japan has not changed as a result of these transactions.


F. OTHER RELATED PARTY TRANSACTIONS

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2011 and 2010 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2011 and 2010 and all capital contributions and dividends.

                                                                               ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                                                   THE COMPANY                    THE COMPANY
------------------------------------------------------------------------------------------------------------------------------------
   DATE OF                                                                      STATEMENT
 TRANSACTION    EXPLANATION OF TRANSACTION      NAME OF AFFILIATE                VALUE    DESCRIPTION  STATEMENT VALUE  DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
  03/28/11     Purchase of securities      AIG Inc. Matched Investment Program  $ 587,841  Securities      $   587,841      Cash


  08/18/11     Purchase of securities            Chartis Select                   179,406  Securities          179,406      Cash

  08/18/11     Purchase of securities               Lexington                     747,122  Securities          747,122      Cash

  08/18/11       Sale of securities              Chartis Select                   210,304    Cash              200,294   Securities

  08/18/11       Sale of securities                 Lexington                     854,193    Cash              814,422   Securities

  03/01/11            Dividend                 Chartis U.S., Inc.                       -       -               11,448     In kind

  06/29/11            Dividend                 Chartis U.S., Inc.                       -       -               110,000      Cash

  11/01/11            Dividend                 Chartis U.S., Inc.                       -       -               16,010     In kind

  03/31/11     Return of capital (a)           Chartis U.S., Inc.                       -       -            1,020,000      Cash

  09/19/11       Return of capital             Chartis U.S., Inc.                       -       -              400,000      Cash

  06/30/11     Capital contributions           Chartis U.S., Inc.                   5,623     Cash                   -        -

   Various      Capital contributions (b)      Chartis U.S., Inc.                  57,153    In kind                 -        -

   Various      Capital contribution           Chartis U.S., Inc.                   4,605    In kind                 -        -
------------------------------------------------------------------------------------------------------------------------------------
(a) Refer immediately below this table for Eaglestone Reinsurance Company capitalization  Chartis Select: Chartis Select Insurance
                                                                                          Company
(b) Capital contributions in lieu of Tax Sharing Agreement                                Lexington: Lexington Insurance Company
------------------------------------------------------------------------------------------------------------------------------------


Funding of Eaglestone Capitalization

On March 31, 2011, National Union, the Company, and New Hampshire (Funding Participants), with the approval of the NY DFS and the Pennsylvania Insurance Department (PA DOI), returned $1,700,000 of capital to their immediate parent (Chartis U.S., Inc.) as part of a plan to capitalize Eaglestone with each of the companies contributing $510,000,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


$1,020,000 and $170,000, respectively. Eaglestone was significantly overcapitalized relative to its risk based capital target after the loss portfolio transfer was executed with NICO. Accordingly, on July 26, 2011, Eaglestone received approval from PA DOI to return $1,030,000 in cash from its gross paid-in and contributed surplus to Chartis U.S., Inc. The distribution was made to Chartis U.S., Inc. on July 27, 2011. On that same date, Chartis U.S., Inc. contributed $620,000 to National Union, $130,000 to New Hampshire, and $100,000 to Chartis PC.

                                                                 ASSETS RECEIVED BY     ASSETS TRANSFERRED BY
                                                                    THE COMPANY             THE COMPANY
-------------------------------------------------------------------------------------------------------------
   DATE OF                                                      STATEMENT              STATEMENT
 TRANSACTION    EXPLANATION OF TRANSACTION  NAME OF AFFILIATE     VALUE    DESCRIPTION  VALUE     DESCRIPTION
-------------------------------------------------------------------------------------------------------------
  02/12/10               Dividend           Chartis U.S., Inc. $         -     -       $ 300,000     Cash

  04/08/10               Dividend           Chartis U.S., Inc.           -     -           1,343     Cash

  Various       Capital contribution (a)    Chartis U.S., Inc.       5,322  In kind            -       -

  03/31/10         Capital contribution     Chartis U.S., Inc.       4,829  In kind            -       -
                  Capital contribution(b)
  12/31/10                                  Chartis U.S., Inc.   1,937,124 Receivable          -       -

  06/24/10          Sale of securities       National Union        708,005   Cash        708,005  Securities

(a)  Capital contributions in lieu of Tax Sharing agreement

(b)  Capital contribution was received on February 25, 2011


In the ordinary course of business, the Company utilizes its affiliates for data center systems, investment services, salvage and subrogation, and claims management. The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2011, 2010 and 2009 between the Company and affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2011, 2010 and 2009:

FOR THE YEARS ENDED DECEMBER 31,        2011         2010      2009
----------------------------------------------------------------------
Chartis Global Claims Services, Inc. $    250,065  $ 245,427 $ 255,941

Chartis Global Services, Inc.             272,803          -         -
----------------------------------------------------------------------
 TOTAL                               $    522,868  $ 245,427 $ 255,941
======================================================================

Effective January 1, 2011, Chartis Global Services, Inc. is the shared services organization for Chartis U.S., Inc. and Chartis International, LLC. In 2010 and 2009, the expenses were paid by other members of the Admitted Pool and allocated to the Company in accordance with the Pooling Agreement.

As of December 31, 2011 and 2010, short-term investments included amounts invested in the AIG Managed Money Market Fund of $376,438 and $1,881,287, respectively.

Federal and foreign income taxes payable to the Ultimate Parent as of December 31, 2011 and 2010 amounted to $23,930 and $60,666, respectively.

At December 31, 2011 and 2010, the amount due from/(to) National Union, as the lead company of the intercompany

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


pool, was $3,447 and $(121,756), respectively.

As of December 31, 2011 and 2010, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-------------------------------------------------------------------------------
AS OF DECEMBER 31,                                        2011          2010
-------------------------------------------------------------------------------
Balances with admitted pool companies                  $     6,325  $    31,954

Balances less than 0.5% of admitted assets                   7,005       23,175

Capital contributions receivable from Chartis U.S. Inc.          -    1,937,124
-------------------------------------------------------------------------------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES    $    13,330  $ 1,992,253
===============================================================================

Balances with admitted pool companies                  $       145  $   122,198

Balances less than 0.5% of admitted assets                  46,282       82,128
-------------------------------------------------------------------------------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES         $    46,427  $   204,326
===============================================================================

On February 23, 2011, NY SAP approved the Company's request to receive a capital contribution of $1,937,124 in cash from its parent Chartis U.S., Inc. and to reflect such contribution in its December 31, 2010 annual statement. The capital contribution was received by the Company on February 25, 2011 and reported as Receivable from Affiliate at December 31, 2010.

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962.

Refer to Notes 3, 4, 6, 7, 8, 9, 10 and 13 for other disclosures on transactions with related parties.

G.   EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, liquidity issues resulted in AIG seeking and receiving governmental support through a credit facility from the Federal Reserve Bank of New York (the FRBNY, and such credit facility, the FRBNY Credit Facility) and funding from the United States Department of the Treasury (Department of the Treasury) through the Troubled

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


Asset Relief Program (TARP).

On January 14, 2011, AIG was recapitalized (the Recapitalization) and the FRBNY Credit Facility was repaid and terminated through a series of transactions that resulted in the Department of the Treasury becoming AIG's majority shareholder with ownership of approximately 92 percent of outstanding AIG Common Stock at that time. AIG understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest over time, and AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

On May 27, 2011, AIG and the Department of the Treasury, as the selling shareholder, completed a registered public offering of AIG Common Stock. AIG issued and sold 100 million shares of AIG Common Stock for aggregate net proceeds of approximately $2.9 billion and the Department of the Treasury sold 200 million shares of AIG Common Stock. AIG did not receive any of the proceeds from the sale of the shares of AIG Common Stock by the Department of the Treasury. As a result of the sale of AIG Common Stock in this offering, the Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share (the Series G Preferred Stock) was cancelled and the ownership of the outstanding AIG Common Stock by the Department of the Treasury was reduced from approximately 92 percent to approximately 77 percent after the completion of the offering.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,               2011                         2010                         2009
-------------------------------------------------------------------------------------------------------------------
                                       WRITTEN       EARNED      WRITTEN       EARNED       WRITTEN      EARNED
-------------------------------------------------------------- ------------------------- --------------------------
Direct premiums                      $  1,327,507  $ 1,425,212 $  1,471,932  $ 1,494,653 $   2,181,231 $  2,429,839

Reinsurance premiums assumed:

 Affiliates                             6,868,230    7,283,623    6,775,226    7,113,494     7,553,633    8,250,685

 Non-affiliates                           102,880       74,710       64,497       37,427        51,887       46,888
-------------------------------------------------------------- ------------------------- --------------------------
    GROSS PREMIUMS                      8,298,617    8,783,545    8,311,655    8,645,574     9,786,751   10,727,412
-------------------------------------------------------------- ------------------------- --------------------------
Reinsurance premiums ceded:

 Affiliates                             1,403,977    1,497,360    1,574,099    1,537,046     2,624,677    3,172,378

 Non-affiliates                         1,585,708    1,604,027    1,542,184    1,459,764     1,099,681    1,200,489
-------------------------------------------------------------- ------------------------- --------------------------
    NET PREMIUMS                     $  5,308,932  $ 5,682,158 $  5,195,372  $ 5,648,764 $   6,062,393 $  6,354,545
============================================================== ========================= ==========================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2011 and 2010 with the return of the unearned premium reserve is as follows:



                                         ASSUMED REINSURANCE       CEDED REINSURANCE                 NET
-------------------------------------------------------------- ------------------------- --------------------------
                                       UNEARNED                  UNEARNED                  UNEARNED
                                       PREMIUM      COMMISSION   PREMIUM     COMMISSION     PREMIUM     COMMISSION
                                       RESERVES      EQUITY      RESERVES      EQUITY      RESERVES       EQUITY
-------------------------------------------------------------- ------------------------- --------------------------
DECEMBER 31, 2011

 Affiliates                          $  3,342,813  $   394,470 $    830,856  $   138,051 $   2,511,957 $   256,419

 Non-affiliates                            65,890        7,775      444,215       73,807      (378,325)     (66,032)
-------------------------------------------------------------- ------------------------- --------------------------
 TOTAL                               $  3,408,703  $   402,245 $  1,275,071  $   211,858 $   2,133,632   $  190,387
============================================================== ========================= ==========================

DECEMBER 31, 2010

 Affiliates                          $  3,758,923  $   421,024 $    924,159  $   129,587 $   2,834,764 $    291,437

 Non-affiliates                            37,720        4,225      462,613       64,868      (424,893)     (60,643)
-------------------------------------------------------------- ------------------------- --------------------------
 TOTAL                               $  3,796,643  $   425,249 $  1,386,772  $   194,455 $   2,409,871 $  230,794
============================================================== ========================= ==========================

                                       53

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


As of December 31, 2011 and 2010 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-----------------------------------------------------------------
                           UNEARNED  PAID LOSSES   RESERVES FOR
                            PREMIUM      AND        LOSSES AND
                           RESERVES      LAE          LAE
-----------------------------------------------------------------
December 31, 2011

 Affiliates             $   830,856  $  124,663   $  10,409,887
 Non-affiliates             444,215     272,636       2,977,082
-----------------------------------------------------------------
 TOTAL                  $ 1,275,071  $  397,299   $  13,386,969
=================================================================
December 31, 2010
 Affiliates             $   924,159  $  131,717   $  10,701,691
 Non-affiliates             462,613     301,588       3,194,427
-----------------------------------------------------------------
 TOTAL                  $ 1,386,772  $  433,305   $  13,896,118
=================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The Company's unsecured reinsurance recoverables as of December 31, 2011 in excess of 3.0 percent of its capital and surplus is set forth in the table below:

------------------------------------------------------------------------
                                                   NAIC CO.
REINSURER                                           CODE        2011
------------------------------------------------------------------------
Affiliates:
 Chartis U.S., Inc. Admitted Pool                     -     $ 8,527,665
 Eaglestone Reinsurance Company                     10651       722,458
 Chartis Overseas Ltd.                                -         548,081
 AIU Insurance Company                              19399       142,755
 American International Reinsurance Co. Ltd           -          53,151
 Lexington Insurance Company                        19437        28,535
 United Guaranty Insurance Company                  11715        23,187
 Chartis Europe S.A.                                  -           6,375
 Chartis Insurance UK Ltd                             -           5,725
 Chartis Specialty Insurance Company                26883         4,901
 Landmark Insurance Company                         35637         2,696
 US Life Ins Co of NY (F/ Amer Int Life Ass NY)     70106         2,434
 Chartis Insurance Company Of Canada                  -           1,750
 Chartis Select Insurance Company                   10932         1,718
 Other affiliates below $1.0 million                  -           4,469
------------------------------------------------------------------------
  TOTAL AFFILIATES                                           10,075,900
------------------------------------------------------------------------

Non-Affiliates:
 Swiss Re Group                                       -         232,415
 Lloyds Syndicates                                    -         223,289
 Transatlantic Group                                  -         216,955
 Munich Re Group                                      -         174,362
------------------------------------------------------------------------
  TOTAL  NON-AFFILIATES                                         847,021
------------------------------------------------------------------------
 Total affiliates and non-affiliates                        $ 10,922,921
========================================================================

During 2011, 2010 and 2009, the Company reported in its Statements of Operations statutory losses of $2,152, $135,317 and $10,863, respectively, as a result of commutations with the following reinsurers. The 2011 loss was comprised of losses incurred of $2,146 and premiums earned of $(6); the 2010 loss was comprised of losses incurred of $135,412, commissions incurred of $(98) and premiums earned of $(3); the 2009 losses were from losses incurred.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------
COMPANY                                    2011        2010       2009
--------------------------------------------------------------------------

Argonaut Midwest Insurance Company        $   1,882  $       -   $     -
American International Reinsurance
Company, Ltd. (a)                                -      131,629    10,284
Continental Casualty Company                     -        1,270        -
Reliastar Life Insurance Company                 -        1,296        -
Other reinsurers below $1 million               270       1,122       579
--------------------------------------------------------------------------
TOTAL                                     $   2,152  $  135,317  $ 10,863
==========================================================================

(a) Effective April 1, 2010, National Union commuted a multi-year reinsurance agreement with AIRCO. The commutation resulted in the members of the Admitted Pool recapturing loss and LAE reserves of $2,576,715 in exchange for consideration of $2,211,079, resulting in a loss of $365,636, which was pooled in accordance with the Admitted Pooling Agreement. The commutation was approved by the NY DFS and Pennsylvania Insurance Department. The Company recorded its share of these transactions based upon its stated pool percentage as follows:

                                       COMPANY'S POOLED
                           TOTAL          ALLOCATION
                         -----------   -----------------
Liabilities:
 Outstanding losses      $ 2,576,715   $        927,617
                         ============  =================
P&L:
 Paid losses                 365,636            131,629
                         ============  =================
 Net cash                $ 2,211,079   $        795,988
                         ============  =================


As of December 31, 2011 and 2010, the Company had reinsurance recoverables on paid losses in dispute of $102,721 and $115,859, respectively.

During 2011, 2010 and 2009, the Company recovered/(wrote off) reinsurance recoverable balances of $14,092, $(1,224) and $8,952, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2011 and 2010, the Company's premium receivable and losses payable on assumed business are as follows:

-------------------------------------------------------------------------------
                   2011                    AFFILIATE   NON-AFFILIATE   TOTAL
-------------------------------------------------------------------------------
Premiums in course of collection           $ 165,233   $ 36,933      $ 202,166

Reinsurance payable on paid loss
and loss adjustment expenses                  71,426     11,807         83,233

-------------------------------------------------------------------------------
                   2010                    AFFILIATE  NON-AFFILIATE   TOTAL
-------------------------------------------------------------------------------
Premiums in course of collection
                                           $ 146,906   $ 11,982      $ 158,888
Reinsurance payable on paid loss
and loss adjustment expenses                 150,327      4,755        155,082

The primary components of the affiliated assumed reinsurance balances summarized above, and excluding members of the Admitted Pool, relate to reinsurance agreements with the following:

                                                       2011                          2010
-------------------------------------------------------------------------------------------------------------------

                                          PREMIUMS IN   REINSURANCE PAYABLE     PREMIUMS IN    REINSURANCE PAYABLE
                                           COURSE OF   ON PAID LOSS AND LOSS     IN COURSE   ON PAID LOSS AND LOSS
                                          COLLECTION     ADJUSTMENT EXPENSES     COLLECTION    ADJUSTMENT EXPENSES
-------------------------------------------------------------------------------------------------------------------
Chartis Overseas Ltd.                     $    42,610  $              13,061    $    14,735  $              20,053
Chartis Excess Ltd.                             8,210                     36              -                      -
Lexington Insurance Co.                         7,986                 10,262         16,421                 17,730
Chartis Europe SA                               7,984                  9,237          7,544                 11,977
Chartis Insurance Company of Canada             7,179                  6,348              -                      -
Chartis Insurance UK Ltd.                       6,947                  6,679         11,225                  4,051
CA De Seguros American Intl                     5,270                  1,337              -                      -
La Meridional Compania Argentina
de Seguros S.A.                                 3,757                  1,210              -                      -
Chartis Specialty Insurance. Co.                3,195                  1,321            388                    597
National Union Ins. Co. of Vermont              2,225                  9,024             47                 15,310
Chartis Insurance Company - Puerto Rico         1,473                  1,269         10,632                    310
United Guaranty Residential Ins. Co.              461                (50,400)           245                 20,558
Chartis Australia Insurance Ltd.                    -                  4,945              -                      -
AIU Insurance Co.                              (2,539)                (3,624)        (8,361)                (8,316)

Effective January 1, 2010, Chartis Specialty Insurance Company (Chartis Specialty) commuted its quota share and stop loss reinsurance agreements with National Union. In accordance with the commutation agreement, National Union transferred cash and securities totaling $4,041,671 to Chartis Specialty. This amount was net of a ceding commission

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


of $220,094. The Company recorded its share of these transactions based upon its stated pool percentage and reported the net impact on its financial statements from these transactions as follows:

                                                     COMPANY'S POOLED
                                   TOTAL               ALLOCATION
                                 ------------        -----------------
Liabilities:

 Outstanding losses              $ 3,278,251         $     1,180,170

 Unearned premium reserves           933,787                  336,163

 Other                                49,727                   17,902
                                 ------------        -----------------
                                   4,261,765                1,534,235
                                 ------------        -----------------
P&L:
 Ceding commission                   220,094                   79,234
                                 ------------        -----------------
                                 $ 4,041,671         $       1,455,001
                                 ============        =================

NOTE 7 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2011 and 2010, the Company's deposit assets and liabilities were comprised of the following:

---------------------------------------------------------------------------
                          Deposit    Deposit     Funds Held     Funds Held
                          Assets   Liabilities    Assets      Liabilities
-----------------------------------------------  --------------------------
December 31, 2011:
 Direct                  $      -  $    97,581   $        -   $          -
 Assumed                        -           44            -              -
 Ceded                          3            -            -          4,848

----- -----------------------------------------  --------------------------
 TOTAL                   $      3  $    97,625   $        -   $      4,848
===============================================  ==========================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                         DEPOSIT    DEPOSIT     FUNDS HELD    FUNDS HELD
                                         ASSETS   LIABILITIES     ASSETS     LIABILITIES
--------------------------------------------------------------  -------------------------
December 31, 2010:
 Direct                                $       -  $   100,648   $        -   $         -
 Assumed                                       -       89,243       88,515             -
 Ceded                                       686            -            -           990
--------------------------------------------------------------  -------------------------
 TOTAL                                 $     686  $   189,891   $   88,515   $       990
==============================================================  =========================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2011 and 2010 is set forth in the table below:

                                                 2011                          2010
-----------------------------------------------------------------    ---------------------------
                                         DEPOSIT       DEPOSIT        DEPOSIT        DEPOSIT
                                         ASSETS      LIABILITIES       ASSETS       LIABILITIES
-----------------------------------------------------------------    ---------------------------
Balance at January 1                   $      686    $   189,891     $    1,595    $    178,479
 Deposit activity, including loss
 recoveries                                  (683)       (90,764)        (1,622)          8,358
 Interest income or expense, net of
 amortization of margin                        -          (1,502)           713           3,054
 Non-admitted asset portion                    -              -              -              -
-----------------------------------------------------------------    ---------------------------
BALANCE AS OF DECEMBER 31              $        3    $    97,625     $      686    $   189,891
=================================================================    ===========================

                                                 2011                          2010
-----------------------------------------------------------------    ---------------------------
                                       FUNDS HELD     FUNDS HELD     FUNDS HELD     FUNDS HELD
                                         ASSETS      LIABILITIES        ASSETS     LIABILITIES
-----------------------------------------------------------------    ---------------------------
Balance at January 1                   $   88,515    $       990     $   88,515    $         -
 Contributions                                 -           4,753             -              990
 Withdrawals                              (88,515)          (895)            -               -
 Interest                                      -              -              -               -
-----------------------------------------------------------------    ---------------------------
BALANCE AS OF DECEMBER 31              $       -     $     4,848     $   88,515    $        990
=================================================================    ===========================

In 2011, the Company determined, based on settlement of related litigation, that an assumed reinsurance deposit transaction had terminated, and the Company eliminated assumed deposit liabilities of $90,000 and related funds held assets of $88,200.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 8 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent, AIG. AIG's domestic subsidiaries can be found on Schedule Y of the Company's annual statement.

The Company is allocated U.S. federal income taxes based upon an accounting policy that was amended, effective January 1, 2010. This accounting policy provides that the Company shall reflect in its financial statements the tax liability that would have been paid by the Company if it had filed a separate federal income tax return except that Chartis, Inc. assumes the current liability (and future risks and rewards of the tax position taken) associated with the Company's unrecognized tax benefits by means of a deemed capital contribution transaction. Unrecognized tax benefits is defined as any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 -- Accounting for Uncertainty in Income Taxes (FIN 48) which would include any tax liability recorded as the result of an agreed upon adjustment with the tax authorities, except ones arising as a result of errors or omissions.

While the accounting policy described above governs the current and deferred tax recorded to the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes is governed by an intercompany tax settlement arrangement entered into with Chartis, Inc. The terms of this intercompany cash settlement arrangement are based on principles consistent with the accounting policy for allocating income tax expense or benefit to the Company above, except that:

     - Any tax realized by the Company from the creation of a deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) in which no consideration was received will be paid by the Subgroup Parent.

     - To the extent that (1) tax attributes are created outside of the normal course of business, (2) that cash benefit is received by Chartis, Inc. under its separate tax allocation agreement with Parent in advance of when the attributes are actually utilized in the AIG consolidated U.S. federal tax return, and (3) these identified tax attributes expire unused in the AIG consolidated tax return, Chartis, Inc. shall reimburse Parent for this amount and apportion such amount to the Company to the appropriate extent. The Company shall make any required reimbursements within 30 days after Chartis, Inc. receives notice from Parent. Consistent SSAP 10R principles and the Company's tax accounting policy for allocating taxes, any payment made under this provision would be accounted for as a distribution. At December 31, 2011, the Company has not generated any attributes outside of the normal course of business that could cause this provision of the agreement to become applicable.

     - In accordance with N.Y. Department of Insurance Circular Letter 1979-33, Subgroup Parent or Parent shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the consolidated tax liability of the Parent group.

The Company had a prior tax sharing agreement in place during the 2008 and 2009 years with Chartis, Inc. The key differences between the 2008/2009 tax sharing agreement and the 2010 tax sharing agreement are: (i) the Company had to pay its separate federal income tax liability without taking into account tax credits, whereas they may take into account tax credits under the 2010 tax sharing agreement; (ii) the Company did not have to pay for any tax arising from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


gains from Qualifying Transactions (which were defined as deferred intercompany gains as defined in Treas. Reg. Section 1502-13 from the sale of stock or substantially all the assets of an operating subsidiary), whereas the 2010 agreement only exempts for deferred intercompany transactions for which no consideration was received; (iii) the Company did not have to pay any tax arising from Asset Sales (which were defined in the FRBNY credit facility between AIG and the Federal Reserve), so long as the net proceeds were remitted to AIG, whereas the 2010 agreement deletes references to Asset Sales since AIG repaid its obligations to FRBNY under the credit facility and (iv) the Company was paid for the use by the Subgroup of the Company's excess attributes that were utilized by the Subgroup, but under the 2010 agreement, the Company must be able to utilize the asset on its own separate company liability basis.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from Chartis, Inc. The statutory U.S. federal income tax rate is 35 percent at December 31, 2011.

The   components   of  the   Company's   net  deferred  tax   assets/liabilities
("DTA"/"DTL") as of December 31, 2011 and 2010 are as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ---------------------------------------
 DESCRIPTION                               ORDINARY      CAPITAL        TOTAL       ORDINARY      CAPITAL        TOTAL
--------------------------------------  ----------------------------------------  ---------------------------------------

 Gross deferred tax assets               $  1,632,616  $   122,640  $  1,755,256  $  1,501,814  $   265,330  $  1,767,144
 Less statutory valuation allowance                 -            -             -       633,968      131,367       765,335
                                        ----------------------------------------  ---------------------------------------
 Adjusted gross deferred tax assets         1,632,616      122,640     1,755,256       867,846      133,963     1,001,809
 Gross deferred tax liabilities               (58,661)    (176,253)     (234,914)      (67,312)    (133,963)     (201,275)
                                        ----------------------------------------  ---------------------------------------
 Net deferred tax asset/(liabilities)       1,573,955      (53,613)    1,520,342       800,534            -       800,534
 Deferred tax assets non-admitted            (828,450)           -      (828,450)      (17,769)           -       (17,769)
                                        ----------------------------------------  ---------------------------------------
 Net admitted deferred tax assets        $    745,505  $   (53,613) $    691,892  $    782,765  $         -  $    782,765
                                        ========================================  =======================================

                                                        CHANGE
                                        ----------------------------------------
 DESCRIPTION                               ORDINARY      CAPITAL        TOTAL
--------------------------------------  ----------------------------------------

 Gross deferred tax assets               $    130,802  $  (142,690) $    (11,888)
 Less statutory valuation allowance          (633,968)    (131,367)     (765,335)
                                        ----------------------------------------
 Adjusted gross deferred tax assets           764,770      (11,323)      753,447
 Gross deferred tax liabilities                 8,651      (42,290)     (33,639)
                                        ----------------------------------------
 Net deferred tax asset/(liabilities)         773,421      (53,613)      719,808
 Deferred tax assets non-admitted            (810,681)           -      (810,681)
                                        ----------------------------------------
 Net admitted deferred tax assets        $    (37,260)   $ (53,613) $    (90,873)


The Company has elected to admit DTAs pursuant to paragraph 10.e. It recorded an increase in admitted DTAs as the result of its election to employ the provision of Paragraph 10.e. as follows:

                                                                              DECEMBER 31, 2011              DECEMBER 31, 2010
                                                                      ------------------------------ -------------------------------
  DESCRIPTION                                                           ORDINARY  CAPITAL    TOTAL    ORDINARY  CAPITAL    TOTAL
--------------------------------------------------------------------- ------------------------------ -------------------------------

  Increase in DTA from carried back losses that reverse in subsequent
 three calendar years that are carried back to recoup taxes            $       -  $     -  $       -  $       -  $     -  $       -
  Increase in DTA from the lesser of adjusted gross DTAs realizable
 within 36 months or 15% of statutory surplus                            450,661        -    450,661    260,922        -    260,922
  Increase in DTA from adjusted gross DTAs that can be offset against
 DTLs                                                                          -        -          -          -        -          -
                                                                      ------------------------------ -------------------------------
  Total Increase in DTA admitted pursuant to Paragraph 10.e            $ 450,661  $     -  $ 450,661  $ 260,922  $     -  $ 260,922
                                                                      ============================== ===============================
                                                                                   CHANGE
                                                                       ------------------------------
  DESCRIPTION                                                           ORDINARY   CAPITAL   TOTAL
---------------------------------------------------------------------  ------------------------------

  Increase in DTA from carried back losses that reverse in subsequent
 three calendar years that are carried back to recoup taxes             $       -  $     - $       -
  Increase in DTA from the lesser of adjusted gross DTAs realizable
 within 36 months or 15% of statutory surplus                             189,739        -   189,739
  Increase in DTA from adjusted gross DTAs that can be offset against
 DTLs                                                                           -        -         -
                                                                       ------------------------------
  Total Increase in DTA admitted pursuant to Paragraph 10.e             $ 189,739  $     - $ 189,739
                                                                       ==============================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., 10.e. are as follows:

                                                                       DECEMBER 31, 2011                     DECEMBER 31, 2010
                                                            ----------------------------------- ------------------------------------
    DESCRIPTION                                              ORDINARY     CAPITAL      TOTAL     ORDINARY     CAPITAL       TOTAL
    ------------------------------------------------------  ----------------------------------- ------------------------------------

    Carried back losses that reverse in subsequent
      calendar year                                          $       -  $        -  $        -   $        -  $         - $        -
    The lesser of adjusted gross DTAs realizable
      within 12 months or 10% of statutory surplus             241,231           -     241,231      521,844            -    521,844
                                                            ----------------------------------- ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs        112,273     122,641     234,914       67,312      133,963    201,275
                                                            ----------------------------------- ------------------------------------
    Total DTA admitted pursuant to Paragraphs 10.a, 10.b
      and 10.c                                                 353,504     122,641     476,145      589,156      133,963    723,119
                                                            ----------------------------------- ------------------------------------

 Admission Calculation Components
 SSAP 10R, Paragraph 10.e

    Carried back losses that reverse in subsequent
      three calendar years                                           -           -           -            -            -          -
    The lesser of adjusted gross DTAs realizable
      within 36 months or 15% of statutory surplus             450,661           -     450,661      260,922            -    260,922
                                                            ----------------------------------- ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs              -           -           -            -            -          -
                                                            ----------------------------------- ------------------------------------
    Additional DTA admitted pursuant to Paragraph 10.e         450,661           -     450,661      260,922            -    260,922
                                                            ----------------------------------- ------------------------------------

    Total DTA Admitted Under SSAP 10R                          804,165     122,641     926,806      850,077      133,963    984,040
    Total DTL                                                  (58,661)   (176,253)   (234,914)     (67,312)    (133,963)  (201,275)
                                                            ----------------------------------- ------------------------------------

    Net Admitted DTA                                         $ 745,504  $  (53,612) $  691,892   $  782,765  $         - $  782,765
                                                            =================================== ====================================

 Used in SSAP 10R, Par. 10 d

    Total adjusted capital                                           -           -   5,282,793            -            -  6,376,918
                                                                                   ------------                          -----------
    Authorized control level                                         -           -   1,237,484            -            -  1,524,545
                                                                                   ------------                          -----------

                                                                          CHANGE
                                                            ------------------------------------
     DESCRIPTION                                              ORDINARY    CAPITAL     TOTAL
    ------------------------------------------------------  ------------------------------------

    Carried back losses that reverse in subsequent
      calendar year                                          $       -  $        -  $         -
    The lesser of adjusted gross DTAs realizable
      within 12 months or 10% of statutory surplus            (280,613)          -     (280,613)
                                                            ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs         44,961     (11,322)      33,639
                                                            ------------------------------------
    Total DTA admitted pursuant to Paragraphs 10.a, 10.b
      and 10.c                                                (235,652)    (11,322)    (246,974)
                                                            ------------------------------------

 Admission Calculation Components
 SSAP 10R, Paragraph 10.e

    Carried back losses that reverse in subsequent
      three calendar years                                           -           -            -
    The lesser of adjusted gross DTAs realizable
      within 36 months or 15% of statutory surplus             189,739           -      189,739
                                                            ------------------------------------
    Adjusted gross DTAs that can be offset against DTLs              -           -            -
                                                            ------------------------------------
    Additional DTA admitted pursuant to Paragraph 10.e         189,739           -      189,739
                                                            ------------------------------------

    Total DTA Admitted Under SSAP 10R                          (45,912)    (11,322)     (57,234)
    Total DTL                                                    8,651     (42,290)     (33,639)
                                                            ------------------------------------

    Net Admitted DTA                                         $ (37,261) $  (53,612) $   (90,873)
                                                            ====================================

 Used in SSAP 10R, Par. 10 d

    Total adjusted capital                                           -           -  (1,094,125)
                                                                                   -------------
    Authorized control level                                         -           -    (287,061)
                                                                                   -------------

The following table provides the Company's assets, capital and surplus, and Risk Based Capital information with the DTA calculated under SSAP 10R paragraphs 10.a. to 10.c. and the additional DTA determined under SSAP 10R paragraph 10.e.:

                                                          DECEMBER 31, 2011                     DECEMBER 31, 2010
                                                   ------------------------------------ ----------------------------------
        DESCRIPTION                                  ORDINARY   CAPITAL       TOTAL      ORDINARY   CAPITAL        TOTAL
       ------------------------------------------- ------------------------------------ ------------- --------- ----------

 SSAP 10R, Paragraphs 10.a, 10.b, and 10.c

        Admitted deferred tax assets                $ 294,843  $ (53,612) $    241,231   $ 521,844  $     -  $    521,844
        Admitted assets                                     -          -    23,449,611           -        -    26,155,673
        Adjusted statutory surplus                          -          -     5,216,642           -        -     6,412,177
        Total adjusted capital from DTA                     -          -     5,216,642           -        -     6,412,177

 Increased amounts due to SSAP 10R, Paragraph 10.e

        Admitted deferred tax assets                  745,504    (53,612)      691,892     782,765        -       782,765
        Admitted assets                                     -          -    23,900,272           -        -    26,416,595
        Statutory surplus                                   -          -  $  5,667,303           -        -  $  6,673,099

                                                                  CHANGE
                                                   ------------------------------------
        DESCRIPTION                                  ORDINARY   CAPITAL       TOTAL
       ------------------------------------------- ------------------------------------
 SSAP 10R, Paragraphs 10.a, 10.b, and 10.c

        Admitted deferred tax assets                $(227,001) $ (53,612) $   (280,613)
        Admitted assets                                     -          -    (2,706,062)
        Adjusted statutory surplus                          -          -    (1,195,535)
        Total adjusted capital from DTA                     -          -    (1,195,535)

 Increased amounts due to SSAP 10R, Paragraph 10.e

        Admitted deferred tax assets                  (37,261)   (53,612)      (90,873)
        Admitted assets                                     -          -    (2,516,323)
        Statutory surplus                                   -          -  $ (1,005,796)

The Company has employed tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. Tax planning strategies increased ordinary adjusted gross DTAs by $1,312,815 and net admitted DTAs by $64,523. Tax planning strategies had no impact upon capital adjusted gross DTAs and net admitted capital DTAs, all of which were non-admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


During 2011, 2010 and 2009, the Company's current income tax expense/(benefit) was comprised of the following:

 For the years ended December 31,                 2011         2010         2009
------------------------------------------------------------------------------------

  Federal income tax                           $  (95,734) $  (142,812) $  (215,953)
  Foreign income tax                               (8,461)      (5,462)      37,836
                                              --------------------------------------
        Subtotal                                 (104,195)    (148,274)    (178,117)
  Federal income tax on net capital gains           90,032     169,323       57,389
  Other - including return to provision                -         6,354       55,810
                                              --------------------------------------
  Federal and foreign income taxes incurred    $  (14,163) $    27,403  $   (64,918)
                                              =====================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The composition of the Company's net deferred tax assets as of December 31, 2011 and 2010, along with the changes in deferred income taxes for 2011, is set forth in the table below:

Deferred tax assets:

     Ordinary                                                   2011           2010         CHANGE
                                                            -----------------------------------------

            Loss reserve discount                            $   416,180   $   488,039   $   (71,859)
            Non-admitted assets                                  126,696       146,586       (19,890)
            Unearned premium reserve                             200,003       224,940       (24,937)
            Goodwill & deferred revenue                           29,941        29,941             -
            Bad debt expense                                      74,123        88,502       (14,379)
            Net operating loss carryforward                      461,242       376,835        84,407
            Foreign tax credits                                   69,946        99,895       (29,949)
            Deferred tax of foreign entities                      43,675        38,621         5,054
            Investments                                          118,681          -          118,681
            Deferred loss on branch conversion                     9,555          -            9,555
            Intangibles                                           22,280          -           22,280
            Other temporary difference                            60,293         8,455        51,838
                                                            -----------------------------------------
                                                 Subtotal      1,632,615     1,501,814       130,801

      Statutory valuation allowance adjustment                       -        (633,968)      633,968
      Non-admitted                                              (828,450)      (17,769)     (810,681)
                                                            -----------------------------------------

      Admitted ordinary deferred tax assets                      804,165       850,077       (45,912)
                                                            -----------------------------------------

      Capital


            Investments writedown                                110,936       149,630       (38,694)
            Unrealized capital losses                             11,335        87,003       (75,668)
            Deferred intercompany loss                                 -        28,697       (28,697)
            Other temporary difference                               370             -           370
                                                            ------------- ------------- ---------------
                                                 Subtotal        122,641       265,330      (142,689)

      Statutory valuation allowance adjustment                         -      (131,367)      131,367
      Non-admitted                                                     -             -             -
                                                            -----------------------------------------

      Admitted capital deferred tax assets                       122,641       133,963       (11,322)
                                                            -----------------------------------------

                                                            -----------------------------------------
      TOTAL ADMITTED DEFERRED TAX ASSETS                     $   926,806   $   984,040   $   (57,234)
                                                            =========================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


Deferred tax liabilities:

     Ordinary                                                                           2011          2010        CHANGE
                                                                                   ----------------------------------------

            Investments                                                             $   (46,868)  $   (17,160)  $  (29,708)
            Other (including items <5% of total ordinary tax liabilities)               (11,793)      (50,152)      38,359
                                                                                   ----------------------------------------
                                                                        Subtotal        (58,661)      (67,312)       8,651


     Capital

            Investments                                                                 (19,064)            -      (19,064)
            Unrealized capital gains                                                   (157,189)     (133,963)     (23,226)
                                                                                   ----------------------------------------
                                                                        Subtotal       (176,253)     (133,963)     (42,290)

                                                                                   ----------------------------------------
 TOTAL DEFERRED TAX LIABILITIES                                                     $  (234,914)  $  (201,275)  $  (33,639)
                                                                                   ----------------------------------------


 NET ADMITTED DEFERRED TAX ASSETS/(LIABILITIES):                                    $   691,892   $   782,765   $  (90,873)
                                                                                   ========================================

The change in net deferred tax assets is comprised of the following: (this analysis is exclusive of non-admitted assets as the Change in Non-Admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------

Description                                                       2011         2010       CHANGE
                                                             --------------------------------------

 Adjusted gross deferred tax assets                           $ 1,755,256  $ 1,001,809  $  753,447
 Total deferred tax liabilities                                  (234,914)    (201,275)    (33,639)
                                                             --------------------------------------
 Net deferred tax assets                                        1,520,342      800,534     719,808
 Deferred tax assets/(liabilities) - SSAP 3                                                     -
 Deferred tax assets/(liabilities) - unrealized                                              3,008
 Deferred tax - noncash settlement through paid-in-capital                                  57,153

                                                                                       ------------
 Total change in deferred tax                                                              659,647
                                                                                       ============

 Change in deferred tax - current year                                                     643,845
 Change in deferred tax - current year - other surplus items                                15,802
                                                                                       ------------
 Change in deferred tax - current year - total                                             659,647
                                                                                       ============

                                                                CURRENT      DEFERRED      TOTAL
                                                             --------------------------------------
 SSAP 3 impact:
       SSAP 3 - general items                                     (20,102)      90,565      70,463
       SSAP 3 - unrealized gain/loss                                   -      (101,902)   (101,902)
                                                             --------------------------------------
       Total SSAP 3                                               (20,102)     (11,337)    (31,439)
       SSAP 3 - statutory valuation allowance                          -        11,337      11,337
                                                             --------------------------------------
       SSAP 3 - adjusted tax assets and liabilities               (20,102)          -     (20,102)
       SSAP 3 - non-admitted impact                                22,382           -       22,382
                                                             --------------------------------------
 Total SSAP 3 impact                                          $     2,280           -   $    2,280
                                                             ======================================

STATUTORY VALUATION ALLOWANCE

Under SSAP 10R, statutory gross deferred tax assets must be reduced to the extent it is determined that valuation allowance would be required under U.S. GAAP valuation allowance principles pursuant to Accounting Standard Codification
(ASC) 740, Income Taxes. Significant judgment is required in determining the provision for income taxes and, in particular, in the assessment of whether and in what magnitude a valuation allowance should be recorded. At December 31, 2011, the Company recorded gross deferred tax assets before valuation allowance of tax assets of $1,755,256. Management believes that it is more likely than not that these assets will be realized in the forseeable future therefore the Company has not recorded a valuation allowance against its deferred tax asset. This assessment is based on the Company's expectation based on a "more likely than not" standard in measuring its ability to realize its gross deferred tax assets reported on the Company's statement of admitted assets at December 31, 2011.

When making its assessment about the realization of its deferred tax assets at December 31, 2011, the Company considered all available evidence, as required by income tax accounting guidance, including:

     -    the  nature,   frequency,  and  severity  of  current  and  cumulative
          financial reporting losses;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     - transactions completed and transactions expected to be completed in the near future;

     - the carryforward periods for the net operating and capital loss and foreign tax credit carryforward;

     - the application of the amended tax sharing agreement between the tax Sub Group and the Ultimate Parent; and

     - tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets.

Despite the existence of cumulative losses in recent years, including losses related to adverse development in 2009, 2010 and 2011, the Company has been able to implement tax planning strategies to protect against the loss of deferred tax assets, and the Company has concluded that it is more likely than not that its net deferred tax assets will be realized at December 31, 2011.

In concluding that a portion of the statutory gross deferred tax assets are realizable under the U.S. GAAP valuation allowance model, the Company considered both the positive and negative evidence regarding its ability to generate sufficient taxable income to realize the reported adjusted deferred tax assets.

Negative evidence included (i) the existence of cumulative losses in recent years, including losses related to adverse development in 2009 and 2010 of $1,006,000 and $1,506,600, respectively; (ii) the risk that the Company will not be able to execute upon on all of its strategies and actions in the anticipated timeframe; (iii) that Chartis is unable to continue generating profits from the foreign insurance business which the Company has asserted that it can reinsure into the Company; and (iv) that the Company is unable to identify securities earning the investment yields contemplated in the projections and strategies which represented yields ranging from 3.75 percent to 10.8 percent.

Positive evidence included the availability of prudent and feasible tax planning strategies and AIG's, Chartis' and the Company's ability to execute on tax planning strategies and/or actions, if required, that would allow the Company to generate taxable income in order to realize the statutory gross deferred tax assets. These tax planning strategies included: (i) converting tax-exempt investment income to taxable investment income through both the municipal bond borrowing program or through the sale of additional tax-exempt securities to third parties and affiliates and reinvestment of the proceeds in taxable securities; and (ii) investing available resources into higher yielding assets.

It is important to note, estimates of future taxable income generated from specific transactions and tax planning strategies could change in the near term, perhaps materially, which may require the Company to adjust its assessment of the need for a valuation allowance. Such adjustments could be material to the Company's financial condition or its results of operations for an individual reporting period.

STATUTORY ADMISSIBILITY

Once the $1,755,256 of adjusted gross deferred tax asset was quantified, this value was assessed for statutory admissibility using SSAP 10R's three part test. The first test allows for the admissibility of adjusted gross deferred tax assets that are expected to reverse in the next three years and could be used to recover taxes paid in prior years. Based upon the Company's tax sharing agreements discussed at Note 8, no carryback potential exists and thus no adjusted gross deferred tax asset can be admitted under this first test. The second test allows for an adjusted gross deferred tax asset to be admitted based upon the lesser of 15 percent of adjusted statutory surplus of the most recently filed

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


statement and the adjusted gross deferred tax assets expected to reverse within the next three years and that it is expected to be realized (i.e., provide incremental cash tax savings). Under this test, the Company is required to project future taxable income. If operating results differ from those expected in the Company's projections, the amount of the adjusted gross deferred tax asset admitted could materially change. The Company's projections used in determining the admissibility of adjusted gross deferred tax assets included the consideration of the tax planning actions and strategies discussed above and carry similar risks, including the possibility of continuing adverse development in the prior year loss reserves. Finally, the adjusted gross deferred tax assets not admitted under the first two tests can be admitted to the extent there are existing deferred tax liabilities allowable under the relevant tax law. As a result of these tests for statutory admissibility, $691,892 of adjusted gross deferred tax assets were admitted as of December 31, 2011.

The Company does not have any unrecorded deferred tax liabilities.

The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35 percent to income before income taxes as follows:

                                                       2011                    2010                     2009
                                               ---------------------  ------------------------  ------------------------
 Description                                     AMOUNT   TAX EFFECT    AMOUNT    TAX EFFECT     AMOUNT      TAX EFFECT
---------------------------------------------  ---------------------  ------------------------  ------------------------
 Net income before federal income taxes and
 capital gains taxes                           $ 480,413  $ 168,145   $ (749,113) $  (262,190) $  184,874  $     64,706
 Book to tax adjustments:
   Tax exempt income                            (304,201)  (106,470)    (420,450)    (147,157)   (456,093)     (159,633)
   Intercompany dividends                         (6,294)    (2,203)           -            -     (94,815)      (33,185)
   Dividend received deduction                      (451)      (158)      (8,767)      (3,069)    (18,128)       (6,345)
   Subpart F income, gross-up & foreign
   tax credits                                    14,771     (3,291)     (36,387)     (13,104)          -             -
   Meals and entertainment                             -          -          567          199         862           302
   Stock options and other compensation           27,409      9,593        4,644        1,625           -             -
   Non-deductible penalties                        1,442        505            -            -           -             -
   Change in non-admitted assets                  84,424     29,549      162,087       56,731    (102,726)      (35,954)
   Change in tax position                              -     (5,702)           -       11,310           -        59,878
   Statutory valuation allowance               (753,998)   (753,998)     765,335      765,335           -             -
   Sale of divested entities                           -          -            -            -     (70,576)      (24,702)
   Return to provision                                 -    (5,690)            -       19,394           -        11,457
   Branch incorporation & conversion (Hong
  Kong/Singapore/Australia)                         (536)      (188)           -            -           -             -
   Non-deductible expenses                        34,253     11,989            -            -           -         1,399
   Other                                            (252)       (89)           -       (5,297)     (4,392)       (2,195)
------------------------------------------------------------------------------------------------------------------------
          Total book to tax adjustments         (903,433)  (826,153)     467,029      685,967    (745,868)     (188,978)
------------------------------------------------------------------------------------------------------------------------
 Total federal taxable income and tax          $(423,020) $(658,008)  $ (282,084) $   423,777  $ (560,994)    $(124,272)
========================================================================================================================

 Federal income tax incurred                               (104,195)                 (141,920)                 (122,307)
 Federal income tax on realized capital gains                90,032                   169,323                    57,389
 Change in deferred tax                                    (659,647)                  396,374                   (59,354)
 Less: Change in deferred tax - other
  surplus items                                              15,802                         -                         -
                                                          ---------               -----------              -------------
 Total tax                                                $(658,008)              $   423,777              $   (124,272)
                                                          =========               ===========              =============

As of December 31, 2011, the Company had $69,946 foreign tax credits carry forwards expiring through the year 2021, and $1,317,835 of net operating loss carry forwards expiring through the year 2031 that are available to offset against future taxable income. The Company has no capital loss carry forwards remaining as of December 31, 2011 and no other unused tax credits available to offset against future taxable income as of December 31, 2011 and 2010.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses which it may

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes. Currently, there is no federal income tax incurred available for recoupment in the event of future net operating losses for tax purposes.

As of December 31, 2011, the Company had no deposits under IRC Section 6603.

In 2009, tax liabilities relating to uncertain tax positions and tax return errors and omissions relating to the Company were held by Chartis, Inc., the Subgroup Parent. Pursuant to the amended tax sharing agreement that was effective January 1, 2010, Chartis, Inc. continues to assume the liabilities for uncertain tax positions of the Company; however any change in liability relating to tax return errors and omissions are now reflected as liabilities of the Company at December 31, 2011. As of December 31, 2011, the Company recorded gross liabilities related to tax return errors and omissions in the amount of $17,411.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

 At December 31, 2011

 MAJOR TAX JURISDICTIONS          OPEN TAX YEARS
--------------------------------------------------
 UNITED STATES                     2000 - 2010


NOTE 9 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION PLAN


     Employees of AIG, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     The AIG Retirement Plan (the AIG U.S. Plan) is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than 5 years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

     The Company is jointly and severally responsible with AIG and other participating companies for funding

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


      obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

      Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

      Effective April 1, 2012, the AIG U.S. Plan and AIG Excess plans will be converted from final average pay to cash balance formulas comprised of pay credits based on 6 percent of a plan participant's annual compensation (subject to IRS limitations for the qualified plan) and annual interest credits. However, employees satisfying certain age and service requirements remain covered under the final average pay formula in the respective plans.

      The following table sets forth the funded status of the AIG U.S. Plan, valued in accordance with SSAP No. 89, Accounting for Pensions (SSAP 89).

     -----------------------------------------------------------------------
     AS OF DECEMBER 31,                         2011            2010
     -----------------------------------------------------------------------
     Fair value of plan assets              $   3,432,515   $   3,424,553
     Less projected benefit obligation          4,219,931       3,574,840
     -----------------------------------------------------------------------
     Funded status                          $    (787,416)  $    (150,287)
     =======================================================================


      The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2011, 2010 and 2009 are set forth in the table below:

     ---------------------------------------------------------------------------------------------------------
     AS OF DECEMBER 31,                                2011                  2010                 2009
     ---------------------------------------------------------------------------------------------------------
      Discount rate                                     4.62%                5.50%                 6.00%
      Rate of compensation increase (average)           4.00%                4.00%                 4.00%
      Measurement date                           December 31, 2011    December 31, 2010     December 31, 2009
      Medical cost trend rate                            N/A                  N/A                   N/A
     ---------------------------------------------------------------------------------------------------------
     ---------------------------------------------------------------------------------------------------------

      In 2011 and 2010, AIG allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $7,922 and $11,968 for 2011 and 2010, respectively.

                        AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     AIG also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by AIG's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan (SERP), which provides additional retirement benefits to designated executives. The results in this footnote do not include the nonqualified plans.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination. The maximum life insurance benefit prior to age 70 is $33, with a maximum $25 thereafter.

     Effective January 1, 1993 both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with SSAP No. 14, Postretirement Benefits Other Than Pensions (SSAP 14), as of December 31, 2011 and 2010 were $201,960 and $202,418, respectively. These obligations are not currently funded. The Company's allocated share of other postretirement benefit plan expenses were $589 and $112 for the years ended December 31, 2011 and 2010, respectively.

     Effective April 1, 2012, the Company subsidy for the retiree medical plan will only be provided to employees whose combination of age and credited service is equal to or greater than 65 points, who are at least age 55, and have at least 5 years of credited service as of March 31, 2012. The retiree plan will only provide access to coverage for all other retirees, but the Company subsidy will no longer be available to them.

     As sponsor of the AIG U.S. Plan and other benefit plans, AIG is ultimately responsible for the maintenance of these plans in compliance with law. The Company is not directly liable for obligations under the plan; its direct obligations result from AIG's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Company's officers and key employees receive share-based compensation pursuant to awards granted under the AIG 2010 Stock Incentive Plan including share-based cash settled awards such as the Stock Salary and TARP RSU Awards and several other legacy AIG-sponsored employee compensation plans, which are linked to AIG common stock. Share-based cash settled awards are recorded as liabilities until the final payout is made or

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     the award is replaced with a stock-settled award. Unlike stock-settled awards, which have a fixed grant-date fair value (unless the award is subsequently modified), the fair value of unsettled or unvested liability awards are remeasured at the end of each reporting period based on the change in fair value of one share of AIG common stock. Legacy plans for which awards were still outstanding at December 31, 2011 include the AIG
     1999 Stock Option Plan, as amended, AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units and the AIG 2007 Stock Incentive Plan, as amended. During 2011 and 2010, AIG allocated to the Company compensation expense totaling $4,034 and $14,408, respectively, related to stock options and restricted stock units granted under these plans.

     In December 2009, AIG established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights (SARs) if certain performance metrics are met. During 2011 and 2010, AIG allocated to the Company $4,986 and $9,861, respectively, for expenses incurred under this plan.

     In addition to several small defined contribution plans, AIG sponsors a voluntary savings plan for U.S. employees, (the AIG Incentive Savings
     Plan), which provides for salary reduction contributions by employees and matching U.S. contributions by AIG of up to 7 percent of annual salary depending on the employees' years of service and subject to certain compensation limits. The Company's allocated pre-tax expense associated with this plan was, $4,957 and $7,156 in 2011 and 2010, respectively. Effective January 1, 2012, the AIG Incentive Savings Plan was amended to change the company matching contribution to 100 percent of the first 6 percent of participant contributions and to allow all employees to contribute up the annual IRS contribution maximum of $17.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and Consolidated Omnibus Budget Reconciliation Act (COBRA) medical subsidies. The costs of these plans are borne by AIG and its participating subsidiaries.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2011 is $3,100.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 10 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS


A.   CAPITAL AND SURPLUS

     The Company returned $1,420,000 in capital to its immediate parent as a result of reducing the par value of its common capital stock from $0.015 per share to $0.0115065 per share. The return of capital was accomplished by two separate transactions. On March 31, 2011, the Company reduced the par value of its common stock from $0.015 per share to $0.0124578 per share. On September 30, 2011, the Company further reduced the par value of its common stock to $0.0115065 per share. As a result of these transactions, the Company's common capital stock was reduced by $5,922 and its gross paid in and contributed surplus was reduced by $1,414,078. Both transactions were approved by the Company's board of directors and NY DFS.

     The portion of unassigned surplus as of December 31, 2011 and 2010 represented by each item below is as follows:


     --------------------------------------------------------

                                      2011           2010
     --------------------------------------------------------
     Unrealized gains            $     198,889   $   220,760

     Non-admitted asset values      (1,224,794)     (458,968)

     Provision for reinsurance         (78,525)      (99,443)
     --------------------------------------------------------

     --------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2011, management utilized collateral including letters of credit provided by its Ultimate Parent of $381,134. In calculating the provision for reinsurance as of December 31, 2010, management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $314,752 and $26,752, respectively. The use of these assets was approved by the domiciliary regulator.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The changes in unrealized gains and non-admitted assets reported in the Statements of Operations and Changes in Capital and Surplus were derived as follows:

     --------------------------------------------------------- ------------ -------------
     Change in net unrealized gains                 2011           2010      2009
     --------------------------------------------------------- ------------ -------------
     Unrealized gains, current year              $   198,889   $   220,760   $   441,772
     Unrealized gains, previous year                 220,760       441,772       739,654
                                                ------------- ------------- -------------
     Change in unrealized gains                      (21,871)     (221,012)     (297,882)

     Change in tax on unrealized gains                 3,008       110,099       202,913
     Change in accounting principles SSAP 43R              -             -        (6,693)
     Adjustments to beginning surplus                  2,913       (40,963)       (8,900)
     Derivatives - change in foreign exchange          5,940        (4,250)            -
     Amortization of goodwill                         (7,967)       (5,204)       (2,502)
     Other - Japan UTA                                62,374             -             -
                                                ------------- ------------- -------------
     Change in unrealized, net of taxes          $    44,397   $  (161,330)  $  (113,064)
                                                ============= ============= =============

(a) The 2009 balance includes $3,395 of adjustments to the income tax effect of capital gains.


     ---------------------------------------------------------------------------
     Change in non-admitted asset values             2011                2010
     ---------------------------------------------------------------------------

     Non-admitted asset values, current year     $  (1,224,794)   $    (458,968)
     Non-admitted asset values, previous year         (458,968)      (1,087,959)
                                                ---------------  ---------------
     Change in non-admitted assets                    (765,826)         628,991

     Change in SSAP 10R                               (189,739)          11,994
     Adjustments to beginning surplus                   29,308         (128,361)
     Other surplus adjustments                               -              613
                                                ---------------  ---------------
     Change in non-admitted assets               $    (926,257)   $     513,237
                                                ===============  ===============


B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2011

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     reporting period.


C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0 percent of the Company's statutory earned surplus as of December 31, 2011, or 100.0 percent of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2011) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY DFS. As of December 31, 2011, the maximum dividend payment, which may be made without prior approval during 2012, is approximately $308,827.

     Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     As of December 31, 2011 and 2010, the Company paid dividends to Chartis U.S., Inc. of $137,458 and $301,343, respectively, which included $0 of extraordinary dividends.


NOTE 11 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     The National Association of Insurance Commissioners Market Analysis Working Group, led by the states of Ohio and Iowa, is conducting a multi-state examination of certain accident and health products, including travel products, issued by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"). The examination formally commenced in September 2010 after National Union, based on the identification of certain regulatory issues related to the conduct of its accident and health insurance business, including rate and form issues, producer licensing and appointment, and vendor management, requested that state regulators collectively conduct an examination of the regulatory issues in its accident and health business. In addition to Ohio and Iowa, the lead states in the multi-state examination are Minnesota, New Jersey and Pennsylvania, and currently a total of 38 states have agreed to participate in the multi-state examination. As part of the multi-state examination, an Interim Consent Order was entered into with Ohio on (A) January 7, 2011, in which National Union agreed, on a nationwide basis, to cease marketing directly to individual bank customers accident/sickness policy forms that had

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     been approved to be sold only as policies providing blanket coverage, and to certain related remediation and audit procedures and (B) on February 14, 2012, in which National Union agreed, on a nationwide basis, to limit outbound telemarketing to certain forms and rates. A Consent Order was entered into with Minnesota on February 10, 2012, in which National Union and Travel Guard Group Inc. agreed to (i) cease automatically enrolling Minnesota residents in certain insurance relating to air travel, (ii) pay a civil penalty to Minnesota of $250 and (iii) refund premium to Minnesota residents who were automatically enrolled in certain insurance relating to air travel. In early 2012, Chartis U.S., Inc., on behalf of itself, National Union, and certain of Chartis U.S., Inc.'s insurance companies (collectively, "Chartis U.S.") and the lead regulators agreed in principle upon certain terms to resolve the multi-state examination. The terms include Chartis U.S.'s (i) payment of a civil penalty of up to $51,000,
     (ii) agreement to enter into a corrective action plan describing agreed-upon specific steps and standards for evaluating Chartis U.S.'s ongoing compliance with laws and regulations governing the regulatory issues identified in the examination, and (iii) agreement to pay a contingent fine in the event that Chartis U.S. fails to substantially comply with the steps and standards agreed to in the corrective action plan. AIG has established a reserve equal to the amount of the civil penalty under the proposed agreement. As the terms outlined above are subject to agreement by the lead and participating states and appropriate agreements or orders, the Company (i) can give no assurance that these terms will not change prior to a final resolution of the multi-state examination that is binding on all parties and (ii) cannot predict what other regulatory action, if any, will result from resolving the multi-state examination. There can be no assurance that any regulatory action resulting from the issues identified will not have a material adverse effect on Chartis's consolidated results of operations for an individual reporting period, the ongoing operations of the business being examined, or on similar business written by other AIG carriers. National Union and other Chartis companies are also currently subject to civil litigation relating to the conduct of their accident and health business, and may be subject to additional litigation relating to the conduct of such business from time to time in the ordinary course.

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The  intervening  plaintiffs  had  requested  a  stay  of  all trial  court
     proceedings      pending      their      appeal      of      an       order

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery. The parties are presently engaged in class discovery, and plaintiffs' motion for class certification is scheduled for a hearing starting on May 30, 2012.

     As of April 18, 2012, the parties have not commenced general discovery, and the court has not determined if a class action is appropriate or the size or scope of any class. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's bankruptcy proceeding is pending. The AIG Parties filed a motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties' knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated. The settlement discussed below contains a release from RPC to the AIG Parties that covers the claims RPC asserted against the AIG Parties in the New Jersey Action.

     On December 28, 2010, the Bankruptcy Court granted motions to approve settlements entered into in September 2010 between the AIG parties and the RPC Defendants (other than two of RPC's affiliates whose corporate privileges have been suspended by their respective states of incorporation and are therefore unable to enter into contracts) resolving all claims and counterclaims between the AIG parties and the RPC Defendants, and on March 16, 2011 the Court entered an Order dismissing the case with prejudice. The settlements will not have a material adverse effect on the AIG parties' financial position.

     On March 23, 2011, certain AIG entities were served with a Summons with Notice of a suit filed in New York Supreme Court (Nassau County) by William Wallach, The William Wallach Irrevocable Trust, Lawrence Wallach, and Richard Wallach. Prior to his death in 2010, William Wallach was the majority shareholder in RPC. The Summons with Notice indicates that the suit purports to seek damages of $375,000 for breach of contract, misrepresentation, breach of fiduciary duty, fraud, deceit, tortious interference with contractual relations and prima facie tort.

     Following motion practice in the District Court, the matter was referred to the Bankruptcy Court as related to the settlement that was approved on March 16, 2011. The AIG Defendants requested leave to move for sanctions because they assert the complaint is frivolous, and the plaintiffs indicated their intent to file an amended complaint. On October 5, 2011, the Bankruptcy Court set a 60-day deadline for plaintiffs to amend, if so advised, and to determine whether they wish to proceed notwithstanding AIG Defendants' assertion that the claim is frivolous. The plaintiffs neither withdrew nor amended their complaint within the 60-day deadline set by the Bankruptcy Court. On December 7, 2011, the Bankruptcy Court indicated that the AIG Defendants should file their motions to dismiss and for sanctions against the plaintiffs' existing complaint, returnable January 18, 2012. The AIG Defendants filed their motions to dismiss and for sanctions on December 19, 2011. On February 1, 2012, the bankruptcy court dismissed the complaint without prejudice and set a March 5, 2012 hearing date for the AIG Defendants' sanctions motion. At that hearing, the Court granted the AIG Defendants' sanctions motion.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95 percent) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008.

     On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims -- previously counterclaims that were dismissed without prejudice -- against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law.

     On October 30, 2009, all of the parties now in the position of defendant -- the AIG parties' competitors, the NWCRP and NCCI -- filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. On July 1, 2010 the Court denied the pending motions to dismiss as to all claims, except that it dismissed the AIG parties' claim for unjust enrichment. On July 30, 2010, the NWCRP filed a motion for reconsideration of the Court's decision denying its motion to dismiss the accounting claim asserted against it by the AIG parties, and that motion was denied on August 16, 2010.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a motion to dismiss many of the claims asserted in the class action complaint. On July 1, 2010, the Court denied the pending motion to dismiss as to all claims, except that it dismissed the plaintiffs' claim for promissory estoppel against the AIG subsidiary defendants (the promissory estoppel claim against AIG survives). Class discovery has been completed, and on July 16, 2010, the plaintiffs filed a motion for class certification. The AIG parties filed their opposition to this motion on October 8, 2010.

     On January 5, 2011, the AIG parties executed a term sheet with a group of intervening plaintiffs, made up of seven participating members of the NWCRP that filed a motion to intervene in the class action for the purpose of settling

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     the claims at issue on behalf of a settlement class. The proposed class-action settlement would require AIG to pay $450,000 to satisfy all liabilities to the class members arising out of the workers compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in a fund established as part of AIG's settlement with the NYAG and NYDOI in 2006 (the "Workers Compensation Fund"), as addressed above, less any amounts previously withdrawn to satisfy AIG's regulatory settlement obligations, as addressed below. On January 13, 2011, their motion to intervene was granted. On January 19, 2011, the intervening class plaintiffs filed their Complaint in Intervention. On January 28, 2011, the AIG parties and the intervening class plaintiffs entered into a settlement agreement embodying the terms set forth in the January 5, 2011 term sheet and filed a joint motion for certification of the settlement class and preliminary approval of the settlement. If Court approval becomes final, the settlement agreement will resolve and dismiss with prejudice all claims that have been made or that could have been made in the consolidated litigations pending in the Northern District of Illinois arising out of workers compensation premium reporting, including the class action, other than claims that are brought by or against any class member that opts out of the settlement. On April 29, 2011, Liberty Mutual Group filed papers in opposition to preliminary approval of the proposed settlement and in opposition to certification of a settlement class, in which it alleged that AIG's actual exposure should the class action continue through judgment to be in excess of $3,000,000. The AIG parties dispute this allegation.

     On August 1, 2011,  the Court  issued an  opinion  and order  granting  the pending motion for settlement class certification and preliminarily approving the proposed class action settlement, subject to certain minor modifications to the settlement agreement that the Court noted the parties already had agreed to make. The opinion and order stated that it would become effective upon entry of a separate Findings and Order Preliminarily Certifying a Settlement Class and Preliminarily Approving Proposed Settlement, which was then entered on August 5, 2011. Liberty Mutual sought leave from the United States Court of Appeals for the Seventh Circuit to appeal the August 5, 2011 class certification decision, which was denied on August 19, 2011. Notice of the settlement was issued to the class members on August 19, 2011 advising that any class member wishing to opt out of or object to the class action-settlement was required to do so by October 3, 2011. RLI Insurance Company and its affiliates, which were to receive less than one thousand dollars under the proposed settlement, sent the only purported opt-out notice. Liberty Mutual, including its subsidiaries Safeco and Ohio Casualty, and the Kemper group of insurance companies, through their affiliate Lumbermens Mutual Casualty, were the only two objectors. The AIG parties and the settling class plaintiffs filed responses to the objectors' submissions on October 28, 2011. The Court conducted a final fairness hearing on November 29, 2011. Immediately prior to the hearing, Lumbermens Mutual Casualty withdrew its objection to the settlement. On December 21, 2011, the Court issued an Order granting final approval of the settlement, but staying that ruling pending a forthcoming opinion. On February 28, 2012, the Court entered a final order and judgment approving the class action settlement. Liberty Mutual, Safeco and Ohio Casualty filed notices of their intent to appeal the Court's final order and judgment. The Court of Appeals for the Seventh Circuit has consolidated the appeals. Liberty Mutual, Safeco and Ohio Casualty are to submit their opening briefs on or before May 29, 2012.

     The $450,000 settlement amount, which is currently held in escrow pending final resolution of the class action settlement, was funded in part from the approximately $191,500 remaining in the Workers' Compensation Fund, after the transfer of the $146,500 in fines, penalties, and premium taxes discussed in the NAIC Examination of Workers' Compensation Premium Reporting matter below. In the event that the appeal of the class action

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     settlement is successful, the litigation could resume. AIG has an accrued liability equal to the amounts payable under the settlement.

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. On July 19, 2010, the South Carolina Supreme Court held that the filed-rate doctrine did not bar plaintiffs' claims. On December 21, 2011, plaintiffs filed a motion for class certification, which the AIG parties opposed on January 23, 2012. On February 29, 2012, the parties agreed in principle to settle the case for a payment by defendants of $4,000. If that settlement is approved by the court and the settlement becomes final, the case will be concluded.

     In April 2007,  the National  Association of Insurance  Commissioners  (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996.

     On December  17,  2010,  AIG and the lead states  reached an  agreement  to settle all regulatory liabilities arising out of the subjects of the multistate examination. The regulatory settlement agreement includes, among other terms, (i) AIG's payment of $100,000 in regulatory fines and penalties; (ii) AIG's payment of $46,500 in outstanding premium taxes;
     (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulators governing the setting of workers compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150,000 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. The $146,500 in fines, penalties and premium taxes can be funded out of the $338,000 held in the Workers Compensation Fund, discussed above, to the extent that such monies have not already been used to fund the class action settlement discussed above. The regulatory settlement originally was contingent upon, among other events:
     (i) a final, court-approved settlement being reached in all the lawsuits currently pending in Illinois arising out of workers compensation premium reporting issues, discussed above, including the putative class action, except that such settlement need not resolve claims between AIG and the Liberty Mutual Group and (ii) a settlement being reached and consummated between AIG and certain state

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     insurance guaranty funds that may assert claims against AIG for underpayment of guaranty-fund assessments. AIG and the other parties to the regulatory settlement agreement subsequently agreed to waive the settlement contingency of a final settlement in the lawsuits, provided that such waiver will not become effective until AIG consummates a settlement with the state insurance guaranty associations.

     AIG and certain subsidiaries have established a reserve equal to the amounts payable under the proposed settlement.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust
     Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories.
     Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

     On August 16, 2010, the Third Circuit affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. The Third Circuit also affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. With respect to the antitrust claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" conspiracy to protect incumbent insurers that is based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court, instructing it to consider whether plaintiffs must satisfy the heightened pleading standard for fraud, and if so, whether this remaining claim meets that standard. With respect to the RICO claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" enterprise based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court for consideration as to whether plaintiffs had adequately pled the remaining RICO elements not previously considered by the District Court dismissing the Commercial Complaint. Because the Third Circuit vacated in part the judgment dismissing the federal claims in the Commercial Complaint, the Third Circuit also vacated the District Court's dismissal of the state-law claims in the Commercial Complaint. On October 1, 2010, defendants in the Commercial Complaint filed motions to dismiss the remaining remanded claims in the District Court of New Jersey.

     On March 18, 2011, AIG, certain subsidiaries and certain other insurer and broker defendants agreed in principle to settle the multi-district litigation with a class consisting of all purchasers of commercial insurance policies from 1998 through 2004 that were issued by any of the defendants named in the Commercial Complaint and brokered through any of the insurance brokers named as defendants in the Commercial Complaint. Once the settlement is finalized approved by the Court and any appeals of Court approval or exhausted, the AIG defendants will pay a total of $6,750 towards a total group settlement payment of $36,750. A portion of the total settlement fund, which includes plaintiffs' attorneys' fees and class notice and administration fees, would be distributed to purchasers of excess casualty policies from any of the settling defendants and brokered through Marsh, with the remainder being

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     used to fund a settlement that would be paid to a charitable or educational organization to be agreed to by the settling parties. On June 20, 2011, the Court "administratively terminated" without prejudice the various Defendants' pending motions to dismiss the proposed class plaintiffs' operative pleading indicating that those motions may be re-filed after adjudication of all issues related to the proposed class settlement and subject to the approval of the Magistrate Judge. On June 27, 2011, the Court preliminarily approved the class settlement. On June 30, 2011, AIG and certain subsidiaries placed their portion of the total settlement payment into escrow. If the settlement does not receive final court approval, those funds will revert to those parties. A final fairness hearing took place on September 14, 2011. On March 30, 2012, the Court granted final approval of the class settlement. The deadline for objectors to initiate appeals, if any, from the order granting final approval of the settlement is April 30, 2012.

     A  number  of  complaints  making  allegations  similar  to  those  in  the multi-district litigation have been filed against AIG, certain AIG subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, defendants are appealing the trial court's April 2010 denial of defendants' motion to dismiss to the Kansas Supreme Court.

     On October 17, 2011, the Court conducted a conference in connection with the tag-along actions that have been consolidated with the Multi-District Litigation, and subsequently ordered that discovery and motion practice may proceed in those cases. The parties subsequently submitted proposed scheduling orders for discovery and any additional motion practice to the Court, and a scheduling conference has been scheduled before the magistrate judge for April 30, 2012.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


B.   LEASES

     As of December 31, 2009, all leases were transferred from the Company to National Union. Lease expenses are allocated to each affiliate based upon the percentage of space occupied. The Company's share of these transactions is based on its allocation as a member of the Admitted Pool, based upon its stated pool percentage.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2011, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

     The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,542,389 as of December 31, 2011. Also, as of December 31, 2011, the Company had the following amounts of annuities in excess of 1 percent of its policyholders' surplus due from the following life insurers:


-----------------------------------------------------------------------------------------------------------
                                                                                               Licensed in
Name of life insurer                                                  Location   Balances       New York
-----------------------------------------------------------------------------------------------------------
American General Life Insurance Company                               Texas      $    82,441        No
The United States Life Insurance Company in the City of New York      New York       879,607       Yes
American General Life Insurance Company of Delaware                   Delaware       311,845        No
BMO Life Assurance Company                                            Canada         206,164        No
-----------------------------------------------------------------------------------------------------------


     As part of its private equity portfolio investment, as of December 31, 2011 the Company may be called upon for an additional capital investment of up to $263,490. The Company expects only a small portion of this portfolio will be called during 2012.

     The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. All guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that guaranteed entities failed to make payments under the policies of insurance issued during the period of the guarantee. For guarantees that have been terminated, the Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entities during the period in which the guarantee was in force.

     The Company has not been required to perform under any of the guarantees that it had issued.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Additionally, each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with a hold harmless agreement relative to the guarantee. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


     The following schedule sets forth the effective and termination dates of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets, estimated loss to the Company and policyholder surplus for each guaranteed entity as of December 31, 2011:


     -------------------------------------------------------------------------------------------------------------------------------

                                                                POLICYHOLDER     INVESTED
                                              DATE     DATE     OBLIGATIONS      ASSETS @    ESTIMATED LOSS  POLICYHOLDERS' SURPLUS
     GUARANTEED COMPANY                      ISSUED  TERMINATED @ 12/31/2011     12/31/2011     @ 12/31/2011        @ 12/31/2011
     -------------------------------------------------------------------------------------------------------------------------------
     21st Century Advantage Insurance
     Company (f/k/a AIG Advantage
     Insurance Company)                 *  12/15/97   8/31/09  $       5,645  $      28,397  $            -  $               26,124

     AIG Edison Life Insurance
     Company (formerly GE Edison Life
     Insurance Company)                 **  8/29/03   3/31/11     26,660,158     26,944,023               -               2,123,663

     Farmers Insurance Hawaii (f/k/a
     AIG Hawaii Insurance Company,
     Inc.)                              *   11/5/97   8/31/09         16,983         84,066               -                  76,624

     Chartis Seguros Mexico SA (f/k/a
     AIG Mexico Seguros
     Interamericana, S.A. de C.V.)          12/15/97       -         166,073        100,369               -                  81,157

     American General Life and
     Accident Insurance Company              3/3/03   9/30/10      8,440,946      9,262,389               -                  629,299

     American General Life Insurance
     Company                                 3/3/03  12/29/06     31,095,613     41,395,196               -               7,393,647

     American International Assurance
     Company (Australia) Limited            11/1/02  10/31/10        380,000      1,308,000               -                 404,000

     21st Century North America
     Insurance Company (f/k/a
     American International Insurance
     Company)                           *   11/5/97   8/31/09         37,488        587,979               -                 489,328

     21st Century Superior Insurance
     Company (f/k/a American
     International Insurance Company
     of California, Inc.)               *   12/15/97  8/31/09          1,910         29,818               -                  27,209

     21st Century Pinnacle Insurance
     Company (f/k/a American
     International Insurance Company
     of New Jersey)                     *   12/15/97  8/31/09         13,789         42,910               -                  38,272

     Chartis Europe, S.A. (formerly
     AIG Europe, S.A.)                      9/15/98         -      6,527,141      6,654,194               -               3,390,807

     Chartis UK (f/k/a Landmark
     Insurance Company, Limited (UK))       3/2/98   11/30/07        188,322      5,379,752               -               1,949,112

     Lloyd's Syndicate  1414 (Ascot
     Corporate Name)                        1/20/05  10/31/07        139,593        663,562               -                 151,865

     SunAmerica Annuity and Life
     Assurance Company (Anchor
     National Life Insurance Company)        1/4/99  12/29/06     14,680,609     25,906,187               -                 814,143

     SunAmerica Life Insurance
     Company                                 1/4/99  12/29/06      9,474,897     13,652,491               -               2,907,242

     The United States Life Insurance
     Company in the City of New York         3/3/03   4/30/10      9,667,411     22,548,377               -               1,842,268

     The Variable Annuity Life
     Insurance Company                       3/3/03  12/29/06     45,334,090     64,692,369               -               4,238,814
     -------------------------------------------------------------------------------------------------------------------------------

      TOTAL GUARANTEES                                         $ 152,830,668  $  219,280,079  $            -  $          26,583,574
     ===============================================================================================================================

      * The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to its obligations under this guarantee.

      ** AIG Edison Life Insurance Company was sold by AIG to Prudential Financial, Inc (PFI) on February 1, 2011. As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee. Amounts disclosed are based on the Edison's fiscal year end of 3/31/2011.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 12 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

As of December 31, 2011 and 2010, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

--------------------------------------------------------------------------------
OTHER ADMITTED ASSETS                                2011              2010
--------------------------------------------------------------------------------

Allowance provision                              $   (103,402)     $  (245,740)
Deposit accounting assets                                   3              686
Deposit accounting assets - funds held                      -           88,515
Guaranty funds receivable and on deposit               10,011           12,199
Intangible asset - Canada                             (63,660)        (107,372)
Loss funds on deposit                                  51,722           40,858
Note receivable - reinsurance commutation                   -           37,044
Paid loss clearing                                    346,118          318,312
Other assets                                           76,228          137,671
--------------------------------------------------------------------------------
   TOTAL OTHER ADMITTED ASSETS                   $    317,020      $   282,173
================================================================================


Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payments in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

As of December 31, 2011 and 2010, the Company has a liability for insolvency assessments, workers' compensation second injury and miscellaneous other assessments in the amounts of $138,076 and $40,428, respectively, with related assets for premium tax credits of $10,011 and $12,183, respectively. Of the amount accrued, the Company expects to pay approximately $73,994 for insolvency assessments, workers' compensation second injury and miscellaneous assessments during the next year and $54,071 in future periods. In addition, the Company anticipates it will realize $6,311 of premium tax offset credits and the associated liability in years two through five. The remaining $3,700 will be realized between years six and ten. A reconciliation of assets recognized from paid and accrued premium tax offsets as of December 31, 2011 is set forth below:


a.  Assets recognized from paid and accrued premium tax offsets
    and policy surcharges prior year-end                               $  12,183
b.  Decreases current year:
     Guarantuy fund refunds                                                  403
     Premium tax offset applied                                            2,639
c.  Increases current year:
     Premium tax offset paid                                                 870
d.  Assets recognized from paid and accrued premium tax offsets       -----------
     and policy surcharges current year-end                            $  10,011
                                                                      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2011 and 2010, the Company had established an allowance for doubtful accounts of $103,402 and $245,740, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2011, 2010 and 2009, the Company recorded  $16,296,  $30,549 and $25,860, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Operations.

As of December 31, 2011 and 2010, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

-----------------------------------------------------------------------------------------
 OTHER LIABILITIES                                                  2011         2010
-----------------------------------------------------------------------------------------
 Accounts payable                                                $   42,160   $   29,894
 Accrued retrospective premiums                                      64,385       64,651
 Advance premiums                                                     9,915       11,102
 Amounts withheld or retained by company for account of others        4,467       12,459
 Deferred commission earnings                                         4,161        4,357
 Liability for pension and severance pay                             20,276       16,448
 Loss clearing                                                            -        1,777
 Policyholder funds on deposit                                        9,831        9,057
 Remittances and items not allocated                                 24,870       28,426
 Retroactive reinsurance payable                                        352        1,258
 Retroactive reinsurance reserves - assumed                               -        4,174
 Retroactive reinsurance reserves - ceded                             (899)      (2,077)
 Servicing carrier liability                                          6,929        5,597
 Escrow funds (NICO)                                                 25,693            -
 Other legal contingencies                                           52,613            -
 Other liabilities, includes suspense accounts, expense
   account balances and certain accruals                             60,119       60,578
---------------------------------------------------------------------------- ------------
  TOTAL OTHER LIABILITIES                                        $  324,872   $  247,701
=========================================================================================


On March 28, 2012, the balances reported as other legal contingencies were transferred to the parent company and recorded a deemed capital contribution in accordance with SSAP No. 72, Surplus and Quasi-reorganizations (SSAP 72).

NICO funds third party reinsurance recoverable on behalf of Chartis Reinsureds. Chartis reports the balances collected and due to NICO as Escrow funds.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


NOTE 13 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 25, 2012 for the statutory statement issued on April 27, 2012.

None

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 25, 2012 for the statutory statement issued on April 27, 2012.

Effective February 17, 2012, the Company, together with the members of the Admitted Pool, the Chartis U.S. Surplus Lines Pool and AIU Insurance Company (collectively, the "Fleet") entered into a Capital Maintenance Agreement (CMA) with AIG and Chartis, Inc. (AIG CMA). The AIG CMA provides that in the event that the Fleet's Total Adjusted Capital (TAC) falls below the specified minimum percentage of 350 percent of the Fleet's Authorized Control Level (ACL) Risk Based Capital (RBC), as estimated by Chartis, Inc. on a semi-annual basis subject to any adjustments or modifications required by the Company's domiciliary regulator or its independent auditors (the "SMP"), AIG will, within a specified time period prior to the close of the following fiscal quarter, contribute cash, cash equivalents, securities or other acceptable instruments that qualify as admitted assets to the Fleet so that the Fleet's TAC is projected to be equal to or greater than the SMP of the upcoming year-end. Additionally, each of Chartis and each Fleet member agreed, subject to approval by its board of directors and, if necessary, its domestic regulator, as applicable, to pay dividends that will be paid to AIG up to an amount equal to the lesser of (i) the amount necessary to reduce the Fleets ACL RBC to an amount not materially greater than the SMP or (ii) the maximum dividends permitted by any applicable domiciliary regulator.

Effective February 17, 2012, the Fleet entered into a CMA (Chartis CMA) with Chartis, Inc., Chartis U.S., Inc. and Chartis International, LLC (the Chartis entities). The Chartis CMA provides that in the event that the Fleet's TAC exceeds the SMP (as determined pursuant to the terms of the AIG CMA) while at the same time any Fleet member, as an individual legal entity, has a Total Adjusted Capital below 300 percent of such Company's Authorized Control Level RBC (the "Individual Entity Minimum Percentage") (as determined by Chartis pursuant to the methodology set forth in the AIG CMA that is used to determine the SMP), the Chartis Entities and each Fleet member agree to make contributions, pay dividends or cause other transactions to occur that would result in each Fleet member's TAC being above the Individual Entity Minimum Percentage. No Fleet member is required to pay any dividend which would trigger the extraordinary dividend provisions of its domiciliary state or that is otherwise prohibited by such state.

The Company received the approval from the NY DFS to pay dividends of $50,000 to its immediate parent. The dividend was made up of municipal securities and cash of $48,411 and $1,589, respectively, was paid on March 27, 2012.

On April 4, 2012 and effective March 31, 2012, the Company received permission from the NY DFS to effect a quasi-reorganization as set forth in the Statement of Statutory Accounting Principles No. 72. On March 31, 2012, the Company reallocated $1,000,000 from its Gross Paid in and Contributed Surplus to Unassigned Funds. The permitted practice had no impact on the Company's surplus to policyholders or its net income. In addition, there was no impact

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2011, 2010 AND 2009

                                 (000'S OMITTED)

--------------------------------------------------------------------------------


on the Company's risk based capital results as a result of this permitted practice.

On March 28, 2012, the balances reported as other legal contingencies were transferred to the parent company and recorded a deemed capital contribution in accordance with SSAP 72.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements


The following financial statements are included in Part B of this Registration
Statement:



FS Variable Separate Account Financial Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Statements of Assets and Liabilities, December 31, 2011


     -   Schedules of Portfolio Investments, December 31, 2011


     -   Statements of Operations, for the year ended December 31, 2011


     -   Statements of Changes in Net Assets, for the year ended December 31,
         2011


     - Statements of Changes in Net Assets, for the year ended December 31, 2010, except as indicated


     -   Notes to Financial Statements



The United States Life Assurance Company in the City of New York Financial
Statements:


     -   Report of Independent Registered Public Accounting Firm


     -   Balance Sheets -- December 31, 2011 and 2010


     -   Statements of Income -- Years Ended December 31, 2011, 2010 and 2009


     - Statements of Comprehensive Income -- Years Ended December 31, 2011, 2010 and 2009


     - Statements of Shareholder's Equity -- Years Ended December 31, 2011, 2010 and 2009


     -   Statements of Cash Flows -- Years Ended December 31, 2011, 2010 and
         2009


     -   Notes to Financial Statements




American Home Assurance Company Financial Statements:

     -   Report of Independent Auditors

     - Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2011 and 2010


     - Statutory Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009


     - Statutory Statements of Cash Flow for the years ended December 31, 2011, 2010 and 2009

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    3
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Agreement.......................................    19
      (b)  Form of Selling Agreement............................................    19
(4)   (a)  Form of Polaris Choice Individual Annuity Certificate................    4
      (b)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    4
      (c)  Form of IRA Endorsement..............................................    4
      (d)  Form of Optional Minimum Withdrawal Benefit Maximum Anniversary Value
           Rider................................................................    8
      (e)  Form of Optional Guaranteed Minimum Withdrawal Benefit For Two Lives
           Rider................................................................    8
      (f)  Form of Polaris Choice III Variable Annuity Contract.................    9
      (g)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    9
      (h)  Form of Nursing Home Rider...........................................    9
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    11
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    11
      (k)  Form of Extended Legacy Program Guide................................    17
      (l)  Merger Endorsement...................................................    19
(5)   Annuity Application Specimen Contract.....................................    4
(6)   Corporate Documents
      (a)  Copy of the Bylaws of The United States Life Insurance Company in the
           City of New York, Amended and Restated December 14, 2010.............    18
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement.............    1
      (b)  Form of SunAmerica Series Trust Fund Participation Agreement.........    1
      (c)  Form of Van Kampen Life Investment Trust Fund Participation
           Agreement............................................................    2
      (d)  Form of Lord Abbett Series Fund, Inc. Fund Participation Agreement...    2
      (e)  Form of Columbia Funds Variable Insurance Trust I Fund Participation
           Agreement............................................................    13

      (f)  Form of American Funds Insurance Series Fund Participation
           Agreement............................................................    2
      (g)  Form of Amendment to Franklin Templeton Variable Insurance Products
           Trust Fund Participation Agreement...................................    19
      (h)  Form of Principal Variable Contract Fund, Inc. Fund Participation
           Agreement............................................................    10
      (i)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement...........................    12
      (j)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    15
      (k)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    16
      (l)  Form of Letter of Consent to Assignment of Fund Participation
           Agreement............................................................    19
      (m)  Form of Seasons Series Trust Fund Participation Agreement............    5
(9)   (a)  Opinion of Counsel and Consent of Depositor..........................    20
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company......................................    7
(10)  Consents..................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- The United States Life Insurance Company in the
           City of New York Directors...........................................    21
      (b)  Power of Attorney -- American Home Assurance Company Directors.......    Filed Herewith
      (c)  General Guarantee Agreement by American Home Assurance Company.......    6
      (d)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on December 28, 2007.........................................    14
      (e)  Capital Maintenance Agreement of American International Group, Inc...    19
      (f)  Agreement and Plan of Merger including the Charter of The United
           States Life Insurance Company in the City of New York................    19



--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Initial Registration Statement to File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-
   004616.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-102137 and 811-08810, filed August 14, 2003 Accession No. 0001193125-03-036541.


5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.



6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-102137 and 811-08810, filed August 12, 2005, Accession No. 0000950129-05-008162.



7 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No. 0000950129-05-009958.



8 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-102137 and 811-08810, filed May 1, 2006, Accession No.
   0000950129-06-004651.



9 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.



10 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
   No. 12, File Nos. 333-102137 and 811-08810, filed December 12, 2006,
   Accession No. 0000950124-06-007506.



11 Incorporated by reference to Post-Effective Amendment No. 12 and Amendment
   No. 13, File Nos. 333-102137 and 811-08810, filed on February 13, 2007,
   Accession No. 0000950148-07-000033.



12 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
   No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
   Accession No. 0000950124-07-002498.



13 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   146429 and 811-08810, filed on October 1, 2007, Accession No. 0000950148-07-
   000244.



14 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
   No. 16, File Nos. 333-102137 and 811-08810, filed on January 31, 2008,
   Accession No. 0000950148-08-000027.

15 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-102137 and 811-08810, filed on April 30, 2008,
   Accession No. 0000950148-08-000112.



16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.



17 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172004 and 811-08810, filed on April 27, 2011, Accession No. 0000950123-11-040083.



18 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
   File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.



19 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.



20 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178853 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104769.





21 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-178842 and 811-08810, filed on April 30, 2012.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



                                    POSITIONS AND OFFICES WITH DEPOSITOR
NAMES AND PRINCIPAL BUSINESS        THE UNITED STATES LIFE INSURANCE COMPANY IN THE
ADDRESS                             CITY OF NEW YORK
----------------------------        --------------------------------------------------
Jay S. Wintrob(1).............      Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams(2)............      Director, Divisional President
Michael J. Akers(3)...........      Director, Executive Vice President and Chief
                                    Financial Officer
William J. Carr(4)............      Director
Mary Jane B. Fortin(5)........      Director, Divisional President
William J. Kane(6)............      Director
H. Thomas McMeekin(7).........      Director, Chief Investment Officer
Scott H. Richland(8)..........      Director
W. Lawrence Roth(9)...........      Director
Jana W. Greer(10).............      Divisional President
Steven D. Anderson(5).........      Senior Vice President and Assistance Controller
Robert M. Beuerlein(3)........      Senior Vice President and Chief and Appointed
                                    Actuary
Don W. Cummings(3)............      Senior Vice President and Controller
N. Scott Gillis(10)...........      Senior Vice President and Treasurer
Glen D. Keller(4).............      Senior Vice President
Christine A. Nixon(1).........      Senior Vice President and Chief Legal Officer
Stephen J. Stone(10)..........      Senior Vice President
Edward F. Bacon(3)............      Vice President
Gavin d. Friedman(1)..........      Vice President
Richard L. Gravette(3)........      Vice President and Assistant Treasurer
Julie Cotton Hearne(5)........      Vice President and Secretary
Sharla A. Jackson(5)..........      Vice President
W. Larry Mask(5)..............      Vice President, Real Estate Investment Officer &
                                    Assistant Secretary
T. Clay Spires(3).............      Vice President and Tax Officer
William P. Hayes(2)...........      Chief Compliance Officer
Becky A. Strom(3).............      Privacy and Anti-Money Laundering Officer
Larry Blews(3)................      Chief Compliance Officer, 38a-1
Debra L. Herzog(2)............      Assistant Secretary
Virginia N. Puzon(1)..........      Assistant Secretary
M. Carmen Rodriguez(2)........      Assistant Secretary

SunAmerica Retirement Markets Divisional Officers:
Jana W. Greer.................      President of SunAmerica Retirement Markets, A
                                    Division of US Life
Edwin R. Raquel(10)...........      Senior Vice President
Mallary L. Reznik(10).........      Senior Vice President and General Counsel
Timothy W. Still(10)..........      Senior Vice President
Edward T. Texeria(10).........      Senior Vice President
William T. Devanney, Jr.(10)..      Senior Vice President
Larry Winderman...............      Senior Vice President
Manda Ghaferi(1)..............      Vice President
Rodney A. Haviland(10)........      Vice President
Monica F. Suryapranata(10)....      Vice President
Ana Ure(10)...................      Vice President and Compliance Officer



--------


(1)    1 SunAmerica Center, Los Angeles, California 90067-6121



(2)    2919 Allen Parkway, Houston, Texas 77019



(3)    2727 A-Allen Parkway, Houston, Texas 77019



(4)    147 Warrenton Drive, Houston, Texas 77024



(5)    2929 Allen Parkway, Houston, Texas 77019



(6)    10816 Andora Avenue, Chatsworth, California 91311

(7)    180 Maiden Lane, New York, New York 10038



(8)    1685 Rico Place, Palos Verdes Estates, California 90274



(9)    One World Financial Center, 200 Liberty Street, New York, New York 10281



(10)   21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT



The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001369, filed on February 23, 2012. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2012, the number of Polaris Choice contracts funded by FS Variable Separate Account was 534 of which 257 were qualified contracts and 277 were non-qualified contracts.



As of March 30, 2012, the number of Polaris Choice III contracts funded by FS Variable Separate Account was 360 of which 151 were qualified contracts and 209 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION



Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK



To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
     The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
     Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director, Chief Distribution Officer
Frank Curran.............   Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



     (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6121.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS



All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Administrative Offices located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.


As of January 31, 2008 at 4:00 p.m. Eastern time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Contracts. The American Home Guarantee will not cover any Contracts with an issue date later than the Point of Termination. The American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts are satisfied in full.



Effective as of 11:59 p.m. Eastern time, on December 31, 2011, First SunAmerica Life Insurance Company, an affiliate of The United States Life Insurance Company in the City of New York, merged with and into The United States Life Insurance Company in the City of New York. New York law provides for the continuation of guarantees for contracts and certificates issued prior to a merger. Therefore, the American Home Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 27th day of April, 2012.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)




                                        By: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK


                                            (On behalf of the Registrant and
                                            itself)



                                        By: /s/ DON W. CUMMINGS

                                            ------------------------------------

                                            DON W. CUMMINGS
                                            SENIOR VICE PRESIDENT AND
                                            CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

MARY JANE B. FORTIN*                           Director                   April 27, 2012
-----------------------------
MARY JANE B. FORTIN

JANA W. GREER*                           Divisional President             April 27, 2012
-----------------------------       (Principal Executive Officer)
JANA W. GREER


BRUCE R. ABRAMS*                               Director                   April 27, 2012
-----------------------------
BRUCE R. ABRAMS


MICHAEL J. AKERS*                 Director, Executive Vice President      April 27, 2012
-----------------------------        and Chief Financial Officer
MICHAEL J. AKERS


DON W. CUMMINGS*                  Senior Vice President & Controller      April 27, 2012
-----------------------------
DON W. CUMMINGS


WILLIAM J. CARR*                               Director                   April 27, 2012
-----------------------------
WILLIAM J. CARR


WILLIAM J. KANE*                               Director                   April 27, 2012
-----------------------------
WILLIAM J. KANE


H. THOMAS MCMEEKIN*                            Director                   April 27, 2012
-----------------------------
H. THOMAS McMEEKIN


SCOTT H. RICHLAND*                             Director                   April 27, 2012
-----------------------------
SCOTT H. RICHLAND


R. LAWRENCE ROTH*                              Director                   April 27, 2012
-----------------------------
R. LAWRENCE ROTH


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 27, 2012
-----------------------------
*MANDA GHAFERI

                                   SIGNATURES


American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 25th day of April, 2012.


                                        AMERICAN HOME ASSURANCE COMPANY

                                        BY: /s/ SEAN T. LEONARD
                                            ------------------------------------
                                            SEAN T. LEONARD
                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




           SIGNATURE                             TITLE                          DATE
           ---------                             -----                          ----

*PETER D. HANCOCK                        Chairman and Director             April 25, 2012
------------------------------
PETER D. HANCOCK


*PETER J. EASTWOOD                      Director, President and            April 25, 2012
------------------------------          Chief Executive Officer
PETER J. EASTWOOD


*SEAN T LEONARD                    Director, Chief Financial Officer       April 25, 2012
------------------------------         and Senior Vice President
SEAN T LEONARD


*JAMES BRACKEN                                  Director                   April 25, 2012
------------------------------
JAMES BRACKEN


*JOHN Q. DOYLE                                  Director                   April 25, 2012
------------------------------
JOHN Q. DOYLE


*DAVID NEIL FIELDS                              Director                   April 25, 2012
------------------------------
DAVID NEIL FIELDS


*DAVID L. HERZOG                                Director                   April 25, 2012
------------------------------
DAVID L. HERZOG


*MONIKA MARIA MACHON                            Director                   April 25, 2012
------------------------------
MONIKA MARIA MACHON


*RALPH W. MUCERINO                              Director                   April 25, 2012
------------------------------
RALPH W. MUCERINO


*SID SANKARAN                                   Director                   April 25, 2012
------------------------------
SID SANKARAN


*CHRISTOPHER L. SPARRO                          Director                   April 25, 2012
------------------------------
CHRISTOPHER L. SPARRO


*MARK TIMOTHY WILLIS                            Director                   April 25, 2012
------------------------------
MARK TIMOTHY WILLIS


*BY:  /s/ SEAN T. LEONARD
      ------------------------
      SEAN T. LEONARD
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX


EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
  (10)          Consents
  (13)(b)       Power of Attorney -- American Home Assurance Company Directors